1933 Act File No. 033- 43017
1940 Act File No. 811- 06418

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N- 1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre- Effective Amendment No.	☐

Post-Effective Amendment No. 39	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	☒
OF 1940

Amendment No. 39	☒

LORD ABBETT MUNICIPAL INCOME TRUST

Exact Name of Registrant as Specified in Charter

90 Hudson Street, Jersey City, New Jersey	07302-3973

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 201-6984

Thomas R. Phillips, Esq.
Vice President and Assistant Secretary
90 Hudson Street Jersey City, New Jersey 07302
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 1, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lord Abbett
Municipal Income Fund
Municipal Income Trust

National Tax Free Fund California Tax Free Fund Connecticut Tax Free Fund Hawaii Tax Free Fund Missouri Tax Free Fund	New Jersey Tax Free Fund New York Tax Free Fund Intermediate Tax Free Fund Georgia Tax Free Trust Pennsylvania Tax Free Trust

PROSPECTUS

FEBRUARY 1, 2009

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Class P shares of each Fund are not offered to the general public and are authorized but not available in all states. Please call 888-522-2388 for further information.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

THE FUNDS

WHAT YOU SHOULD KNOW ABOUT THE FUNDS	Objective	3

	Principal Strategy	3

	Main Risks	5

	National Tax Free Fund	9

	California Tax Free Fund	13

	Connecticut Tax Free Fund	17

	Hawaii Tax Free Fund	21

	Missouri Tax Free Fund	25

	New Jersey Tax Free Fund	29

	New York Tax Free Fund	33

	Intermediate Tax Free Fund	37

	Georgia Tax Free Trust	42

	Pennsylvania Tax Free Trust	46

	Additional Investment Information	50

	Management	56

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Choosing a Share Class	58

	Sales Charges	63

	Fee-Based Program Investors	68

	Financial Intermediary Compensation	71

	Purchases	78

	Exchanges	79

	Redemptions	79

	Distributions and Taxes	81

	Automatic Services for Fund Investors	85

	Other Services for Fund Investors	86

	Other Information for Fund Investors	87

TABLE OF CONTENTS Continued

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS	National Tax Free Fund	94

	California Tax Free Fund	98

	Connecticut Tax Free Fund	101

	Hawaii Tax Free Fund	103

	Missouri Tax Free Fund	105

	New Jersey Tax Free Fund	107

	New York Tax Free Fund	109

	Intermediate Tax Free Fund	112

	Georgia Tax Free Trust	117

	Pennsylvania Tax Free Trust	119

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUNDS AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUNDS

OBJECTIVE

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for the National Tax Free and Intermediate Tax Free Funds) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The New York Tax Free Fund also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

PRINCIPAL STRATEGY

To pursue its objective, under normal market conditions each Fund primarily invests in municipal bonds which, at the time of purchase, are rated investment grade or determined by Lord Abbett to be of comparable quality. Each Fund (except for the National Tax Free Fund) may invest up to 20% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality. The National Tax Free Fund may invest up to 35% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

Under normal market conditions, each Fund attempts to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal, its corresponding state's and, in the case of the New York Tax Free Fund, New York City personal income tax (this policy may not be changed without shareholder approval). If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though

Lord Abbett Municipal Income Fund, Inc.
National Tax Free Fund
California Tax Free Fund
Connecticut Tax Free Fund
Hawaii Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Fund
New York Tax Free Fund
Lord Abbett Municipal Income Trust Intermediate Tax Free Fund Georgia Tax Free Trust Pennsylvania Tax Free Trust
We or the Funds refers to any one or more of the portfolios or series of Lord Abbett Municipal Income Fund, Inc. or Lord Abbett Municipal Income Trust listed above.
Lord, Abbett & Co. LLC or Lord Abbett refers to each Fund's investment adviser.
About each Fund. Each Fund is a professionally managed portfolio primarily holding municipal bonds purchased with the pooled money of investors. Each strives to reach its stated objective; although, as with all mutual funds, it cannot guarantee results.
Reasonable Risk. Each Fund assesses risk by considering the volatility the Fund has over time. By volatility we mean the level of price fluctuations in a Fund's holdings. The Funds, except the Intermediate Tax Free Fund, believe that a volatility that generally approximates the volatility of the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index represents a reasonable risk. The Intermediate Tax Free Fund believes that a volatility that generally approximates the volatility of the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index: 7 Year (6-8) represents a reasonable risk.

THE FUNDS

the issuer of the bond may be located outside of the named state or city.

Each Fund may invest up to 20% of its net assets in other fixed income securities, including bonds that pay interest that is subject to federal, its corresponding state's and/or, in the case of the New York Tax Free Fund, New York City personal income tax. Such bonds may include municipal bonds issued by other states, which may be exempt from federal but not state and/or local taxes.

Each Fund may invest in certain derivatives in an attempt to increase income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of each Fund, except for the Intermediate Tax Free Fund, at between ten and twenty-five years and as to the Intermediate Tax Free Fund, we intend to maintain the average weighted stated maturity at between three and ten years. A substantial amount of a Fund's holdings may be "callable," a feature that allows the bond issuer to redeem the bond before its maturity date.

In selecting municipal bonds, we focus on:

•  Credit Quality – an issuer's ability to pay principal and interest

•  Income Tax Exemption – the bond issuer's ability to pay interest free from federal, state and/or local personal income tax

•  Total Return Potential – the return possibilities for an investment over a period of time, including appreciation and interest

•  Call Protection – assurance by an issuer that it will not redeem a bond earlier than anticipated

To the extent that the supply of state tax-exempt municipal bonds is insufficient to meet a Fund's investment needs, it may invest in municipal bonds

Municipal Bonds ("bonds") are debt securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and/or local personal income taxes. Municipal bonds generally are divided into two types:
• General Obligation Bonds are secured by the full faith and credit of the issuer and its taxing power.
• Revenue Bonds are payable only from revenue derived from a particular facility or source, such as bridges, tolls or sewer services. Industrial development bonds and private activity bonds are revenue bonds.
Investment grade debt securities are debt securities that are rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.
Below investment grade or high yield municipal bonds (sometimes called "lower rated bonds" or "junk bonds") are debt securities that are rated BB/Ba or lower by a Rating Agency, or are unrated but determined by Lord Abbett to be of comparable quality. High yield debt securities typically pay a higher yield than investment grade debt securities. High yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high yield debt securities also may be less liquid.

THE FUNDS

issued by other states, which may be exempt from federal but not state and/or local taxes.

Each Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political or other conditions, a Fund may take a temporary defensive position by investing up to 100% of its assets in: (i) short-term taxable securities and (ii) cash, investment grade commercial paper, and short-term U.S. Government securities. Taking a temporary defensive position could reduce tax-exempt income and prevent a Fund from achieving its investment objective.

A Fund may sell a security if it no longer meets the Fund's investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, a Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer's competitive position or financial condition, changes in the outlook for the issuer's industry, and the impact of the security's duration on the Fund's overall duration.

MAIN RISKS

For All Funds – Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for longer-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, the Funds, which tend to invest in longer term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds. In addition, lower rated municipal bonds in which each Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities.

Additional risks that could reduce each Fund's performance or increase volatility include the following:

•  Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the

Fixed income securities include bonds, debentures, government obligations, commercial paper and pass-through instruments, among other things. Each Fund may invest in fixed income securities with both fixed and variable interest rates.
Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index. Each Fund may invest in swap transactions, interest rate caps and similar instruments, floaters, residual interest bonds (also known as "inverse floaters") and other types of derivatives.

THE FUNDS

municipalities, agencies, instrumentalities, and other issuers within the state. Insurance or other credit enhancements supporting a Fund's investment may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support in addition to the credit risk of the underlying investment that is being enhanced. Credit support provided by foreign entities may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of the entity to meet its obligations. A change in the credit rating or the market's perception of the creditworthiness of any of the municipal bond insurers that insure securities in a Fund's portfolio may affect the value of the securities they insure, the Fund's share prices, and Fund performance. A Fund also may be adversely affected by the inability of an insurer to meet its insurance obligations.

•  Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•   Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•  Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, a Fund's performance may be affected by local, state, and regional factors depending on the states in which the Fund's investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems.

•  Legislative Risk – Legislative changes in the tax-exempt character of particular municipal bonds could have an adverse effect on municipal bond prices.

•  Liquidity Risk – The market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. It may be difficult for a Fund to sell such securities in a timely manner and at their stated value, which could result in losses to the Fund.

•  Management Risk – If certain sectors or investments do not perform as expected, the Funds could underperform other similar funds or lose money.

•  Reclassification Risk – The Internal Revenue Service ("IRS") has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Funds attempt to purchase only bona fide

THE FUNDS

tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. In such a case, the Funds might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of their exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

•  Sector Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to a Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations. The electric utility industry is subject to rate regulation vagaries. The health care industry faces two main challenges – affordability and access.

•  Derivatives Risk – Loss may result from a Fund's investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund's interest rate risk.

•  State and Territory Risks – Because each Fund other than the National Tax Free and Intermediate Tax Free Funds focuses on a particular state or territory, each such Fund's performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including the National Tax Free and Intermediate Tax Free Funds), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. Certain state and local governments and other government issuers suffered significant drops in revenues coinciding with the last U.S. economic recession, resulting in a very difficult period for state and local governments. Even after the national economy emerged from the recession, many states continued to suffer fiscal imbalances. The effects of the subprime mortgage market crisis, the housing market downturn, and other aspects of the national economic recession that began in 2008 have caused declines in tax revenues and put pressure on budgetary reserves for affected governments and

THE FUNDS

are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for each of the Funds because a worsening of the economic position of a state or other issuer of bonds in which one of the Funds invests could lower the value of that Fund's investments and could cause you to lose money.

Each Fund (except the National Tax Free and Intermediate Tax Free Funds) is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Funds.

THE FUNDS

NATIONAL TAX FREE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '00 +5.52%  Worst Quarter 4th Q '08 -8.41%

SYMBOLS:
CLASS A	LANSX
CLASS B	LANBX
CLASS C	LTNSX
CLASS F	LANFX

THE FUNDS

NATIONAL TAX FREE FUND

The table below shows how the average annual total returns of the Fund's Class A, B, C, and F shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum initial sales charge of 3.25%; for Class B shares, the current contingent deferred sales charge ("CDSC") of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F and P shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-18.03%	-1.87%	1.40%	–
Return After Taxes on Distributions(2)	-18.04%	-1.87%	1.39%	–
Return After Taxes on Distributions and Sale of Fund Shares(2)	-10.12%	-0.85%	1.91%	–
Class B Shares	-19.24%	-2.08%	1.23%	–
Class C Shares	-15.90%	-1.87%	1.08%	–
Class F Shares	-15.25%	–	–	-13.03%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	-0.91	%(4)

  (1)  The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance.

  (4)  Represents total return for the period from 9/28/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

NATIONAL TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		B	C		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None	None		None	None
Maximum Deferred Sales Charge (See "Sales Charges") (2)	None(3)		5.00%	1.00	%(4)	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (5)	0.45%		0.45%	0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees(6)	0.20%		1.00%	0.82	%(7)	0.10%	0.45%
Total Other Expenses(8)	0.22%		0.22%	0.22%		0.22%	0.22%
Interest and Related Expenses from Inverse Floaters(8)(9)	0.08%		0.08%	0.08%		0.08%	0.08%
Other Expenses(10)	0.14%		0.14%	0.14%		0.14%	0.14%
Total Operating Expenses(8)(11)	0.87%		1.67%	1.49%		0.77%	1.12%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (5)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (6)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (7)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

  (8)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (9)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (10)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (11)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.79% for Class A shares, 1.59% for Class B shares, 1.41% for Class C shares, 0.69% for Class F shares, and 1.04% for Class P shares.

THE FUNDS

NATIONAL TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$411	$594	$792	$1,363
Class B Shares	$570	$826	$1,007	$1,763
Class C Shares	$152	$471	$813	$1,779
Class F Shares	$79	$246	$428	$954
Class P Shares	$114	$356	$617	$1,363

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$411	$594	$792	$1,363
Class B Shares	$170	$526	$907	$1,763
Class C Shares	$152	$471	$813	$1,779
Class F Shares	$79	$246	$428	$954
Class P Shares	$114	$356	$617	$1,363

The example assumes a deduction of the applicable CDSC for the one-year and three-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years.

THE FUNDS

CALIFORNIA TAX FREE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q '02 +5.49%  Worst Quarter 4th Q '08 -7.03%

SYMBOLS:
CLASS A	LCFIX
CLASS C	CALAX
CLASS F	LCFFX

THE FUNDS

CALIFORNIA TAX FREE FUND

The table below shows how the average annual total returns of the Fund's Class A, C and F shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum initial sales charge of 3.25%; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F and P shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-16.27%	-1.20%	1.67%	–
Return After Taxes on Distributions(2)	-16.27%	-1.20%	1.67%	–
Return After Taxes on Distributions and Sale of Fund Shares(2)	-9.05%	-0.33%	2.11%	–
Class C Shares	-13.98%	-1.17%	1.38%	–
Class F Shares	-13.37%	–	–	-10.95%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	-0.91	%(4)

  (1)  The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance. The index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

  (4)  Represents total return for the period from 9/28/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

CALIFORNIA TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		C		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None		None	None
Maximum Deferred Sales Charge (See "Sales Charges") (2)	None(3)		1.00	%(4)	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (5)	0.45%		0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees(6)	0.20%		0.81	%(7)	0.10%	0.45%
Total Other Expenses(8)	0.24%		0.24%		0.24%	0.24%
Interest and Related Expenses from Inverse Floaters(8)(9)	0.08%		0.08%		0.08%	0.08%
Other Expenses(10)	0.16%		0.16%		0.16%	0.16%
Total Operating Expenses(8)(11)	0.89%		1.50%		0.79%	1.14%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (5)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (6)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (7)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

  (8)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (9)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (10)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (11)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.81% for Class A shares, 1.42% for Class C shares, 0.71% for Class F shares, and 1.06% for Class P shares.

THE FUNDS

CALIFORNIA TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$413	$600	$802	$1,385
Class C Shares	$153	$474	$818	$1,791
Class F Shares	$81	$252	$439	$978
Class P Shares	$116	$362	$628	$1,386

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$413	$600	$802	$1,385
Class C Shares	$153	$474	$818	$1,791
Class F Shares	$81	$252	$439	$978
Class P Shares	$116	$362	$628	$1,386

THE FUNDS

CONNECTICUT TAX FREE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q '02 +5.07%  Worst Quarter 3rd Q '08 -5.45%

SYMBOLS:
CLASS A	LACTX
CLASS F	LCOFX

THE FUNDS

CONNECTICUT TAX FREE FUND

The table below shows how the average annual total returns of the Fund's Class A and F shares compared to those of a broad-based securities market index. The Fund's average annual total returns include the current maximum initial sales charge of 3.25% for Class A shares. There are no sales charges for Class F and P shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-13.11%	-0.15%	2.28%	–
Return After Taxes on Distributions(2)	-13.11%	-0.15%	2.28%	–
Return After Taxes on Distributions and Sale of Fund Shares(2)	-7.09%	0.56%	2.63%	–
Class F Shares	-10.22%	–	–	-7.97%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	-0.91	%(4)

  (1)  The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance. The index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

  (4)  Represents total return for the period from 9/28/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

CONNECTICUT TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None	None
Maximum Deferred Sales Charge (See "Sales Charges") (2)	None(3)		None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (4)	0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees(5)	0.20%		0.10%	0.45%
Total Other Expenses(6)	0.20%		0.20%	0.20%
Interest and Related Expenses from Inverse Floaters(6)(7)	0.04%		0.04%	0.04%
Other Expenses(8)	0.16%		0.16%	0.16%
Total Operating Expenses(6)(9)	0.85%		0.75%	1.10%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (5)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (7)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (8)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (9)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.81% for Class A shares, 0.71% for Class F shares, and 1.06% for Class P shares.

THE FUNDS

CONNECTICUT TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$409	$587	$781	$1,340
Class F Shares	$77	$240	$417	$930
Class P Shares	$112	$350	$606	$1,340

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$409	$587	$781	$1,340
Class F Shares	$77	$240	$417	$930
Class P Shares	$112	$350	$606	$1,340

THE FUNDS

HAWAII TAX FREE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q '02 +4.94%  Worst Quarter 3rd Q '08 -4.41%

SYMBOLS:
CLASS A	LAHIX
CLASS F	LAHFX

THE FUNDS

HAWAII TAX FREE FUND

The table below shows how the average annual total returns of the Fund's Class A and F shares compare to those of a broad-based securities market index. The Fund's average annual total returns include the current maximum initial sales charge of 3.25% for Class A shares. There are no sales charges for Class F and P shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-8.69%	0.65%	2.48%	–
Return After Taxes on Distributions(2)	-8.69%	0.65%	2.48%	–
Return After Taxes on Distributions and Sale of Fund Shares(2)	-4.24%	1.19%	2.76%	–
Class F Shares	-5.80%	–	–	-4.14%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	-0.91	%(4)

  (1)  The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance. The index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

  (4)  Represents total return for the period from 9/28/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

HAWAII TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None	None
Maximum Deferred Sales Charge (See "Sales Charges") (2)	None(3)		None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (4)	0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees(5)	0.20%		0.10%	0.45%
Total Other Expenses(6)	0.21%		0.21%	0.21%
Interest and Related Expenses from Inverse Floaters(6)(7)	0.05%		0.05%	0.05%
Other Expenses(8)	0.16%		0.16%	0.16%
Total Operating Expenses(6)(9)	0.86%		0.76%	1.11%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (5)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (7)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (8)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (9)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.81% for Class A shares, 0.71% for Class F shares, and 1.06% for Class P shares.

THE FUNDS

HAWAII TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$410	$590	$786	$1,351
Class F Shares	$78	$243	$422	$942
Class P Shares	$113	$353	$612	$1,352

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$410	$590	$786	$1,351
Class F Shares	$78	$243	$422	$942
Class P Shares	$113	$353	$612	$1,352

THE FUNDS

MISSOURI TAX FREE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '00 +4.95%  Worst Quarter 3rd Q '08 -5.76%

SYMBOLS:
CLASS A	LAMOX
CLASS F	LMIFX

THE FUNDS

MISSOURI TAX FREE FUND

The table below shows how the average annual total returns of the Fund's Class A and F shares compare to those of a broad-based securities market index. The Fund's average annual total returns include the current maximum initial sales charge of 3.25% for Class A shares. There are no sales charges for Class F and P shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-12.39%	-0.20%	2.33%	–
Return After Taxes on Distributions(2)	-12.39%	-0.21%	2.32%	–
Return After Taxes on Distributions and Sale of Fund Shares(2)	-6.61%	0.49%	2.64%	–
Class F Shares	-9.40%	–	–	-7.47%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	-0.91	%(4)

  (1)  The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance. The index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

  (4)  Represents total return for the period from 9/28/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

MISSOURI TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None	None
Maximum Deferred Sales Charge (See "Sales Charges")(2)	None(3)		None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(4)	0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees(5)	0.20%		0.10%	0.45%
Other Expenses(6)	0.16%		0.16%	0.16%
Total Operating Expenses	0.81%		0.71%	1.06%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charges" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (5)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

THE FUNDS

MISSOURI TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$405	$575	$760	$1,294
Class F Shares	$73	$227	$395	$883
Class P Shares	$108	$337	$585	$1,294

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$405	$575	$760	$1,294
Class F Shares	$73	$227	$395	$883
Class P Shares	$108	$337	$585	$1,294

THE FUNDS

NEW JERSEY TAX FREE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '00 +5.02%  Worst Quarter 4th Q '08 -8.57%

SYMBOLS:
CLASS A	LANJX
CLASS F	LNJFX

THE FUNDS

NEW JERSEY TAX FREE FUND

The table below shows how the average annual total returns of the Fund's Class A and F shares compare to those of a broad-based securities market index. The Fund's average annual total returns include the current maximum initial sales charge of 3.25% for Class A shares. There are no sales charges for Class F and P shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-17.86%	-1.77%	1.25%	–
Return After Taxes on Distributions(2)	-17.86%	-1.77%	1.24%	–
Return After Taxes on Distributions and Sale of Fund Shares(2)	-10.12%	-0.79%	1.77%	–
Class F Shares	-14.94%	–	–	-12.27%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	-0.91	%(4)

  (1)  The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance. The index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

  (4)  Represents total return for the period from 9/28/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

NEW JERSEY TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None	None
Maximum Deferred Sales Charge (See "Sales Charges")(2)	None(3)		None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(4)	0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees(5)	0.20%		0.10%	0.45%
Other Expenses(6)	0.17%		0.17%	0.17%
Total Operating Expenses	0.82%		0.72%	1.07%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" 'for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (5)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

THE FUNDS

NEW JERSEY TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$406	$578	$765	$1,306
Class F Shares	$74	$230	$401	$894
Class P Shares	$109	$340	$590	$1,306

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$406	$578	$765	$1,306
Class F Shares	$74	$230	$401	$894
Class P Shares	$109	$340	$590	$1,306

THE FUNDS

NEW YORK TAX FREE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '00 +6.32%  Worst Quarter 3rd Q '08 -6.36%

SYMBOLS:
CLASS A	LANYX
CLASS C	NYLAX
CLASS F	LNYFX

THE FUNDS

NEW YORK TAX FREE FUND

The table below shows how the average annual total returns of the Fund's Class A, C and F shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum initial sales charge of 3.25%; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F and P shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-15.41%	-1.07%	2.07%	–
Return After Taxes on Distributions(2)	-15.41%	-1.07%	2.07%	–
Return After Taxes on Distributions and Sale of Fund Shares(2)	-8.52%	-0.19%	2.48%	–
Class C Shares	-13.24%	-1.07%	1.78%	–
Class F Shares	-12.51%	–	–	-10.21%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	-0.91	%(4)

  (1)  The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance. The index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

  (4)  Represents total return for the period from 9/28/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

NEW YORK TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		C		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None		None	None
Maximum Deferred Sales Charge (See "Sales Charges") (2)	None(3)		1.00	%(4)	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(5)	0.45%		0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees(6)	0.20%		0.84	%(7)	0.10%	0.45%
Total Other Expenses(8)	0.18%		0.18%		0.18%	0.18%
Interest and Related Expenses from Inverse Floaters(8)(9)	0.04%		0.04%		0.04%	0.04%
Other Expenses(10)	0.14%		0.14%		0.14%	0.14%
Total Operating Expenses(8)(11)	0.83%		1.47%		0.73%	1.08%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share" for more information.

  (4)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (5)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (6)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (7)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

  (8)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (9)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (10)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (11)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.79% for Class A shares, 1.43% for Class C shares, 0.69% for Class F shares, and 1.04% for Class P shares.

THE FUNDS

NEW YORK TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$407	$581	$771	$1,317
Class C Shares	$150	$465	$803	$1,757
Class F Shares	$75	$233	$406	$906
Class P Shares	$110	$343	$595	$1,317

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$407	$581	$771	$1,317
Class C Shares	$150	$465	$803	$1,757
Class F Shares	$75	$233	$406	$906
Class P Shares	$110	$343	$595	$1,317

THE FUNDS

INTERMEDIATE TAX FREE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q '06 +3.44%  Worst Quarter 2nd Q '04 -2.23%

SYMBOLS:
CLASS A	LISAX
CLASS B	LISBX
CLASS C	LISCX
CLASS F	LISFX
CLASS P	LISPX

THE FUNDS

INTERMEDIATE TAX FREE FUND

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, and P* shares compare to those of two broad-based securities market indices and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the current contingent deferred sales charge ("CDSC") of 4.00% for the one-year period and 1.00% for the five-year period and the life of class; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F and P shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase.

The Fund believes that the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index: 7 Year (6-8) is a more appropriate benchmark for the Fund and therefore will remove the Barclays Capital (formerly Lehman Brothers) 3-10 Year Insured Tax-Exempt Bond Index from the 2010 prospectus.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

THE FUNDS

INTERMEDIATE TAX FREE FUND

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-2.59%	1.67%	1.73%
Return After Taxes on Distributions(2)	-2.59%	1.67%	1.73%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-0.31%	1.93%	1.97%
Class B Shares	-4.94%	1.20%	1.25%
Class C Shares	-1.13%	1.40%	1.39%
Class F Shares	-0.25%	–	0.73%
Class P Shares	-0.53%	1.95%	1.97%
Index
Barclays Capital (formerly Lehman Brothers) 3-10 Year Insured Tax-Exempt Bond Index(3) (reflects no deduction for fees, expenses or taxes)	3.48%	3.37%	3.31%(4) 4.13%(5)
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index: 7 Year (6-8)(3) (reflects no deduction for fees, expenses or taxes)	4.59%	3.69%	3.64%(4) 5.22%(5)
50% Barclays Capital (formerly Lehman Brothers) Municipal Bond Index: 7 Year (6-8) / 50% Barclays Capital (formerly Lehman Brothers) Municipal Bond Index: 10 Year (8-12)(3) (reflects no deduction for fees, expenses or taxes)	3.04%	3.59%	3.51%(4) 3.91%(5)

  (1)  The date of inception for performance for Class A, B, C, and P shares is 6/30/2003. The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of each unmanaged index is not necessarily representative of the Fund's performance.

  (4)  Represents total return for the period from 6/30/2003 to 12/31/2008, to correspond with the Class A, B, C, and P periods shown.

  (5)  Represents total return for the period from 9/30/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

INTERMEDIATE TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		B	C		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	2.25	%(1)	None	None		None	None
Maximum Deferred Sales Charge (See "Sales Charges")(2)	None(3)		5.00%	1.00	%(4)	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(5)	0.40%		0.40%	0.40%		0.40%	0.40%
Distribution and Service (12b-1) Fees(6)	0.20%		1.00%	0.82	%(7)	0.10%	0.45%
Total Other Expenses(8)	0.18%		0.18%	0.18%		0.18%	0.18%
Interest and Related Expenses from Inverse Floaters(8)(9)	0.01%		0.01%	0.01%		0.01%	0.01%
Other Expenses(10)	0.17%		0.17%	0.17%		0.17%	0.17%
Total Operating Expenses(8)(11)(12)	0.78%		1.58%	1.40%		0.68%	1.03%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (5)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (6)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (7)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

  (8)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (9)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (10)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (11)  Lord Abbett is voluntarily reimbursing a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annualized rate of 0.50% of average daily net assets for Class A shares, 1.25% of average daily net assets for Class B and C shares, 0.60% of average daily net assets for Class F shares, and 0.75% of average daily net assets for Class P shares. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.

  (12)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.77% for Class A shares, 1.57% for Class B shares, 1.39% for Class C shares, 0.67% for Class F shares, and 1.02% for Class P shares.

THE FUNDS

INTERMEDIATE TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$303	$469	$649	$1,169
Class B Shares	$561	$799	$960	$1,663
Class C Shares	$143	$443	$766	$1,680
Class F Shares	$69	$218	$379	$847
Class P Shares	$105	$328	$569	$1,259

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$303	$469	$649	$1,169
Class B Shares	$161	$499	$860	$1,663
Class C Shares	$143	$443	$766	$1,680
Class F Shares	$69	$218	$379	$847
Class P Shares	$105	$328	$569	$1,259

The example assumes a deduction of the applicable CDSC for the one-year and three-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years.

THE FUNDS

GEORGIA TAX FREE TRUST

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '00 +5.90%  Worst Quarter 3rd Q '08 -6.13%

SYMBOLS:
CLASS A	LAGAX
CLASS F	LGAFX

THE FUNDS

GEORGIA TAX FREE TRUST

The table below shows how the average annual total returns of the Fund's Class A and F shares compare to those of a broad-based securities market index. The Fund's average annual total returns include the current maximum initial sales charge of 3.25% for Class A shares. There are no sales charges for Class F and P shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-13.96%	-0.35%	2.66%	–
Return After Taxes on Distributions(2)	-13.96%	-0.35%	2.65%	–
Return After Taxes on Distributions and Sale of Fund Shares(2)	-7.65%	0.37%	2.94%	–
Class F Shares	-10.67%	–	–	-8.19%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	-0.91	%(4)

  (1)  The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance. The index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

  (4)  Represents total return for the period from 9/28/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

GEORGIA TAX FREE TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None	None
Maximum Deferred Sales Charge (See "Sales Charges")(2)	None(3)		None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(4)	0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees(5)	0.20%		0.10%	0.45%
Total Other Expenses(6)	0.23%		0.23%	0.23%
Interest and Related Expenses from Inverse Floaters(6)(7)	0.06%		0.06%	0.06%
Other Expenses(8)	0.17%		0.17%	0.17%
Total Operating Expenses(6)(9)	0.88%		0.78%	1.13%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (5)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (7)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (8)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (9)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.82% for Class A shares, 0.72% for Class F shares, and 1.07% for Class P shares.

THE FUNDS

GEORGIA TAX FREE TRUST

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$412	$597	$797	$1,374
Class F Shares	$80	$249	$433	$966
Class P Shares	$115	$359	$622	$1,375

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$412	$597	$797	$1,374
Class F Shares	$80	$249	$433	$966
Class P Shares	$115	$359	$622	$1,375

THE FUNDS

PENNSYLVANIA TAX FREE TRUST

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '00 +5.84%  Worst Quarter 3rd Q '08 -5.79%

SYMBOLS:
CLASS A	LAPAX
CLASS F	LAPFX

THE FUNDS

PENNSYLVANIA TAX FREE TRUST

The table below shows how the average annual total returns of the Fund's Class A and F shares compare to those of a broad-based securities market index. The Fund's average annual total returns include the current maximum initial sales charge of 3.25% for Class A shares. There are no sales charges for Class F and P shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-12.84%	-0.15%	2.41%	–
Return After Taxes on Distributions(2)	-12.84%	-0.15%	2.40%	–
Return After Taxes on Distributions and Sale of Fund Shares(2)	-6.87%	0.55%	2.73%	–
Class F Shares	-9.84%	–	–	-7.54%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	-0.91	%(4)

  (1)  The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance. The index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

  (4)  Represents total return for the period from 9/28/2007 to 12/31/2008, to correspond with the Class F period shown.

THE FUNDS

PENNSYLVANIA TAX FREE TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		F		P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None		None
Maximum Deferred Sales Charge (See "Sales Charges")(2)	None(3)		None		None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(4)	0.45%		0.45%		0.45%
Distribution and Service (12b-1) Fees(5)	0.20%		0.10%		0.45%
Total Other Expenses(6)	0.26%		0.26%		0.26%
Interest and Related Expenses from Inverse Floaters(6)(7)	0.07%		0.07%		0.07%
Other Expenses(8)	0.19%		0.19	%(6)	0.19%
Total Operating Expenses(6)(9)	0.91%		0.81	%(6)	1.16%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (5)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (7)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (8)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (9)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.84% for Class A shares, 0.74% for Class F shares, and 1.09% for Class P shares.

THE FUNDS

PENNSYLVANIA TAX FREE TRUST

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$415	$606	$812	$1,408
Class F Shares	$83	$259	$450	$1,002
Class P Shares	$118	$368	$638	$1,409

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$415	$606	$812	$1,408
Class F Shares	$83	$259	$450	$1,002
Class P Shares	$118	$368	$638	$1,409

THE FUNDS

ADDITIONAL INVESTMENT INFORMATION

This section describes some of the investment techniques that the Funds may use and some of the risks associated with those techniques. The composition of each Fund's portfolio and the techniques that each Fund uses in seeking its investment objective and employing its investment strategies will vary over time. The Funds may use each of the techniques described below at all times, at some times or not at all.

Adjusting Investment Exposure. Each Fund will be subject to the risks associated with its investments. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, a Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with a Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

Concentration. Each Fund will not invest 25% or more of its total assets in any industry, other than tax-exempt securities issued by governments or political subdivisions of governments to which this limitation does not apply. Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to a Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations.

Diversification. The National Tax Free and Intermediate Tax Free Funds are diversified funds. A diversified fund, with respect to 75% of total assets, will normally not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. Each of the other Funds is a nondiversified mutual fund. This means that each of the Funds may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer than a diversified fund. As a result, the value of a nondiversified fund's investments may be more affected by a single adverse economic, political or regulatory event than the investments of a diversified fund would be.

THE FUNDS

Futures Contracts and Options on Futures Contracts. Each Fund may enter into financial futures contracts and options thereon as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter ("OTC") market. The Funds are not registered as, nor are they subject to registration or regulation as, commodity pool operators under the Commodity Exchange Act.

Risks of Options and Futures. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and a Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include: domestic securities that are not readily marketable; certain municipal leases and participation interests; repurchase agreements and time deposits with a notice or demand period of more than seven days; certain structured securities and certain swap transactions; and certain restricted securities (i.e., securities with terms that limit their resale to other investors or require registration under the federal securities laws before they can be sold publicly) that Lord Abbett determines to be illiquid. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Insured Municipal Bonds. Each Fund may invest in bonds covered by insurance policies that guarantee timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds themselves or the value of a Fund's shares. A downgrading of the insurer's credit rating could reduce the credit rating of the insured bond and, therefore, its value.

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate

THE FUNDS

payments. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund involved may also be required to pay the dollar value of that decline to the counterparty.

The Funds may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if these investment techniques were not used. It is not currently expected that these investments will be a principal strategy of the Funds.

Non-Investment Grade Municipal Bonds. Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as "high yield" or "junk" bonds) may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade securities are subject to the increased risk of an issuer's inability to meet principal

THE FUNDS

and interest obligations and a greater risk of default. These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, a Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the lower rated securities in its portfolio.

Private Activity or Industrial Development Bonds. Each Fund may invest up to 20% of its net assets (less any amount invested in the temporary taxable investments described under "Principal Strategy") in private activity bonds (sometimes called "AMT paper"). See "Distributions and Taxes." The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Residual Interest Bonds. Each Fund may invest up to 20% of its assets in residual interest bonds ("RIBs") (also known as "inverse floaters") to enhance income and manage portfolio duration. RIBs are issued by tender option bond trusts ("trusts") that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to RIBs, these trusts typically issue short-term floating rate notes which are usually sold to money market funds ("floating rate notes"). A RIB is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond. RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more

THE FUNDS

rapidly when interest rates fall. RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile. RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

Each Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;" therefore, the municipal bonds deposited into such trusts are presented in the Funds' schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates. Interest income from the underlying bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund involved. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by a Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Funds may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund involved may not receive any return on its investment.

An investment in zero coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on their investment. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

THE FUNDS

Information on Portfolio Holdings. The Funds' annual and semiannual reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Funds' portfolio holdings, including a complete schedule of holdings. The Funds also file their complete schedules of portfolio holdings with the SEC on Form N-Q as of the end of their first and third fiscal quarters.

In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Funds also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list, commentary, fact sheet, performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.lordabbett.com under the relevant Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geopolitical, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Funds' policies and procedures with respect to the disclosure of their portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the statement of additional information.

THE FUNDS

MANAGEMENT

Boards of Directors/Trustees. The Boards oversee the management of the business and affairs of the Funds. The Boards meet regularly to review their respective Funds' portfolio investments, performance, expenses, and operations. The Boards appoint officers who are responsible for the day-to-day operations of their respective Funds and who execute policies authorized by the Boards. At least 75 percent of the Board members are independent of Lord Abbett.

Each year in December the Boards consider whether to approve the continuation of the existing management and administrative services agreements between the Funds and Lord Abbett. A discussion regarding the basis for the Boards' approval is available in the Funds' semiannual report to shareholders for the six-month period ended March 31.

Investment Adviser. The Funds' investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $68 billion in 52 mutual funds and other advisory accounts as of November 30, 2008.

Portfolio Managers. The Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The statement of additional information contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender heads the investment management team of the Funds. Peter Scott Smith and Daniel T. Vande Velde are senior members of the team. Messrs. Solender and Smith are primarily and jointly responsible for the day-to-day management of the National Tax Free Fund, California Tax Free Fund, Hawaii Tax Free Fund and Missouri Tax Free Fund. Messrs. Solender and Vande Velde are primarily and jointly responsible for the day-to-day management of the Connecticut Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Georgia Tax Free Trust, and Pennsylvania Tax Free Trust. Messrs. Solender, Smith, and Vande Velde are primarily and jointly responsible for the day-to-day management of the Intermediate Tax Free Fund.

Mr. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Prior thereto he served as a Vice President and Portfolio Manager at Nuveen Investments from 1991 to 1999 and 2003 to 2006 and served as Principal and Portfolio Manager at Vanguard Group from 1999 to 2003. Mr. Smith, Portfolio Manager, joined Lord Abbett as a member of the team in 1992. Mr. Vande Velde, Portfolio Manager, joined Lord Abbett as a member of the team in 2007. He was formerly a Portfolio Manager at McDonnell Investment Management from 2001 to 2007.

THE FUNDS

Management Fee. Lord Abbett is entitled to an annual management fee based on each Fund's average daily net assets. The management fee for each Fund, except the Intermediate Tax Free Fund, is calculated daily and payable monthly at the following annual rate:

0.45% on the first $1 billion of average daily net assets;
0.40% on the next $1 billion of average daily net assets; and
0.35% on average daily net assets over $2 billion.

Based on this calculation, the management fee paid to Lord Abbett for the fiscal year ended September 30, 2008 with respect to each Fund (excluding the Intermediate Tax Free Fund) was at an effective annual rate of 0.45% of each Fund's respective average daily net assets.

The management fee for the Intermediate Tax Free Fund is calculated daily and payable monthly at the following annual rate:

0.40% on the first $2 billion of average daily net assets;
0.375% on the next $3 billion of average daily net assets; and
0.35% on average daily net assets over $5 billion.

For the fiscal year ended September 30, 2008, Lord Abbett reimbursed the Intermediate Tax Free Fund for its entire effective management fee of 0.40%.

In addition, Lord Abbett provides certain administrative services to each of the Funds pursuant to an Administrative Services Agreement in return for a fee at the annual rate of 0.04% of each Fund's average daily net assets. Each Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Funds, see the statement of additional information.

THE FUNDS

YOUR INVESTMENT

CHOOSING A SHARE CLASS

The National Tax Free and Intermediate Tax Free Funds offer in this prospectus five classes of shares: Class A, B, C, F, and P. The California Tax Free Fund and New York Tax Free Fund offer four share classes: Class A, C, F, and P. The Connecticut Tax Free Fund, Georgia Tax Free Trust, Hawaii Tax Free Fund, Missouri Tax Free Fund, New Jersey Tax Free Fund, and Pennsylvania Tax Free Trust offer three share classes: Class A, F, and P. Each class in a Fund represents investments in the same portfolio of securities, but each has different expenses, dividends, eligibility requirements and sales charges. Share class offerings are broadly grouped into two purchase categories: Fee-Based Programs; and all other investors. Municipal funds generally should not serve as investments for tax-deferred retirement plans and accounts.

•  Fee-Based Programs. Investors in Fee-Based Programs are offered Class A and F shares, and in certain limited circumstances, Class P shares. Actual share class availability is determined by your program sponsor. See "Fee-Based Program Investors" for more information.

•  All Other Investors. Class A, B, and C shares are offered to individual investors and other investors not participating in a Fee-Based Program.

You may purchase shares at the NAV per share next determined after we receive your purchase order submitted in proper form, plus any applicable sales charge. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Purchases" and "Other Information for Fund Investors – Procedures Required by the USA PATRIOT Act." We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor LLC determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

You should read this section carefully to determine which class of shares is best for you and discuss your selection with your Financial Intermediary. Each class has different sales charges and expenses, allowing you to choose the class that best

As used in the section "Your Investment," the term "Fund" refers to each of the Funds described in this Prospectus unless explicitly stated otherwise.
Fee-Based Programs include Fee-Based Advisory Programs and Fee-in-Lieu-of-Commission Programs sponsored or offered by Financial Intermediaries. In Fee-Based Advisory Programs, a Financial Intermediary provides a fee-based investment advisory program or service (including mutual fund wrap programs). In Fee-in-Lieu-of-Commission Programs, a Financial Intermediary bundles together a suite of services, such as brokerage, investment advice, research, and account management, and the client pays a fee based on the total asset value of the client's account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.

YOUR INVESTMENT

meets your needs. You should make a decision only after considering various factors, including the expected effect of any applicable sales charges and the level of class expenses on your investment over time, the amount you wish to invest, the length of time you plan to hold the investment, your qualification for any waiver of a sales load or fee reduction, whether you plan to take any distributions in the near future, and the availability of the share class for purchase. You should consult with your investment professional or Financial Intermediary about comparative pricing of investor services available under each available share class, the compensation that will be received by your investment professional or Financial Intermediary in connection with each available share class, and other factors that may be relevant to your choice of share class in which to invest.

If there is a change related to your Financial Intermediary, there may be limitations on your ability to make additional purchases of shares of a particular class. Purchases or sales through a participating Fee-Based Program must be consistent with the procedures for the program. Records relating to such purchases or sales are maintained by, or on behalf of the program sponsor.

Share Classes. The following table compares key features of each share class. You should review the Fee Table and Example at the front of this prospectus carefully before choosing your share class. Your Financial Intermediary can help you decide which class meets your goals. Not all share classes may be available through your Financial Intermediary. Your Financial Intermediary may receive different compensation depending upon which class you choose.

For more information on selecting a share class, see "Classes of Shares" in the statement of additional information.

Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.
Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants, insurance companies, and Fee-Based Program sponsors.
Share Class Considerations for Individual Investors. If you are considering investing $100,000 or more in Class B shares, in almost all cases it will be more economical for you to choose Class A shares because of the reduced sales charge and lower ongoing annual expenses of Class A shares.
If your investment horizon is limited, an investment in Class C shares may be more appropriate than Class B shares. Class C shares are sold without a front-end sales charge and the CDSC does not apply to shares redeemed after the first anniversary of the purchase.
If you plan to invest a large amount and your investment horizon is five years or more, Class A shares may be more advantageous than Class C shares. The higher ongoing annual expenses of Class C shares may cost you more over the longer term than the front-end sales charge you would pay on larger purchases of Class A shares.

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continued on next page

Class
	A(1)	B(2)	C(3)	F	P(1)(4)
Key features	• Front-end sales charge
• You may qualify for reduction or waiver of front-end sales charge
• Generally lower annual expenses than Class B and Class C
	• Generally higher dividends than Class B and Class C	• No front-end sales charge • CDSC declines over time • Converts to Class A after approximately 8 years • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge • CDSC for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge or CDSC • Only offered to eligible Fee-Based Programs	• No front-end sales charge or CDSC • Only offered on a limited basis through certain Financial Intermediaries

Front-end sales charge	Up to 3.25%(5); reduced or waived for large purchases and certain investors. No charge for purchases of $1 million(5) or more	None	None	None	None

CDSC	1.00% on certain purchases of $1 million(5) or more (see "Sales Charges – Class A Share CDSC"); waived under certain circumstances	Up to 5.00% charged when you redeem shares. The charge is reduced over time and there is no CDSC after sixth anniversary; waived under certain circumstances	1.00% if you redeem before the first anniversary of purchase; waived under certain circumstances	None	None

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Class
	A(1)	B(2)	C(3)	F	P(1)(4)
Annual distribution and/or service fees(6)	0.20% of average daily net assets	1.00% of average daily net assets	Up to 1.00%(7) of average daily net assets	0.10% of average daily net assets	0.45% of average daily net assets

Exchange privilege(8)	Class A shares of most Lord Abbett Funds	Class B shares of most Lord Abbett Funds	Class C shares of most Lord Abbett Funds	Class F shares of most Lord Abbett Funds	Class P shares of most Lord Abbett Funds

  (1)  All Funds

  (2)  National Tax Free and Intermediate Tax Free Funds only

  (3)  National Tax Free, Intermediate Tax Free, California Tax Free, and New York Tax Free Funds only

  (4)  As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs. See "Fee-Based Program Investors" for more information.

  (5)  Effective April 1, 2008: (1) the maximum front-end sales charge applicable to Class A shares of the Intermediate Tax Free Fund was reduced from 3.25% to 2.25%; (2) no front-end sales charge applies to purchases of the Intermediate Tax Free Fund of $500,000 or more; and (3) a CDSC of 1.00% applies to certain purchases of the Intermediate Tax Free Fund of $500,000 or more. See "Sales Charges – Class A Share CDSC" for more information.

  (6)  The 12b-1 plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and for Class B, C and F shares, 1.00%. The Fund may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution (as defined below) waives part of the compensation. In such cases, the Fund will not require payment of any otherwise applicable CDSC.

  (7)  The Fund is subject to Class C service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund's average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate.

  (8)  Ask your Financial Intermediary about the Lord Abbett Funds available for exchange.

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Investment Minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account. For investors purchasing Class F shares through Fee-Based Programs offered by Financial Intermediaries, the minimums that apply to the plans or programs may apply instead of those shown below.

See "Fee-Based Program Investors" for more information.

Investment Minimums — Initial/Additional Investments(1)

Class
	A	B	C	F	P(2)
General	$1,000/No minimum	$1,000/No minimum	$1,000/No minimum	No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	$250/No minimum	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	No minimum	No minimum	N/A	N/A
Invest-A- Matic	$250/ $50	$250/ $50	$250/ $50	N/A	N/A

  (1)  Consult your Financial Intermediary for more information.

  (2)  As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs. See "Fee-Based Program Investors" for more information.

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SALES CHARGES

Class A Share Front-End Sales Charge. You buy Class A shares at the offering price, which is the NAV plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund's distributions or dividends you reinvest in additional Class A shares. The table below shows the rate of sales charge you pay, depending on the amount you purchase.

Front-End Sales Charge — Class A Shares

(California, Connecticut, Hawaii, Missouri, National, New Jersey,

New York, Georgia, and Pennsylvania Funds Only)

Your Investment		As a % of Offering Price	As a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer's Concession (% of Offering Price)
Less than $50,000		3.25%	3.36%	.9675	2.75%
$50,000	to $99,999	2.75%	2.83%	.9725	2.25%
$100,000	to $249,999	2.50%	2.56%	.9750	2.00%
$250,000	to $499,999	2.00%	2.04%	.9800	1.70%
$500,000	to $999,999	1.50%	1.52%	.9850	1.25%
$1,000,000 and over		No Sales Charge		1.0000	†

  †  See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."

Note: The above percentages may vary for particular investors due to rounding.

Front-End Sales Charges — Class A Shares

(Intermediate Tax Free Fund Only)

Your Investment		As a % of Offering Price	As a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer's Concession (% of Offering Price)
Less than $100,000		2.25%	2.30%	.9775	2.00%
$100,000	to $249,999	1.75%	1.78%	.9825	1.50%
$250,000	to $499,999	1.25%	1.26%	.9875	1.00%
$500,000 and over		No Sales Charge		1.0000	†

  †  See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."

Note: The above percentages may vary for particular investors due to rounding.

Please inform the Fund or your Financial Intermediary at the time of your purchase of Fund shares if you believe you qualify for a reduced front-end sales charge.

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Reducing Your Class A Share Front-End Sales Charge. As indicated in the above chart, you may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you must let the Fund or your Financial Intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a related party have holdings of Eligible Funds in other accounts with your Financial Intermediary or with other Financial Intermediaries that may be combined with your current purchases in determining the sales charge as described below, you must let the Fund or your Financial Intermediary know. You may be asked to provide supporting account statements or other information to allow us or your Financial Intermediary to verify your eligibility for a discount. If you or your Financial Intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

•  Rights of Accumulation – A Purchaser may combine the value at the current public offering price of Class A, B, C, and P shares of any Eligible Fund already owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase. Class F share holdings may not be combined for these purposes.

•  Letter of Intention – A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over the next 13 months in determining the applicable sales charge. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the Purchaser must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. Current holdings under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. Class F, R2, and R3 share holdings may not be combined for these purposes.

Eligible Fund. An "Eligible Fund" is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria.
Authorized Institutions are institutions and persons permitted by law to receive service and/or distribution fees under a 12b-1 plan. Lord Abbett Distributor is an Authorized Institution.

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The term "Purchaser" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) retirement plans including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made, as well as SIMPLE IRA plans and SEP-IRA plans; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above in Individual Retirement Accounts ("IRAs"), as a sole participant of a retirement plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in retirement plans sponsored by a business owned by either or both of them. A retirement plan under item (3) includes all qualified retirement plans of a single employer and its consolidated subsidiaries, and all qualified retirement plans of multiple employers registered in the name of a single bank trustee. A Purchaser may include holdings of Class A, B, C, and P shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charge.

For more information on eligibility for these privileges, read the applicable sections in the application and the statement of additional information. This information also is available at www.lordabbett.com or by calling Lord Abbett at 888-522-2388 (at no charge).

Class A Share Purchases Without a Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

•  purchases of $1 million ($500,000 in the case of Intermediate Tax Free Fund) or more,

•  purchases made with dividends and distributions of Class A shares of another Eligible Fund,

•  purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for Class A shares,

•  purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees in connection with Fee-Based Programs, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

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•  purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or

•  purchases involving the concurrent sale of Class B or C shares of the Fund related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSC (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

See the statement of additional information for a listing of other categories of purchases that qualify for Class A share purchases without a front-end sales charge.

These categories may be subject to a CDSC.

CDSC

A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower.

To minimize the amount of any CDSC, the Fund redeems shares in the following order:

  1.  shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

  2.  shares held for six years or more (Class B), or one year or more (Class A and Class C)

  3.  shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary of their purchase (Class A and Class C)

If you acquire Fund shares through an exchange from another Lord Abbett-sponsored fund that were originally purchased subject to a CDSC and you redeem before the applicable CDSC period has expired, you will be charged the CDSC. The CDSC will be remitted to the appropriate party.

Class A Share CDSC. If you buy Class A shares of the Fund under one of the starred ( ) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you

YOUR INVESTMENT

redeem any of the Class A shares before the first day of the month in which the one-year anniversary of your purchase falls, a CDSC of 1% normally will be collected. If Class A, B, or C shares represent a part of an individual's total IRA investment, the CDSC for the applicable share class will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the investment in that share class bears to the total investment.

Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of the day on which the purchase order was accepted. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

CDSC — Class B Shares

Anniversary of the day on which the purchase order was accepted(1)		CDSC on redemption (as % of amount subject to charge)
On	Before
	1st anniversary	5.0%
1st anniversary	2nd anniversary	4.0%
2nd anniversary	3rd anniversary	3.0%
3rd anniversary	4th anniversary	3.0%
4th anniversary	5th anniversary	2.0%
5th anniversary	6th anniversary	1.0%
On or after the 6th anniversary(2)		None

  (1)  The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

  (2)   Class B shares will automatically convert to Class A shares after approximately the eighth anniversary of your purchase of Class B shares. Conversions will occur as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Lord Abbett Fund
On the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.	In the same proportion as the number of Class B shares converting is to the total number of Class B shares you own (excluding shares issued as dividends).	After the shares originally acquired would have converted into Class A shares.

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Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

Class B Share CDSC and Class C Share CDSC. The Class B share CDSC and Class C share CDSC generally will not be assessed under the following circumstances (documentation may be required):

•  Eligible mandatory distributions from IRAs;

•  death of the shareholder; or

•  redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year).

See "Automatic Services for Fund Investors" for more information.

A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor is concurrently selling his or her holdings in Class B or C shares of the Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

Reinvestment Privilege. If you redeem shares of the Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund between the 31st day and the 60th day after the redemption without a sales charge. Special tax rules may apply. Please see the Fund's statement of additional information for more information. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

FEE-BASED PROGRAM INVESTORS

Eligible Investors: Fee-Based Programs. Class A and F shares, and in certain limited circumstances, Class P shares, are available for purchases by or on behalf of Financial Intermediaries for clients in certain Fee-Based Programs:

•  Class A Shares. Investors in Fee-Based Programs may purchase Class A shares by contacting their Financial Intermediaries. You may be eligible for front-end sales charge waivers. See "Sales Charges" for more information.

YOUR INVESTMENT

•  Class F Shares. Class F shares generally are available to investors participating in Fee-Based Programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to investors that are clients of certain registered investment advisers ("RIAs") that have an agreement with Lord Abbett Distributor, if it so deems appropriate.

•  Class P Shares. As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs, with the exception of the Citigroup/Smith Barney TRAK program. Shareholders that held Class P shares as of October 1, 2007 may continue to hold their Class P shares and may make additional purchases. Class P shares may be redeemed at NAV by existing shareholders, or may be exchanged for shares of another class provided applicable eligibility requirements and sales charges for the other share class are satisfied.

Additional Information Concerning Class F Shares. Class F shares generally are available in connection with the following:

•  Transfers Involving Fee-Based Programs of Financial Intermediaries or Accounts Held at RIAs Offering Class F Shares as Investment Options. If an investor moves his or her account from one Fee-Based Program or RIA offering Class F shares of the Lord Abbett Funds to another Fee-Based Program or RIA also offering Class F shares of the Lord Abbett Funds, the investor will be able to continue his or her investment in Class F shares and make new purchases of Class F shares. However, if an investor moves his or her account to a Fee-Based Program or RIA that does not offer Class F shares of Lord Abbett Funds as investment options, or otherwise holds assets from such an account other than in a Fee-Based Program or with an RIA that offers Class F shares, the investor may continue to hold the existing Class F shares but will not be allowed to make new purchases of Class F shares. If the investor later moves his or her account to another Fee-Based Program that offers Class F shares, the investor will be allowed to make new Class F share purchases. Alternatively, an investor may invest assets formerly invested in Class F shares in Class A, B, or C shares, provided that the investment meets the eligibility requirements for the particular share class and subject to applicable sales charges.

•  Transfers of Existing Holdings. Sponsors of Fee-Based Programs or RIAs that decide to offer Class F shares may be able to convert Class A or P shares of a Lord Abbett Fund (or any other share class that the Fund may designate) to Class F shares of the fund if the Fee-Based Program or the account placed

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with the RIA satisfies the eligibility requirements for Class F shares. Applicable sales charges, if any, will apply. A Fee-Based Program or an RIA will not be entitled to combine Class F shares with the shares of any other share class of the Lord Abbett Funds for purposes of calculating the applicable sales charges on any Class A share purchases the program or RIA may make. Consult your Financial Intermediary to determine whether Class F shares may be a suitable investment.

Limitations on Fund Availability and Services. Purchase, redemption, and exchange privileges may differ when you are investing through certain Fee-Based Programs because you may not be able to exchange into a Lord Abbett Fund or other fund that is not offered in your plan or program. Financial Intermediaries may choose to impose qualification requirements for plans that differ from the Fund's share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Fund is not responsible for, and has no control over, the decision of any Financial Intermediary to impose such differing requirements. You should discuss purchase, redemption, and exchange options with your Financial Intermediary to determine whether you qualify for a waiver of sales charges on any class of shares offered. If you do qualify, another class of shares may be more appropriate for you. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder ("ERISA") in determining which class is an appropriate investment for plan participants. You should be aware that your investment professional may receive different compensation depending upon the class in which you invest. Please consult with your Financial Intermediary for more information about available share classes.

Purchases, Redemptions, and Exchanges. Typically, no minimum investment is required for Fee-Based Programs investing in Class F shares. Financial Intermediaries may establish requirements as to the purchase, redemption, or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this prospectus and the Fund's statement of additional information. Financial Intermediaries may choose to impose share class parameters different from those set forth in this prospectus and the Fund's statement of additional information. Additionally, investor services may only be available to plan participants through a plan service provider, plans may require separate applications, and plans' policies and procedures may be different from those described in this prospectus. The Fund is not responsible for, and has no control over, the decision of any

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Financial Intermediary to impose such differing requirements. Eligible qualified Fee-Based Programs can exchange their Class A, F or P shares for Eligible Funds, in keeping with the limitations described above. Be sure to read the current prospectus for any fund into which you are exchanging. Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Other Considerations. With respect to Class A, F, and P shares held through certain Fee-Based Programs, Lord Abbett and its affiliates may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. If your plan service provider provides these services, Lord Abbett or the Fund may compensate it for these services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or its affiliates that are not related to the Fund. See "Financial Intermediary Compensation – Payments for Recordkeeping, Networking, and Other Services" for more information.

FINANCIAL INTERMEDIARY COMPENSATION

As part of a plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts. Additionally, your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

As shown in the table "Fees and Expenses" above, sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Fund out of share class assets. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more

12b-1 fees are payable regardless of expenses. The amounts paid by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee paid to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the excess amount of the fee.

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than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:

	Class
Fee*	A	B	C(1)	F	P
Service	0.15%	0.25%	0.25%	—	0.20%
Distribution	0.05%	0.75%	0.75%	0.10%	0.25%

  *  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

  (1)  The Fund is subject to Class C service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund's average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate.

Lord Abbett may pay 12b-1 fees to Financial Intermediaries or use the fees for other distribution purposes, including revenue sharing.

Sales Activities. The Fund may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the shares of a particular class for activities that are primarily intended to result in the sale of shares of such class. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional payments to Authorized Institutions, maintenance of shareholder accounts, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. Lord Abbett may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Dealer Concessions on Class A Share Purchases With a Front-End Sales Charge. See "Sales Charges – Class A Share Front-End Sales Charge" for more information.

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Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge. Except as otherwise set forth in the following paragraphs, Lord Abbett Distributor may pay Dealers distribution-related compensation (i.e., concessions) in connection with purchases of $1 million ($500,000 in the case of the Intermediate Tax Free Fund) or more.

Dealers receive concessions described below on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares of Eligible Funds will be included for purposes of calculating the breakpoints in the Schedule below and the amount of the concessions payable with respect to the Class A shares investment. Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a Financial Intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived. Any waiver must be authorized by the Financial Intermediary firm and the registered representative.

Financial Intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

Dealer Concession Schedule — Class A Shares

(for Certain Purchases Without a Front-End Sales Charge)

The dealer concession received is based on the amount of the Class A share investment as follows:

Class A Investments	Front-End Sales Charge*	Dealer's Concession
$1 million** to $5 million	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

  *  Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

  **  Effective April 1, 2008, this amount was reduced to $500,000 with respect to the Intermediate Tax Free Fund only.

Class B Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class B shares a sales concession of 4.00% of the purchase price of the Class B shares and Lord Abbett Distributor will retain any applicable CDSC. Financial Intermediaries also receive an annual service fee of up to 0.25% of the average

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daily net assets represented by the Class B shares which accrues after twelve months following the purchase of Class B shares.

Class C Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class C shares a sales concession of 1.00% of the purchase price of the Class C shares and Lord Abbett Distributor will retain any applicable CDSC. Financial Intermediaries also receive an annual service fee starting in the thirteenth month after purchase of up to 1.00% of the average daily net assets represented by the Class C shares.

Class F and P Shares. Class F and P shares are purchased at NAV with no front-end sales charge and no CDSC when redeemed. See "Fee-Based Program Investors," and for more information.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. In addition to the various sales commissions, concessions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees and 12b-1 fees) and without additional cost to the Fund or the Fund's shareholders. This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this prospectus. The payments may be for activities including but not limited to the following:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges"); and/or

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•  any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called "revenue sharing" payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary's sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary's sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients' accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund's assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer's costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers. These factors include, but are not limited to, the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett

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financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments generally ranging from 0.05% to 0.15% of the related Lord Abbett Funds' assets and/or sales. However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares. In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above. The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's method of calculating revenue sharing payments may be different from the methods that the Dealers use. Please refer to the Fund's statement of additional information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

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The Fund's portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your Financial Intermediary provides these services, Lord Abbett or the Fund may compensate the Financial Intermediary for these services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate Financial Intermediaries for such services.

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The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

Financial Intermediaries may charge additional fees or commissions other than those disclosed in this prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion above and in the Fund's statement of additional information. You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

PURCHASES

Fee-Based Program Investors. You must place all orders to purchase Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to purchase Fund shares or for the limitations on the amount that may be purchased, please consult your Financial Intermediary. See "Fee-Based Program Investors" for more information.

All Other Investors. Initial purchases of Class A, B, and C shares may be made through any Financial Intermediary that has a sales agreement with Lord Abbett Distributor, or you can fill out the application and send it to the Fund at the address stated below. Contact your Financial Intermediary for initial purchases of Class F or P shares. See "Fee-Based Program Investors" for more information. You should note that your purchases and other transactions may be subject to review and verification on an ongoing basis. Please carefully read the paragraph below titled "Proper Form" before placing your order to ensure that your order will be accepted.

[Name of Fund]
P.O. Box 219336
Kansas City, MO 64121

Proper Form. An initial purchase order submitted directly to the Fund, or the Fund's authorized agent (or the agent's designee), must contain: (1) a completed application with all applicable requested information; and (2) payment by check.

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When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 888-522-2388.

See "Procedures Required by the USA PATRIOT Act" for more information.

EXCHANGES

An exchange of Fund shares for shares of another fund generally will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax. Be sure to read the current prospectus for any fund into which you are exchanging. Please see the Fund's statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts. You should also consult your Financial Intermediary if you have any questions.

Fee-Based Program Investors. You may be able to exchange shares of a class of the Fund for shares of the same class of an Eligible Fund, subject to restrictions and procedures contained in your Fee-Based Program. You must place all orders to exchange Fund shares through the Financial Intermediary offering your Fee-Based Program. See "Fee-Based Program Investors" for more information.

All Other Investors. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 888-522-2388. The Fund must receive instructions for the exchange before the close of the New York Stock Exchange LLC ("NYSE") on the day of your call or online request to get the NAV per share of the Eligible Fund determined on that day.

REDEMPTIONS

Fee-Based Program Investors. You may redeem Fund shares subject to restrictions and procedures established by your Fee-Based Program. You must place all orders to redeem Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to redeem Fund shares or for the limitations on redemptions, please consult your Financial Intermediary. See "Fee-Based Program Investors" for more information.

Exchange Limitations. As described under "Choosing a Share Class," we reserve the right to modify, restrict, or reject any exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

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All Other Investors. Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Contact your Financial Intermediary for redemptions involving Class F or P shares. For more information, please call 888-522-2388. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," "Class C Share CDSC," and "Class B Share CDSC and Class C Share CDSC."

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. If you have direct account access privileges, you may obtain the proceeds of a redemption of less than $50,000 from your account. You or your representative should call the Fund at 888-522-2388.

Online. If you have direct account access privileges, you may submit a redemption request online by logging onto www.lordabbett.com and entering your account information and personal identification data.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

Through a Financial Intermediary. Your Financial Intermediary may process a redemption on your behalf. Your Financial Intermediary will be responsible for furnishing all necessary documents to Lord Abbett and may charge you for this service.

If you have direct account access privileges, redemption proceeds may be paid by electronic transfer via an automated clearing house ("ACH") deposit to your bank account on record with the Fund; otherwise, normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be

Small Accounts. The Board may authorize closing any account in which there are fewer than 25 shares if it is in the Fund's best interest to do so.

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guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 888-522-2388.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio, although it is not expected that the Fund would do so except in unusual circumstances. Redemptions in kind will consist of liquid securities valued in accordance with the Fund's pricing procedures as described in this prospectus. If the Fund pays your redemption proceeds by a distribution of securities, you may incur transaction costs and tax liability and will bear market risks until the securities are converted into cash.

DISTRIBUTIONS AND TAXES

Each Fund expects to declare "exempt-interest dividends" from its net investment income daily and pay them monthly. Each Fund expects to distribute any net capital gains annually.

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
• In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

• In the case of a corporation - ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

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All distributions, including exempt-interest dividends, will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct the Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

Each Fund seeks to earn income and pay exempt-interest dividends that are exempt from federal income tax. It is anticipated that substantially all of each Fund's income will be exempt from federal income tax. However, each Fund may invest a portion of its assets in securities that pay income that is not exempt from federal income tax. Further, a portion of the exempt-interest dividends you receive may be subject to federal individual AMT. Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called "AMT paper"). The income from these bonds is an item of tax preference when determining your federal individual or corporate AMT, which may cause the income to be taxable. In addition, all exempt-interest dividends may result in or increase a corporate shareholder's liability for the corporate AMT.

Distributions of short-term capital gains and gains characterized as market discount are taxable as ordinary income for federal income tax purposes, while distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares or whether distributions are reinvested or paid in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Any sale, redemption or exchange of Fund shares may be taxable.

If you buy shares when a Fund has realized but not yet either declared or distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Changes in federal or state law or adverse determinations by the IRS or a court, as they relate to certain municipal bonds, may make income from such bonds taxable.

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You must provide your Social Security number or other taxpayer identification number to a Fund along with certifications required by the Internal Revenue Service when you open an account. If you do not or it is otherwise legally required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds, and any other payments to you.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by a Fund, will be provided to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

SINGLE-STATE TAXABILITY OF DISTRIBUTIONS

For All State Funds – With respect to each state Fund described below, generally exempt-interest dividends derived from interest income on obligations of that state or its political subdivisions, agencies or instrumentalities and on certain obligations of the federal government and other U.S. instrumentalities paid to shareholders who are residents of that state will be exempt from individual income tax in that state but exempt-interest dividends derived from interest on obligations of other states and local jurisdictions paid to such shareholders will not be exempt from state and local taxes in that state.

Special rules, described below, may also apply. Even if exempt from individual income tax, exempt-interest dividends may be subject to a state's franchise or other corporate or business taxes if received by a corporation subject to taxes in that state.

Generally, distributions other than exempt-interest dividends, whether received in cash or additional shares, that are federally taxable as ordinary income or capital gains will be includible in income for both state individual and corporate tax purposes. Furthermore, a portion of the Fund's distributions, including exempt-interest dividends, may be subject to state individual or corporate AMT. The income from private activity bonds may be an item of tax preference for state individual or corporate AMT purposes.

The following special rules generally apply only to shareholders who are residents of each respective state.

California Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from California individual income taxes. All exempt-interest dividends from the Fund are included in the income of corporate shareholders that are subject to the California franchise tax.

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Connecticut Tax Free Fund – The Fund generally seeks to earn income and pay dividends that will be exempt from Connecticut individual income taxes. All exempt-interest dividends from the Fund are included in the income of corporate shareholders that are subject to the Connecticut corporation business tax.

Georgia Tax Free Trust – The Fund seeks to earn income and pay dividends that will be exempt from Georgia individual and corporate income taxes.

Hawaii Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from Hawaii individual and corporate income taxes.

Missouri Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from Missouri individual and corporate income taxes.

New Jersey Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from New Jersey personal income taxes. All exempt-interest dividends from the Fund are included in income of corporate shareholders that are subject to the New Jersey corporation business tax.

New York Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from New York State, as well as New York City, individual income taxes. All exempt-interest dividends from the Fund are included in the income of corporate shareholders that are subject to the New York State corporation franchise tax, as well as New York City general corporation tax.

Pennsylvania Tax Free Trust – The Fund seeks to earn income and pay dividends that will be exempt from Pennsylvania individual and corporate income taxes. Pennsylvania county personal property tax may be imposed on shares of the Pennsylvania Tax Free Trust if, on the annual assessment date, the Fund holds certain assets other than exempt securities in which the Fund may invest. In such circumstances, a portion of the value of the Fund's shares would be subject to personal property tax.

NATIONAL TAX FREE AND INTERMEDIATE TAX FREE FUNDS

Shareholders generally will not be able to exclude exempt-interest dividends paid by the National Tax Free and Intermediate Tax Free Funds from their state taxable income. However, shareholders who are residents of a state that does not impose minimum investment requirements in order for exempt dividends from a Fund to be excludible from state taxable income may be eligible to exclude the percentage of income derived from obligations of that state when determining their state taxable income. The amount excludible from state taxable income generally will be relatively small, however. Information concerning the percentage of income attributable to each state will be provided to you. You should confirm with your tax adviser that income attributable to a state of residence is properly excludible

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when determining your taxable income. In addition, the portion of the National Tax Free and Intermediate Tax Free Funds' dividends attributable to private activity bonds will be a tax preference item for federal, and possibly state, AMT purposes.

The foregoing is only a summary of important state tax rules. You should consult your tax advisers regarding specific questions as to federal, state, local and foreign taxes and how these relate to your own tax situation.

AUTOMATIC SERVICES FOR FUND INVESTORS

Fee-Based Program Investors. You should consult your Financial Intermediary about automatic services that may be offered through your Fee-Based Program.

For investing

Invest-A-Matic*
(Dollar-cost averaging)

You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the application for instructions.

Div-Move*

You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

  *  In the case of Financial Intermediaries maintaining accounts in omnibus recordkeeping environments or in nominee name that aggregate the underlying accounts' purchase orders for Fund shares, the minimum subsequent investment requirements described above will not apply to such underlying accounts.

For selling shares

Systematic Withdrawal Plan
("SWP")

You can make regular withdrawals from most Lord Abbett-sponsored funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish an SWP, the value of your shares for Class A or C must be at least $10,000, and for Class B the value of your shares must be at least $25,000. Your shares must be in non-certificate form.

Class B and C Shares

The CDSC will be waived on redemptions of up to 12% of the current value of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation. Redemption proceeds due to an SWP for Class B and C shares will be redeemed in the order described under "CDSC" under "Sales Charges."

All Other Investors. You may buy or sell shares automatically with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the application or by calling 888-522-2388.

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OTHER SERVICES FOR FUND INVESTORS

Fee-Based Program Investors. You should consult your Financial Intermediary about other services that may be offered through your Fee-Based Program.

All Other Investors. The following additional services are offered to individual investors as well as investors not qualifying for another investment category.

Telephone and Online Purchases and Redemptions. Shareholders, other than shareholders who hold their shares in an account maintained by a broker-dealer, may have direct account access privileges with the Fund, which allows shareholders to purchase or redeem shares by telephone or online. For new accounts, you may obtain direct account access privileges by completing the account application (including providing your bank information) and indicating that you wish telephone or online trading privileges. For existing accounts, you may obtain telephone or online trading privileges by submitting an application for ACH electronic funds transfer. Transactions by telephone or online may be difficult to submit during times of drastic economic or market changes or during other times where communications may be difficult. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

•  Security. The Fund and its service providers employ verification and security measures for your protection. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online. The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

•  Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

•  No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not

Telephone and Online Transactions. For your security, telephone and online transactions requests are recorded. We will take measures to verify the identity of the person calling or submitting a request online, such as asking for your name, account number, personal identification number and other relevant information.The Fund will not be liable for following instructions communicated by telephone or online that it reasonably believes to be genuine.

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cancel a transaction submitted once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

•  Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

•  Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your account to cover such losses, fees and expenses.

Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

OTHER INFORMATION FOR FUND INVESTORS

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell

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portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund's investment return.

To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as "price arbitrage"). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder's ability to engage successfully in price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see "Other Information for Fund Investors – Pricing of Fund Shares."

The Fund's Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund's policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming Fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic

YOUR INVESTMENT

purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) retirement and benefit plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a Fee-Based Program or mutual fund separate account program; and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor's financial advisor) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's financial advisor) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may be subject to a CDSC or result in tax consequences. As stated above, although we generally notify the investor (and/or the investor's financial advisor) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an

YOUR INVESTMENT

individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action

YOUR INVESTMENT

appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name. The nature of these relationships also may inhibit or prevent the Distributor or the Fund from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments typically have agreed to assess the CDSCs or assist the Distributor or the Fund in assessing them.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date and place of organization or date of birth, taxpayer identification number or Social Security number and we may ask for other information that will allow us to identify you. We will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders or account applications accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales (including exchanges) of Fund shares are executed at the NAV (subject to any applicable sales charges) next determined after the Fund receives your order in proper form. Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next business day's NAV. In the case of purchase, redemption, or exchange orders placed through your Financial Intermediary, when acting as the Fund's authorized agent

YOUR INVESTMENT

(or the agent's designee), the Fund will be deemed to have received the order when the agent or designee receives the order in proper form.

In calculating NAV, securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Securities having remaining maturities of 60 days or less are valued at their amortized cost. Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued under fair value procedures approved by and administered under the supervision of the Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

YOUR INVESTMENT

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

These tables describe each Fund's performance for the fiscal years indicated. "Total Return" shows how much your investment in each Fund would have increased (or decreased) during each year without considering the effects of sales load and assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Funds' independent registered public accounting firm, in conjunction with their annual audits of the Funds' financial statements. Financial statements and the Report of Independent Registered Public Accounting Firm thereon appear in the 2008 annual report to shareholders and are incorporated by reference in the statement of additional information, which is available upon request. Certain information reflects financial results for a single Fund share.

FINANCIAL INFORMATION

NATIONAL TAX FREE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$11.12	$11.52	$11.55	$11.49	$11.50
Investment operations:
Net investment income(a)	.51	.49	.46	.47	.47
Net realized and unrealized gain (loss)	(1.41)	(.40)	(.02)	.05	(.01)
Total from investment operations	(.90)	.09	.44	.52	.46
Distributions to shareholders from:
Net investment income	(.51)	(.49)	(.47)	(.46)	(.47)
Net asset value, end of year	$9.71	$11.12	$11.52	$11.55	$11.49
Total Return(b)	(8.41)%	.79%	3.94%	4.53%	4.10%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.05%	1.18%	1.20%	1.13%	1.06%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	.79%	.77%	.92%	.93%	.96%
Expenses, excluding expense reductions and expenses assumed	1.06%	1.27%	1.20%	1.14%	1.10%
Net investment income	4.77%	4.34%	4.04%	4.03%	4.07%
Supplemental Data:
Net assets, end of year (000)	$740,198	$525,513	$499,778	$497,310	$500,519
Portfolio turnover rate	88.15%	49.43%	72.24%	118.31%	168.36%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

NATIONAL TAX FREE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$11.16	$11.56	$11.58	$11.52	$11.53
Investment operations:
Net investment income(a)	.42	.41	.39	.39	.39
Net realized and unrealized gain (loss)	(1.41)	(.40)	(.02)	.05	(.01)
Total from investment operations	(.99)	.01	.37	.44	.38
Distributions to shareholders from:
Net investment income	(.42)	(.41)	(.39)	(.38)	(.39)
Net asset value, end of year	$9.75	$11.16	$11.56	$11.58	$11.52
Total Return(b)	(9.08)%	.08%	3.32%	3.83%	3.40%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.85%	1.90%	1.86%	1.78%	1.71%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	1.58%	1.49%	1.58%	1.58%	1.61%
Expenses, excluding expense reductions and expenses assumed	1.86%	1.99%	1.86%	1.79%	1.75%
Net investment income	3.94%	3.61%	3.39%	3.38%	3.42%
Supplemental Data:
Net assets, end of year (000)	$18,032	$23,502	$27,871	$31,209	$34,263
Portfolio turnover rate	88.15%	49.43%	72.24%	118.31%	168.36%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

NATIONAL TAX FREE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$11.15	$11.54	$11.57	$11.50	$11.52
Investment operations:
Net investment income(a)	.44	.42	.39	.39	.39
Net realized and unrealized gain (loss)	(1.41)	(.39)	(.02)	.06	(.02)
Total from investment operations	(.97)	.03	.37	.45	.37
Distributions to shareholders from:
Net investment income	(.45)	(.42)	(.40)	(.38)	(.39)
Net asset value, end of year	$9.73	$11.15	$11.54	$11.57	$11.50
Total Return(b)	(9.01)%	.23%	3.26%	3.93%	3.32%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.67%	1.82%	1.86%	1.78%	1.71%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	1.41%	1.41%	1.58%	1.58%	1.61%
Expenses, excluding expense reductions and expenses assumed	1.68%	1.91%	1.86%	1.79%	1.75%
Net investment income	4.13%	3.70%	3.39%	3.38%	3.42%
Supplemental Data:
Net assets, end of year (000)	$80,301	$51,244	$44,450	$41,322	$43,409
Portfolio turnover rate	88.15%	49.43%	72.24%	118.31%	168.36%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

NATIONAL TAX FREE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$11.12	$11.12
Investment operations:
Net investment income(b)	.52	—	(c)
Net realized and unrealized gain (loss)	(1.41)	—	(c)
Total from investment operations	(.89)	—	(c)
Distributions to shareholders from:
Net investment income	(.52)	—
Net asset value, end of period	$9.71	$11.12
Total Return(d)	(8.32)%	.00%
Ratios to Average Net Assets:
Expenses excluding expense reductions and including expenses assumed	.95%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.69%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses assumed	.97%	.00	%(e)(f)
Net investment income	5.00%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$2,310	$10
Portfolio turnover rate	88.15%	49.43%

  (a)  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

CALIFORNIA TAX FREE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.57	$10.91	$10.96	$10.86	$10.80
Investment operations:
Net investment income(a)	.45	.44	.41	.44	.43
Net realized and unrealized gain (loss)	(1.18)	(.34)	(.03)	.08	.07
Total from investment operations	(.73)	.10	.38	.52	.50
Distributions to shareholders from:
Net investment income	(.46)	(.44)	(.43)	(.42)	(.44)
Net asset value, end of year	$9.38	$10.57	$10.91	$10.96	$10.86
Total Return(b)	(7.16)%	.87%	3.52%	4.88%	4.73%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.18%	1.29%	1.07%	1.01%	1.03%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	.80%	.87%	.93%	.94%	.99%
Expenses, excluding expense reductions and expenses assumed	1.18%	1.30%	1.07%	1.01%	1.03%
Net investment income	4.41%	4.03%	3.79%	4.01%	3.97%
Supplemental Data:
Net assets, end of year (000)	$144,165	$147,893	$160,416	$166,227	$165,270
Portfolio turnover rate	49.17%	50.77%	47.86%	42.23%	28.04%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

CALIFORNIA TAX FREE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.58	$10.92	$10.97	$10.87	$10.80
Investment operations:
Net investment income(a)	.39	.37	.34	.37	.36
Net realized and unrealized gain (loss)	(1.18)	(.34)	(.03)	.08	.08
Total from investment operations	(.79)	.03	.31	.45	.44
Distributions to shareholders from:
Net investment income	(.40)	(.37)	(.36)	(.35)	(.37)
Net asset value, end of year	$9.39	$10.58	$10.92	$10.97	$10.87
Total Return(b)	(7.73)%	.23%	2.87%	4.20%	4.14%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.79%	1.92%	1.72%	1.65%	1.67%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	1.41%	1.50%	1.58%	1.58%	1.63%
Expenses, excluding expense reductions and expenses assumed	1.79%	1.92%	1.72%	1.65%	1.67%
Net investment income	3.79%	3.40%	3.14%	3.37%	3.32%
Supplemental Data:
Net assets, end of year (000)	$18,793	$15,245	$15,052	$13,953	$13,953
Portfolio turnover rate	49.17%	50.77%	47.86%	42.23%	28.04%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

CALIFORNIA TAX FREE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.57	$10.57
Investment operations:
Net investment income(b)	.45	—	(c)
Net realized and unrealized gain (loss)	(1.17)	—	(c)
Total from investment operations	(.72)	—	(c)
Distributions to shareholders from:
Net investment income	(.47)	—
Net asset value, end of period	$9.38	$10.57
Total Return(d)	(7.07)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.05%	.00	%(e)(f)
Expenses, excluding interest expense, including expenses reductions and expenses assumed(g)	.67%	.00	%(e)(f)
Expenses, excluding expenses reductions and expenses assumed	1.07%	.00	%(e)(f)
Net investment income	4.48%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$285	$10
Portfolio turnover rate	49.17%	50.77%

  (a)  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

CONNECTICUT TAX FREE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.26	$10.51	$10.56	$10.61	$10.55
Investment operations:
Net investment income(a)	.42	.44	.45	.44	.43
Net realized and unrealized gain (loss)	(.99)	(.24)	(.04)	(.05)	.08
Total from investment operations	(.57)	.20	.41	.39	.51
Distributions to shareholders from:
Net investment income	(.43)	(.45)	(.46)	(.44)	(.45)
Net asset value, end of year	$9.26	$10.26	$10.51	$10.56	$10.61
Total Return(b)	(5.77)%	1.93%	3.96%	3.74%	4.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.78%	.91%	.76%	.92%	1.07%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	.64%	.59%	.52%	.79%	1.00%
Expenses, excluding expense reductions and expenses assumed	.94%	1.20%	1.20%	1.09%	1.07%
Net investment income	4.22%	4.20%	4.34%	4.11%	4.09%
Supplemental Data:
Net assets, end of year (000)	$128,252	$136,324	$96,530	$91,078	$89,985
Portfolio turnover rate	34.10%	9.97%	31.96%	9.72%	19.20%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

CONNECTICUT TAX FREE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.26	$10.26
Investment operations:
Net investment income(b)	.44	—	(c)
Net realized and unrealized gain (loss)	(1.02)	—	(c)
Total from investment operations	(.58)	—	(c)
Distributions to shareholders from:
Net investment income	(.44)	—
Net asset value, end of period	$9.24	$10.26
Total Return(d)	(5.77)%	.00%
Ratios to Average Net Assets:
Expenses excluding expense reductions and including expenses assumed	.62%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.49%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses assumed	.83%	.00	%(e)(f)
Net investment income	4.43%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$337	$10
Portfolio turnover rate	34.10%	9.97%

  (a)  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

HAWAII TAX FREE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$4.92	$5.01	$5.04	$5.08	$5.08
Investment operations:
Net investment income(a)	.20	.20	.20	.20	.21
Net realized and unrealized gain (loss)	(.39)	(.09)	(.02)	(.04)	— (b)
Total from investment operations	(.19)	.11	.18	.16	.21
Distributions to shareholders from:
Net investment income	(.20)	(.20)	(.21)	(.20)	(.21)
Net asset value, end of year	$4.53	$4.92	$5.01	$5.04	$5.08
Total Return(c)	(3.99)%	2.31%	3.60%	3.28%	4.18%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.83%	.95%	.90%	1.05%	1.06%
Expenses, excluding interest expense, including expense reductions and expenses assumed(d)	.66%	.65%	.71%	.95%	1.01%
Expenses, excluding expense reductions and expenses assumed	.97%	1.19%	1.14%	1.05%	1.06%
Net investment income	4.03%	4.02%	4.01%	3.98%	4.13%
Supplemental Data:
Net assets, end of year (000)	$115,157	$103,989	$91,357	$78,217	$69,598
Portfolio turnover rate	20.85%	10.01%	38.26%	18.22%	6.12%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Amount is less than $.01.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

HAWAII TAX FREE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$4.92	$4.92
Investment operations:
Net investment income(b)	.20	—	(c)
Net realized and unrealized gain (loss)	(.38)	—	(c)
Total from investment operations	(.18)	—	(c)
Distributions to shareholders from:
Net investment income	(.21)	—
Net asset value, end of period	$4.53	$4.92
Total Return(d)	(3.89)%	.00%
Ratio to Average Net Assets:
Expenses excluding expense reductions and including expenses assumed	.66%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.50%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses assumed	.80%	.00	%(e)(f)
Net investment income	4.06%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$10	$10
Portfolio turnover rate	20.85%	10.01%

  (a)  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

MISSOURI TAX FREE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$5.20	$5.33	$5.35	$5.34	$5.36
Investment operations:
Net investment income(a)	.21	.21	.22	.22	.20
Net realized and unrealized gain (loss)	(.53)	(.12)	(.02)	— (b)	— (b)
Total from investment operations	(.32)	.09	.20	.22	.20
Distributions to shareholders from:
Net investment income	(.22)	(.22)	(.21)	(.21)	(.22)
Net realized gain	—	—	(.01)	—	—
Total distributions	(.22)	(.22)	(.22)	(.21)	(.22)
Net asset value, end of year	$4.66	$5.20	$5.33	$5.35	$5.34
Total Return(c)	(6.45)%	1.64%	3.92%	4.26%	3.77%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.88%	1.12%	.78%	.81%	1.07%
Expenses, excluding interest expense, including expense reductions and expenses assumed(d)	.76%	.77%	.57%	.67%	1.01%
Expenses, excluding expense reductions and expenses assumed	.93%	1.24%	1.16%	1.09%	1.07%
Net investment income	4.17%	4.06%	4.14%	4.02%	3.85%
Supplemental Data:
Net assets, end of year (000)	$149,609	$158,977	$159,530	$161,624	$155,906
Portfolio turnover rate	28.12%	21.48%	27.30%	25.49%	40.33%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Amount is less than $.01.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

MISSOURI TAX FREE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.20	$5.20
Investment operations:
Net investment income(b)	.22	—	(c)
Net realized and unrealized gain (loss)	(.54)	—	(c)
Total from investment operations	(.32)	—	(c)
Distributions to shareholders from:
Net investments income	(.22)	—
Net asset value, end of period	$4.66	$5.20
Total Return(d)	(6.36)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.75%	.00	%(e)(f)
Expenses, excluding interest expense, including expenses reductions and expenses assumed(g)	.63%	.00	%(e)(f)
Expenses, excluding expenses reductions and expenses assumed	.81%	.00	%(e)(f)
Net investment income	4.34%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$75	$10
Portfolio turnover rate	28.12%	21.48%

  (a)  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

NEW JERSEY TAX FREE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$5.00	$5.17	$5.20	$5.18	$5.20
Investment operations:
Net investment income(a)	.21	.21	.21	.21	.22
Net realized and unrealized gain (loss)	(.56)	(.17)	(.03)	.02	(.02)
Total from investment operations	(.35)	.04	.18	.23	.20
Distributions to shareholders from:
Net investment income	(.22)	(.21)	(.21)	(.21)	(.22)
Net asset value, end of year	$4.43	$5.00	$5.17	$5.20	$5.18
Total Return(b)	(7.36)%	.78%	3.51%	4.42%	3.89%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.90%	1.14%	1.10%	1.10%	1.05%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	.82%	.81%	.86%	.95%	1.00%
Expenses, excluding expense reductions and expenses assumed	.90%	1.21%	1.22%	1.10%	1.05%
Net investment income	4.34%	4.11%	4.03%	4.02%	4.18%
Supplemental Data:
Net assets, end of year (000)	$114,704	$129,106	$130,742	$137,319	$139,462
Portfolio turnover rate	32.16%	37.64%	28.99%	28.46%	31.47%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

NEW JERSEY TAX FREE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.00	$5.00
Investment operations:
Net investment income(b)	.21	—	(c)
Net realized and unrealized gain (loss)	(.56)	—	(c)
Total from investment operations	(.35)	—	(c)
Distributions to shareholders from:
Net investment income	(.22)	—
Net asset value, end of period	$4.43	$5.00
Total Return(d)	(7.27)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.74%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.66%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses assumed	.77%	.00	%(e)(f)
Net investment income	4.41%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$48	$10
Portfolio turnover rate	32.16%	37.64%

  (a)  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

NEW YORK TAX FREE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.96	$11.27	$11.32	$11.41	$11.42
Investment operations:
Net investment income(a)	.46	.47	.48	.48	.48
Net realized and unrealized gain (loss)	(1.24)	(.31)	(.05)	(.09)	— (b)
Total from investment operations	(.78)	.16	.43	.39	.48
Distributions to shareholders from:
Net investment income	(.47)	(.47)	(.48)	(.48)	(.49)
Net asset value, end of year	$9.71	$10.96	$11.27	$11.32	$11.41
Total Return(c)	(7.37)%	1.47%	3.92%	3.43%	4.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.99%	1.01%	.80%	.86%	1.00%
Expenses, excluding interest expense, including expense reductions and expenses assumed(d)	.78%	.70%	.62%	.76%	.94%
Expenses, excluding expense reductions and expenses assumed	1.00%	1.16%	1.11%	1.04%	1.05%
Net investment income	4.36%	4.20%	4.27%	4.16%	4.27%
Supplemental Data:
Net assets, end of year (000)	$221,057	$243,416	$233,101	$229,598	$237,349
Portfolio turnover rate	44.67%	25.38%	69.19%	57.03%	46.33%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Amount is less than $.01.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

NEW YORK TAX FREE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$10.96	$11.27	$11.32	$11.40	$11.42
Investment operations:
Net investment income(a)	.40	.39	.40	.40	.41
Net realized and unrealized loss	(1.25)	(.30)	(.04)	(.08)	(.01)
Total from investment operations	(.85)	.09	.36	.32	.40
Distributions to shareholders from:
Net investment income	(.41)	(.40)	(.41)	(.40)	(.42)
Net asset value, end of year	$9.70	$10.96	$11.27	$11.32	$11.40
Total Return(b)	(8.02)%	.84%	3.25%	2.87%	3.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.63%	1.67%	1.46%	1.51%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	1.41%	1.36%	1.28%	1.41%	1.59%
Expenses, excluding expense reductions and expenses assumed	1.63%	1.81%	1.77%	1.69%	1.70%
Net investment income	3.72%	3.53%	3.61%	3.51%	3.62%
Supplemental Data:
Net assets, end of year (000)	$31,262	$25,423	$16,622	$14,502	$12,317
Portfolio turnover rate	44.67%	25.38%	69.19%	57.03%	46.33%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (C)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

NEW YORK TAX FREE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.96	$10.96
Investment operations:
Net investment income(b)	.48	—	(c)
Net realized and unrealized gain (loss)	(1.24)	—	(c)
Total from investment operations	(.76)	—	(c)
Distributions to shareholders from:
Net investment income	(.48)	—
Net asset value, end of period	$9.72	$10.96
Total Return(d)	(7.18)%	.00%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.82%	.00	%(e)(f)
Expenses, excluding interest expense, including expenses reductions and expenses assumed(g)	.61%	.00	%(e)(f)
Expenses, excluding expenses reductions and expenses assumed	.83%	.00	%(e)(f)
Net investment income	4.53%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$9	$10
Portfolio turnover rate	44.67%	25.38%

  (a)  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

INTERMEDIATE TAX FREE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$9.75	$9.81	$9.80	$9.95	$9.94
Investment operations:
Net investment income(a)	.37	.36	.32	.30	.27
Net realized and unrealized gain (loss)	(.32)	(.06)	.03	(.17)	.01
Total from investment operations	.05	.30	.35	.13	.28
Distributions to shareholders from:
Net investment income	(.38)	(.36)	(.34)	(.28)	(.27)
Net asset value, end of year	$9.42	$9.75	$9.81	$9.80	$9.95
Total Return(b)	.43%	3.11%	3.67%	1.36%	2.84%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.27%	.27%	.27%	.27%	.26	%†
Expenses, excluding interest expense,including expense reductions and expenses assumed(c)	.24%	.25%	.25%	.25%	.25	%†
Expenses, excluding expense reductions and expenses assumed	.79%	1.37%	1.66%	1.42%	2.35	%†
Net investment income	3.80%	3.68%	3.34%	3.01%	2.70	%†
Supplemental Data:
Net assets, end of year (000)	$338,400	$17,046	$7,234	$7,941	$6,360
Portfolio turnover rate	29.73%	30.70%	100.82%	42.10%	60.08%

  †  The ratios have been determined on a Fund basis.

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

INTERMEDIATE TAX FREE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$9.74	$9.80	$9.79	$9.94	$9.93
Investment operations:
Net investment income(a)	.31	.29	.26	.21	.20
Net realized and unrealized gain (loss)	(.33)	(.06)	.02	(.16)	—	(b)
Total from investment operations	(.02)	.23	.28	.05	.20
Distributions to shareholders from:
Net investment income	(.31)	(.29)	(.27)	(.20)	(.19)
Net asset value, end of year	$9.41	$9.74	$9.80	$9.79	$9.94
Total Return(c)	(.29)%	2.35%	2.92%	.55%	2.09%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.02%	1.02%	1.02%	1.02%	1.01	%†
Expenses, excluding interest expense, including expense reductions and expenses assumed(d)	1.00%	1.00%	1.00%	1.00%	1.00	%†
Expenses, excluding expense reductions and expenses assumed	1.67%	2.12%	2.32%	2.11%	3.00	%†
Net investment income	3.15%	2.95%	2.67%	2.15%	1.95	%†
Supplemental Data:
Net assets, end of year (000)	$1,966	$802	$848	$775	$311
Portfolio turnover rate	29.73%	30.70%	100.82%	42.10%	60.08%

  †  The ratios have been determined on a Fund basis.

  (a)  Calculated using average shares outstanding during the period.

  (b)  Amount is less than $.01.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

INTERMEDIATE TAX FREE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$9.74	$9.80	$9.79	$9.94	$9.93
Investment operations:
Net investment income(a)	.30	.29	.25	.23	.20
Net realized and unrealized gain (loss)	(.32)	(.06)	.03	(.17)	—	(b)
Total from investment operations	(.02)	.23	.28	.06	.20
Distributions to shareholders from:
Net investment income	(.31)	(.29)	(.27)	(.21)	(.19)
Net asset value, end of year	$9.41	$9.74	$9.80	$9.79	$9.94
Total Return(c)	(.31)%	2.35%	2.90%	.61%	2.05%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.02%	1.02%	1.02%	1.02%	1.01	%†
Expenses, excluding interest expense, including expense reductions and expenses assumed(d)	0.98%	1.00%	1.00%	1.00%	1.00	%†
Expenses, excluding expense reductions and expenses assumed	1.45%	2.02%	2.31%	2.06%	3.00	%†
Net investment income	3.11%	2.95%	2.59%	2.28%	1.95	%†
Supplemental Data:
Net assets, end of year (000)	$44,402	$4,249	$2,784	$3,775	$3,297
Portfolio turnover rate	29.73%	30.70%	100.82%	42.10%	60.08%

  †  The ratios have been determined on a Fund basis.

  (a)  Calculated using average shares outstanding during period.

  (b)  Amount is less than $.01.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

INTERMEDIATE TAX FREE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.75	$9.75
Investment operations:
Net investment income(b)	.39	—	(c)
Net realized and unrealized gain (loss)	(.33)	—	(c)
Total from investment operations	.06	—	(c)
Distributions to shareholders from:
Net investment income	(.39)	—
Net asset value, end of period	$9.42	$9.75
Total Return(d)	.57%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.13%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.10%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses assumed	.67%	.00	%(e)(f)
Net investment income	3.97%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$1,460	$10
Portfolio turnover rate	29.73%	30.70%

  (a)  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the   public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

INTERMEDIATE TAX FREE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class P Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$9.75	$9.81	$9.80	$9.95	$9.94
Investment operations:
Net investment income(a)	.36	.34	.31	.28	.25
Net realized and unrealized gain (loss)	(.33)	(.06)	.02	(.17)	.01
Total from investment operations	.03	.28	.33	.11	.26
Distributions to shareholders from:
Net investment income	(.36)	(.34)	(.32)	(.26)	(.25)
Net asset value, end of year	$9.42	$9.75	$9.81	$9.80	$9.95
Total Return(b)	.29%	2.91%	3.46%	1.16%	2.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.46%	.47%	.47%	.47%	.46	%†
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	.43%	.45%	.45%	.45%	.45	%†
Expenses, excluding expense reductions and expenses assumed	1.13%	1.57%	1.77%	1.50%	2.45	%†
Net investment income	3.73%	3.49%	3.15%	2.83%	2.50	%†
Supplemental Data:
Net assets, end of year (000)	$11	$11	$11	$10	$10
Portfolio turnover rate	29.73%	30.70%	100.82%	42.10%	60.08%

  †  The ratios have been determined on a Fund basis.

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

GEORGIA TAX FREE TRUST

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$5.51	$5.64	$5.66	$5.65	$5.63
Investment operations:
Net investment income(a)	.23	.23	.22	.23	.23
Net realized and unrealized gain (loss)	(.58)	(.13)	(.01)	.01	.02
Total from investment operations	(.35)	.10	.21	.24	.25
Distributions to shareholders from:
Net investment income	(.23)	(.23)	(.23)	(.23)	(.23)
Net asset value, end of year	$4.93	$5.51	$5.64	$5.66	$5.65
Total Return(b)	(6.62)%	1.76%	3.77%	4.24%	4.54%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.88%	.88%	.63%	.72%	.75%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	.69%	.60%	.44%	.61%	.67%
Expenses, excluding expense reductions and expenses assumed	1.00%	1.13%	1.08%	.72%	.75%
Net investment income	4.19%	4.04%	3.99%	3.98%	4.14%
Supplemental Data:
Net assets, end of year (000)	$124,126	$133,599	$118,819	$103,887	$89,480
Portfolio turnover rate	37.84%	13.29%	36.93%	24.38%	20.25%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

GEORGIA TAX FREE TRUST

FINANCIAL HIGHLIGHTS (concluded)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.51	$5.51
Investment operations:
Net investment income(b)	.23	—	(c)
Net realized and unrealized gain (loss)	(.58)	—	(c)
Total from investment operations	(.35)	—	(c)
Distributions to shareholders from:
Net investment income	(.23)	—
Net asset value, end of period	$4.93	$5.51
Total Return(d)	(6.53)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.81%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.63%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses assumed	.89%	.00	%(e)(f)
Net investment income	4.39%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$163	$10
Portfolio turnover rate	37.84%	13.29%

  (a)  Commencement of investment operations was 9/28/2007; SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not Annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

PENNSYLVANIA TAX FREE TRUST

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$5.13	$5.24	$5.30	$5.28	$5.27
Investment operations:
Net investment income(a)	.22	.22	.22	.22	.22
Net realized and unrealized gain (loss)	(.51)	(.11)	(.06)	.02	.01
Total from investment operations	(.29)	.11	.16	.24	.23
Distributions to shareholders from:
Net investment income	(.22)	(.22)	(.22)	(.22)	(.22)
Net asset value, end of year	$4.62	$5.13	$5.24	$5.30	$5.28
Total Return(b)	(5.90)%	2.10%	3.10%	4.57%	4.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.02%	1.11%	.86%	.96%	1.02%
Expenses, excluding interest expense, including expense reductions and expenses assumed(c)	.84%	.77%	.67%	.88%	.97%
Expenses, excluding expense reductions and expenses assumed	1.02%	1.24%	1.12%	1.00%	1.02%
Net investment income	4.35%	4.23%	4.19%	4.06%	4.20%
Supplemental Data:
Net assets, end of year (000)	$86,908	$94,138	$93,770	$97,069	$95,954
Portfolio turnover rate	44.84%	32.18%	42.20%	20.59%	27.03%

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

PENNSYLVANIA TAX FREE TRUST

FINANCIAL HIGHLIGHTS (concluded)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.13	$5.13
Investment operations:
Net investment income(b)	.23	—	(c)
Net realized and unrealized gain (loss)	(.52)	—	(c)
Total from investment operations	(.29)	—	(c)
Distributions to shareholders from:
Net investment income	(.22)	—
Net asset value, end of period	$4.62	$5.13
Total Return(d)	(5.81)%	.00%
Ratios to Average Net Assets:
Expenses excluding expense reductions and including expenses assumed	.80%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.61%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses assumed	.83%	.00	%(e)(f)
Net investment income	4.57%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$9	$10
Portfolio turnover rate	44.84%	32.18%

  (a)  Commencement of investment operation was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION

NOTES:

To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Funds at: 888-522-2388.
By mail. Write to the Funds at: The Lord Abbett Family of Funds 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com
Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on each Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Funds' annual and semiannual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year. The reports are available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus). The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC

LATFI-1
(2/09)

SEC File Numbers: 811-03942, 811-06418

LORD ABBETT

Statement of Additional Information	February 1, 2009

LORD ABBETT

MUNICIPAL INCOME FUND

MUNICIPAL INCOME TRUST

This statement of additional information (“SAI”) is not a prospectus.  A prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973.  This SAI relates to, and should be read in conjunction with, the prospectus for the Lord Abbett Municipal Income Fund, Inc. (the “Income Fund”) and Lord Abbett Municipal Income Trust (the “Income Trust”) dated February 1, 2009.  Each Series of the Income Fund and Income Trust is referred to as a “Fund” or, collectively, the “Funds.”  Two of the series of Income Trust, Lord Abbett High Yield Municipal Bond Fund and Lord Abbett Short Duration Tax Free Fund, are described in separate SAIs.  Certain capitalized terms used throughout this SAI are defined in the Funds’ prospectus.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 888-522-2388.  The Funds’ annual and semiannual reports to shareholders contain additional performance information and are available without charge, upon request by calling 888-522-2388.  In addition, you can make inquiries through your dealer.

1.

Fund History

Lord Abbett Municipal Income Fund, Inc. was organized as a Maryland corporation on December 27, 1983.  The Income Fund was formerly known as Lord Abbett Tax-Free Income Fund, Inc., and changed its name effective January 28, 2005. The Income Fund has 1,020,000,000 shares of authorized capital stock, $0.001 par value, consisting of the following seven series or portfolios: National Tax-Free Income Fund (“National Fund”), Class A, B, C, F, I, and P shares (but only Classes A, B, C, F, and P are offered herein); California Tax-Free Income Fund (“California Fund”) and New York Tax-Free Income Fund (“New York Fund”), Class A, C, F and P shares; Connecticut Tax-Free Income Fund (“Connecticut Fund”), Hawaii Tax-Free Income Fund (“Hawaii Fund”), Missouri Tax-Free Income Fund (“Missouri Fund”), and New Jersey Tax-Free Income Fund (“New Jersey Fund”), Class A, F, and P shares.

Lord Abbett Municipal Income Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002 with an unlimited number of shares of beneficial interest authorized. The Income Trust was formerly known as Lord Abbett Tax-Free Income Trust, and changed its name effective December 30, 2004. The Income Trust consists of five series or portfolios, three of which are described in this SAI: Lord Abbett Intermediate Tax-Free Fund (“Intermediate Fund”) was formerly the Lord Abbett Insured Intermediate Tax - Free Fund, and changed its name effective April 30, 2007, Class A, B, C, F, and P shares; Georgia Series (“Georgia Fund”) and Pennsylvania Series (“Pennsylvania Fund”), Class A, F and P shares.

Each Fund of the Income Fund and the Income Trust is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”), except for the National and Intermediate Funds, which are diversified, open-end management investment companies.  Class P shares are neither offered to the general public nor available in all states.  The National Fund’s Class I shares are described in a separate statement of additional information.

2.

Investment Policies

Fundamental Investment Restrictions. Each Fund’s investment objective in the prospectus cannot be changed without approval of a majority of the Fund’s outstanding shares. (1) Each Fund is also subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of the Fund’s outstanding shares.

Each Fund may not:

(1)         borrow money (except that (i) each Fund may borrow from banks(2) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law);(3)

(2)         pledge its assets (other than to secure such borrowings or to the extent permitted by each Fund’s investment policies as permitted by applicable law);(4)

(1)        Under Section 2(a)(42) of the 1940 Act, approval by a “majority of the Fund’s outstanding shares” means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

(2)        Section 2(a)(5) of the 1940 Act defines the term “bank” to include depository institutions, foreign banks, and member banks of the Federal Reserve System, among others.

(3)        Securities and Exchange Commission (“SEC”) staff interpretations regarding Section 12(a)(1) of the Act currently prohibit each Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(4)        Section 18(f)(1) of the Act prohibits each Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above.  For the purpose of this restriction the deposit of assets in a segregated account with a Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

2

(3)         engage in the underwriting of securities except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)         make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)         buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)         with respect to 75% of the gross assets of the National Fund, buy securities of one issuer representing more than (i) 5% of the Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

(7)         invest 25% or more of its assets, taken at market value, in the securities of issuers in any particular industry (excluding tax-exempt securities such as tax-exempt securities financing facilities in the same industry or issued by nongovernmental users and securities of the U.S. Government, its agencies and instrumentalities); or

(8)         issue senior securities to the extent such issuance would violate applicable law.(5)

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the first restriction, with which the Funds must comply on a continuous basis.

Non-Fundamental Investment Restrictions.  In addition to each Fund’s investment objective in the prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by its Board of Directors/Trustees (individually, a “Board” and collectively, the “Boards”) without shareholder approval.

Each Fund may not:

(1)                                make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)                                invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933 (“Rule 144A”) determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)           invest in securities issued by other investment companies, except to the extent permitted by applicable law;(6)

(4)                                invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)                                invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities;

(6)                                write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s prospectus and SAI, as they may be amended from time to time; or

(5)        Section 18(f) of the 1940 Act prohibits a Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that a Fund may borrow money from banks in amounts of up to 33 1/3% of its total assets.

(6)        Under Section 12(d)(1) of the 1940 Act, a Fund may not acquire more than 3% of the voting shares of any other investment company, invest more than 5% of the Fund’s total assets in securities of any one investment company, or invest more than 10% of the Fund’s total assets in securities of all investment companies.

3

(7)                                buy from or sell to any of the Income Fund’s or Income Trust’s officers, directors, trustees, employees, or each Fund’s investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Fund.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the second and fourth non-fundamental restrictions, with which each Fund must comply at the time of purchase.    A Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity or the sale of liquid securities; however, in these situations the Fund will take appropriate measures to reduce the percent of its assets invested in illiquid securities.

Portfolio Turnover Rate.  For the fiscal years ended September 30, 2008 and September 30, 2007, the portfolio turnover rates for the Funds were as follows:

Fund	2008	2007
National Fund	88.15%	49.43%
California Fund	49.17%	50.77%
Connecticut Fund	34.10%	9.97%
Hawaii Fund	20.85%	10.01%
Missouri Fund	28.12%	21.48%
New Jersey Fund	32.16%	37.64%
New York Fund	44.67%	25.38%
Intermediate Fund	29.73%	30.70%
Georgia Fund	37.84%	13.29%
Pennsylvania Fund	44.84%	32.18%

Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that each Fund may use and some of the risks associated with some investments and techniques.  The composition of a Fund’s portfolio and the investments and techniques that a Fund uses in seeking its investment objective and employing its investment strategies will vary over time.  A Fund may use each of the investments and techniques described below at all times, at some times or not at all.  While some of these investments and techniques involve risk when used independently, a Fund intends to use them to reduce risk and volatility in its portfolio.

Borrowing Money.  Each Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.” If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.  A Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Futures Contracts and Options on Futures Contracts.  Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments, called “variation margin,” are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs.  Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

•    While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

•    Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

4

•    While interest rates on taxable securities generally move in the same direction as the interest rates on municipal bonds, frequently there are differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the municipal bond being hedged than when using a financial futures contract on a municipal bond or a municipal bond index.

•    The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

•    Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund’s net asset value.

•    As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.

•    Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

High-Yield or Lower-Rated Debt Securities.  Each Fund (other than the National Fund) may invest up to 20% of its assets in high-yield debt securities. The National Fund may invest up to 35% of its assets in high-yield debt securities.  High-yield debt securities (also referred to as “lower-rated debt securities” or “junk bonds”) are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities.  When compared to investment grade debt securities, high-yield debt securities:

•            have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•            tend to be less sensitive to interest rate changes; and

•            pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

Since the risk of default is higher among high-yield debt securities, Lord Abbett’s research and analysis are important ingredients in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, each Fund seeks to reduce this risk.  There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.

Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

•            Securities that are not readily marketable.

•            Certain municipal leases and participation interests.

•            Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•            Certain structured securities and certain swap transactions.

•            Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer (“QIB”) without registration and without regard to whether the seller originally purchased the security for investment.  Investing in 144A Securities may decrease the liquidity of each Fund’s portfolio to the extent that QIBs become for a time uninterested in purchasing these securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars.  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.  Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security.  Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events.  Total return swaps give a Fund the right to receive the

5

appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate.  If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Each Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions.  A swaption is an option to enter into a swap agreement.  Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms.  The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.  An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return.  The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used.

Investment Companies.  Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act.  These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of any Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.  Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests.  Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Municipal Bonds.  In general, municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, Puerto Rico, and their political subdivisions, agencies and instrumentalities.  Municipal bonds are issued to obtain funds for various public purposes, including the construction of bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  They may be used to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to lend to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.  In addition, the term “municipal bonds” includes certain types of “private activity” bonds including industrial development bonds issued by public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity, or sewerage or solid waste disposal.  Under the Tax Reform Act of 1986, as amended, substantial limitations were imposed on new issues of municipal bonds to finance privately-operated facilities.  The interest on municipal bonds generally is excludable from gross income for federal income tax purposes of most investors.

The two principal classifications of municipal bonds are “general obligation” and limited obligation or “revenue bonds.” General obligation bonds are secured by the pledge of the faith, credit and taxing power of the municipality for the payment of principal and interest.  The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  “Private activity” bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the faith, credit or taxing power of the municipality.  The credit quality of such municipal bonds usually is directly related to the credit standing of the user of the facilities.  There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

In addition, municipal bonds include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment purchase agreements. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or local government. Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or

6

revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the Funds would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

Municipal bonds may also be in the form of a tender option bond, which is a municipal bond (generally held pursuant to a custodial agreement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the applicable Fund’s duration. There is a risk that the Funds will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid.

Each Fund may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable both of which may be issued by domestic banks or foreign banks.

The yields on municipal bonds depend on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and the rating of the issue.  The ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch Ratings (“Fitch”) represent their opinions as to the quality of the municipal bonds which they undertake to rate.  It should be emphasized, however, that such ratings are general and are not absolute standards of quality.  Consequently, municipal bonds with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal bonds of the same maturity and coupon with different ratings may have the same yield. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Some municipal bonds feature credit enhancements, such as lines of credit, municipal bond insurance and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower, bond issuer, or bond insurer.

Appendix A hereto contains a description of certain municipal bond ratings.

Non-Investment Grade Municipal Bonds.  Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as “high yield” or “junk” bonds) may be highly speculative and have poor

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prospects for reaching investment grade standing.  Non-investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default.  These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions.  As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities.  In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.  Because of the lack of sufficient market liquidity, a Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price.  These factors may have an adverse effect on the market price and a Fund’s ability to dispose of particular portfolio investments.  A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of a lower rated securities in its portfolio.

Options on Securities.  Each Fund may purchase and write put and call options on securities or securities indices that are traded on national securities exchanges or over-the-counter (“OTC”).  A “call option” is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.  Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of portfolio securities.  During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund also may enter into “closing purchase transactions” in order to terminate their obligation to deliver the underlying security.  This may result in a short-term gain or loss.  A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written.  If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period.  A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when a Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the portfolio manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options.  Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund’s net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund’s net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Funds may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund’s portfolio securities, the Fund may incur losses.  The use of options can also increase a Fund’s transaction costs. OTC options will present greater possibility of loss because of their greater illiquidity and credit risks.

Residual Interest Bonds.  Each Fund may invest up to 20% of its net assets in residual interest bonds (“RIBs”) (also known as “inverse floaters”) to enhance income and manage portfolio duration.  RIBs are issued by tender option bond trusts (“trusts”) that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts.  In addition to RIBs, these trusts typically issue short-term floating rate certificates or notes which are usually sold to money market funds (“floating rate notes”).  A RIB is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note.  Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond.  RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a

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Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall.  The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall.  RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile.  RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

Each Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;” therefore, the municipal bonds deposited into such trusts are presented in the Funds’ schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates. Interest income from the underlying bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund involved. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by a Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Securities Lending.  Although the Funds have no current intention of doing so, each Fund may lend portfolio securities to registered broker dealers.  These loans may not exceed 30% of a Fund’s total assets.  Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or other permissible means at least equal to 102% of the market value of the securities loaned.  A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.”  No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Securities lending involves the risk that the borrower will fail to return the securities in a timely manner or at all.  Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults.

Structured Securities. Each Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity.  The Funds typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.  These securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  A Fund could lose more than the principal amount invested.

Temporary Defensive Investments. As described in the prospectus, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. Temporary defensive securities include:

•                Short-Term Taxable Securities. Each Fund may invest in bonds, the interest on which is subject to federal income tax and may be exempt from its state’s and, in the case of the New York Fund, New York City personal income tax.

•                Obligations of the U.S. Government and its agencies and instrumentalities.  U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury.  These securities include Treasury bills, notes and bonds.

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•                Commercial paper.  Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is issued in bearer form with maturities generally not exceeding nine months.  Commercial paper obligations may include variable amount master demand notes.

When-Issued Municipal Bonds.   Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment (“settlement”) normally taking place approximately one month after the purchase date.  However, the payment obligation and the interest rate to be received by a Fund are each fixed on the purchase date.  During the period between purchase and settlement, each Fund’s assets consisting of cash and/or high-grade marketable debt securities, marked to market daily, in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of value.  While we may sell when-issued securities prior to settlement, we intend to actually acquire such securities unless a sale appears desirable for investment reasons.

Yield Curve Options.   Each Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remain constant, or if the spread moves in a direction or to an extent which was not anticipated.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds.   Each Fund may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

As the buyer of these types of securities, a Fund will recognize a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund involved may not receive any return on its investment.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return.

Investments in these securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on the investment. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand.  Except as noted below, the Funds do not provide their portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.lordabbett.com or otherwise. The exceptions are as follows:

1.             The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Funds one day following each calendar

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period-end.  The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

2.             The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end; and

3.             The Funds may provide their portfolio holdings or related information under other circumstances subject to the authorization of the Funds’ officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or for similar purposes.  The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Funds’ Class B shares. The fees payable to SGC are based in part on the value of the Funds’ portfolio securities.  In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Funds) and may engage in certain hedging transactions based on the information.  However, SGC will not engage in transactions based solely on the Funds’ portfolio holdings. In addition, and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Funds’ policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds’ portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Funds that have investment objectives and requirements that may be substantially similar to the Funds’.  Such clients also may have portfolios consisting of holdings substantially similar to the Funds’ holdings.  Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement.  It is possible that any such client could trade ahead of or against the Funds based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett.  In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice.  To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients. Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients.  Attached as Appendix C is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

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3.

Management of the Funds

The Board of the Income Fund is responsible for the management of the business and affairs of the Income Fund in accordance with the laws of the State of Maryland; the Board of the Income Trust is responsible for the management of the business and affairs of the Income Trust in accordance with the laws of the State of Delaware.  Each Board appoints officers who are responsible for the day-to-day operations of the Income Fund and Income Trust and who execute policies authorized by the Boards.  As discussed in the Funds’ semiannual report to shareholders, the Board also approves an investment adviser to the Income Fund and Income Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Director/Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Income Fund’s and Income Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the investment adviser of the Income Fund and Income Trust.

Interested Directors/Trustees

The following Directors/Trustees are partners of Lord Abbett and are “interested persons” of the Income Fund and Income Trust as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund/Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989; Trustee since 1991 and Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director/Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990—2007).	N/A

Independent Directors/Trustees

The following independent or outside Directors/Trustees (“Independent Directors/Trustees”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund/Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director/Trustee since 1994

Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998—2000), Acting Chief Executive Officer of Courtroom Television Network (1997—1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991—1997).

Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

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Name, Address and Year of Birth	Current Position Length of Service with Fund/Trust	Principal Occupation During Past Five Years	Other Directorships

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director/Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush—O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director/Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. (since 1991) and Interstate Bakeries Corp. (since 1991).

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director/Trustee since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998-2000).

Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director/Trustee since 2000

Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002—2003), Chairman of Warburg Dillon Read, an investment bank (1999—2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997—1999), Chief Executive Officer of Dillon, Read & Co. (1994—1997).

Currently serves as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982 Trustee since 1991	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979—1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc (since 2004).

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Name, Address and Year of Birth	Current Position Length of Service with Fund/Trust	Principal Occupation During Past Five Years	Other Directorships

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director/Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Income Fund or Income Trust.  All of the officers of the Income Fund and Income Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund/Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990—2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006

Partner and Director, joined Lord Abbett in 2006, formerly a Vice President and Portfolio Manager at Nuveen Investments (1992—1999 and 2003—2006) prior thereto Principal and Portfolio Manager at Vanguard Group from (1999—2003).

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002—2003).

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Name and Year of Birth	Current Position with Fund/Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005—2006), and Stradley Ronon Stevens & Young, LLP (2000—2005).

Peter Scott Smith (1966)	Vice President	Elected in 2000	Portfolio Manager, joined Lord Abbett in 1992.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007

Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Senior Vice President and General Counsel (1999-2005), and Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc. (2005-2007).

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2007, formerly a Portfolio Manager at McDonnell Investment Management (2001—2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Committees

The standing committees of each Board of Directors/Trustees are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contract Committee.

Each Audit Committee is composed wholly of Directors/Trustees who are not “interested persons” of the Funds.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs, and Tullis.  The Audit Committee provides assistance to the Board of Directors/Trustees in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of each Fund’s independent registered public accounting firm and considering violations of the Funds’ Code of Ethics to determine what action should be taken.  The Audit Committee meets at least quarterly and during the past fiscal year met five times.

Each Proxy Committee is composed of at least two Directors/Trustees who are not “interested persons” of the Funds, and also may include one or more Directors/Trustees who are partners or employees of Lord Abbett.  The current members of the Proxy Committee are three Independent Directors/Trustees: Messrs. Bush and Neff and Ms. Hill.  The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.  During the past fiscal year, the Proxy Committee met twice.

Each Nominating and Governance Committee is composed of all the Directors/Trustees who are not “interested persons” of the Funds.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating

15

individuals to serve as Independent Directors/Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation.  During the past fiscal year, the Nominating and Governance Committee met four times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by a Fund’s shareholders to serve as an Independent Director/Trustee.  A shareholder who would like to recommend a candidate may write to the applicable Fund.

Each Contract Committee consists of all Directors/Trustees who are not “interested persons” of the Funds.  The Contract Committee conducts much of the factual inquiry undertaken by the Directors/Trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor.  The Contract Committee held two formal meetings during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

For simplicity, the “Compensation Disclosure” section uses the term “directors/trustees” to include Directors/Trustees of the Income Fund and Income Trust and the directors/trustees of all other Lord Abbett-sponsored funds.

The following table summarizes the compensation paid to each of the directors/trustees. The second and third columns of the following table set forth the compensation accrued by the Income Fund and Income Trust for the independent directors/trustees.  The fourth column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of each director/trustee.  No director/trustee of the funds associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

Name of Director/Trustee	For the Fiscal Year Ended September 30, 2008 Aggregate Compensation Accrued by the Income Fund (1)	For the Fiscal Year Ended September 30, 2008 Aggregate Compensation Accrued by the Income Trust (1)	For the Year Ended December 31, 2008 Total Compensation Paid by the Income Fund, Income Trust, and Twelve Other Lord Abbett-Sponsored Funds(2)

E. Thayer Bigelow	$7,402	$6,410	$256,000
William H.T. Bush	$6,802	$5,907	$229,000
Robert B. Calhoun, Jr.	$7,639	$6,692	$261,000
Julie A. Hill	$6,621	$5,772	$229,000
Franklin W. Hobbs	$6,985	$6,108	$239,000
Thomas J. Neff	$6,847	$6,004	$235,000
James L.L. Tullis	$6,966	$6,104	$239,000

(1)   Independent directors’/trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund.  A portion of the fees payable by a fund to its independent directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of the fund for later distribution to the directors/trustees.  In addition, $25,000 of each director’s/trustee’s retainer must be deferred and is deemed invested in shares of each fund and other Lord Abbett-sponsored funds under the equity-based plan.  Of the amounts shown in the second column, the total deferred amounts for the directors of the Income Fund are $760, $1,363, $7,639, $2,195, $6,985, $6,847 and $2,802, respectively. Of the amounts shown in the third column, the total deferred amounts for the trustees of the Income Trust are $677, $1,207, $6,692, $1,936, $6,108, $6,004 and $2,333, respectively.

(2)   The fourth column shows aggregate compensation, including the types of compensation described in the second and third columns, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2008, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each director/trustee in each Fund and other Lord Abbett-sponsored funds as of December 31, 2008.  The amounts shown include deferred compensation to the directors/trustees deemed invested in fund shares. The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

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Name of Fund	Robert S. Dow	E. Thayer Bigelow	William H.T. Bush	Robert B. Calhoun, Jr.

National	None	$1-$10,000	$1-$10,000	$1-$10,000
California	None	$1-$10,000	$1-$10,000	$1-$10,000
Connecticut	None	$1-$10,000	$1-$10,000	$1-$10,000
Hawaii	None	$1-$10,000	$1-$10,000	$1-$10,000
Missouri	None	$1-$10,000	$1-$10,000	$1-$10,000
New Jersey	Over $100,000	$1-$10,000	$1-$10,000	$1-$10,000
New York	Over $100,000	$1-$10,000	$1-$10,000	$1-$10,000
Intermediate	None	$1-$10,000	$1-$10,000	$1-$10,000
Georgia	None	$1-$10,000	$1-$10,000	$1-$10,000
Pennsylvania	None	$1-$10,000	$1-$10,000	$1-$10,000

Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds	Over $100,000	Over $100,000	Over $100,000	Over $100,000

Name of Fund	Daria L. Foster	Julie A. Hill	Franklin W. Hobbs	Thomas J. Neff	James L.L. Tullis

National	None	$1-$10,000	$10,001-$50,000	Over $100,000	$1-$10,000
California	None	$1-$10,000	$1-$10,000	$50,001-$100,00	$1-$10,000
Connecticut	None	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Hawaii	None	$1-$10,000	$10,001-$50,000	$10,001-$50,000	$1-$10,000
Missouri	None	$1-$10,000	$1-$10,000	$10,001-$50,000	$1-$10,000
New Jersey	None	$1-$10,000	$1-$10,000	$10,001-$50,000	$1-$10,000
New York	Over $100,000	$1-$10,000	$1-$10,000	$10,001-$50,000	$1-$10,000
Intermediate	None	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Georgia	None	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Pennsylvania	None	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000

Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Income Fund’s and Income Trust’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing (the “Advisory Group”).  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) transacting in a security that the person covers as an analyst or with respect to which the person has participated in a non-public investor meeting with company management within the six months preceding the requested transaction, (3) profiting on trades of the same security within 60 days, (4) trading on material and non-public information, and (5) engaging in market timing activities with respect to the Lord Abbett-sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on

17

the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Funds have delegated proxy voting responsibilities to the Funds’ investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight.  Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix D.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the twelve months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available on the SEC’s website at www.sec.gov.  The Funds also have made this information available, without charge, on Lord Abbett’s website at www.lordabbett.com.

4.

Control Persons and Principal Holders of Securities

Shareholders beneficially owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.  As of January 6, 2009, to the best of our knowledge, the following record holders held 25% or more of a Fund’s outstanding shares:

Edward Jones & Co.	Georgia Fund	57.27%
201 Progress Pkwy	Missouri Fund	63.49%
Maryland Hts, MO 63043-3009	National Fund	34.37%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Intermediate Tax Free	32.02%

As of January 6, 2009, to the best of our knowledge, the only persons or entities who owned of record or were known by the Funds to own beneficially 5% or more of the specified class of a Fund’s outstanding shares were as follows:

National Fund

Edward Jones & Co.	Class A:	37.88%
201 Progress Pkwy	Class B:	33.80%
Maryland Hts, MO 63043-3009	Class C:	5.77%

Citigroup Global Markets Inc.	Class A:	5.56%
333 West 34th Street — 3rd Floor	Class B:	5.59%
New York, NJ 10001-2402	Class C:	7.31%

MLPF&S	Class A:	7.84%
for the Sole Benefit of its Customers	Class B:	25.11%
4800 Deer Lake Dr. E. Fl. 3	Class C:	50.16%
Jacksonville, FL 32246-6484

Raymond James & Associates Inc. FBO Maurine T. Cox PO Box 2217 Midland, TX 79702-2217	Class F:	40.68%

Raymond James & Associates Inc. Norma Jean Crossland, Comm/Prop 5800 N County Road 1244 Midland, TX 79707-9709	Class F:	9.25%

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National Fund

Raymond James & Associates Inc. FBO Oliver C. Collins 335 1st St, Northville, MI 48167-1571	Class F:	5.18%

Raymond James & Associates Inc. FBO Beth Ann Benson TTEE Beth Ann Benson Grantor Retained Annuity Trust 504 W Dunlap St. Northville MI 48167-1409	Class F:	7.79%

California Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	16.74%

Citigroup Global Markets Inc.	Class A:	11.03%
333 West 34th Street — 3rd Floor	Class C:	11.22%
New York, NY 10001-2402

MLPF&S	Class A:	9.73%
for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class C:	32.82%

Morgan Stanley & Co.	Class A:	8.78%
Harborside Financial Center,	Class C:	5.70%
Plaza II 3rd Floor Jersey City, NJ 07311-3907

NFS FEBO Vermillion Family Trust U/A 3/22/99 6015 Cavitt Stallman Rd Granite Bay, CA 95746-7357	Class F:	20.76%

NFS FEBO Kyoko Edmonds 4859 Cushendall Way Antioch, CA 94531-9406	Class F:	9.94%

Raymond James & Associates Inc. NTF FBO David W. Carlson & Kathrine L. Carlson JTWROS 580 Carol Ln W Quincy CA 95971-9606	Class F:	17.92%

Raymond James & Associates Inc. NTF FBO Lucille Eldridge & Fred L Eldridge Marital Trust 708 W Citron St. Corona CA 92882-4276	Class F	45.22%

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Connecticut Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	9.85%

Citigroup Global Markets Inc. 333 West 34th Street — 3rd Floor New York, NY 10001-2402	Class A:	14.85%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A:	13.95%

Raymond James & Associates Inc. FBO Peter C. Howard 5 Gelston Rd. Sherman CT 06784-1329	Class F:	5.03%

Raymond James & Associates Inc. FBO Margaret Allman 66 Linden Ave. Branford CT 06405-5205	Class F:	6.64%

Raymond James & Associates Inc. FBO John Scovone & Jean Scovone JT/WROS 105 Cardinal Dr. Meriden CT 06450-7319	Class F:	14.75%

Raymond James & Associates Inc. FBO Barbara Volpe (House Funds) 37 Great Heron Ln Brookfield CT 06804-1839	Class F:	18.05%

Raymond James & Associates Inc. FBO Barbara Volpe 37 Great Heron Ln Brookfield CT 06804-1839	Class F:	7.08%

Raymond James & Associates Inc. FBO Jeffrey M. Mellick & Beatrice Mellick JT/WROS 25 Hanford Ln New Canaan CT 06840-4419	Class F:	7.94%

Raymond James & Associates Inc. FBO Betty A. Jones & Barbara R. Jones TTEE Howard Jones Estate Trust 21 Bernidale Dr. Westport, CT 06880-2744	Class F:	14.03%

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Connecticut Fund

Raymond James & Associates Inc. FBO Juan Andrade & Sandra H. Andrade JT/WROS 188 Northington Dr. Avon CT 06001-2354	Class F:	12.60%

Hawaii Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	12.20%

Citigroup Global Markets Inc. 333 West 34th Street — 3rd Floor New York, NY 10001-2402	Class A:	13.48%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A:	19.44%

Morgan Stanley & Co. Harborside Financial Center, Plaza II 3rd Floor Jersey City, NJ 07311-3907	Class A:	22.28%

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class F*:	99.91%

Missouri Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	63.52%

Raymond James & Associates Inc. FBO Devren Investments ltd DRB Trust I General Partner Dev A Banerjee & Renate Banerjee 547 Muirfield Dr. Saint Charles, MO 63304-0428	Class F:	34.31%

Raymond James & Associates Inc. FBO Ronald Lee Geary & Mary Lougene Scorza TTEE Roy D Geary Trust 6700 N Park Ave. Gladstone, MO 64118-3752	Class F:	43.14%

21

Missouri Fund

RBC Capital Markets Corp. FBO Ted G. McNea TTEE Beverly A Coker TST FBO Cody James Coker 80 25th St. W Billings, MT 59102-4662	Class F:	10.54%

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class F:	12.01%

New Jersey Fund

Citigroup Global Markets Inc. 333 West 34th Street — 3rd Floor New York, NY 10001-2402	Class A:	9.60%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A:	7.82%

Morgan Stanley & Co. Harborside Financial Center, Plaza II 3rd Floor Jersey City, NJ 07311-3907	Class A:	8.10%

NFS LLC FEBO David Levitsky Velda Levitsky 119 Muirfield Ct. Moorestown, NJ 08057-3954	Class F:	80.45%

Christina Seix Dow c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	8.33%

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class F:	19.53%

New York Fund

Citigroup Global Markets Inc.	Class A:	9.66%
333 West 34th Street — 3rd Floor	Class C:	21.25%
New York, NY 10001-2402

MLPF&S	Class A:	11.87%
for the Sole Benefit of its Customers	Class C:	42.32%
4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484

22

New York Fund

Morgan Stanley & Co. Harborside Financial Center, Plaza II 3rd Floor Jersey City, NJ 07311-3907	Class C:	6.03%

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class F*:	99.79%

Intermediate Fund

Edward Jones & Co.	Class A:	8.85%
201 Progress Pkwy	Class B:	13.21%
Maryland Hts, MO 63043-3009

Citigroup Global Markets Inc.	Class A:	13.53%
333 West 34th Street — 3rd Floor	Class C:	9.40%
New York, NY 10001-2402

MLPF&S	Class A:	29.56%
for the Sole Benefit of its Customers	Class B:	34.49%
4800 Deer Lake Dr. E. Fl. 3	Class C:	52.00%
Jacksonville, FL 32246-6484

Raymond James & Associates Inc. FBO Jane P. Dean TTEE U/A DTD Aug 9 2006 Jane P. Dean Trust 10 W Stanton Ave Brant Beach NJ 08008-3876	Class F:	5.60%

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class P*:	99.57%

Georgia Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	57.76%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A:	8.20%

Raymond James & Associates Inc. FBO Carol S. Gilbert 198 Mount Paran Rd. NW Atlanta, GA 30327-4971	Class F:	12.68%

23

Georgia Fund

Raymond James & Associates Inc. FBO Brian R. Giesel & Rebecca G. Geisel JT/WROS 2025 Drummond Pond Rd. Alpharetta GA 30004-3152	Class F:	78.74%

Pennsylvania Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	13.74%

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class F*:	99.90%

*    Class F shares commenced operations on 9/28/2007. As of January 6, 2009, Lord Abbett owns approximately 100% of the outstanding shares of Class F.  It is anticipated that over time this percentage will decrease.

As of January 6, 2009, the Funds’ officers and directors/trustees, as a group, owned 9.34% of Class A shares of the New Jersey Tax Free Fund’s outstanding shares.

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the prospectus, Lord Abbett is the Income Fund’s and the Income Trust’s investment adviser.  Lord Abbett is a privately held investment manager. The address of Lord Abbett is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreements between Lord Abbett and each of the Income Fund and the Income Trust, Lord Abbett is entitled to an annual management fee based on each Fund’s average daily net assets. The management fee is calculated daily and payable monthly.  For the National Fund, New York Fund, California Fund and Intermediate Fund, this fee is allocated among the classes based on the classes’ proportionate share of such average daily net assets.

The management fee for each Fund except the Intermediate Fund is calculated at the following annual rate:

0.45% on the first $1 billion of average daily net assets;

0.40% on the next $1 billion of average daily net assets; and

0.35% on average daily net assets over $2 billion.

The management fee for the Intermediate Fund is calculated at the following annual rate:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on average daily net assets over $5 billion.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Directors’/Trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

24

The other expenses reimbursed by Lord Abbett and not repaid for the past three fiscal years ended September 30 were as follows:

Fund	2008	2007	2006
National	$19,326	$518,443	$8
California	$14	$5,251	$5,472
Connecticut	$210,606	$323,230	$403,121
Hawaii	$160,083	$225,071	$197,886
Missouri	$66,108	$186,699	$610,328
New Jersey	$1,381	$82,642	$153,337
New York	$11,200	$381,748	$731,445
Intermediate	$620,067	$157,605	$160,806
Georgia	$161,349	$317,882	$502,691
Pennsylvania	$395	$116,500	$247,047

The management fees payable to, waived by and collected by Lord Abbett for the past three fiscal years ended September 30 were as follows:

	Year Ended September 30, 2008
FUND	Gross Management Fees	Management Fees Waived	Net Management Fees
National	$3,827,615	$—	$3,827,615
California	$744,550	$—	$744,550
Connecticut	$599,373	$—	$599,373
Hawaii	$512,512	$—	$512,512
Missouri	$720,513	$—	$720,513
New Jersey	$566,302	$—	$566,302
New York	$1,212,053	$—	$1,212,053
Intermediate	$485,589	$(485,589)	$—
Georgia	$585,530	$—	$585,530
Pennsylvania	$417,962	$—	$417,962

	Year Ended September 30, 2007
FUND	Gross Management Fees	Management Fees Waived	Net Management Fees
National	$2,616,611	$—	$2,616,611
California	$770,374	$—	$770,374
Connecticut	$520,749	$—	$520,749
Hawaii	$434,845	$—	$434,845
Missouri	$718,902	$—	$718,902
New Jersey	$587,303	$—	$587,303
New York	$1,162,206	$—	$1,162,206
Intermediate	$58,146	$(58,146)	$—
Georgia	$583,684	$—	$583,684
Pennsylvania	$425,904	$—	$425,904

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	Year Ended September 30, 2006
FUND	Gross Management Fees	Management Fees Waived	Net Management Fees
National	$2,556,940	$—	$2,556,940
California	$796,993	$—	$796,993
Connecticut	$415,276	$—	$415,276
Hawaii	$371,919	$—	$371,919
Missouri	$717,144	$—	$717,144
New Jersey	$599,958	$—	$599,958
New York	$1,082,386	$—	$1,082,386
Intermediate	$47,543	$(47,543)	$—
Georgia	$489,108	$—	$489,108
Pennsylvania	$427,724	$—	$427,724

Administrative Services

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund.  Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%. This fee is allocated among the classes of shares of each Fund based on average daily net assets.

The administrative service fees paid to Lord Abbett by each Fund for the past three fiscal years ended September 30 were as follows:

Fund	2008	2007	2006
National	$340,232	$232,588	$227,283
California	$66,182	$68,478	$70,844
Connecticut	$53,278	$46,289	$36,914
Hawaii	$45,557	$38,653	$33,060
Missouri	$64,046	$63,902	$63,746
New Jersey	$50,338	$52,205	$53,330
New York	$107,738	$103,307	$96,212
Intermediate	$48,559	$5,815	$4,754
Georgia	$52,047	$51,883	$43,476
Pennsylvania	$37,152	$37,858	$38,020

Portfolio Managers

As stated in the prospectus, each Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

Daniel S. Solender heads the investment management team of the Funds. Mr. Solender and Peter Scott Smith (a senior team member) are jointly and primarily responsible for the day-to-day management of the National Tax Free Fund, California Tax Free Fund, Hawaii Tax Free Fund and Missouri Tax Free Fund.  Mr. Solender and Daniel T. Vande Velde (a senior team member) are jointly and primarily responsible for the day-to-day management of the Connecticut Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Georgia Tax Free Trust, and Pennsylvania Tax Free Trust.  Messrs. Solender, Smith, and Vande Velde are jointly and primarily responsible for the day-to-day management of the Intermediate Tax Free Fund.

The following table indicates for each Fund as of September 30, 2008: (1) the number of other accounts managed by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying

26

variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

Other Accounts Managed (# and Total Assets+)*
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

National Tax Free Fund	Daniel S. Solender	10/$2,613.62	0 / $0.0	7,466/$5,384.04
	Peter Scott Smith	10/$2,613.62	0 / $0.0	0/$0.00

California Tax Free Fund	Daniel S. Solender	10/$3,290.9	0 / $0.0	7,466/$5,384.04
	Peter Scott Smith	10/$3,290.9	0 / $0.0	0/$0.00

Connecticut Tax Free Fund	Daniel S. Solender	10/$3,325.88	0 / $0.0	7,466/$5,384.04
	Daniel T. Vande Velde	5 /$962.31	0 / $0.0	0/$0.00

Hawaii Tax Free Fund	Daniel S. Solender	10/$3,339.39	0 / $0.0	7,466/$5,384.04
	Peter Scott Smith	10/$3,339.39	0 / $0.0	0/$0.00

Missouri Tax Free Fund	Daniel S. Solender	10/$3,305.03	0 / $0.0	7,466/$5,384.04
	Peter Scott Smith	10/$3,305.03	0 / $0.0	0/$0.00

New Jersey Tax Free Fund	Daniel S. Solender	10/$3,339.87	0 / $0.0	7,466/$5,384.04
	Daniel T. Vande Velde	5 /$976.30	0 / $0.0	0/$0.00

New York Tax Free Fund	Daniel S. Solender	10/$3,202.51	0 / $0.0	7,466/$5,384.04
	Daniel T. Vande Velde	5 /$838.94	0 / $0.0	0/$0.00

Intermediate Tax Free Fund	Daniel S. Solender	10/$3,070.57	0 / $0.0	7,466/$5,384.04
	Peter Scott Smith	10/$3,070.57	0 / $0.0	0/$0.00
	Daniel T. Vande Velde	5 /$707.00	0 / $0.0	0/$0.00

Georgia Tax Free Trust	Daniel S. Solender	10/3,330.38	0 / $0.0	7,466/$5,384.04
	Daniel T. Vande Velde	5 /$966.81	0 / $0.0	0/$0.00

Pennsylvania Tax Free Trust	Daniel S. Solender	10/3,367.75	0 / $0.0	7,466/$5,384.04
	Daniel T. Vande Velde	5 /$1,004.18	0 / $0.0	0/$0.00

+ Total assets are in millions.

* Included in the number of accounts and total assets are 0 accounts with respect to which the management fee is based on the performance of the account.

Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Funds and  the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies.  A portfolio manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of the Funds.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts

27

managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds.  Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

Compensation of Portfolio Managers

When used in this section, the term “fund” refers to the Funds, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager.  Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions.  The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors.  These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors.  In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer groups maintained by rating agencies, as well as the Fund’s peer group.  In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team.  Lord Abbett does not manage hedge funds.  In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Portfolio Managers

The following table indicates for each Fund the dollar range of shares beneficially owned by the portfolio managers who are jointly and primarily responsible for the day-to-day management of that Fund, as of September 30, 2008.  This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

National Tax Free	Daniel S. Solender	X
Fund	Peter Scott Smith	X

California Tax Free	Daniel S. Solender	X
Fund	Peter Scott Smith	X

Connecticut Tax Free	Daniel S. Solender	X
Fund	Daniel T. Vande Velde	X

Hawaii Tax Free	Daniel S. Solender	X
Fund	Peter Scott Smith	X

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Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

Missouri Tax Free	Daniel S. Solender	X
Fund	Peter Scott Smith	X

New Jersey Tax Free	Daniel S. Solender		X
Fund	Daniel T. Vande Velde		X

New York Tax Free	Daniel S. Solender	X
Fund	Daniel T. Vande Velde	X

Intermediate Tax Free	Daniel S. Solender	X
Fund	Peter Scott Smith	X
	Daniel T. Vande Velde	X

Georgia Tax Free	Daniel S. Solender	X
Trust	Daniel T. Vande Velde	X

Pennsylvania Tax	Daniel S. Solender	X
Free Trust	Daniel T. Vande Velde	X

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is each Fund’s custodian.  The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s net asset value.

Transfer Agent

DST Systems, Inc., 210 West. 10th St., Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Funds.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center New York, NY 10281, is the independent registered public accounting firm of the Funds and must be approved at least annually by the Funds’ Board to continue in such capacity.  Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds’ annual report to shareholders.

6.

Portfolio Transactions and Brokerage Allocations

Investment and Brokerage Discretion. Each Fund’s Management Agreement authorizes Lord Abbett to place orders for the purchase and sale of portfolio securities.  In doing so, Lord Abbett seeks to obtain “best execution” on all portfolio transactions.  This means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions, and taking into account the full range and quality of the broker-dealers’ services.  To the extent consistent with obtaining best execution, a Fund may pay a higher commission than some broker-dealers might charge on the same transaction.  Lord Abbett is not obligated to obtain  the lowest commission rate available for a portfolio transaction exclusive of price, service and qualitative considerations.

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Selection of Brokers and Dealers.  The policy on best execution governs the selection of broker-dealers and selection of the market and/or trading venue in which to execute the transaction.  Normally, traders who are employees of Lord Abbett make the selection of broker-dealers.  These traders are responsible for seeking best execution.  They also conduct trading for the accounts of other Lord Abbett investment management clients, including investment companies, institutions and individuals.  To the extent permitted by law, a Fund, if Lord Abbett considers it advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund or client without the intervention of any broker-dealer.

To the extent a Fund purchases or sells fixed-income securities, the Fund generally will deal directly with the issuer or through a primary market-maker acting as principal on a net basis.  When dealing with a broker-dealer serving as a primary market-maker, a Fund pays no brokerage commission but the price, which reflects the spread between the bid and ask prices of the security, usually includes undisclosed compensation and may involve the designation of selling concessions.  A Fund may also purchase fixed-income securities from underwriters at prices that include underwriting fees.

Evaluating the Reasonableness of Brokerage Commissions Paid.  Each Fund pays a commission rate that Lord Abbett believes is appropriate under the circumstances.  While Lord Abbett seeks to pay competitive commission rates, a Fund will not necessarily be paying the lowest possible commissions on particular trades if Lord Abbett believes that the Fund has obtained best execution and the commission rates paid by the Fund are reasonable in relation to the value of the services received.  Such services include, but are not limited to, showing the Fund trading opportunities, a willingness and ability to take principal positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, providing and/or facilitating Lord Abbett’s use of proprietary and third party research, confidential treatment, promptness and reliability.  Lord Abbett may view the value of these services in terms of either a particular transaction or multiple transactions on behalf of one or more accounts that it manages.

On a continuing basis, Lord Abbett seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of a Fund and its other clients.  In evaluating the reasonableness of commission rates, Lord Abbett may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) the value of any research products and services that may be made available to Lord Abbett based on its placement of transactions with the broker-dealer; and (h) rates paid by other institutional investors based on available public information.

Research Products and Services.  The federal securities laws permit an investment adviser, under certain circumstances, to cause the accounts it manages to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer.  For this purpose, brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody).

Brokerage and research services may be supplied to Lord Abbett by the executing broker-dealer or by a third party at the direction of the broker-dealer through which portfolio transaction orders are placed.  Research services may be provided by the executing broker-dealer to Lord Abbett in written form or through direct contact with individuals, including telephone contacts and meetings with securities analysts, economists, portfolio company management representatives and industry spokespersons and may include information on the economy, securities markets and other types of information that assist in the evaluation of investments.  Examples of research-oriented services for which Lord Abbett might pay with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

Lord Abbett does not attempt to allocate to any particular client account the relative costs or benefits of brokerage and research services received from a broker-dealer.  Rather, Lord Abbett believes that any brokerage and research services received from a broker-dealer are, in the aggregate, of assistance to Lord Abbett in fulfilling its overall responsibilities to its clients.  Accordingly, Lord Abbett may use brokerage and research services received from broker-dealers in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Funds.

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Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts.

Lord Abbett believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.  Receipt of independent investment research allows Lord Abbett to supplement its own internal research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms.  Lord Abbett subjects all outside research material and information received to its own internal analysis before incorporating such content into its investment process.  As a practical matter, Lord Abbett considers independent investment research services to be supplemental to its own research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce its own research efforts.  Any investment advisory or other fees paid by a Fund to Lord Abbett are not reduced as a result of Lord Abbett’s receipt of research services.  It is unlikely that Lord Abbett would attempt to generate all of the information presently provided by broker-dealers and third party research services in part because there would no longer be an independent, supplemental viewpoint.  Also the expenses of Lord Abbett would be increased substantially if it attempted to generate such additional information through its own staff or if it paid for these products or services itself.  To the extent that research services of value are provided by or through such broker-dealers, Lord Abbett will not have to pay for such services itself.  These circumstances give rise to potential conflicts of interest, which Lord Abbett manages by following internal procedures designed to ensure that the value, type and quality of any products or services it receives from broker-dealers are permissible under the federal securities laws, including relevant regulatory interpretations thereof.

Certain of the brokerage and research services Lord Abbett receives are proprietary to the broker-dealer supplying them and provided in connection with a particular transaction or furnished by broker-dealers on their own initiative and may not have an explicit cost associated with such product or service.  In addition, Lord Abbett may purchase proprietary broker-dealer research or third party research with its own resources.

Mixed-Use Products and Services.  In some cases, Lord Abbett may receive a product or service from a broker-dealer that has both a “research” and a “non-research” use.  When this occurs, Lord Abbett makes a good faith allocation between the research and non-research uses of the product or service.  The percentage of the product or service Lord Abbett uses for research purposes may be paid for with client commissions, while Lord Abbett will use its own funds to pay for the percentage of the product or service that it uses for non-research purposes.  In making this good faith allocation, Lord Abbett faces a potential conflict of interest, but Lord Abbett believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such products or services to their research and non-research uses.

Allocation of Brokerage Commissions.  Lord Abbett periodically assesses the contributions of the equity brokerage and research services provided by broker-dealers and creates a ranking of broker-dealers reflecting these assessments.  Portfolio managers and research analysts each evaluate the services they receive from broker-dealers and make judgments as to the value and quality of such services.  These assessments may affect the extent to which Lord Abbett trades with a broker-dealer, although the actual amount of transactions placed with a particular broker-dealer may not directly reflect its ranking in the voting process.  Lord Abbett periodically monitors the allocation of equity trading among broker-dealers.

Lord Abbett may select broker-dealers that provide brokerage and research products and services in order to ensure the continued receipt of such products and services which Lord Abbett believes are useful in its investment decision-making process.  Further, Lord Abbett may have an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable arrangements for Lord Abbett to receive research or other services.  In order to manage these conflicts of interest, Lord Abbett has adopted internal procedures that are designed to ensure that its primary objective in the selection of a broker-dealer is to seek best execution for the portfolio transaction.

Lord Abbett’s arrangements for research or brokerage services do not involve any commitment by Lord Abbett or a Fund regarding the allocation of brokerage business to or among any particular broker-dealer.  Rather, Lord Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio securities.  Each Fund is prohibited from compensating a broker-dealer for promoting or selling Fund shares by directing the Fund’s portfolio transactions to the broker-dealer or directing any other remuneration to the broker-dealer, including commissions, mark-ups, mark downs or other fees, resulting from the Fund’s portfolio transactions executed by a different broker-dealer. Each Fund is permitted to effect portfolio transactions through broker-dealers that also sell shares of the Lord Abbett funds, provided that Lord Abbett does not consider sales of shares of the Lord Abbett funds as a factor in the selection of broker-dealers to execute portfolio transactions. Thus, whether a particular broker-dealer sells shares of the Lord Abbett funds is not a factor considered

31

by Lord Abbett when selecting broker-dealers for portfolio transactions and any such sales neither qualifies nor disqualifies the broker-dealer from executing portfolio transactions for a Fund.

Lord Abbett normally seeks to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including a Fund, to facilitate “best execution” and to reduce other transaction costs, if relevant.  All accounts included in a batched transaction through a broker-dealer that provides Lord Abbett with research or other services pay the same commission rate, regardless of whether one or more accounts has prohibited Lord Abbett from receiving any credit toward such services from its commissions.  Each account that participates in a particular batched order, including a Fund, will do so at the average share price for all transactions related to that order.

Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata).  Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account.  In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.  Lord Abbett also may not use a pro-rata allocation approach when making initial investments for newly established accounts for the purpose of seeking to fully invest such accounts as promptly as possible.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker-dealer for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap” or “SMA programs”).  In addition, some broker-dealers who have negotiated an arrangement with Lord Abbett for the provision of brokerage and research services may offer a lower commission rate for client accounts not participating in such arrangement (“non-participating accounts”).  It is Lord Abbett’s policy, however, to seek to include non-participating accounts in batched trades, as Lord Abbett believes these non-participating accounts would receive overall better execution notwithstanding the fact that the non-participating account may be able to pay a lower commission rate if it were not included in the batched trade.

When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  When transactions for all accounts using a particular investment strategy are communicated to the trading desk at or about the same time, Lord Abbett generally will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for SMA programs, by program, and finally for directed accounts.  However, Lord Abbett may determine in its sole discretion to place transactions for one group of accounts (e.g., directed accounts or SMA programs) before or after the remaining accounts based on a variety of factors, including size of overall trade, the broker-dealer’s commitment of capital, liquidity or other conditions of the market and confidentiality.  In some cases, however, Lord Abbett’s batching, allocation and rotation procedures may have an adverse effect on the size of the position purchased for or sold by a particular account or the price paid or received by certain accounts.  Lord Abbett’s trading practices are intended to avoid systematically favoring one product or group of accounts over another and to provide fair and equitable treatment over time for all products and clients.

Total Brokerage Commissions Paid to Independent Broker-Dealers

Each Fund paid total brokerage commissions on transactions of securities to independent broker-dealer firms as follows for the past three fiscal years ended September 30:

Fund	2008	2007	2006
National Tax Free Fund	$51,058	$6,604	$5,579
California Tax Free Fund	$4,400	$1,738	$1,258
Connecticut Tax Free Fund	$0	$1,366	$1,131
Hawaii Tax Free Fund	$0	$913	$860
Missouri Tax Free Fund	$0	$2,209	$1,943
New Jersey Tax Free Fund	$0	$1,289	$1,450
New York Tax Free Fund	$0	$2,538	$1,805
Intermediate Tax Free Fund	$0	$0	$0
Georgia Tax Free Trust	$0	$1,588	$1,577
Pennsylvania Tax Free Trust	$0	$892	$1,004

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Lord Abbett purchased third party research services with its own resources during the fiscal years ended September 30, 2008, 2007 and 2006.

7.

Classes of Shares

Each Fund offers investors different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.  Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter, unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund.  However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter, and the election of directors/trustees from the separate voting requirements.

Each Fund does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Income Trust’s Declaration and Agreement of Trust (“Declaration”), shareholder meetings may be called (i)  at any time by certain officers of the Income Trust or by a majority of the Trustees for the purpose of taking action upon any matter requiring the vote or authority of a Fund’s shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of the Fund’s outstanding shares and entitled to vote at the meeting. The Income Fund’s By-Laws provide that the Income Fund shall not hold an annual meeting of its shareholders in any year unless the election of directors is required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Income Fund outstanding and entitled to vote at the meeting. A special meeting may be held if called by the Chairman of the Board, by a majority of the Board of Directors, or by shareholders holding at least one quarter of the stock of the Income Fund outstanding and entitled to vote at the meeting.

Shareholder Liability.  Delaware law provides that the Income Trust’s shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations.  The courts of some states, however, may decline to apply Delaware law on this point.  The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Income Trust and requires that a disclaimer be given in each contract entered into or executed by the Income Trust.  The Declaration provides for indemnification out of the Income Trust’s property of any shareholder or former shareholder held personally liable for the obligations of the Income Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Income Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Income Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Income Trust’s registration statement.  In addition, the Trustees may, without shareholder vote, cause the Income Trust to be incorporated under Delaware law or organize another entity in which the Income Trust will have an interest to take over some or all of the Trust’s property or carry on the Trust’s business.

Derivative actions on behalf of the Income Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Income Trust and if the shareholders have requested that the Trustees take such action and the Trustees failed or refused to do so for a period of 60 days.

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Class A Shares.  If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million (or $500,000 in the case of  the Intermediate Fund) or on investments that do not qualify under the other categories listed under “Net Asset Value Purchases of Class A Shares.” If you purchase Class A shares as part of an investment of at least $1 million (or $500,000 in the case of  the Intermediate Fund) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares before the first day of the month in which the one-year anniversary of your purchase falls, you may pay a contingent deferred sales charge (“CDSC”) of 1%.  Class A shares are subject to service and distribution fees at an annual rate of 0.20% of the average daily net asset value of the Class A shares.  Other potential fees and expenses related to Class A shares are described in the Funds’ prospectus and below.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor. That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class B shares. Other potential fees and expenses related to Class B shares are described in the Funds’ prospectus and below.

Conversions of Class B Shares.  The conversion of Class B shares after approximately the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law.  If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a CDSC of 1% to Lord Abbett Distributor. Class C shares are subject to service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate. Other potential fees and expenses related to Class C shares are described in the Funds’ prospectus and below.

Class F Shares.  If you buy Class F shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC.  Class F shares are subject to service and distribution fees at an annual rate of 0.10% of the average daily net assets of the Class F shares.  Class F shares generally are available to investors participating in Fee-Based Programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to certain investors that are clients of certain registered investment advisers that have an agreement with Lord Abbett Distributor, if it so deems appropriate.  Other potential fees and expenses related to Class F shares are described in the Funds’ prospectus and below.

Class P Shares.  If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC.  Class P shares are subject to service and distribution fees at an annual rate of 0.45% of the average daily net asset value of the Class P shares.  Class P shares are offered only on a limited basis through certain Financial Intermediaries and Retirement and Benefit Plans.  As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs, except as described in the sections “Retirement and Benefit Plan Investors” and “Fee-Based Program Investors” in the Funds’ prospectus.

Rule 12b-1 Plan

Class A, B, C, F and P.  The Funds have adopted an Amended and Restated Joint Distribution Plan pursuant to Rule 12b-1 under the Act for all of the Funds’ share classes offered in this SAI (the “Plan”). The principal features of the Plan are described in the prospectus; however, this SAI contains additional information that may be of interest to investors.  The Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs for using reasonable efforts to secure purchasers of Fund shares.  These efforts may include, but neither are required to include nor are limited to, the following: (a) making payments to Authorized Institutions in connection with sales of shares and/or servicing of accounts of shareholders holding shares; (b) providing continuing information and investment services to shareholder accounts not serviced by Authorized Institutions receiving a

34

service fee from the Distributor hereunder and otherwise to encourage shareholder accounts to remain invested in the shares; and (c) otherwise rendering service to the Funds, including paying and financing the payment of sales commissions, service fees and other costs of distributing and selling shares.  In adopting the Plan and in approving its continuance, the Boards have concluded that there is a reasonable likelihood that the Plan will benefit each respective class and its shareholders.  The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case.  The Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Funds.  These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities.  Lord Abbett Distributor also uses amounts received under the Plan as described in the prospectus for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Funds.

The Plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and Class B, Class C, and Class F shares, 1.00%; however, the Board has approved payments of 0.20% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares, 0.10% for Class F shares, and 0.45% for Class P shares. The Fund may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, the Funds will not require payment of any otherwise applicable CDSC.

The amounts paid by each Fund to Lord Abbett Distributor pursuant to the Plan for the fiscal year ended September 30, 2008 were as follows:

Fund	Class A	Class B	Class C	Class F	Class P

National Fund	$1,510,922	$214,644	$601,263	$625	N/A

California Fund	$297,655	N/A	$134,997	$65	N/A

Connecticut Fund	$266,192	N/A	N/A	$92	N/A

Hawaii Fund	$227,755	N/A	N/A	$11	N/A

Missouri Fund	$320,172	N/A	N/A	$22	N/A

New Jersey Fund	$251,643	N/A	N/A	$18	N/A

New York Fund	$476,219	N/A	$261,133	$4	N/A

Intermediate Fund	$203,919	$12,270	$148,811	$297	$51

Georgia Fund	$260,128	N/A	N/A	$48	N/A

Pennsylvania Fund	$185,741	N/A	N/A	$3	N/A

Lord Abbett Distributor forwarded such amounts as payments to dealers and other agents under the Plan.

The Plan requires the Boards to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan for each class, the purposes for which such expenditures were made, and any other information the Boards reasonably request to enable them to make an informed determination of whether the Plan should be continued. The Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of the Income Fund or Income Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Outside Directors/Trustees”), cast in person at a meeting called for the purpose of voting on the Plan.  The Plan may not be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder for each class without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Directors/Trustees, including a majority of the Outside Directors/Trustees.  As long as the Plan is in effect, the selection or nomination of Outside Directors/Trustees is committed to the discretion of the Outside Directors/Trustees.

One Director/Trustee, Thomas J. Neff, may be deemed to have an indirect financial interest in the operation of the Plan.  Mr. Neff, an Independent Director/Trustee of the Funds, also is a director of Hewitt Associates, Inc. and owns less than 0.02% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting

35

firm with approximately $3.2 billion in revenue in fiscal 2008.  Hewitt Financial Services LLC, a subsidiary of Hewitt Associates, Inc., may receive payments from the Plan of the Funds and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2008, Hewitt Financial Services LLC received 12b-1 payments totaling approximately $593,494 from all of the Lord Abbett-sponsored funds in the aggregate.

Payments made pursuant to the Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority, Inc. The Plan terminates automatically if it is assigned.  In addition, the Plan may be terminated with respect to a class at any time by vote of a majority of the Outside Directors/Trustees or by vote of a majority of the outstanding voting securities of the applicable class.

CDSC.  A CDSC applies upon early redemption of shares for certain classes, and (i) will be assessed on the lesser of the net asset value of the shares at the time of the redemption or the net asset value when the shares were originally purchased, and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares.  In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account.  In the case of Class B and C shares, this increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.

Class A Shares.  As stated in the prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a one-time distribution fee of up to 1% has been paid if such shares are redeemed out of the Lord Abbett-sponsored fund before the first day of the month in which the one-year anniversary of the purchase falls.

Class B Shares (National and Intermediate Funds only).  As stated in the prospectus, subject to certain exceptions, if Class B shares of the National or Intermediate Fund (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds.  The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related services to each Fund in connection with the sale of Class B shares.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, each Fund redeems Class B shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on Which the Purchase Order was Accepted	CDSC on Redemptions (As % of Amount Subject to Charge)
Before the 1st	5.0%
On the 1st, before the 2nd	4.0%
On the 2nd, before the 3rd	3.0%
On the 3rd, before the 4th	3.0%
On the 4th, before the 5th	2.0%
On the 5th, before the 6th	1.0%
On or after the 6th anniversary	None

In the table, an “anniversary” is the same calendar day in each respective year after the date of purchase.  All purchases are considered to have been made on the business day on which the purchase order was accepted.

Class C Shares (National Fund, New York Fund, California Fund, and Intermediate Fund only).  As stated in the prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

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General.  The percentage (1% in the case of Class A and C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, B, and C shares is sometimes hereinafter referred to as the “Applicable Percentage.”

There is no CDSC charged on Class F and P shares; however, Financial Intermediaries may charge additional fees or commissions other than those disclosed in the prospectus and SAI, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion here or in the prospectus.  You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Funds, as well as about fees and/or commissions it charges.

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions including required minimum distributions from an IRA. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse all or a portion of the amount paid by Lord Abbett Distributor, if the shares are redeemed before a Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B and C shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the Class B or C distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously (a) until the first day of the month in which the one-year anniversary of the original purchase falls (in the case of Class A shares); (b) for six years or more (in the case of Class B shares); and (c) for one year or more (in the case of Class C shares).  In determining whether a CDSC is payable, (i) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (ii) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Which Class of Shares Should You Choose?  Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial adviser.  A Fund’s class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time.  The most important factors are how much you plan to invest and how long you plan to hold your investment.  If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund.  We used the sales charge rates that generally apply to Class A, B, and C, and considered the effect of the higher distribution fees on Class B and C expenses (which will affect your investment return).  Of course, the actual performance of your investment cannot be predicted and will vary based on that Fund’s actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase.  The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor’s financial considerations are different.  The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.  If you are considering an investment through a Fee-Based Program (available through certain Financial Intermediaries as Class A, F, or P share investments), you should discuss with your Financial Intermediary which class of shares is available to you and makes the most sense as an appropriate investment.   Please see “Fee-Based Program Investors” in the Fund’s prospectus.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or C

37

shares for which no initial sales charge is paid.  Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

Investing for the Short Term.  If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $50,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $50,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become.  This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

Investing for the Longer Term.   If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $50,000.  If you plan to invest more than $50,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under each Fund’s Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences in Account Features That Matter to You?  Some account features may be available in whole or in part to Class A, B, and C shareholders, but not to Class F or P shareholders.  Other features (such as Systematic Withdrawal Plans) might not be advisable for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year).   See “Systematic Withdrawal Plan” under “Automatic Services for Fund Investors” in the prospectus for more information about the 12% annual waiver of the CDSC for Class B and C shares. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and C shares are subject.

How Do Payments Affect My Broker?  A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class.  As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares.  It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares.  The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for a Fund and Class C shareholders.  See “Financial Intermediary Compensation” in the Funds’ prospectus.

What About Shares Offered Through Fee-Based Programs?  The Fund may be offered as an investment option in Fee-Based Programs.  Financial Intermediaries may provide some of the shareholder servicing and account maintenance services with respect to these accounts and their participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for third parties to provide other investment or administrative services.  Fee-Based Program participants generally pay an overall fee that among other things covers the cost of these services.  These fees and expenses are in addition to those paid by the Fund, and could reduce your ultimate investment return in Fund shares.  For questions about such accounts, contact your sponsor or other appropriate organization.

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8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the prospectus under “Other Information for Fund  Investors – Pricing of Fund Shares.”

The Boards have adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the prospectus under “Other Information for Fund Investors – Excessive Trading and Market Timing” for more information.

Under normal circumstances we calculate each Fund’s net asset value as of the close of the New York Stock Exchange LLC (“NYSE”)  on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE.  Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the OTC market if, that market more accurately reflects the market value of the bonds.  Unlisted equity securities are valued at the last transaction price, or,  if there were no transactions that day, at the mean between the last bid and asked prices.  OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices.  Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the prospectus.

Information on Purchasing, Exchanging or Redeeming Shares through Fee Based Programs is provided in the prospectus. Please consult your Financial Intermediary for more information about how to make transactions through these programs.

Net Asset Value Purchases of Class A Shares.  Our Class A shares may be purchased at net asset value under the following circumstances:

(a)	purchases of $1 million ($500,000 in the case of Intermediate Fund) or more;

(b)	purchases made with dividends and distributions on Class A shares of another Eligible Fund;

(c)	purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares;

(d)	purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

(e)

purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees in connection with Fee-Based Programs provided that the Financial Intermediaries or their trading agents have entered into special arrangements with a Fund and/or Lord Abbett Distributor specifically for such purchases;

(f)

purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

(g)

purchases by each Lord Abbett-sponsored fund’s directors or trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers); or

(h)

purchases through a broker-dealer for investors that are concurrently selling their holdings in Class B or C shares of a Fund and buying Class A shares of the Fund provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

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Class A shares also may be purchased at net asset value (i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, (ii) in connection with a merger, acquisition or other reorganization, (iii) by employees of our shareholder servicing agent, or (iv) by the trustees or custodians under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Funds have a business relationship.

Exchanges.   To the extent offers and sales may be made in your state, you may exchange some or all of your shares of any class of a Fund for: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level); (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“GSMMF”); or (iii) any authorized institution’s affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an “authorized money market fund” or “AMMF.”  The exchange privilege will not be available with respect to any fund, the shares of which at the time are not available to new investors of the type requesting the exchange. Shareholders in other Lord Abbett-sponsored mutual funds and AMMFs generally have the same right to exchange their shares for the corresponding class of a Fund’s shares.

In addition, shareholders who own any class of shares of an Eligible Fund may exchange such shares for a different class of shares of the same Eligible Fund without any sales charge (or contingent deferred sales charge), provided that (i) such shares are not subject to a contingent deferred sales charge and (ii) such exchange is necessary to facilitate the shareholder’s participation in a Fee-Based Program sponsored by the Financial Intermediary that is the broker of record on the shareholder’s account that holds the shares to be relinquished as part of the exchange transaction.  Likewise, shareholders who participate in a Fee-Based Program sponsored by a Financial Intermediary and own (directly or beneficially) Class A shares that were purchased with or without a sales charge, Class F shares, or Class P shares may exchange such shares acquired through the shareholder’s participation in such Fee-Based Program for Class A shares of the same Eligible Fund without incurring a sales charge (or a contingent deferred sales charge), provided that (i) such shares are not subject to a contingent deferred sales charge and (ii) the Financial Intermediary sponsoring the Fee-Based Program is the broker of record on the shareholder’s account that will hold the Class A shares of the Eligible Fund received as a result of the exchange.

The prospectus briefly describes the telephone and online exchange privileges.  Shareholders have the exchange privilege unless they refuse it in writing.  You or your investment professional, with proper identification, can instruct a Fund to exchange by telephone.  If you have direct account access privileges, you may instruct a Fund to exchange your shares by submitting a request online.

The Funds are designed for long-term investors and are not designed to serve as vehicles for frequent trading in response to short-term swings in the market.  Each Fund reserves the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders.  In addition, a Fund may revoke or modify the privilege for all shareholders upon 60 days’ written notice.

You should read the prospectus of the other fund before exchanging.  In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

An exchange transaction is based on the relative net asset value of the shares being exchanged.  The net asset value, which normally is calculated each business day at the close of regular trading on the NYSE, (typically 4:00 p.m. Eastern time each business day), will be determined after a Fund or its authorized agent receives your exchange order in proper form.  Exchanges of Fund shares for shares of another fund generally will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax.  In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange.  The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

No sales charges are imposed on exchanges, except in the case of exchanges out of GSMMF or AMMF.  Exchanges of GSMMF or AMMF shares for shares of any Lord Abbett-sponsored fund (not including shares described under “Div-Move” below) are subject to a sales charge in accordance with the prospectus of that fund unless a sales charge (front-end, back-end or level) was paid on the initial investment in shares of a Lord Abbett-sponsored fund and those shares subsequently were

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exchanged for shares of GSMMF or AMMF that are currently being exchanged.  No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds or between such funds and AMMF.  Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the applicable CDSC will be charged.  Thus, if shares of a Lord Abbett-sponsored fund are tendered in exchange (“Exchanged Shares”) for shares of the same class of another fund and the Exchanged Shares are subject to a CDSC, the CDSC will carry over to the shares being acquired (including shares of GSMMF and AMMF) (“Acquired Shares”).  Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares.  Acquired Shares held in GSMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF.  Acquired Shares held in AMMF will not be credited with the time such shares are held in AMMF.  Therefore, if Acquired Shares held in AMMF were subject to a CDSC at the time of exchange into AMMF, the CDSC Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

Letter of Intention.  Under the terms of the Letter of Intention as described in the prospectus, Purchasers (as defined in the prospectus) may qualify for a reduced sales charge immediately by signing a Letter of Intention stating the Purchaser’s intention to invest over the next 13 months a specified amount in Class A, B, C, and P shares of any Eligible Fund, which, if made at one time, would qualify for a reduced sales charge.  The 13-month period begins on the day a Fund receives the Letter of Intention.  The Purchaser must instruct the Fund upon making subsequent purchases that such purchases are subject to a Letter of Intention.  Such Class A, B, C, and P shares currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares.  Class F shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.  Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed.  The Letter of Intention is neither a binding obligation on you to buy, nor on a Fund to sell, the full amount indicated.

Rights of Accumulation.  As stated in the prospectus, Purchasers (as defined in the prospectus) may aggregate their investments in Class A, B, C, and P shares of any Eligible Fund so that a current investment, plus the Purchaser’s holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares. Class F shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order.  The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the prospectus for expedited redemption procedures.

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits. Redemptions, even when followed by repurchases, are taxable transactions for shareholders that are subject to U.S. federal income tax.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move.  Under the Div-Move service described in the prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund.  The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21.  You should read the prospectus of the other fund before investing.

Invest-A-Matic.  The Invest-A-Matic method of investing in the Funds and/or any other Eligible Fund is described in the prospectus.  To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

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Systematic Withdrawal Plan.  The Systematic Withdrawal Plan (“SWP”) also is described in the prospectus.  You may establish an SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or C shares and $25,000 in the case of Class B shares.  With respect to Class B and C shares, the CDSC will be waived on redemptions of up to 12% per year of the current value of your account at the time the SWP is established.  For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption.  Therefore, please contact the Funds for assistance in minimizing the CDSC in this situation.  With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase.  The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals.  Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment.  Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000.  The SWP may be terminated by you or by us at any time by written notice.

Purchases through Financial Intermediaries.  The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds or Lord Abbett Distributor.  A Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in the Funds’  prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments. As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

A.G. Edwards & Sons, Inc.	LPL Financial
AIG SunAmerica Life Assurance Company	Mass Mutual Life Investors Services, Inc.
Allstate Life Insurance Company	Merrill Lynch Life Insurance Company
Allstate Life Insurance Company of New York	Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or
B.C. Ziegler and Company	certain of its affiliates)
Bank of America	MetLife Securities, Inc.
Bodell Overcash Anderson & Co., Inc.	Morgan Stanley DW, Inc
Cadaret, Grant & Co., Inc.	Nationwide Investment Services Corporation
Citigroup Global Markets, Inc.	PHL Variable Insurance Company
Commonwealth Financial Network	Phoenix Life and Annuity Company
Edward D. Jones & Co., L.P.	Phoenix Life Insurance Company
Family Investors Company	Protective Life Insurance Company
Fidelity Brokerage Services, LLC	RBC Dain Rauscher
First SunAmerica Life Insurance Company	RBC Insurance d/b/a Liberty Life Insurance
First Allied Securities, Inc.	Raymond James & Associates, Inc.
Genworth Life & Annuity Insurance Company	Raymond James Financial Services, Inc.
Hartford Life and Annuity Insurance Company	Sun Life Assurance Company of Canada
Hartford Life Insurance Company	Sun Life Insurance and Annuity Company of New York
James I. Black & Co.	UBS Financial Services Inc.
Janney Montgomery Scott	Wachovia Securities, LLC
Lincoln Life & Annuity Company of New York	Woodbury Financial Services, Inc.
Lincoln National Life Insurance Company

42

For more specific information about any revenue sharing payments made to Dealers, investors should contact their investment professional. See “Financial Intermediary Compensation” in the Funds’ prospectus for further information.

Thomas J. Neff, an Independent Director/Trustee of the Funds, is a director of Hewitt Associates, Inc. and owns less than 0.02% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $3.2 billion in revenue in fiscal 2008.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from a Fund and/or other Lord Abbett-sponsored funds.  In the twelve months ended October 31, 2008, Hewitt Associates LLC received recordkeeping payments totaling approximately $452,090 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of each Fund’s shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Funds

Each Fund has elected, qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).  Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service.  If a Fund qualifies for the special tax treatment afforded to a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year a Fund does not so qualify, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming the Fund does qualify for such favorable tax treatment, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Assuming that each Fund qualifies for the special tax treatment afforded to a regulated investment company, if at the close of each quarter of a taxable year of the Fund at least 50% of the value of the Fund’s total assets consists of certain obligations the interest on which is excludible from gross income under Section 103(a) of the Code, the Fund will qualify to pay “exempt-interest” dividends to its shareholders. Those dividends constitute the portion of aggregate dividends (excluding capital gains) as designated by each Fund, equal to the excess of the Fund’s excludible interest over certain amounts disallowed as deductions.  Exempt-interest dividends paid by each Fund are generally exempt from regular federal income tax; however, the amount of such dividends must be reported on the recipient’s federal income tax return.

Each Fund may invest up to 20% of its net assets in certain “private activity bonds” that generate interest that constitute items of tax preference that are subject to the U.S. federal alternative minimum tax for individuals or entities that are subject to such tax.  In addition, all exempt-interest dividends may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax.

All dividends, other than exempt-interest dividends, are taxable whether a shareholder takes them in cash or reinvests them in additional shares of a Fund.  Each Fund may invest a portion of its portfolio in short-term taxable obligations and may engage in transactions generating gains or income which is not tax exempt, such as selling or lending portfolio securities, purchasing non-municipal securities, acquiring debt obligations at a market discount, or entering into options and futures transactions. Dividends paid by a Fund from such taxable net investment income or net realized short-term capital gains are taxable to you as ordinary income.  Since none of the Funds’ income is derived primarily from sources that pay “qualified dividend income”, distributions from each Fund’s taxable net investment income generally will not qualify for taxation at the reduced tax rates available to individuals on qualified dividend income.  In addition, the Funds generally do not expect that any of the Fund’s dividends will qualify for any dividend-received deduction that might otherwise be available to corporate shareholders.

Distributions paid by a Fund from its net realized long-term capital gains that are designated by the Fund as “capital gain dividends” are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares.  The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (0% for certain

43

taxpayers in the 10% or 15% income tax brackets) for capital assets held for more than one year.  You should also be aware that the benefits of the long-term capital gains rates may be reduced if you are subject to the alternative minimum tax.  Under current law, the reduced federal income tax rates on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.  Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

A Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of up to eight years to offset the Fund’s capital gains in those years.  To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as capital gain dividends.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gain from the sale of the shares.

Ordinarily, you are required to take distributions by each Fund into account in the year in which they are made. However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Redemptions and exchanges of Fund shares for shares of another fund generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares will be disallowed to the extent of the amount of any exempt-interest dividends received.  Additionally, if your holding period is six months or less, any capital loss realized from the sale, exchange, or redemption of such shares, to the extent not previously disallowed, must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

Losses on the sale of Fund shares may be disallowed to the extent that within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire other shares in the same Fund (including pursuant to reinvestment of dividends and/or capital gain distributions).  In addition, if shares in a Fund that have been held for less than 91 days are redeemed and the proceeds are reinvested in shares of the same Fund or another fund pursuant to the Reinvestment Privilege, or if shares in a Fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of any sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent that a sales charge that would otherwise apply to the shares received is reduced.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund may not be deductible, in whole or in part, for federal purposes.  Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of acquiring or carrying shares of a Fund even though the borrowed funds may not be directly traceable to the purchase of shares.

Fund shares may not be an appropriate investment for “substantial users” of facilities financed by industrial development bonds, or persons related to such “substantial users.”  Such persons should consult their tax advisers before investing in Fund shares.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Futures contracts entered into by a Fund on certain securities, may cause the Fund to recognize gains or losses from marking-to-market even though such futures contracts may not have been performed or closed out.  The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by the Fund as long-term or short-term.  Additionally, the Fund may be required to recognize gain if a futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by the Fund under Section 1259 of the Code.

44

Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements for the Fund’s tax status even though the Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash.  Losses on certain futures contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund’s risk of loss is substantially diminished by one or more futures contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term.  Certain tax elections may be available that would enable the Fund to ameliorate some adverse effects of the tax rules described in this paragraph.  The tax rules applicable to futures contracts and straddles may affect the amount, timing and character of the Fund’s income and gains or losses and hence of its distributions to you.

The National Fund may invest up to 35%, and each of the other Funds up to 20%, of its net assets in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by each Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, each Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.  A shareholder who fails to make the required disclosure may be subject to substantial penalties.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments and exchanges (“backup withholding”). Generally, you will be subject to backup withholding if a Fund does not have your Social Security number or other certified taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.  When establishing an account, you must certify under penalties of perjury that your Social Security number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity.  Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from a Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for taxable years of the Fund commencing prior to January 1, 2010,  if the Fund chooses to make a specific designation relating to such dividends), and the applicability of U.S. gift and estate taxes.

45

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Funds can differ from the U.S. federal income tax rules described above.  Although interest from tax-exempt bonds is generally not excludible from income for state and local income tax purposes, many states allow you to exclude the percentage of dividends derived from interest income on obligations of the state or its political subdivisions and instrumentalities if you are a resident of that state. Many states also allow you to exclude from income interest on obligations of the federal government and certain other governmental authorities, including U.S. territories and possessions.  However, as noted below, certain states may require that a specific percentage of a Fund’s income be derived from state and/or federal obligations before such dividends may be excluded from state taxable income.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund may not be deductible, in whole or in part, for state or local purposes.  The Funds intend to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on state and/or federal obligations may be excluded from state taxable income.

California Fund – For the Fund to qualify to pay exempt-interest dividends for purposes of California personal income tax, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s total assets must consist of California state or local obligations or federal obligations the interest from which is exempt from California personal income taxation.

Connecticut Fund – Dividends derived from interest income on federal obligations are subject to Connecticut personal income tax, unless at the close of each quarter of the Fund’s taxable year at least 50% of the value of the Fund’s total assets consist of federal obligations or other obligations with respect to which taxation by Connecticut is prohibited by federal law.

New Jersey Fund – For the Fund to qualify to pay exempt-interest dividends for purposes of New Jersey personal income tax at least 80% of the aggregate principal amount of all its investments must be in obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of the state of New Jersey or in other obligations that are statutorily free from State and local taxation under any other act of New Jersey or under the laws of the United States (the “80% Test”).  For purposes of calculating whether the 80% Test is satisfied, financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, and cash and cash items (including receivables) are excluded from the principal amount of the Fund’s investments.  If the Fund qualifies to pay exempt-interest dividends, all distributions attributable to interest earned on the above obligations will be exempt from New Jersey personal income tax. All distributions attributable to interest earned on federal obligations will be exempt from New Jersey personal income tax, regardless of whether the Fund meets the 80% Test.

New York Fund – Shareholders of the Fund will not be required to include in their gross income for New York State and New York City personal income tax purposes any portion of distributions received by the Fund that are attributable to interest earned on (1) tax-exempt obligations issued by New York State or any political subdivision thereof (including New York City); (2) obligations of the United States and its possessions, but only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of Fund’s total assets consists of obligations of the United States and its possessions; or (3) obligations of any authority, commission, or instrumentality of the United States to the extent federal law exempts such interest from state income taxation.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds.  The Funds have entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

46

For the last three fiscal years, Lord Abbett Distributor as the Funds’ principal underwriter received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

	Year Ended September 30
	2008	2007	2006

Income Fund

Gross sales charge	$2,624,075	$2,397,998	$1,948,677
Amount allowed to dealers	$2,164,830	$1,975,307	$1,604,993
Net commission received by Lord Abbett	$459,245.	$422,691	$343,684

Income Trust

Gross sales charge	$3,134,040	$4,980,177	$5,076,023
Amount allowed to dealers	$2,604,129	$4,099,775	$4,188,363
Net commission received by Lord Abbett	$529,911	$880,402	$887,660

In addition, Lord Abbett Distributor, as the Funds’ principal underwriter, received the following compensation for the fiscal year ended September 30, 2008:

	Brokerage Compensation on Redemption and Repurchase		Commissions in Connection with Fund Transactions	Other Compensation

Income Fund

Class A	$0		$0	$923,809.60
Class B	$0		$0	$16.87	*
Class C	$0	*	$0	$760.36	*
Class P	$0		$0	$0

Income Trust

Class A	$0		$0	$589,037.40
Class B	$0		$0	$54.13	*
Class C	$0	*	$0	$626.60	*
Class P	$0		$0	$99.15

*     Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to Broker/Dealers at the time of sale.

11.

Financial Statements

The financial statements incorporated herein by reference from Lord Abbett Municipal Income Fund, Inc.’s and Lord Abbett Municipal Income Trust’s 2008 annual report to shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

47

APPENDIX A

Municipal Bond Ratings

Moody’s Investors Service

Investment Grade

Aaa:  Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Below Investment Grade

Ba:  Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca:  Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody’s appends the following numerical modifiers to each generic rating classification from Aa through Caa: modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

Standard & Poor’s

Investment Grade

AAA:  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and

A-1

economic conditions than an obligation in the higher rating categories. However, the obligor’s capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters.

However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are continuing.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Ratings

Investment Grade

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable future developments.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

A-2

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Below Investment Grade

BB: Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Municipal Note Ratings

Moody’s Investors Service

Investment Grade

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

Below Investment Grade

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:  Issues carrying this designation have a speculative capacity to pay principal and interest.

A-3

Short-Term Debt Ratings

Moody’s Investors Service

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues in the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable economic and business environment.

D: Default. Actual or imminent payment default.

A-4

APPENDIX B

RISK FACTORS REGARDING INVESTMENTS IN PUERTO RICO, CALIFORNIA, CONNECTICUT, GEORGIA, HAWAII, MISSOURI, NEW JERSEY, NEW YORK, AND PENNSYLVANIA, MUNICIPAL BONDS

The following information is a summary of certain special risks that may affect the states and territory indicated, which could affect the value of the bonds held by the corresponding Fund.  This information may not be complete or current and is compiled based upon information and judgments in publicly available documents, including news reports, state budgetary and financial analyses, and credit analyses prepared by bond rating agencies.  The Funds have not verified any of this information.

PUERTO RICO BONDS

As of January 23, 2009, Standard & Poor’s rating on the Commonwealth’s general obligation debt was “BBB-” and Moody’s Investor Service (“Moody’s”) rated the general obligation bonds “Baa3”.  Both ratings agencies designate a stable outlook for the state’s obligations.

Puerto Rico continues to face significant fiscal challenges, including chronic budget deficits, a track record of poor budget controls and high debt levels, tension among the government’s branches concerning fiscal and economic policies, continuing high unemployment, and high poverty levels compared to the U.S. average.  Additionally, the Commonwealth’s multi-year trend of large deficits, attributable to overspending and deficit borrowing, and the Commonwealth’s seriously under-funded pension system present ongoing challenges.  Although a new sales tax represents an effort to address deficits, the Commonwealth’s rating reflects an economy in recession since 2006, further declining economic activity, underperforming revenues, a continued drop in GNP, a significant projected shortfall for the General Fund in 2009, and other potential fiscal challenges.  The slow down in the U.S. economy further heighten the risks associated with the Commonwealth’s economy.

The Constitution of Puerto Rico limits the direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes.

CALIFORNIA BONDS

As of January 23, 2009, California’s general obligation debt was assigned a rating of A1 by Moody’s and A+ by Standard & Poor’s.  Moody’s has placed the debt on its credit watchlist warning that it might downgrade the state’s debt because of the state’s significant budgetary shortfall, impending liquidity crisis, and lack of legislative solutions.  Moody’s has also recently downgraded some of the state’s outstanding bond debts.  Standard & Poor’s placed the debt on CreditWatch with negative implications to reflect projections that California’s cash position will continue to deteriorate.  Standard & Poor’s has said that it could lower the state’s rating if the state does not quickly enact additional measures to reduce its budget deficit or if the state’s cash position continues to weaken.

California faces an economic slowdown with sharp declines in revenues, particularly from sales and income taxes, significant increases in unemployment, and considerable declines in the housing market.  California’s ongoing fiscal challenges include rising debt levels, heavy reliance on borrowing to fund the State’s deficits, and increasing retiree benefit and pension obligations.  California also faces increased expenses for education to cover property tax shortfalls, mandated spending for social services and corrections, and potential expenses arising from the litigation and determination of various ongoing cases.  The state has operated under budget deficits during recent years, and a significant deficit is projected for 2009.  Recent budgetary actions to address the deficit have involved accruals and one-time measures that weaken cash flows, and proposed borrowing secured by revenues from an expanded state lottery that must be approved by voters.

The state relies heavily on tax revenue from volatile sources, including sales, capital gains, and corporate and personal income, which are sensitive to economic conditions and small shifts in higher income levels.  Swings in the state’s financial position tend to mirror economic and stock market returns. Additionally, local governments derive revenue from real-estate-based sources, including property taxes and recording taxes and fees when properties transfer.  The downturn in the real estate market poses a challenge for cities, counties, redevelopment agencies, and other governmental units.

Constitutional and political constraints on the state’s financial flexibility and ability to deal with financial crisis, including a two-thirds legislative vote required to pass the state budget, often delay the budget and mid-year budget amendments.  Proposition 1A (approved in November 2004) limits the state’s ability to redirect local governments’ revenues to the state, and Proposition 98 imposes funding requirements for schools and protects most school district revenues provided by the state.  These propositions impose important liabilities on the state and may further hamper the state’s ability to enact a realistic and timely budget.

Various constitutional and statutory provisions also may result in decreases in state and local revenues and thus affect the ability of California municipal bond issuers to meet their financial obligations.  Proposition 13 constrains the fiscal condition of local governments by limiting ad valorem taxes on real property and restricting the ability of taxing entities to increase real property and other taxes.  Proposition 218 further limits the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval, and clarifies the right of local voters to reduce taxes, fees, assessments, or charges through local initiatives.  Proposition 218 is generally viewed as restricting the flexibility of local governments, and consequently may cause reductions in ratings of some cities and counties.  Although Constitutional provisions give priority to payments of state general obligation debt after payments to local school districts, Constitutional provisions also impose an annual appropriations limit that prohibits the state from spending the proceeds of tax revenues, regulatory licenses, user charges, or other fees beyond specified limits that are adjusted annually based on per capita personal income and changes in population.  Certain appropriations, including appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by voters, are not subject to this limitation.

The effect of these provisions on the ability of California issuers to pay interest and principal on obligations remains unclear in many cases.  In any event, the effect may depend on whether a particular California municipal bond is a general or limited obligation bond (limited obligation bonds generally being less affected by such charges) and on the type of security, if any, provided for the bond.  Future amendments to the California Constitution or statutory changes also may affect the ability of the State or local issuers to repay their obligations.

CONNECTICUT BONDS

As of January 23, 2009, Connecticut’s bond rating remains unchanged, with Standard & Poor’s and Moody’s Investor Service rating Connecticut’s general obligation bonds “AA” and “Aa3,” respectively.  Both rating agencies designate the credit outlook for the state’s general obligation debt as stable.  Long-term concerns persist about Connecticut’s above-average debt levels, large unfunded pension liabilities, employment levels, and financial exposure to the financial services industry for tax revenue.

The state is especially vulnerable to the slowing economy, given its dependence on financial services employment and related income tax and capital gains revenues.  Connecticut has experienced a decline in personal, corporate and sales tax revenues below budgeted amounts, as well as employment declines in several sectors, including construction, financial services, manufacturing, and trade.  The state’s unemployment rate is likely to increase faster than the national average, given the state’s strong employment ties to Wall Street.  Connecticut also has exposure to the decline in the housing market, subprime mortgages and foreclosures.

The state’s debt ratios are among the highest in the nation, with total tax-supported debt equal to approximately $4,542 per capita and 8.4% of total state personal income.  Connecticut also faces significant accrued unfunded pension liabilities, which are among the lowest funded of all states.

Connecticut law limits the indebtedness payable from General Fund tax receipts, and requires the maintenance of a budgetary reserve funded by all unappropriated general fund surpluses that can only be used for operating deficits.  The Constitution requires a balanced budget each year and imposes a cap on the growth of expenditures.  Specifically, the General Assembly cannot authorize an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures for the previous fiscal year by a percentage that exceeds the greater of the average increase in personal income or the Consumer Price Index.  There are exceptions if the governor declares an emergency or there are extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed the limit.  Expenditures for the payment of bonds, notes, and other evidences of indebtedness are excluded from the constitutional and statutory definitions of general budget expenditures.

GEORGIA BONDS

As of January 23, 2009, Georgia’s general obligation debt carried “AAA” and “Aaa” ratings with a stable outlook from Standard & Poor’s and Moody’s, respectively.  Although Georgia has budgetary reserves, a well-funded pension system, and a moderate overall debt burden, the state’s growth is expected to slow down significantly due to the housing, credit, and financial market crises.

Employment has declined in several sectors of Georgia’s economy, and unemployment rose significantly to slightly above the national rate.  The state experienced a budget shortfall in 2008, and is projecting another shortfall in 2009 as revenues from income and sales taxes are projected to decline.  The performance of various sectors, including manufacturing, and the slow growth of personal income per capita, remain areas of concern.  The state also faces financial pressure from the recent housing market downturn and large retiree health benefits liabilities.

The Georgia Constitution provides that the state cannot incur general obligation or guaranteed revenue debt if debt service on all existing general obligation and guaranteed revenue debt exceeds 10% of total revenue receipts less refunds of the state treasury in the fiscal year immediately preceding the year in which any such debt is to be incurred.  The state’s debt burden, including general obligation and state-guaranteed debt has grown, but remains moderate and manageable, just above the median for the 50 states according to Moody’s.

HAWAII BONDS

Moody’s maintained Hawaii’s general obligation rating at “Aa2” where it has been since May 2005.  As of January 23, 2009, Hawaii’s general obligation debt is rated AA by Standard & Poor’s.

Hawaii’s economy relies heavily on tourism, a sector that is subject to ongoing concerns in the event of terrorist activity and downturns in the national and international economies.  In  the current downturns, tourist activity has continued to decline from its historic levels and Hawaii has seen increased unemployment statewide.  Hawaii’s debt burden remains among the nation’s highest on a per capita basis.  Debt servicing continues to strain the state’s operating budget.  Hawaii also faces increased budgetary pressure from salaries and benefits for the large government employment sector, Medicaid spending, low funding of the state’s retirement system, significant liability for other postemployment benefits, and the state’s high cost of living.  In addition, while Hawaii maintains a budget reserve fund, the fund levels may continue to decline as the assets are relied upon to fill budget gaps.

The Hawaii Constitution provides that general obligation bonds may only be issued by the state if such bonds at the time of issuance will not cause the total amount of principal and interest payable in the current or any future fiscal year, whichever is higher, on such bonds and on all outstanding general obligation bonds, to exceed 20% of the average general fund revenues of Hawaii in the three fiscal years immediately before the issuance.

MISSOURI BONDS

Missouri continues to face significant budgetary pressures.  Despite economic diversity, the economy still has significant exposure to the manufacturing industry, which continues to lose jobs (Boeing, Ford, Chrysler and GM are among the State’s biggest employers). In addition, Missouri’s exposure to the housing crisis was greater than the national average.  The state has seen declining, and as a result, lower-than-expected, state revenue collections.  As of January 23, 2009, Missouri’s general obligation debt carried ratings of “Aaa” by Moody’s and “AAA” by Standard & Poor’s , and both agencies assigned the state a stable outlook.

Certain provisions of the Missouri Constitution could adversely affect payment on Missouri municipal bonds.  The Constitution provides that the General Assembly may issue general obligation bonds without voter approval solely (1) for the purpose of refunding outstanding bonds the refunding bonds to mature not more than 25 years from date, (2) upon the recommendation of the Governor, for a temporary liability by reason of unforeseen emergency or of deficiency in revenue in an amount not to exceed $1,000,000 for any one year and to be paid in not more than five years, and (3) for amounts to exceed $1,000,000, upon the meeting of certain additional requirements.

The Constitution’s Tax Limitation Amendment imposes limits on the amount of state taxes that may be collected by the State of Missouri in any fiscal year.  The details of the Amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary.  Generally, however, if total state revenues exceed the state revenue limit by more than 1% in any fiscal year, the state is required to refund the excess.  The revenue limit can only be exceeded if the General Assembly approves by a two-thirds vote of each House an emergency declaration by the Governor.  Revenues have exceeded the limit in the past triggering an income tax refund liability under the Constitution.  The burdens of complying with the Amendment are complex and reduce the state’s overall fiscal flexibility.  As a result, any additional contribution to fiscal discipline imposed by the Amendment could be outweighed by the accompanying costs.

To the extent that the payment of general obligation bonds issued by Missouri or a unit of local government in the Funds’ portfolio depends on revenues from the levy of taxes and such obligations have been issued subsequent to the date of the Tax Limitation Amendment’s adoption, November 4, 1980, the ability of Missouri or the appropriate local unit to levy sufficient taxes to pay the debt service on such bonds may be affected.

NEW JERSEY BONDS

New Jersey has faced large structural deficits since 2002.  Moody’s Investors Service general bond rating Aa3 and Standard & Poor’s rating of AA remain unchanged as of January 23, 2009 with both rating agencies assigning a stable outlook.

In recent years, New Jersey’s debt levels have increased and are above historical levels.  New Jersey is ranked third in the nation for net tax-supported debt per capita (which does not include the state’s significant unfunded obligations to pay retiree pension and health benefits) and debt as a percentage of personal income.

The state faces significant budget shortfalls due in part to lower-than-expected state revenue collections.  The decline in revenue is driven by the slowing economy, the effects of the subprime mortgage market, energy costs, and the housing crisis.  New Jersey also remains vulnerable to rising unemployment and further declines in revenue collections due to the state’s significant reliance on the financial services sector, which has encountered significant job and compensation cutbacks.

New Jersey faces future budgetary pressure from rising spending commitments in key areas such as education, employee pension funding, other employee benefits, and debt service costs.  New Jersey relies heavily on non-recurring revenues and income and sales taxes, which are sensitive to economic conditions, including the downturn in national indicators such as housing.  Job losses in the state’s biggest sectors, including the financial services, pharmaceutical, information, telecommunications, and manufacturing industries, are constraining employment growth.  Further downturns in these sectors could adversely affect the state’s economy.

State law and the New Jersey Constitution restrict appropriations.  Statutory or legislative restrictions may adversely affect a municipality’s or any other bond-issuing authority’s ability to repay its obligations.  The New Jersey Supreme Court rejected a legal challenge to the constitutionality of the practice of issuing certain contract bonds without voter approval.  Contract bonds, a significant portion of the state’s outstanding debt obligations, differ from general obligation bonds in that contract bonds are not backed by the full faith and credit of the State, but by annual appropriations.  In November 2008, New Jersey voters approved an amendment to the Constitution, which provides that the state may not issue bonds that are not backed by a dedicated revenue source without voter approval.

The New Jersey Constitution provides, in part, that no money shall be drawn from the state treasury except for appropriations made by law and that no law appropriating money for any state purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand an anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.

New Jersey’s local budget law imposes specific budgetary procedures upon counties and municipalities (“local units”).  Every local unit must adopt an operating budget that is balanced on a cash basis, and the Director of the Division of

Local Government Services must examine items of revenue and appropriation.  State law also regulates local units’ issuance of debt by limiting the amount of tax anticipation notes that they may issue and requiring their repayment within 120 days of the end of the fiscal year (not later than June 30 in the case of the counties) in which issued.  With certain exceptions, no local unit is permitted to issue bonds for the payment of current expenses or to pay outstanding bonds, except with the approval of the Local Finance Board.  Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue.  The debt that any local unit may authorize is limited by statute.  State law restricts total appropriations increases for such entities, with certain exceptions.

NEW YORK BONDS

Moody’s Investors Service’s general obligation bond rating of Aa3 and Standard & Poor’s rating of AA remain unchanged as of January 23, 2009 with a stable outlook, but the state is still hampered by significant budgetary challenges.  Due to New York’s heavy reliance on the financial services and insurance industry, which have experienced significant job and compensation cutbacks, the state’s economy remains at risk.  Unfunded retiree health care obligations are estimated to be $49.7 billion, which will be a source of budget pressure in the future.

Tax-supported debt has increased in the last several years.  New York was ranked fifth in the nation with respect to net tax supported debt per capita and with respect to debt burden as a percent of personal income.  However, the debt service levels are within the range of other states in the Northeast.  Additionally, New York relies heavily on economic growth downstate, as well as personal income taxes, tourism, and the housing market, which are sensitive to economic conditions.  Recent events in the financial services industry, the downturn in the housing market, and continued slowing in the manufacturing sector may have a downward effect on the state’s economy.

The state’s authorities (i.e., government agencies) generally are responsible for financing, constructing and operating revenue-producing public facilities.  While payments on authority obligations normally are paid from revenues generated by projects of the authorities, in the past the state has had to appropriate large amounts to enable certain authorities to meet their financial obligations.  Further assistance to authorities may be required in the future.  The amount of debt issued by the authorities is substantial.  A difficult political process that has caused late budgets and added spending pressures also contributes to New York’s budget imbalance.

PENNSYLVANIA BONDS

As of January 23, 2009, Pennsylvania’s bond rating remains unchanged, with Standard & Poor’s and Moody’s Investor Service rating the Commonwealth’s general obligation debt “AA” and “Aa2,” respectively.  Both rating agencies designate the credit outlook for the Commonwealth’s general obligation debt as stable.  Pennsylvania’s population growth and employment levels are below average, and the manufacturing industry on which historically Pennsylvania has heavily relied continues to decline.  Despite moderate debt levels and a diverse economic base, the Commonwealth’s recently enacted economic stimulus and infrastructure repair plans to use debt issuance to leverage private investment will likely cause debt levels to rise which will likely weaken the Commonwealth’s debt profile over the coming years.   Additionally, Pennsylvania faces increased pressure from the rising costs of state employee retirement benefits and medical assistance for its aging population.  The Commonwealth is experiencing an economic downturn due to the housing, credit, and financial market turmoil.  Most of the Commonwealth’s revenues are derived from sales, use, and personal and corporate income taxes, all of which can be sensitive to economic conditions.  Recently, the Commonwealth has implemented spending reductions, imposed a hiring freeze, and used budget surplus from previous years to address the budget shortfall for the fiscal year 2009.

The Pennsylvania Constitution limits the total operating budget appropriations made by the Commonwealth’s General Assembly.  Pennsylvania engages in short-term borrowing to fund expenses within a fiscal year through the sale of tax anticipation notes.  Tax anticipation notes must mature within the fiscal year of issuance.  The principal amount issued, when added to that outstanding, may not exceed in the aggregate a specified percentage of the revenues estimated to accrue to the appropriate fund or both funds in the fiscal year.  All year-end deficit balances must be funded within the succeeding fiscal year’s budget.

APPENDIX C

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings (Item #1) *
Abel/Noser Corp.	Monthly
Annitek Consulting, LLC	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
BNY ConvergEx Execution Solutions, Inc.	As Requested
Branch Bank and Trust	As Requested
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Cardinal Investment Advisors LLC	As Requested
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	Annually
DeMarche Associates, Inc.	As Requested
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Freedom One Financial Group	Monthly
Fund Evaluation Group, LLC	Quarterly
Hartland & Co.	Monthly
Hoefer and Arnett, Inc.	As Requested
Indie Research, LLC	As needed
Inforlago IT Ltd.	As Requested
InfusionDEV LLC	As Requested
ING Life Insurance and Annuity Company / ING Insurance Company of America	As Requested
Institutional Shareholder Services, Inc. (ISS)	Daily
Investortools Inc.	Daily
Jeffrey Slocum & Associates, Inc.	Monthly
Jeffries & Co., Inc.	Monthly
John Hancock Financial Services	As Requested
JP Morgan Securities, Inc.	Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
LCG Associates, Inc.	As requested
Lipper Inc., a Reuters Company (tech)	Monthly

C-1

Portfolio Holdings (Item #1) *
MacGregor Group, Inc.	Upon Request
Marquette Associates	As Requested
Mercer HR Services LLC (Putnam Fiduciary Trust Company)	Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily
MSCI Barra	Daily
Natixis Bleichroeder, Inc.	Upon Request
Nock, Inc.	Daily
Prime Buchholz & Associates, Inc.	As Requested
Princeton Financial Systems, Inc.	Upon Request
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Rabil Stock Research, LLC	As Requested
RBC Capital Markets Corporation	Upon Request
Reuters America LLC	Daily
Robert W. Baird, Inc.	Upon Request
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
Schwab Corporate Services	Monthly
SG Constellation LLC	Daily
Sidoti & Company, LLC	Upon Request
Standard & Poor’s	Monthly
State Street Corporation	Daily
Stifel, Nicholaus & Co. Inc.	Quarterly
Stratford Advisory Group. Inc.	As Requested
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Watson Wyatt Worldwide	Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*              Each Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

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APPENDIX D

April 17, 2008

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained RiskMetrics Group, formerly Institutional Shareholder Services (“RMG”), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account  business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.  We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld.

These actions include, but are not limited to:

(1)     Attending less than 75% of board and committee meetings without a valid excuse.

(2)     Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

(3)     Failing to act on takeover offers where a majority of shareholders tendered their shares.

(4)                Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.

(5)     Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal.  We will consider on a case-by-case basis proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and, as a general matter, we believe that all directors should be accountable on an annual basis.  Nonetheless, we recognize that the basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Moreover, in certain cases, shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, and a classified board may give incumbent management the ability to combat a hostile takeover attempt and thereby preserve shareholder value.  Accordingly, we will examine proposals to classify or declassify boards of directors on a case-by-case basis and vote in the manner we determine to be in the best interests of shareholders.

Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis.  We use RMG for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

(1)     The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

(2)     Management’s rationale for why the repricing is necessary.

(3)                The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

(4)     Other factors, such as the number of participants, term of option, and the value for value exchange.

In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives.  Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case-by-case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1)                    Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)       Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)                    Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)                    “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•            Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•    No dead-hand or no-hand pills.

•            Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•            Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

Lord Abbett
High Yield Municipal
Bond Fund

PROSPECTUS

FEBRUARY 1, 2009

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Class B shares and Class P shares of the Fund are not offered to the general public and are authorized but not available in all states. Please call 888-522-2388 for further information.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

THE FUND

WHAT YOU SHOULD KNOW ABOUT THE FUND	Objective	2

	Principal Strategy	2

	Main Risks	4

	Performance	7

	Fees and Expenses	10

	Additional Investment Information	12

	Management	17

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Choosing a Share Class	19

	Sales Charges	23

	Fee-Based Program Investors	29

	Financial Intermediary Compensation	31

	Purchases	38

	Exchanges	39

	Redemptions	39

	Distributions and Taxes	42

	Automatic Services for Fund Investors	43

	Other Services for Fund Investors	44

	Other Information for Fund Investors	46

FINANCIAL INFORMATION

Financial Highlights	52

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUND AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUND

OBJECTIVE

The investment objective of the Fund is to seek a high level of income exempt from federal income tax.

PRINCIPAL STRATEGY

To pursue its objective, under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from regular federal income tax. The Fund invests, under normal market conditions, at least 50% of its net assets in municipal bonds that, at the time of purchase, are rated BBB/Baa or below or determined by Lord Abbett to be of comparable quality. The Fund's remaining holdings in municipal bonds may be higher rated.

The Fund has adopted an investment strategy of pursuing a higher yield than many other municipal bond funds. In seeking high income, Lord Abbett will assess the relative value in the municipal bond market from both a credit and yield curve perspective and select securities which it believes entail reasonable credit risk in relation to the Fund's investment objective. The municipal bonds offering high income at any particular time may be largely non-investment grade.

The Fund also may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (generally referred to as "distressed debt"). The risk that the Fund may lose its entire investment in distressed debt or bonds in default is greater in comparison to investments in non-defaulted bonds. The Fund currently does not intend to invest more than 20% of its net assets in defaulted securities.

The Fund may invest up to 100% of its net assets in private activity bonds, a type of municipal bond. The income from private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax ("AMT"), which

We, the Fund, or High Yield Municipal Bond Fund refers to Lord Abbett High Yield Municipal Bond Fund, a portfolio or series of the Lord Abbett Municipal Income Trust (the "Trust").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding municipal bonds purchased with the pooled money of investors. It strives to reach its stated objective; although, as with all mutual funds, it cannot guarantee results.
Municipal Bonds ("bonds") are debt securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities that provide income free from federal income taxes. Municipal bonds generally are divided into two types:
• General Obligation Bonds are secured by the full faith and credit of the issuer and its taxing power.
• Revenue Bonds are payable only from revenue derived from a particular facility or source, such as bridges, tolls or sewer services. Industrial development bonds and private activity bonds are revenue bonds.

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HIGH YIELD MUNICIPAL BOND FUND

may cause the income to be taxable to you. In addition, the Fund may invest in certain derivatives in an attempt to increase income.

The Fund does not limit its investments to securities of a particular maturity. A substantial amount of the Fund's holdings may be "callable," a feature that allows the bond issuer to redeem the bond before its maturity date. Under normal circumstances, we intend to maintain the dollar-weighted average maturity of the Fund at between ten and twenty-five years.

In selecting municipal bonds, we focus on the possibilities of a high level of income exempt from regular federal income tax consistent with reasonable credit risk in light of the Fund's investment policies.

Through credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce investment risk, but losses may occur.

The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political or other conditions, the Fund may take a temporary defensive position by investing up to 100% of its assets in: (i) short-term taxable securities and (ii) cash, investment grade commercial paper, investment grade municipal bonds, and short-term U.S. Government securities. Taking a temporary defensive position could reduce tax-exempt income and prevent the Fund from achieving its investment objective.

The Fund may sell a security if it no longer meets the Fund's investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer's competitive position or financial

Investment grade debt securities are debt securities that are rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.
Below investment grade or high yield municipal bonds (sometimes called "lower rated bonds" or "junk bonds") are debt securities that are rated BB/Ba or lower by a Rating Agency, or are unrated but determined by Lord Abbett to be of comparable quality. High yield debt securities typically pay a higher yield than investment grade debt securities. High yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high yield debt securities also may be less liquid.
Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index. The Fund may invest in swap transactions, interest rate caps and similar instruments, floaters, residual interest bonds (also known as "inverse floaters") and other types of derivatives.

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HIGH YIELD MUNICIPAL BOND FUND

condition, changes in the outlook for the issuer's industry, and the impact of the security's duration on the Fund's overall duration.

MAIN RISKS

The Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund's investments typically will lose value. This risk is usually greater for longer-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, the Fund, which tends to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds. In addition, lower rated municipal bonds in which the Fund invests may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities.

Additional risks that could reduce the Fund's performance or increase volatility include the following:

•  Credit Risk – There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to the Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called "lower rated bonds" or "junk bonds"). Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. The Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds. Junk bonds are considered predominantly speculative by traditional investment standards. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state.

•  Liquidity Risk – The market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. It may be difficult for the Fund to sell such securities in a timely manner and at their stated value, which could result in losses to the Fund.

•  Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

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HIGH YIELD MUNICIPAL BOND FUND

•  Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•  Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund's performance may be affected by local, state, and regional factors depending on the states in which the Fund's investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems.

•  Sector Risk – Where nongovernmental users of facilities financed by tax exempt revenue bonds are in the same industry (such as frequently occurs in the real estate and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations. The health care industry faces two main challenges – affordability and access.

•  Legislative Risk – Legislative changes in the tax-exempt character of particular municipal bonds could have an adverse effect on municipal bond prices.

•  Management Risk – If certain sectors or investments do not perform as expected, the Fund could underperform other similar funds or lose money.

•  Tax Risk – The Fund may invest up to 100% of its net assets in private activity bonds, the income of which is a tax preference item for purposes of the federal AMT and may be taxable to you.

•  Reclassification Risk – The Internal Revenue Service ("IRS") has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. In such a case, the Fund might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

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HIGH YIELD MUNICIPAL BOND FUND

•  Derivatives Risk – Loss may result from the Fund's investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund's interest rate risk.

•  State and Territory Risks – Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. Certain state and local governments and other government issuers suffered significant drops in revenues coinciding with the last U.S. economic recession, resulting in a very difficult period for state and local governments. Even after the national economy emerged from the recession, many states continued to suffer fiscal imbalances. The effects of the subprime mortgage market crisis, the housing market downturn, and other aspects of the national economic recession that began in 2008 have caused declines in tax revenues and put pressure on budgetary reserves for affected governments and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for each of the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund's investments and could cause you to lose money.

The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk. However, the Fund will attempt to purchase as wide a range of municipal bonds of different issuers in different municipal sectors as possible to help manage credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

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HIGH YIELD MUNICIPAL BOND FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q '06 +3.87%  Worst Quarter 4th Q '08 -23.81%

SYMBOLS:
CLASS A	HYMAX
CLASS B	HYMBX
CLASS C	HYMCX
CLASS F	HYMFX
CLASS P	HYMPX

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HIGH YIELD MUNICIPAL BOND FUND

The table below shows how the average annual total returns of the Fund's Class A, B, C, F and P* shares compared to those of two broad-based securities market indices and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum initial sales charge of 3.25%; for Class B shares, the current contingent deferred sales charge ("CDSC") of 4.00% for the one-year period and 2.00% for the life of class; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F and P shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase.

The Fund believes that the Barclays Capital (formerly Lehman Brothers) High Yield Municipal Bond Index is a more appropriate benchmark for the Fund and therefore will remove the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index from the 2010 prospectus.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

*As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs (as defined below). See "Fee-Based Program Investors" for more information.

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HIGH YIELD MUNICIPAL BOND FUND

Average Annual Total Returns

(for periods ended December 31, 2008)

	1 Year	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-35.04%	-8.43%
Return After Taxes on Distributions(2)	-35.04%	-8.43%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-20.93%	-5.91%
Class B Shares	-35.68%	-8.35%
Class C Shares	-33.18%	-8.01%
Class F Shares	-32.74%	-29.97%
Class P Shares	-32.91%	-7.68%
Index
Barclays Capital (formerly Lehman Brothers) High Yield Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-27.01%	-3.76%(4) -24.10%(5)
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.27%(4) -0.91%(5)
Barclays Capital (formerly Lehman Brothers) 85% High Yield/15% Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-23.66%	-2.84%(4) -20.91%(5)

  (1)  The date of inception for performance for Class A, B, C and P shares is 12/30/2004. The date of inception for performance for Class F shares is 9/28/2007.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged indices is not necessarily representative of the Fund's performance.

  (4)  Represents total return for the period 12/31/2004 to 12/31/2008, to correspond with the Class A, B, C, and P periods shown.

  (5)  Represents total return for the period from 9/30/2007 to 12/31/2008, to correspond with the Class F period shown.

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HIGH YIELD MUNICIPAL BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		B	C		F	P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	3.25	%(1)	None	None		None	None
Maximum Deferred Sales Charge (See "Sales Charges") (2)	None(3)		5.00%	1.00	%(4)	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (5)	0.49%		0.49%	0.49%		0.49%	0.49%
Distribution and Service (12b-1) Fees(6)	0.20%		1.00%	0.83	%(7)	0.10%	0.45%
Other Expenses(8)	0.24%		0.24%	0.24%		0.24%	0.24%
Interest and Related Expenses from Inverse Floaters(8)(9)	0.10%		0.10%	0.10%		0.10%	0.10%
Other Expenses(10)	0.14%		0.14%	0.14%		0.14%	0.14%
Total Operating Expenses(8)(11)	0.93%		1.73%	1.56%		0.83%	1.18%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (5)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (6)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (7)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

  (8)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (9)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (10)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (11)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.83% for Class A shares, 1.63% for Class B shares, 1.46% for Class C shares, 0.73% for Class F shares, and 1.08% for Class P shares.

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HIGH YIELD MUNICIPAL BOND FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$417	$612	$823	$1,431
Class B Shares	$576	$845	$1,039	$1,829
Class C Shares	$159	$493	$850	$1,856
Class F Shares	$85	$265	$460	$1,025
Class P Shares	$120	$375	$649	$1,432

You would pay the following expenses if you did not redeem your shares:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$417	$612	$823	$1,431
Class B Shares	$176	$545	$939	$1,829
Class C Shares	$159	$493	$850	$1,856
Class F Shares	$85	$265	$460	$1,025
Class P Shares	$120	$375	$649	$1,432

The example assumes a deduction of the applicable CDSC for the one-year and three-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years.

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ADDITIONAL INVESTMENT INFORMATION

This section describes some of the investment techniques that the Fund may use and some of the risks associated with those techniques. The composition of the Fund's portfolio and the techniques that the Fund uses in seeking its investment objective and employing its investment strategies will vary over time. The Fund may use each of the techniques described below at all times, at some times or not at all.

Adjusting Investment Exposure. The Fund will be subject to the risks associated with its investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

Concentration. The Fund will not invest 25% or more of its total assets in any industry, other than tax-exempt securities issued by governments or political subdivisions of governments to which this limitation does not apply. Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the real estate and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations.

Diversification. The Fund is a nondiversified mutual fund. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer than a diversified fund. As a result, the value of a nondiversified fund's investments may be more affected by a single adverse economic, political or regulatory event than the investments of a diversified fund would be.

Futures Contracts and Options on Futures Contracts. The Fund may enter into financial futures contracts and options thereon as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument

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at a specific future date and price on an exchange or in the over-the-counter ("OTC") market. The Fund is not registered as, nor is it subject to registration or regulation as, a commodity pool operator under the Commodity Exchange Act.

Risks of Options and Futures. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include: domestic securities that are not readily marketable; certain municipal leases and participation interests; repurchase agreements and time deposits with a notice or demand period of more than seven days; certain structured securities and certain swap transactions; and certain restricted securities (i.e., securities with terms that limit their resale to other investors or require registration under the federal securities laws before they can be sold publicly) that Lord Abbett determines to be illiquid. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. The risks associated with illiquid investments are more fully described below under "Non-Investment Grade Municipal Bonds."

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

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The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. It is not currently expected that these investments will be a principal strategy of the Fund.

Non-Investment Grade Municipal Bonds. Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as "high yield" or "junk" bonds) may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade securities are subject to the increased risk of an issuer's inability to meet principal and interest obligations and a greater risk of default. These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary

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market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the lower rated securities in its portfolio. It is currently expected that these investments continue to be a principal strategy of the Fund.

Private Activity or Industrial Development Bonds. The Fund may invest up to 100% of its net assets in private activity bonds (sometimes called "AMT paper"). See "Distributions and Taxes." The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Residual Interest Bonds. The Fund may invest up to 100% of its assets in residual interest bonds ("RIBs") (also known as "inverse floaters") to enhance income and manage portfolio duration. RIBs are issued by tender option bond trusts ("trusts") that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to RIBs, these trusts typically issue short-term floating rate notes which are usually sold to money market funds ("floating rate notes"). A RIB is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond. RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall. RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile. RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

The Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of

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Financial Assets and Extinguishments of Liabilities;" therefore, the municipal bonds deposited into such trusts are presented in the Fund's schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates. Interest income from the underlying bonds is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by the Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par, and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Fund may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment.

An investment in zero coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. It is currently expected that these investments will not be a principal strategy of the Fund.

Information on Portfolio Holdings. The Fund's annual and semiannual reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Fund's portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters.

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In addition, on or about the first day of the second month following each calendar quarter-end, the Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Fund also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list, commentary, fact sheet, performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.lordabbett.com under the Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geopolitical, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Fund's policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the statement of additional information.

MANAGEMENT

Board of Trustees. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund's portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Each year in December the Board considers whether to approve the continuation of the existing management and administrative services agreements between the

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Fund and Lord Abbett. A discussion regarding the basis for the Board's approval is available in the Fund's semiannual report to shareholders for the six-month period ended March 31.

Investment Adviser. The Fund's investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $68 billion in 52 mutual funds and other advisory accounts as of November 30, 2008.

Portfolio Managers. The Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The statement of additional information contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender heads the investment management team of the Fund. Peter Scott Smith is a senior member of the team. Messrs. Solender and Smith are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Prior thereto he served as a Vice President and Portfolio Manager at Nuveen Investments from 1991 to 1999 and 2003 to 2006 and served as Principal and Portfolio Manager at Vanguard Group from 1999 to 2003. Mr. Smith, Portfolio Manager, joined Lord Abbett as a member of the team in 1992.

Management Fee. Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets. The management fee is calculated daily and payable monthly at the following annual rate:

0.50% on the first $1 billion of average daily net assets;
0.45% on the next $1 billion of average daily net assets; and
0.40% on average daily net assets over $2 billion.

The management fee paid to Lord Abbett for the fiscal year ended September 30, 2008 was at an annual effective rate of 0.49% of average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at the annual rate of 0.04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Fund, see the statement of additional information.

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YOUR INVESTMENT

CHOOSING A SHARE CLASS

The Fund offers in this prospectus five classes of shares: Class A, B, C, F, and P shares. Each class represents investments in the same portfolio of securities, but each has different expenses, dividends, eligibility requirements, and sales charges. Share class offerings are broadly grouped into two purchase categories: Fee-Based Programs; and all other investors. Municipal funds should generally not serve as investments for tax-deferred retirement plans and accounts.

•  Fee-Based Programs. Investors in Fee-Based Programs are offered Class A and F shares, and in certain limited circumstances, Class P shares. Actual share class availability is determined by your program sponsor. See "Fee-Based Program Investors" for more information.

•  All Other Investors. Class A, B, and C shares are offered to individual investors and other investors not participating in a Fee-Based Program.

You may purchase shares at the NAV per share next determined after we receive your purchase order submitted in proper form, plus any applicable sales charge. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Purchases" and "Other Information for Fund Investors – Procedures Required by the USA PATRIOT Act." We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor LLC determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

You should read this section carefully to determine which class of shares is best for you and discuss your selection with your Financial Intermediary. Each class has different sales charges and expenses, allowing you to choose the class that best

Fee-Based Programs include Fee-Based Advisory Programs and Fee-in-Lieu-of-Commission Programs sponsored or offered by Financial Intermediaries. In Fee-Based Advisory Programs, a Financial Intermediary provides a fee-based investment advisory program or service (including mutual fund wrap programs). In Fee-in-Lieu-of-Commission Programs, a Financial Intermediary bundles together a suite of services, such as brokerage, investment advice, research, and account management, and the client pays a fee based on the total asset value of the client's account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.
Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.
Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants, insurance companies, and Fee-Based Program sponsors.

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meets your needs. You should make a decision only after considering various factors, including the expected effect of any applicable sales charges and the level of class expenses on your investment over time, the amount you wish to invest, the length of time you plan to hold the investment, your qualification for any waiver of a sales load or fee reduction, whether you plan to take any distributions in the near future, and the availability of the share class for purchase. You should consult with your investment professional or Financial Intermediary about comparative pricing of investor services available under each available share class, the compensation that will be received by your investment professional or Financial Intermediary in connection with each available share class, and other factors that may be relevant to your choice of share class in which to invest.

If there is a change related to your Financial Intermediary, there may be limitations on your ability to make additional purchases of shares of a particular class. Purchases or sales through a participating Fee-Based Program must be consistent with the procedures for the program. Records relating to such purchases or sales are maintained by, or on behalf of the program sponsor.

Share Classes. The following table compares key features of each share class. You should review the Fee Table and Example at the front of this prospectus carefully before choosing your share class. Your Financial Intermediary can help you decide which class meets your goals. Not all share classes may be available through your Financial Intermediary. Your Financial Intermediary may receive different compensation depending upon which class you choose.

For more information on selecting a share class, see "Classes of Shares" in the statement of additional information.

Share Class Considerations for Individual Investors. If you are considering investing $100,000 or more in Class B shares, in almost all cases it will be more economical for you to choose Class A shares because of the reduced sales charge and lower ongoing annual expenses of Class A shares.
If your investment horizon is limited, an investment in Class C shares may be more appropriate than Class B shares. Class C shares are sold without a front-end sales charge and the CDSC does not apply to shares redeemed after the first anniversary of the purchase.
If you plan to invest a large amount and your investment horizon is five years or more, Class A shares may be more advantageous than Class C shares. The higher ongoing annual expenses of Class C shares may cost you more over the longer term than the front-end sales charge you would pay on larger purchases of Class A shares.

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Class
	A	B	C	F	P(1)
Key features	• Front-end sales charge
• You may qualify for reduction or waiver of front-end sales charge
• Generally lower annual expenses than Class B and Class C
	• Generally higher dividends than Class B and Class C	• No front-end sales charge • CDSC declines over time • Converts to Class A after approximately 8 years • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge • CDSC for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge or CDSC • Only offered to eligible Fee-Based Programs	• No front-end sales charge or CDSC • Only offered on a limited basis through certain Financial Intermediaries

Front-end sales charge	Up to 3.25%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	None	None	None	None

CDSC	1.00% on certain purchases of $1 million or more (see "Sales Charges – Class A Share CDSC"); waived under certain circum-stances	Up to 5.00% charged when you redeem shares. The charge is reduced over time and there is no CDSC after sixth anniversary; waived under certain circumstances	1.00% if you redeem before the first anniversary of purchase; waived under certain circum-stances	None	None

Annual distribution and/or service fees(2)	0.20% of average daily net assets	1.00% of average daily net assets	1.00%(3) of average daily net assets	0.10% of average daily net assets	0.45% of average daily net assets

Exchange privilege(4)	Class A shares of most Lord Abbett Funds	Class B shares of most Lord Abbett Funds	Class C shares of most Lord Abbett Funds	Class F shares of applicable Lord Abbett Funds	Class P shares of applicable Lord Abbett Funds

  (1)  As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs. See "Fee-Based Program Investors" for more information.

  (2)  The Rule 12b-1 plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and for Class B, C, and F shares, 1.00%. The Fund may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution (as defined below) waives part of the compensation. In such cases, the Fund will not require payment of any otherwise applicable CDSC.

  (3)   The Fund is subject to Class C service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund's average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate.

  (4)  Ask your Financial Intermediary about the Lord Abbett Funds available for exchange.

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Investment Minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account. For investors purchasing Class F shares through Fee-Based Programs offered by Financial Intermediaries, the minimums that apply to the plans or programs may apply instead of those shown below.

See "Fee-Based Program Investors" for more information.

Investment Minimums — Initial/Additional Investments(1)

Class
	A	B	C	F	P(2)
General	$1,000/No minimum	$1,000/No minimum	$1,000/No minimum	No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	$250/No minimum	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	No minimum	No minimum	N/A	N/A
Invest-A- Matic	$250/ $50	$250/ $50	$250/ $50	N/A	N/A

  (1)  Consult your Financial Intermediary for more information.

  (2)  As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs. See "Fee-Based Program Investors" for more information.

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SALES CHARGES

Class A Share Front-End Sales Charge. You buy Class A shares at the offering price, which is the NAV plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund's distributions or dividends you reinvest in additional Class A shares. The table below shows the rate of sales charge you pay, depending on the amount you purchase.

Front-End Sales Charge — Class A Shares

Your Investment	As a % of Offering Price	As a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer's Concession (% of Offering Price)
Less than $50,000	3.25%	3.36%	.9675	2.75%
$50,000 to $99,999	2.75%	2.83%	.9725	2.25%
$100,000 to $249,999	2.50%	2.56%	.9750	2.00%
$250,000 to $499,999	2.00%	2.04%	.9800	1.70%
$500,000 to $999,999	1.50%	1.52%	.9850	1.25%
$1,000,000 and over	No Sales Charge		1.0000	†

  †  See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."

Note: The above percentages may vary for particular investors due to rounding.

Please inform the Fund or your Financial Intermediary at the time of your purchase of Fund shares if you believe you qualify for a reduced front-end sales charge.

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Reducing Your Class A Share Front-End Sales Charge. As indicated in the above chart, you may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you must let the Fund or your Financial Intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a related party have holdings of Eligible Funds in other accounts with your Financial Intermediary or with other Financial Intermediaries that may be combined with your current purchases in determining the sales charge as described below, you must let the Fund or your Financial Intermediary know. You may be asked to provide supporting account statements or other information to allow us or your Financial Intermediary to verify your eligibility for a discount. If you or your Financial Intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

•  Rights of Accumulation – A Purchaser may combine the value at the current public offering price of Class A, B, C, and P shares of any Eligible Fund already owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase. Class F share holdings may not be combined for these purposes.

•  Letter of Intention – A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over the next 13 months in determining the applicable sales charge. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the Purchaser must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge

Eligible Fund. An "Eligible Fund" is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria.
Authorized Institutions are institutions and persons permitted by law to receive service and/or distribution fees under a 12b-1 plan. Lord Abbett Distributor is an Authorized Institution.

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reduction. Current holdings under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. Class F share holdings may not be combined for these purposes.

The term "Purchaser" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) retirement plans, including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made, as well as SIMPLE IRA plans and SEP-IRA plans; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above in Individual Retirement Accounts ("IRAs"), as a sole participant of a retirement plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in retirement plans sponsored by a business owned by either or both of them. A retirement plan under item (3) includes all qualified retirement plans of a single employer and its consolidated subsidiaries, and all qualified retirement plans of multiple employers registered in the name of a single bank trustee. A Purchaser may include holdings of Class A, B, C, and P shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charge.

For more information on eligibility for these privileges, read the applicable sections in the application and the statement of additional information. This information also is available at www.lordabbett.com or by calling Lord Abbett at 888-522-2388 (at no charge).

Class A Share Purchases Without a Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

•  purchases of $1 million or more,

•  purchases made with dividends and distributions of Class A shares of another Eligible Fund,

•  purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for Class A shares,

•  purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

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•  purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees in connection with Fee-Based Programs, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

•  purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or

•  purchases involving the concurrent sale of Class B or C shares of the Fund related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSC (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

See the statement of additional information for a listing of other categories of purchases that qualify for Class A share purchases without a front-end sales charge.

These categories may be subject to a CDSC.

CDSC

A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower.

To minimize the amount of any CDSC, the Fund redeems shares in the following order:

  1.  shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

  2.  shares held for six years or more (Class B), or one year or more (Class A and Class C)

  3.  shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary of their purchase (Class A and Class C)

If you acquire Fund shares through an exchange from another Lord Abbett-sponsored fund that were originally purchased subject to a CDSC and you redeem before the applicable CDSC period has expired, you will be charged the CDSC. The CDSC will be remitted to the appropriate party.

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Class A Share CDSC. If you buy Class A shares of the Fund under one of the starred ( ) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares before the first day of the month in which the one-year anniversary of your purchase falls, a CDSC of 1% normally will be collected. If Class A, B, or C shares represent a part of an individual's total IRA investment, the CDSC for the applicable share class will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the investment in that share class bears to the total investment.

Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of the day on which the purchase order was accepted. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

CDSC — Class B Shares

Anniversary of the day on which the purchase order was accepted(1)		CDSC on redemption (as % of amount subject to charge)
On	Before
	1st anniversary	5.0%
1st anniversary	2nd anniversary	4.0%
2nd anniversary	3rd anniversary	3.0%
3rd anniversary	4th anniversary	3.0%
4th anniversary	5th anniversary	2.0%
5th anniversary	6th anniversary	1.0%
On or after the 6th anniversary(2)		None

  (1)  The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

  (2)   Class B shares will automatically convert to Class A shares after approximately the eighth anniversary of your purchase of Class B shares. Conversions will occur as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Lord Abbett Fund
On the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.	In the same proportion as the number of Class B shares converting is to the total number of Class B shares you own (excluding shares issued as dividends).	After the shares originally acquired would have converted into Class A shares.

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Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

Class B Share CDSC and Class C Share CDSC. The Class B share CDSC and Class C share CDSC generally will not be assessed under the following circumstances (documentation may be required):

•  Eligible mandatory distributions from IRAs;

•  death of the shareholder; or

•  redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year).

See "Automatic Services for Fund Investors" for more information.

A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor is concurrently selling his or her holdings in Class B or C shares of the Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

Reinvestment Privilege. If you redeem shares of the Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund between the 31st day and the 60th day after the redemption without a sales charge. Special tax rules may apply. Please see the Fund's statement of additional information for more information. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

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FEE-BASED PROGRAM INVESTORS

Eligible Investors: Fee-Based Programs. Class A and F shares, and in certain limited circumstances, Class P shares, are available for purchases by or on behalf of Financial Intermediaries for clients in certain Fee-Based Programs:

•  Class A Shares. Investors in Fee-Based Programs may purchase Class A shares by contacting their Financial Intermediaries. You may be eligible for front-end sales charge waivers. See "Sales Charges" for more information.

•  Class F Shares. Class F shares generally are available to investors participating in Fee-Based Programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to investors that are clients of certain registered investment advisers ("RIAs") that have an agreement with Lord Abbett Distributor, if it so deems appropriate.

•  Class P Shares. As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs, with the exception of the Citigroup/Smith Barney TRAK program. Shareholders that held Class P shares as of October 1, 2007 may continue to hold their Class P shares and may make additional purchases. Class P shares may be redeemed at NAV by existing shareholders, or may be exchanged for shares of another class provided applicable eligibility requirements and sales charges for the other share class are satisfied.

Additional Information Concerning Class F Shares. Class F shares generally are available in connection with the following:

•  Transfers Involving Fee-Based Programs of Financial Intermediaries or Accounts Held at RIAs Offering Class F Shares as Investment Options. If an investor moves his or her account from one Fee-Based Program or RIA offering Class F shares of the Lord Abbett Funds to another Fee-Based Program or RIA also offering Class F shares of the Lord Abbett Funds, the investor will be able to continue his or her investment in Class F shares and make new purchases of Class F shares. However, if an investor moves his or her account to a Fee-Based Program or RIA that does not offer Class F shares of Lord Abbett Funds as investment options, or otherwise holds assets from such an account other than in a Fee-Based Program or with an RIA that offers Class F shares, the investor may continue to hold the existing Class F shares but will not be allowed to make new purchases of Class F shares. If the investor later moves his or her account to another Fee-Based Program that offers Class F shares, the investor will be allowed to make new Class F share purchases. Alternatively, an investor may invest assets formerly invested in

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Class F shares in Class A, B, or C shares, provided that the investment meets the eligibility requirements for the particular share class and subject to applicable sales charges.

•  Transfers of Existing Holdings. Sponsors of Fee-Based Programs or RIAs that decide to offer Class F shares may be able to convert Class A or P shares of a Lord Abbett Fund (or any other share class that the Fund may designate) to Class F shares of the fund if the Fee-Based Program or the account placed with the RIA satisfies the eligibility requirements for Class F shares. Applicable sales charges, if any, will apply. A Fee-Based Program or an RIA will not be entitled to combine Class F shares with the shares of any other share class of the Lord Abbett Funds for purposes of calculating the applicable sales charges on any Class A share purchases the program or RIA may make. Consult your Financial Intermediary to determine whether Class F shares may be a suitable investment.

Limitations on Fund Availability and Services. Purchase, redemption, and exchange privileges may differ when you are investing through certain Fee-Based Programs because you may not be able to exchange into a Lord Abbett Fund or other fund that is not offered in your plan or program. Financial Intermediaries may choose to impose qualification requirements for plans that differ from the Fund's share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Fund is not responsible for, and has no control over, the decision of any Financial Intermediary to impose such differing requirements. You should discuss purchase, redemption, and exchange options with your Financial Intermediary to determine whether you qualify for a waiver of sales charges on any class of shares offered. If you do qualify, another class of shares may be more appropriate for you. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder ("ERISA") in determining which class is an appropriate investment for plan participants. You should be aware that your investment professional may receive different compensation depending upon the class in which you invest. Please consult with your Financial Intermediary for more information about available share classes.

Purchases, Redemptions, and Exchanges. Typically, no minimum investment is required for Fee-Based Programs investing in Class F shares. Financial Intermediaries may establish requirements as to the purchase, redemption, or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this prospectus

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and the Fund's statement of additional information. Financial Intermediaries may choose to impose share class parameters different from those set forth in this prospectus and the Fund's statement of additional information. Additionally, investor services may only be available to plan participants through a plan service provider, plans may require separate applications, and plans' policies and procedures may be different from those described in this prospectus. The Fund is not responsible for, and has no control over, the decision of any Financial Intermediary to impose such differing requirements. Eligible qualified Fee-Based Programs can exchange their Class A, F, and P shares for Eligible Funds, in keeping with the limitations described above. Be sure to read the current prospectus for any fund into which you are exchanging. Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Other Considerations. With respect to Class A, F, and P shares held through certain Fee-Based Programs, Lord Abbett and its affiliates may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. If your plan service provider provides these services, Lord Abbett or the Fund may compensate it for these services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or its affiliates that are not related to the Fund. See "Financial Intermediary Compensation – Payments for Recordkeeping, Networking, and Other Services" for more information.

FINANCIAL INTERMEDIARY COMPENSATION

As part of a plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts.

Additionally, your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

As shown in the table "Fees and Expenses" above, sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Fund out of share class assets. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid

12b-1 fees are payable regardless of expenses. The amounts paid by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee paid to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the excess amount of the fee.

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on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:

	Class
Fee*	A	B	C(1)	F	P
Service	0.15%	0.25%	0.25%	—	0.20%
Distribution	0.05%	0.75%	0.75%	0.10%	0.25%

  *  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

  (1)  The Fund is subject to Class C service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund's average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate.

Lord Abbett may pay 12b-1 fees to Financial Intermediaries or use the fees for other distribution purposes, including revenue sharing.

Sales Activities. The Fund may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the shares of a particular class for activities that are primarily intended to result in the sale of shares of such class. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional payments to Authorized Institutions, maintenance of shareholder accounts, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. Lord Abbett may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Dealer Concessions on Class A Share Purchases With a Front-End Sales Charge. See "Sales Charges – Class A Share Front-End Sales Charge" for more information.

Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge. Except as otherwise set forth in the following paragraphs, Lord Abbett

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Distributor may pay Dealers distribution-related compensation (i.e., concessions) in connection with purchases of $1 million or more.

Dealers receive concessions described below on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares of Eligible Funds will be included for purposes of calculating the breakpoints in the Schedule below and the amount of the concessions payable with respect to the Class A shares investment. Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a Financial Intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived. Any waiver must be authorized by the Financial Intermediary firm and the registered representative.

Financial Intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

Dealer Concession Schedule — Class A Shares

(for Certain Purchases Without a Front-End Sales Charge)

The dealer concession received is based on the amount of the Class A share investment as follows:

Class A Investments	Front-End Sales Charge*	Dealer's Concession
$1 million to $5 million	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

  *  Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

Class B Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class B shares a sales concession of 4.00% of the purchase price of the Class B shares and Lord Abbett Distributor will retain any applicable CDSC. Financial Intermediaries also receive an annual service fee of up to 0.25% of the average daily net assets represented by the Class B shares which accrues after twelve months following the purchase of Class B shares.

Class C Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class C shares a sales concession of 1.00% of the purchase price of the Class C shares and Lord Abbett Distributor will retain any applicable CDSC. Financial Intermediaries

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also receive an annual service fee starting in the thirteenth month after purchase of up to 1.00% of the average daily net assets represented by the Class C shares.

Class F and P Shares. Class F and P shares are purchased at NAV with no front-end sales charge and no CDSC when redeemed. See "Fee-Based Program Investors" for more information.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. In addition to the various sales commissions, concessions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees and 12b-1 fees) and without additional cost to the Fund or the Fund's shareholders. This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this prospectus. The payments may be for activities including but not limited to the following:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges"); and/or

•  any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called "revenue sharing" payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services

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that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary's sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary's sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients' accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund's assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer's costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers. These factors include, but are not limited to, the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments generally ranging

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from 0.05% to 0.15% of the related Lord Abbett Funds' assets and/or sales. However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares. In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above. The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's method of calculating revenue sharing payments may be different from the methods that the Dealers use. Please refer to the Fund's statement of additional information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund's portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results.

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These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your Financial Intermediary provides these services, Lord Abbett or the Fund may compensate the Financial Intermediary for these services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate Financial Intermediaries for such services.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

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Financial Intermediaries may charge additional fees or commissions other than those disclosed in this prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion above and in the Fund's statement of additional information. You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

PURCHASES

Fee-Based Program Investors. You must place all orders to purchase Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to purchase Fund shares or for the limitations on the amount that may be purchased, please consult your Financial Intermediary. See "Fee-Based Program Investors" for more information.

All Other Investors. Initial purchases of Class A, B, and C shares may be made through any Financial Intermediary that has a sales agreement with Lord Abbett Distributor, or you can fill out the application and send it to the Fund at the address stated below. Contact your Financial Intermediary for initial purchases of Class F and P shares. See "Fee-Based Program Investors" for more information. You should note that your purchases and other transactions may be subject to review and verification on an ongoing basis. Please carefully read the paragraph below titled "Proper Form" before placing your order to ensure that your order will be accepted.

Lord Abbett High Yield Municipal Bond Fund
P.O. Box 219336
Kansas City, MO 64121

Proper Form. An initial purchase order submitted directly to the Fund, or the Fund's authorized agent (or the agent's designee, must contain: (1) a completed application with all applicable requested information; and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 888-522-2388.

See "Procedures Required by the USA PATRIOT Act" for more information.

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EXCHANGES

An exchange of Fund shares for shares of another fund generally will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax. Be sure to read the current prospectus for any fund into which you are exchanging. Please see the Fund's statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts. You should also consult your Financial Intermediary if you have any questions.

Fee-Based Program Investors. You may be able to exchange shares of a class of the Fund for shares of the same class of an Eligible Fund, subject to restrictions and procedures contained in your Fee-Based Program. You must place all orders to exchange Fund shares through the Financial Intermediary offering your Fee-Based Program. See "Fee-Based Program Investors" for more information.

All Other Investors. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 888-522-2388. The Fund must receive instructions for the exchange before the close of the New York Stock Exchange LLC ("NYSE") on the day of your call or online request to get the NAV per share of the Eligible Fund determined on that day.

REDEMPTIONS

Fee-Based Program Investors. You may redeem Fund shares subject to restrictions and procedures established by your Fee-Based Program. You must place all orders to redeem Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to redeem Fund shares or for the limitations on redemptions, please consult your Financial Intermediary. See "Fee-Based Program Investors" for more information.

All Other Investors. Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Contact your Financial Intermediary for redemptions involving Class F and P shares. For more

As of the date of this prospectus, Class B and Class P shares of the Fund are not offered to the general public.
Exchange Limitations. As described under "Choosing a Share Class," we reserve the right to modify, restrict, or reject any exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

Small Accounts. The Board may authorize closing any account in which there are fewer than 25 shares if it is in the Fund's best interest to do so.

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information, please call 888-522-2388. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," "Class C Share CDSC," and "Class B Share CDSC and Class C Share CDSC."

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. If you have direct account access privileges, you may obtain the proceeds of a redemption of less than $50,000 from your account. You or your representative should call the Fund at 888-522-2388.

Online. If you have direct account access privileges, you may submit a redemption request online by logging onto www.lordabbett.com and entering your account information and personal identification data.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

Through a Financial Intermediary. Your Financial Intermediary may process a redemption on your behalf. Your Financial Intermediary will be responsible for furnishing all necessary documents to Lord Abbett and may charge you for this service.

If you have direct account access privileges, redemption proceeds may be paid by electronic transfer via an automated clearing house ("ACH") deposit to your bank account on record with the Fund; otherwise, normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an

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Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 888-522-2388.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio, although it is not expected that the Fund would do so except in unusual circumstances. Redemptions in kind will consist of liquid securities valued in accordance with the Fund's pricing procedures as described in this prospectus. If the Fund pays your redemption proceeds by a distribution of securities, you may incur transaction costs and tax liability and will bear market risks until the securities are converted into cash.

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
• In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

In the case of a corporation - ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

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DISTRIBUTIONS AND TAXES

The Fund expects to declare "exempt-interest dividends" from its net investment income daily and pay them monthly. The Fund expects to distribute any net capital gains annually.

Distributions will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct the Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

The Fund seeks to earn income and pay exempt-interest dividends that are exempt from federal income tax. It is anticipated that substantially all of the Fund's income will be exempt from regular federal income tax. However, the Fund may invest a portion of its assets in securities that pay income that is not exempt from federal income tax. Further, all or a portion of the exempt-interest dividends you receive may be subject to federal individual AMT. The Fund may invest up to 100% of its net assets in private activity bonds (sometimes called "AMT paper"). The income from these bonds is an item of tax preference when determining your federal individual or corporate AMT, which may cause the income to be taxable. In addition, all exempt-interest dividends may result in or increase a corporate shareholder's liability for the corporate AMT.

Distributions of short-term capital gains and gains characterized as market discount are taxable as ordinary income for federal income tax purposes, while distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares or whether distributions are reinvested or paid in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Any sale, redemption, or exchange of Fund shares may be taxable.

If you buy shares when the Fund has realized but not yet either declared or distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

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Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by the Fund, will be provided to shareholders each year.

You must provide your Social Security number or other taxpayer identification number to the Fund along with certifications required by the Internal Revenue Service when you open an account. If you do not or it is otherwise legally required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds, and any other payments to you.

Shareholders generally will not be able to exclude exempt-interest dividends paid by the Fund from their state taxable income. However, shareholders who are residents of a state that does not impose minimum investment requirements in order for exempt dividends from a fund to be excludible from state taxable income may be eligible to exclude the percentage of income derived from obligations of that state when determining their state taxable income. The amount excludible from state taxable income generally will be relatively small, however. Information concerning the percentage of income attributable to each state will be provided to you. You should confirm with your tax adviser that income attributable to a state of residence is properly excludible when determining your taxable income. In addition, the portion of the Fund's dividends attributable to private activity bonds may be a tax preference item for state AMT purposes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

AUTOMATIC SERVICES FOR FUND INVESTORS

Fee-Based Program Investors. You should consult your Financial Intermediary about automatic services that may be offered through your Fee-Based Program.

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All Other Investors. You may buy or sell shares automatically with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the application or by calling 888-522-2388.

For investing

Invest-A-Matic* (Dollar-cost averaging)	You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the application for instructions.

Div-Move*	You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

  *  In the case of Financial Intermediaries maintaining accounts in omnibus recordkeeping environments or in nominee name that aggregate the underlying accounts' purchase orders for Fund shares, the minimum subsequent investment requirements described above will not apply to such underlying accounts.

For selling shares

Systematic Withdrawal Plan ("SWP")	You can make regular withdrawals from most Lord Abbett-sponsored funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish an SWP, the value of your shares for Class A or C must be at least $10,000, and for Class B the value of your shares must be at least $25,000. Your shares must be in non-certificate form.

Class B and C Shares	The CDSC will be waived on redemptions of up to 12% of the current value of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation. Redemption proceeds due to an SWP for Class B and C shares will be redeemed in the order described under "CDSC" under "Sales Charges."

OTHER SERVICES FOR FUND INVESTORS

Fee-Based Program Investors. You should consult your Financial Intermediary about other services that may be offered through your Fee-Based Program.

All Other Investors. The following additional services are offered to individual investors as well as investors not qualifying for another investment category.

Telephone and Online Purchases and Redemptions. Shareholders, other than shareholders who hold their shares in an account maintained by a broker-dealer, may have direct

Telephone and Online Transactions. For your security, telephone and online transactions requests are recorded. We will take measures to verify the identity of the person calling or submitting a request online, such as asking for your name, account number, personal identification number and other relevant information.The Fund will not be liable for following instructions communicated by telephone or online that it reasonably believes to be genuine.

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account access privileges with the Fund, which allows shareholders to purchase or redeem shares by telephone or online. For new accounts, you may obtain direct account access privileges by completing the account application (including providing your bank information) and indicating that you wish telephone or online trading privileges. For existing accounts, you may obtain telephone or online trading privileges by submitting an application for ACH electronic funds transfer.

Transactions by telephone or online may be difficult to submit during times of drastic economic or market changes or during other times where communications may be difficult. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

•  Security. The Fund and its service providers employ verification and security measures for your protection. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online. The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

•  Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

•  No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel a transaction submitted once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

•  Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

•  Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your account to cover such losses, fees and expenses.

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Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

OTHER INFORMATION FOR FUND INVESTORS

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund's investment return.

To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as "price arbitrage"). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder's ability to engage successfully in price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For

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more information about these procedures, see "Other Information for Fund Investors – Pricing of Fund Shares."

The Fund's Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund's policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming Fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) retirement and benefit plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a Fee-Based Program or mutual fund separate account program; and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and

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Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor's financial advisor) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's financial advisor) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may be subject to a CDSC or result in tax consequences. As stated above, although we generally notify the investor (and/or the investor's financial advisor) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase

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orders on his or her behalf. A substantial portion of the Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name. The nature of these relationships also may inhibit or prevent the Distributor or the Fund from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments typically have agreed to assess the CDSCs or assist the Distributor or the Fund in assessing them.

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Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date and place of organization or date of birth, taxpayer identification number or Social Security number and we may ask for other information that will allow us to identify you. We will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders or account applications accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales (including exchanges) of Fund shares are executed at the NAV (subject to any applicable sales charges) next determined after the Fund receives your order in proper form. Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next business day's NAV. In the case of purchase, redemption, or exchange orders placed through your Financial Intermediary, when acting as the Fund's authorized agent (or the agent's designee), the Fund will be deemed to have received the order when the agent or designee receives the order in proper form.

In calculating NAV, securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Securities having remaining maturities of 60 days or less are valued at their amortized cost. Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued under fair value procedures approved by and

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administered under the supervision of the Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

These tables describe the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period without considering the effects of sales load and assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Report of Independent Registered Public Accounting Firm thereon appear in the 2008 annual report to shareholders and are incorporated by reference in the statement of additional information, which is available upon request. Certain information reflects financial results for a single Fund share.

FINANCIAL INFORMATION
52

HIGH YIELD MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Year Ended 9/30			12/1/2004(a) to
	2008	2007	2006	9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.03	$15.81	$15.41	$15.00
Investment operations:
Net investment income(b)				.03
Net realized and unrealized gain				.17
Total from investment operations				.20
Distributions to shareholders from:
Net investment income				(.03)
Net asset value on SEC Effective Date, December 30, 2004				$15.17
Investment operations:
Net investment income(b)	.75	.75	.82	.56
Net realized and unrealized gain (loss)	(3.13)	(.77)	.37	.31
Total from investment operations	(2.38)	(.02)	1.19	.87
Distributions to shareholders from:
Net investment income	(.76)	(.76)	(.79)	(.63)
Net asset value, end of period	$11.89	$15.03	$15.81	$15.41
Total Return(c)				1.36	%(d)(e)
Total Return(c)	(16.33)%	(.23)%	7.97%	5.79	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.27%	1.31%	.49%	.15	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.79%	.67%	.16%	.00	%(d)(h)
Expenses, excluding expense reductions and expenses assumed	1.30%	1.52%	1.34%	1.00	%(i)
Net investment income	5.50%	4.75%	5.28%	4.80	%(i)
Supplemental Data:
Net assets, end of period (000)	$695,723	$959,170	$731,726	$312,948
Portfolio turnover rate	47.95%	24.92%	62.27%	70.93	%(d)

  (a)  Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Not annualized.

  (e)  Total return for the period 12/1/2004 through 12/30/2004.

  (f)  Total return for the period 12/30/2004 through 9/30/2005.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

  (h)  Amount is less than .01%.

  (i)  Annualized.

FINANCIAL INFORMATION
53

HIGH YIELD MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Year Ended 9/30			12/1/2004(a) to
	2008	2007	2006	9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.03	$15.81	$15.41	$15.00
Investment operations:
Net investment income(b)				.02
Net realized and unrealized gain				.17
Total from investment operations				.19
Distributions to shareholders from:
Net investment income				(.02)
Net asset value on SEC Effective Date, December 30, 2004				$15.17
Investment operations:
Net investment income(b)	.70	.68	.77	.58
Net realized and unrealized gain (loss)	(3.14)	(.78)	.37	.29
Total from investment operations	(2.44)	(.10)	1.14	.87
Distributions to shareholders from:
Net investment income	(.68)	(.68)	(.74)	(.63)
Net asset value, end of period	$11.91	$15.03	$15.81	$15.41
Total Return(c)				1.29	%(d)(e)
Total Return(c)	(16.70)%	(.74)%	7.62%	5.80	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.74%	1.77%	.80%	.22	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	1.26%	1.13%	.47%	.07	%(d)
Expenses, excluding expense reductions and expenses assumed	2.07%	2.24%	1.96%	1.85	%(h)
Net investment income	5.10%	4.29%	4.99%	4.74	%(h)
Supplemental Data:
Net assets, end of period (000)	$10	$11	$11	$10
Portfolio turnover rate	47.95%	24.92%	62.27%	70.93	%(d)

  (a)  Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Not annualized.

  (e)  Total return for the period 12/1/2004 through 12/30/2004.

  (f)  Total return for the period 12/30/2004 through 9/30/2005.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

  (h)  Annualized.

FINANCIAL INFORMATION
54

HIGH YIELD MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Year Ended 9/30			12/1/2004(a) to
	2008	2007	2006	9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.03	$15.81	$15.41	$15.00
Investment operations:
Net investment income(b)				.02
Net realized and unrealized gain				.17
Total from investment operations				.19
Distributions to shareholders from:
Net investment income				(.02)
Net asset value on SEC Effective Date, December 30, 2004				$15.17
Investment operations:
Net investment income(b)	.68	.67	.76	.56
Net realized and unrealized gain (loss)	(3.14)	(.77)	.38	.31
Total from investment operations	(2.46)	(.10)	1.14	.87
Distributions to shareholders from:
Net investment income	(.68)	(.68)	(.74)	(.63)
Net asset value, end of period	$11.89	$15.03	$15.81	$15.41
Total Return(c)				1.29	%(d)(e)
Total Return(c)	(16.77)%	(.74)%	7.62%	5.79	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.78%	1.81%	.88%	.15	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	1.30%	1.17%	.54%	.00	%(d)(h)
Expenses, excluding expense reductions and expenses assumed	1.93%	2.17%	1.98%	1.78	%(i)
Net investment income	5.00%	4.25%	4.98%	4.79	%(i)
Supplemental Data:
Net assets, end of period (000)	$392,360	$538,419	$349,911	$125,319
Portfolio turnover rate	47.95%	24.92%	62.27%	70.93	%(d)

  (a)  Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Not annualized.

  (e)  Total return for the period 12/1/2004 through 12/30/2004.

  (f)  Total return for the period 12/30/2004 through 9/30/2005.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

  (h)  Amount is less than .01%.

  (i)  )Annualized.

FINANCIAL INFORMATION
55

HIGH YIELD MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Class F Shares
	Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.03	$15.03
Investment operations:
Net investment income(b)	.76	—	(c)
Net realized and unrealized gain (loss)	(3.13)	—	(c)
Total from investment operations	(2.37)	—	(c)
Distributions to shareholders from:
Net investment income	(.76)	—
Net asset value, end of period	$11.90	$15.03
Total Return(d)	(16.19)%	.00%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.20%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.72%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses assumed	1.20%	.00	%(e)(f)
Net investment income	5.90%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$4,513	$10
Portfolio turnover rate	48.10%	24.92%

  (a)  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Amount is less than $.01.

  (d)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (e)  Not annualized.

  (f)  Amount is less than .01%.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

FINANCIAL INFORMATION
56

HIGH YIELD MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class P Shares
	Year Ended 9/30			12/1/2004(a) to
	2008	2007	2006	9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.04	$15.82	$15.42	$15.00
Investment operations:
Net investment income(b)				.03
Net realized and unrealized gain				.17
Total from investment operations				.20
Distributions to shareholders from:
Net investment income				(.03)
Net asset value on SEC Effective Date, December 30, 2004				$15.17
Investment operations:
Net investment income(b)	.74	.75	.83	.58
Net realized and unrealized gain (loss)	(3.13)	(.77)	.36	.30
Total from investment operations	(2.39)	(.02)	1.19	.88
Distributions to shareholders from:
Net investment income	(.75)	(.76)	(.79)	(.63)
Net asset value, end of period	$11.90	$15.04	$15.82	$15.42
Total Return(c)				1.34	%(d)(e)
Total Return(c)	(16.34)%	(.25)%	7.94%	5.86	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.35%	1.32%	.47%	.18	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.87%	.66%	.13%	.03	%(d)
Expenses, excluding expense reductions and expenses assumed	1.51%	1.73%	1.45%	1.34	%(h)
Net investment income	5.46%	4.77%	5.41%	4.80	%(h)
Supplemental Data:
Net assets, end of period (000)	$10	$12	$12	$11
Portfolio turnover rate	47.95%	24.92%	62.27%	70.93	%(d)

  (a)  Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Not annualized.

  (e)  Total return for the period 12/1/2004 through 12/30/2004.

  (f)  Total return for the period 12/30/2004 through 9/30/2005.

  (g)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

  (h)  Annualized.

FINANCIAL INFORMATION
57

NOTES:

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To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.
By mail. Write to the Fund at: The Lord Abbett Family of Funds 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com
Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on the Fund is available free upon request including the following:

ANNUAL/SEMIANNUAL REPORT

The Fund's annual and semiannual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year. The reports are available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus). The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Municipal Income Trust

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC

LA-HYM-1
(2/09)

SEC File Number: 811-06418

LORD ABBETT

Statement of Additional Information	February 1, 2009

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett High Yield Municipal Bond Fund

(Class A, B, C, F, and P Shares)

This statement of additional information (“SAI”) is not a prospectus.  A prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ, 07302-3973.  This SAI relates to, and should be read in conjunction with, the prospectus for the Lord Abbett Municipal Income Trust – Lord Abbett High Yield Municipal Bond Fund dated February 1, 2009. Certain capitalized terms used throughout this SAI are defined in the Fund’s prospectus.

Shareholder account inquiries should be made by directly contacting the Fund or by calling 888-522-2388.  The Fund’s annual and semiannual reports to shareholders contain additional performance information and are available without charge, upon request by calling 888-522-2388.  In addition, you can make inquiries through your dealer.

1.

Fund History

Lord Abbett Municipal Income Trust (the “Income Trust” or the “Trust”) was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002 with an unlimited number of shares of beneficial interest authorized. The Income Trust was formerly known as Lord Abbett Tax-Free Income Trust, and changed its name effective December 30, 2004. The Income Trust consists of five series or portfolios, one of which is described in this SAI: Lord Abbett High Yield Municipal Bond Fund (the “Fund”).

The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”).  The Fund has six classes of shares (A, B, C, F, I and P), but only Class A, B, C, F, and P shares are described in this SAI. Class B shares and Class P shares are neither offered to the general public nor available in all states. Class I shares are described in a separate statement of additional information.

2.

Investment  Policies

Fundamental Investment Restrictions.  The Fund’s investment objective and the requirement that it invest 80% of its net assets in municipal securities, the interest on which is exempt from regular federal income tax as described in the Prospectus, cannot be changed without the approval of a majority of the Fund’s outstanding shares(1).  The Fund is also subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of the Fund’s outstanding shares.

The Fund may not:

(1)

borrow money (except that (i) the Fund may borrow from banks(2) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law);(3)

(2)	pledge its assets (other than to secure such borrowings or to the extent permitted by the Fund’s investment policies as permitted by applicable law);(4)

(3)

engage in the underwriting of securities except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)

make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)

buy or sell real estate (except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts (except to the extent the Fund may do so in accordance with applicable

(1)  Under Section 2(a)(42) of the 1940 Act, approval by a “majority of the Fund’s outstanding shares” means the vote of  the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

(2)  Section 2(a)(5) of the 1940 Act defines the term “bank” to include depository institutions, foreign banks, and member banks of the Federal Reserve System, among others.

(3)  Securities and Exchange Commission (“SEC”) staff interpretations regarding Section 12(a)(1) of the Act currently prohibit the Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(4)  Section 18(f)(1) of the Act prohibits the Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above.  For the purpose of this restriction the deposit of assets in a segregated account with the Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

2

law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)

invest 25% or more of its assets, taken at market value, in the securities of issuers in any particular industry (excluding tax-exempt securities such as tax-exempt securities financing facilities in the same industry or issued by nongovernmental users and securities of the U.S. Government, its agencies and instrumentalities); or

(7)	issue senior securities to the extent such issuance would violate applicable law.(5)

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the first restriction, with which the Fund must comply on a continuous basis.

Non-Fundamental Investment Restrictions.  In addition to the Fund’s investment objective in the prospectus and the investment restrictions above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Trustees (the “Board”) without shareholder approval.

The Fund may not:

(1)	make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)

invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933 (“Rule 144A”) determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)	invest in securities issued by other investment companies, except to the extent permitted by applicable law;(6)

(4)

invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)

invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities;

(6)	write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s prospectus and SAI, as they may be amended from time to time or;

(7)

buy from or sell to any of the Income Trust’s officers, directors, trustees, employees, or the Fund’s investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Income Trust.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the second and fourth non-fundamental restrictions, with which the Fund must comply at the time of purchase. The Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity or the sale of liquid securities; however, in these situations the Fund will take appropriate measures to reduce the percent of its assets invested in illiquid securities.

Portfolio Turnover Rate.  For the fiscal years ended September 30, 2008 and September 30, 2007, the portfolio turnover rates for the Fund were 47.95% and 24.92%, respectively.

(5)  Section 18(f) of the 1940 Act prohibits the Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that the Fund may borrow money from banks in amounts of up to 33 1/3% of its total assets.

(6)  Under Section 12(d)(1) of the 1940 Act, the Fund may not acquire more than 3% of the voting shares of any other investment company, invest more than 5% of the Fund’s total assets in securities of any one investment company, or invest more than 10% of the Fund’s total assets in securities of all investment companies.

3

Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that the Fund may use and some of the risks associated with some investments and techniques.  The composition of the Fund’s portfolio and the investments and techniques that the Fund uses in seeking its investment objective and employing its investment strategies will vary over time.  The Fund may use each of the investments and techniques described below at all times, at some times or not at all.  While some of these investments and techniques involve risk when used independently, the Fund intends to use them to reduce risk and volatility in its portfolio.

Borrowing Money. The Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.” If the Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses. The Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Futures Contracts and Options on Futures Contracts.  Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments, called “variation margin,” are made on a daily basis as the market price of the futures contract or option fluctuates.

The Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs.  The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

•

While the Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

•

Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

•

While interest rates on taxable securities generally move in the same direction as the interest rates on municipal bonds, frequently there are differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the municipal bond being hedged than when using a financial futures contract on a municipal bond or a municipal bond index.

•	The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

•	Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s net asset value.

•	As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.

•	Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

High-Yield or Lower-Rated Debt Securities.  The Fund may invest up to 100% of its assets in high-yield debt securities. High-yield debt securities (also referred to as “lower-rated debt securities” or “junk bonds”) are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities.  When compared to investment grade debt securities, high-yield debt securities:

4

•	have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•	tend to be less sensitive to interest rate changes; and

•	pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

Since the risk of default is higher among high-yield debt securities, Lord Abbett’s research and analysis are important ingredients in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Fund seeks to reduce this risk.  There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.

Illiquid Securities.  The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

•	Securities that are not readily marketable.

•	Certain municipal leases and participation interests.

•	Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•	Certain structured securities and certain swap transactions.

•

Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer (“QIB”) without registration and without regard to whether the seller originally purchased the security for investment.  Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that QIBs become for a time uninterested in purchasing these securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.  Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security.  Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events.  Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate.  If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions.  A swaption is an option to enter into a swap agreement.  Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms.  The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.  An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Fund may enter into swap transactions for hedging purposes or to seek to increase total return.  The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange

5

rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Investment Companies.  The Fund may invest in securities of other investment companies subject to limitations prescribed by the Act.  These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.  The Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests.  Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Municipal Bonds.  In general, municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, Puerto Rico, and their political subdivisions, agencies and instrumentalities.  Municipal bonds are issued to obtain funds for various public purposes, including the construction of bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  They may be used to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to lend to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.  In addition, the term “municipal bonds” includes certain types of “private activity” bonds including industrial development bonds issued by public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity, or sewerage or solid waste disposal.  Under the Tax Reform Act of 1986, as amended, substantial limitations were imposed on new issues of municipal bonds to finance privately-operated facilities.  The interest on municipal bonds generally is excludable from gross income for federal income tax purposes of most investors.

The two principal classifications of municipal bonds are “general obligation” and limited obligation or “revenue bonds.” General obligation bonds are secured by the pledge of the faith, credit and taxing power of the municipality for the payment of principal and interest.  The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  “Private activity” bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the faith, credit or taxing power of the municipality.  The credit quality of such municipal bonds usually is directly related to the credit standing of the user of the facilities.  There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

In addition, municipal bonds include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment purchase agreements. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or local government. Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the Fund would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

Municipal bonds may also be in the form of a tender option bond, which is a municipal bond (generally held pursuant to a custodial agreement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Fund’s duration. There is a risk that the Fund will not be considered the

6

owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid.

The Fund may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable both of which may be issued by domestic banks or foreign banks.

The yields on municipal bonds depend on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and the rating of the issue.  The ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch Ratings (“Fitch”) represent their opinions as to the quality of the municipal bonds which they undertake to rate.  It should be emphasized, however, that such ratings are general and are not absolute standards of quality.  Consequently, municipal bonds with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Some municipal bonds feature credit enhancements, such as lines of credit, municipal bond insurance and standby bond purchase agreements (SBPAs).  SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower, bond issuer, or bond insurer.

Appendix A hereto contains a description of certain municipal bond ratings.

Non-Investment Grade Municipal Bonds.  Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as “high yield” or “junk” bonds) may be highly speculative and have poor prospects for reaching investment grade standing.  Non-investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default.  These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions.  As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities.  In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.  Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price.  These factors may have an adverse effect on the

7

market price and the Fund’s ability to dispose of particular portfolio investments.  A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the lower rated securities in its portfolio.

Options on Securities.  The Fund may purchase and write put and call options on securities or securities indices that are traded on national securities exchanges or over-the-counter (“OTC”).  A “call option” is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.  The Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of portfolio securities.  During the period of the option, the Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium).  The Fund also may enter into “closing purchase transactions” in order to terminate its obligation to deliver the underlying security. This may result in a short-term gain or loss.  A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written.  If the Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period.  A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the portfolio manager believes a more defensive and less fully invested position is desirable in light of market conditions. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options.  The Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund’s net assets. The Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund’s net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Fund’s portfolio securities, the Fund may incur losses.  The use of options can also increase the Fund’s transaction costs. OTC options will present greater possibility of loss because of their greater illiquidity and credit risks.

Residual Interest Bonds.  The Fund may invest up to 100% of its net assets in residual interest bonds (“RIBs”) (also known as “inverse floaters”) to enhance income and manage portfolio duration.  RIBs are issued by tender option bond trusts (“trusts”) that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts.  In addition to RIBs, these trusts typically issue short-term floating rate certificates or notes which are usually sold to money market funds (“floating rate notes”).  A RIB is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note.  Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond.  RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall.  The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall.  RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile.  RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

The Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;” therefore, the municipal bonds deposited into such trusts are presented in the Fund’s schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates.  Interest income from the underlying bonds is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the

8

Fund. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by the Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par, and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Securities Lending.  Although the Fund has no current intention of doing so, the Fund may lend portfolio securities to registered broker dealers.  These loans may not exceed 30% of the Fund’s total assets.  Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or other permissible means at least equal to 102% of the market value of the securities loaned.  The Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.”  No fee will be paid to affiliated persons of the Fund.

By lending portfolio securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Securities lending involves the risk that the borrower will fail to return the securities in a timely manner or at all.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

Structured Securities.  The Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity.  The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.  These securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  The Fund could lose more than the principal amount invested.

Temporary Defensive Investments. As described in the prospectus, the Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position..  Temporary defensive securities include:

•                  Short-Term Taxable Securities The Fund may invest in bonds, the interest on which is subject to federal income tax.

•                  Obligations of the U.S. Government and its agencies and instrumentalities.  U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury.  These securities include Treasury bills, notes and bonds.

•                  Commercial paper.  Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is issued in bearer form with maturities generally not exceeding nine months.  Commercial paper obligations may include variable amount master demand notes.

When-Issued Municipal Bonds. The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment (“settlement”) normally taking place approximately one month after the purchase date.  However, the payment obligation and the interest rate to be received by the Fund are each fixed on the purchase date.  During the period between purchase and settlement, the Fund’s assets consisting of cash and/or high-grade marketable debt securities, marked to market daily, in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of value.  While we may sell when-issued securities prior to settlement, we intend to actually acquire such securities unless a sale appears desirable for investment reasons.

Yield Curve Options.   The Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is

9

based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remain constant, or if the spread moves in a direction or to an extent which was not anticipated.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds.   The Fund may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

As the buyer of these types of securities, the Fund will recognize a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return.

Investments in these securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand.  Except as noted below, the Fund does not provide its  portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.lordabbett.com or otherwise.  The exceptions are as follows:

(1)          The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund one day following each calendar period-end.  The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

(2)          The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end; and

(3)          The Fund may provide its portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund

10

related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or for similar purposes.  The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Fund’s Class B shares. The fees payable to SGC are based in part on the value of the Fund’s portfolio securities.  In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Fund) and may engage in certain hedging transactions based on the information.  However, SGC will not engage in transactions based solely on the Fund’s portfolio holdings.

In addition and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Fund’s policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund’s portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio-related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Fund that have investment objectives and requirements that may be substantially similar to the Fund’s.  Such clients also may have portfolios consisting of holdings substantially similar to the Fund’s holdings.  Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement.  It is possible that any such client could trade ahead of or against the Fund based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett.  In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice.  To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients.  Attached as Appendix B is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

3.

Management of the Fund

The Board of Trustees is responsible for the management of the business and affairs of the Income Trust in accordance with the laws of the State of Delaware.  The Board appoints officers who are responsible for the day-to-day operations of the Income Trust and who execute policies authorized by the Board.  As discussed in the Fund’s semiannual report to shareholders the Board also approves an investment adviser to the Income Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Income Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Income Trust’s investment adviser.

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Interested Trustees

The following Trustees are partners of Lord Abbett and are “interested persons” of the Income Trust as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1991 and Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990—2007).	N/A

Independent Trustees

The following independent or outside Trustees (“Independent Trustees”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998—2000), Acting Chief Executive Officer of Courtroom Television Network (1997—1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991—1997).

Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush—O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. (since 1991) and Interstate Bakeries Corp. (since 1991).

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram—Hill and Hillsdale Development Company, a residential real estate development firm (1998—2000).

Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

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Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002—2003), Chairman of Warburg Dillon Read, an investment bank (1999—2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997—1999), Chief Executive Officer of Dillon, Read & Co. (1994 —1997).

Currently serves as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1991	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979—1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Income Trust. All of the officers of the Income Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990—2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

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Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006

Partner and Director, joined Lord Abbett in 2006, formerly a Vice President and Portfolio Manager at Nuveen Investments (1992—1999 and 2003—2006) prior thereto Principal and Portfolio Manager at Vanguard Group from (1999—2003).

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002—2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005—2006), and Stradley Ronon Stevens & Young, LLP (2000—2005).

Peter Scott Smith (1966)	Vice President	Elected in 2000	Portfolio Manager, joined Lord Abbett in 1992.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007

Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Senior Vice President and General Counsel (1999-2005), and Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc. (2005-2007).

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Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2007, formerly a Portfolio Manager at McDonnell Investment Management (2001—2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contract Committee.

The Audit Committee is composed wholly of Trustees who are not “interested persons” of the Income Trust.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs, and Tullis.  The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Income Trust, and the quality and integrity of the Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund’s independent registered public accounting firm and considering violations of the Income Trust’s Code of Ethics to determine what action should be taken.  The Audit Committee meets at least quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Trustees who are not “interested persons” of the Income Trust, and also may include one or more Trustees who are partners or employees of Lord Abbett.  The current members of the Proxy Committee are three Independent Trustees: Messrs. Bush and Neff, and Ms. Hill.  The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Income Trust; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.  During the past fiscal year, the Proxy Committee met twice.

The Nominating and Governance Committee is composed of all the Trustees who are not “interested persons” of the Income Trust.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation.  During the past fiscal year, the Nominating and Governance Committee met four times.  The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Fund’s shareholders to serve as an Independent Trustee.  A shareholder who would like to recommend a candidate may write to the Fund.

The Contract Committee consists of all Trustees who are not “interested persons” of the Income Trust. The Contract Committee conducts much of the factual inquiry undertaken by the Trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. The Contract Committee held two formal meetings during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

For simplicity, the “Compensation Disclosure” section uses the term “directors/trustees” to include Trustees of the Trust and the directors/trustees of all other Lord Abbett-sponsored funds.

The following table summarizes the compensation paid to each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for independent directors/trustees.  The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee.  No

15

director/trustee of the funds associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

Name of Directors/Trustees	For the Fiscal Year Ended September 30, 2008 Aggregate Compensation Accrued by the Income Trust (1)	For the Year Ended December 31, 2008 Total Compensation Paid by the Income Trust, and Thirteen Other Lord Abbett-Sponsored Funds(2)

E. Thayer Bigelow	$6,410	$256,000
William H.T. Bush	$5,907	$229,000
Robert B. Calhoun, Jr.	$6,692	$261,000
Julie A. Hill	$5,772	$229,000
Franklin W. Hobbs	$6,108	$239,000
Thomas J. Neff	$6,004	$235,000
James L.L. Tullis	$6,104	$239,000

(1)           Independent directors’/trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund.  A portion of the fees payable by the fund to its independent directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of the fund for later distribution to the directors/trustees.  In addition, $25,000 of each director’s/trustee’s retainer must be deferred and is deemed invested in shares of the fund and other Lord Abbett-sponsored funds under the equity-based plan.  Of the amounts shown in the second column, the total deferred amounts for the directors/trustees are $677, $1,207, $6,692, $1,936, $6,108, $6,004 and $2,333, respectively.

(2)           The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2008, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each director/trustee in the Fund and other Lord Abbett-sponsored funds as of December 31, 2008. The amounts shown include deferred compensation to the directors/trustees deemed invested in fund shares. The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Director/Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds

Robert S. Dow	None	Over $100,000
Daria L. Foster	Over $100,000	Over $100,000
E. Thayer Bigelow	$1-$10,000	Over $100,000
William H. T. Bush	$1-$10,000	Over $100,000
Robert B. Calhoun, Jr.	$1-$10,000	Over $100,000
Julie A. Hill	$1-$10,000	Over $100,000
Franklin W. Hobbs	$1-$10,000	Over $100,000
Thomas J. Neff	$1-$10,000	Over $100,000
James L. L. Tullis	$1-$10,000	Over $100,000

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Income Trust’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing (the “Advisory Group”).  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) transacting in a security that the person covers as an analyst or with respect to which the person has

16

participated in a non-public investor meeting with company management within the six months preceding the requested transaction, (3) profiting on trades of the same security within 60 days, (4) trading on material and non-public information, and (5) engaging in market timing activities with respect to the Lord Abbett-sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Fund has delegated proxy voting responsibilities to the Fund’s investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight.  Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix C.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available on the SEC’s website at www.sec.gov.  The Fund also has made this information available, without charge, on Lord Abbett’s website at www.lordabbett.com.

4.

Control Persons and Principal Holders of Securities

Shareholders beneficially owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.  As of January 6, 2009, to the best of our knowledge, there were no record holders who held 25% or more of the Fund’s outstanding shares.

As of January 6, 2009, to the best of our knowledge, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of the specified class of the Fund’s outstanding shares were as follows:

Citigroup Global Markets Inc.	Class A	:	12.05%
333 West 34th St. – 3rd FL	Class C	:	18.30%
New York, NY 10001-2402

Edward Jones & Co.	Class A	:	31.26%
201 Progress Pkwy
Maryland Hts, MO 63043-3009

MLPF&S	Class A	:	16.22%
for the Sole Benefit of its Customers	Class C	:	39.04%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

Morgan Stanley & Co.	Class C	:	5.07%
Harborside Financial Center
Plaza II, 3rd Floor
Jersey City, NJ 07311

Raymond James & Associates Inc.	Class F	:	13.05%
FBO Christopher Mammoser TTEE
U/A DTD Aug 28, 2003
Christopher Mammoser Rev Trust
26W 60 Wood Lark Dr.
Carol Stream, IL 60188-4544

Raymond James & Associates Inc.	Class F	:	7.57%
FBO Beth Ann Benson TTEE
U/A DTD Nov 19 1991
Beth Ann Benson Trust
504 W Dunlap St
Northville, MI 48167-1409

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Lord, Abbett & Co. LLC	Class B*:	99.62%
90 Hudson Street	Class P*:	99.54%
Jersey City, NJ 07302-3900

As of January 6, 2009, the Funds’ officers and directors/trustees, as a group, owned less than 1% of each class of the Fund’s outstanding shares.

*  As of January 6, 2009, Lord Abbett owns approximately 100% of the outstanding shares of Class B and P.  It is anticipated that over time this percentage will decrease.

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the prospectus, Lord Abbett is the Fund’s investment adviser.  Lord Abbett is a privately held investment manager. The address of Lord Abbett is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Income Trust, Lord Abbett is entitled to an annual management fee based on the Fund’s average daily net assets.  The management fee is calculated daily and payable monthly at the following annual rate:

0.50% on the first $1 billion of average daily net assets;

0.45% on the next $1 billion of average daily net assets; and

0.40% on average daily net assets over $2 billion.

The management fees paid to Lord Abbett by the Fund for the past three fiscal years ended September 30 were as follows:

2008	2007	2006
$6,184,721	$6,842,396	$3,604,027

For the fiscal year ended September 30, 2008, Lord Abbett voluntarily waived a portion of its entire effective management fee of 0.49%. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.  Other expenses reimbursed by Lord Abbett and not repaid were $897,365.

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund.  Under the Agreement, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%. This fee is allocated among the classes of shares of the Fund based on average daily net assets.

The administrative service fees paid to Lord Abbett by the Fund for the past three fiscal years ended September 30 were as follows:

2008	2007	2006
$505,309	$563,768	$288,417

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Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and/or may assume other expenses of the Fund.

Portfolio Managers

As stated in the prospectus, the Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The portfolio management team is headed by Daniel S. Solender.  Assisting Mr. Solender is Peter Scott Smith.  Messrs. Solender and Smith are jointly and primarily responsible for the day-to-day management of the Fund.

The following table indicates for the Fund as of September 30, 2008:  (1) the number of other accounts managed by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of the Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

Other Accounts Managed (# and Total Assets+)*
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
High Yield Municipal Bond Fund	Daniel S. Solender	10 / $2,360.9	0/ $0.00	7,466 / $5,384.0
	Peter Scott Smith	10 / $2,360.9	0/ $0.00	0/ $0.00

+      Total Assets are in millions.

*      Included in the number of accounts and total assets are 0 accounts with respect to which the management fee is based on the performance of the account.

Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Fund and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies.  A portfolio manager potentially could use information concerning the Fund’s transactions to the advantage of other accounts and to the detriment of the Fund.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Fund.  Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Fund and the investments of the other accounts referenced in the table above.

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Compensation of Portfolio Managers

When used in this section, the term “fund” refers to the Fund, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager.  Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions.  The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors.  These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors.  In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer groups maintained by rating agencies, as well as the Fund’s peer group.  In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team.  Lord Abbett does not manage hedge funds.  In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Portfolio Managers

The following table indicates for the Fund the dollar range of shares beneficially owned by the portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund, as of September 30, 2008.  This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

High Yield Municipal Bond Fund	Daniel S. Solender			X
	Peter Scott Smith		X

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is the Fund’s custodian.  The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates the Fund’s net asset value.

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Transfer Agent

DST Systems, Inc., 210 West 10th St., Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Fund.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Fund and must be approved at least annually by the Fund’s Board to continue in such capacity.  Deloitte & Touche LLP performs audit services for the Fund, including the examination of financial statements included in the Fund’s annual report to shareholders.

6.

Portfolio Transactions and Brokerage Allocations

Investment and Brokerage Discretion.  The Fund’s Management Agreement authorizes Lord Abbett to place orders for the purchase and sale of portfolio securities.  In doing so, Lord Abbett seeks to obtain “best execution” on all portfolio transactions.  This means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions, and taking into account the full range and quality of the broker-dealers’ services.  To the extent consistent with obtaining best execution, the Fund may pay a higher commission than some broker-dealers might charge on the same transaction.  Lord Abbett is not obligated to obtain the lowest commission rate available for a portfolio transaction exclusive of price, service and qualitative considerations.

Selection of Brokers and Dealers.  The policy on best execution governs the selection of broker-dealers and selection of the market and/or trading venue in which to execute the transaction.  Normally, traders who are employees of Lord Abbett make the selection of broker-dealers.  These traders are responsible for seeking best execution.  They also conduct trading for the accounts of other Lord Abbett investment management clients, including investment companies, institutions and individuals.  To the extent permitted by law, the Fund, if Lord Abbett considers it advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund or client without the intervention of any broker-dealer.

To the extent the Fund purchases or sells fixed-income securities, the Fund generally will deal directly with the issuer or through a primary market-maker acting as principal on a net basis.  When dealing with a broker-dealer serving as a primary market-maker, the Fund pays no brokerage commission but the price, which reflects the spread between the bid and ask prices of the security, usually includes undisclosed compensation and may involve the designation of selling concessions.  The Fund may also purchase fixed-income securities from underwriters at prices that include underwriting fees.

Evaluating the Reasonableness of Brokerage Commissions Paid.  The Fund pays a commission rate that Lord Abbett believes is appropriate under the circumstances.  While Lord Abbett seeks to pay competitive commission rates, the Fund will not necessarily be paying the lowest possible commissions on particular trades if Lord Abbett believes that the Fund has obtained best execution and the commission rates paid by the Fund are reasonable in relation to the value of the services received.  Such services include, but are not limited to, showing the Fund trading opportunities, a willingness and ability to take principal positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, providing and/or facilitating Lord Abbett’s use of proprietary and third party research, confidential treatment, promptness and reliability.  Lord Abbett may view the value of these services in terms of either a particular transaction or multiple transactions on behalf of one or more accounts that it manages.

On a continuing basis, Lord Abbett seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund and its other clients.  In evaluating the reasonableness of commission rates, Lord Abbett may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) the value of any research products and services that may be made available to Lord Abbett based on its placement of transactions with the broker-dealer; and (h) rates paid by other institutional investors based on available public information.

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Research Products and Services.  The federal securities laws permit an investment adviser, under certain circumstances, to cause the accounts it manages to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer.  For this purpose, brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody).

Brokerage and research services may be supplied to Lord Abbett by the executing broker-dealer or by a third party at the direction of the broker-dealer through which portfolio transaction orders are placed.  Research services may be provided by the executing broker-dealer to Lord Abbett in written form or through direct contact with individuals, including telephone contacts and meetings with securities analysts, economists, portfolio company management representatives and industry spokespersons and may include information on the economy, securities markets and other types of information that assist in the evaluation of investments.  Examples of research-oriented services for which Lord Abbett might pay with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

Lord Abbett does not attempt to allocate to any particular client account the relative costs or benefits of brokerage and research services received from a broker-dealer.  Rather, Lord Abbett believes that any brokerage and research services received from a broker-dealer are, in the aggregate, of assistance to Lord Abbett in fulfilling its overall responsibilities to its clients.  Accordingly, Lord Abbett may use brokerage and research services received from broker-dealers in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Fund.  Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts.

Lord Abbett believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.  Receipt of independent investment research allows Lord Abbett to supplement its own internal research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms.  Lord Abbett subjects all outside research material and information received to its own internal analysis before incorporating such content into its investment process.  As a practical matter, Lord Abbett considers independent investment research services to be supplemental to its own research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce its own research efforts.  Any investment advisory or other fees paid by the Fund to Lord Abbett are not reduced as a result of Lord Abbett’s receipt of research services.  It is unlikely that Lord Abbett would attempt to generate all of the information presently provided by broker-dealers and third party research services in part because there would no longer be an independent, supplemental viewpoint.  Also the expenses of Lord Abbett would be increased substantially if it attempted to generate such additional information through its own staff or if it paid for these products or services itself.  To the extent that research services of value are provided by or through such broker-dealers, Lord Abbett will not have to pay for such services itself.  These circumstances give rise to potential conflicts of interest, which Lord Abbett manages by following internal procedures designed to ensure that the value, type and quality of any products or services it receives from broker-dealers are permissible under the federal securities laws, including relevant regulatory interpretations thereof.

Certain of the brokerage and research services Lord Abbett receives are proprietary to the broker-dealer supplying them and provided in connection with a particular transaction or furnished by broker-dealers on their own initiative and may not have an explicit cost associated with such product or service.  In addition, Lord Abbett may purchase proprietary broker-dealer research or third party research with its own resources.

Mixed-Use Products and Services.  In some cases, Lord Abbett may receive a product or service from a broker-dealer that has both a “research” and a “non-research” use.  When this occurs, Lord Abbett makes a good faith allocation between the research and non-research uses of the product or service.  The percentage of the product or service Lord Abbett uses for research purposes may be paid for with client commissions, while Lord Abbett will use its own funds to pay for the percentage of the product or service that it uses for non-research purposes.  In making this good faith allocation, Lord Abbett faces a potential conflict of interest, but Lord Abbett believes that its allocation procedures are

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reasonably designed to ensure that it appropriately allocates the anticipated use of such products or services to their research and non-research uses.

Allocation of Brokerage Commissions.  Lord Abbett periodically assesses the contributions of the equity brokerage and research services provided by broker-dealers and creates a ranking of broker-dealers reflecting these assessments.  Portfolio managers and research analysts each evaluate the services they receive from broker-dealers and make judgments as to the value and quality of such services.  These assessments may affect the extent to which Lord Abbett trades with a broker-dealer, although the actual amount of transactions placed with a particular broker-dealer may not directly reflect its ranking in the voting process.  Lord Abbett periodically monitors the allocation of equity trading among broker-dealers.

Lord Abbett may select broker-dealers that provide brokerage and research products and services in order to ensure the continued receipt of such products and services which Lord Abbett believes are useful in its investment decision-making process.  Further, Lord Abbett may have an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable arrangements for Lord Abbett to receive research or other services.  In order to manage these conflicts of interest, Lord Abbett has adopted internal procedures that are designed to ensure that its primary objective in the selection of a broker-dealer is to seek best execution for the portfolio transaction.

Lord Abbett’s arrangements for research or brokerage services do not involve any commitment by Lord Abbett or the Fund regarding the allocation of brokerage business to or among any particular broker-dealer.  Rather, Lord Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio securities.  The Fund is prohibited from compensating a broker-dealer for promoting or selling Fund shares by directing the Fund’s portfolio transactions to the broker-dealer or directing any other remuneration to the broker-dealer, including commissions, mark-ups, mark downs or other fees, resulting from the Fund’s portfolio transactions executed by a different broker-dealer. The Fund is permitted to effect portfolio transactions through broker-dealers that also sell shares of the Lord Abbett Funds, provided that Lord Abbett does not consider sales of shares of the Lord Abbett funds as a factor in the selection of broker-dealers to execute portfolio transactions. Thus, whether a particular broker-dealer sells shares of the Lord Abbett Funds is not a factor considered by Lord Abbett when selecting broker-dealers for portfolio transactions and any such sales neither qualifies nor disqualifies the broker-dealer from executing portfolio transactions for the Fund.

Lord Abbett normally seeks to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including the Fund, to facilitate “best execution” and to reduce other transaction costs, if relevant.  All accounts included in a batched transaction through a broker-dealer that provides Lord Abbett with research or other services pay the same commission rate, regardless of whether one or more accounts has prohibited Lord Abbett from receiving any credit toward such services from its commissions.  Each account that participates in a particular batched order, including the Fund, will do so at the average share price for all transactions related to that order.

Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata).  Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account.  In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.  Lord Abbett also may not use a pro-rata allocation approach when making initial investments for newly established accounts for the purpose of seeking to fully invest such accounts as promptly as possible.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker-dealer for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap” or “SMA programs”).  In addition, some broker-dealers who have negotiated an arrangement with Lord Abbett for the provision of brokerage and research services may offer a lower commission rate for client accounts not participating in such arrangement (“non-participating accounts”).  It is Lord Abbett’s policy, however, to seek to include non-participating accounts in batched trades, as Lord Abbett believes these non-participating accounts would receive overall better execution notwithstanding the fact that the non-participating account may be able to pay a lower commission rate if it were not included in the batched trade.

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When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  When transactions for all accounts using a particular investment strategy are communicated to the trading desk at or about the same time, Lord Abbett generally will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for SMA programs, by program, and finally for directed accounts.  However, Lord Abbett may determine in its sole discretion to place transactions for one group of accounts (e.g., directed accounts or SMA programs) before or after the remaining accounts based on a variety of factors, including size of overall trade, the broker-dealer’s commitment of capital, liquidity or other conditions of the market and confidentiality.  In some cases, however, Lord Abbett’s batching, allocation and rotation procedures may have an adverse effect on the size of the position purchased for or sold by a particular account or the price paid or received by certain accounts.  Lord Abbett’s trading practices are intended to avoid systematically favoring one product or group of accounts over another and to provide fair and equitable treatment over time for all products and clients.

Total Brokerage Commissions Paid to Independent Broker-Dealers

The Fund paid total brokerage commissions on transactions of securities paid to independent broker-dealer firms are as follows for the past three fiscal years ended September 30:

2008	2007	2006
$22,463	$36,651	$11,032

Lord Abbett purchased third party research services with its own resources during the fiscal years ended September 30, 2008, 2007 and 2006.

7.

Classes of Shares

The Fund offers investors different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.  Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter, unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund.  However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter, and the election of trustees from the separate voting requirements.

The Income Trust does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act.  Under the Income Trust’s Declaration and Agreement of Trust (the “Declaration”), shareholder meetings may be called (i) at any time by certain officers of the Income Trust or by a majority of the Trustees for the purpose of taking action upon any matter requiring the vote or authority of the Fund’s shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of the Fund’s outstanding shares and entitled to vote at the meeting.

Shareholder Liability. Delaware law provides that the Trust’s shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations. The courts of some states, however, may decline to apply Delaware law on this point. The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or

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executed by the Trust. The Declaration provides for indemnification out of the Trust’s property of any shareholder or former shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement. In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law or organize another entity in which the Trust will have an interest to take over some or all of the Trust’s property or carry on the Trust’s business.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust and if the shareholders have requested that the Trustees take such action and the Trustees failed or refused to do so for a period of 60 days.

Class A Shares.  If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million or on investments that do not qualify under the other categories listed under “Net Asset Value Purchases of Class A Shares.”  If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares before the first day of the month in which the one-year anniversary of your purchase falls, you may pay a contingent deferred sales charge (“CDSC”) of 1%.  Class A shares are subject to service and distribution fees at an annual rate of 0.20% of the average daily net asset value of the Class A shares.  Other potential fees and expenses related to Class A shares are described in the Fund’s prospectus and below.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor.  That CDSC varies depending on how long you own shares.  Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class B shares.  Other potential fees and expenses related to Class B shares are described in the Fund’s prospectus and below.

Conversions of Class B Shares.  The conversion of Class B shares after approximately the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law.  If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a CDSC of 1% to Lord Abbett Distributor. Class C shares are subject to service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate. Other potential fees and expenses related to Class C shares are described in the Fund’s prospectus and below.

Class F Shares.  If you buy Class F shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC.  Class F shares are subject to service and distribution fees at an annual rate of 0.10% of the average daily net assets of the Class F shares.  Class F shares generally are available to investors participating in Fee-Based Programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to certain investors that are clients of certain registered investment advisers that have an agreement with Lord Abbett Distributor, if it so deems appropriate.  Other potential fees and expenses related to Class F shares are described in the Fund’s prospectus and below.

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Class P Shares.  If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC.  Class P shares are subject to service and distribution fees at an annual rate of 0.45% of the average daily net asset value of the Class P shares.  Class P shares are offered only on a limited basis through certain Financial Intermediaries and Retirement and Benefit Plans.  As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs, except as described in the sections “Retirement and Benefit Plan Investors” and “Fee-Based Program Investors” in the Fund’s prospectus.

Rule 12b-1 Plan

Class A, B, C, F, and P.  The Fund has adopted an Amended and Restated Joint Distribution Plan pursuant to Rule 12b-1 under the Act for all of the Fund’s share classes offered in this SAI (the “Plan”). The principal features of the Plan are described in the prospectus; however, this SAI contains additional information that may be of interest to investors.  The Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs for using reasonable efforts to secure purchasers of Fund shares.  These efforts may include, but neither are required to include nor are limited to, the following: (a) making payments to Authorized Institutions in connection with sales of shares and/or servicing of accounts of shareholders holding shares; (b) providing continuing information and investment services to shareholder accounts not serviced by Authorized Institutions receiving a service fee from the Distributor hereunder and otherwise to encourage shareholder accounts to remain invested in the shares; and (c) otherwise rendering service to the Fund, including paying and financing the payment of sales commissions, service fees and other costs of distributing and selling shares. In adopting the Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that the Plan will benefit each respective class and its shareholders.  The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case.  The Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Fund.  These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities.  Lord Abbett Distributor also uses amounts received under the Plan, as described in the prospectus, for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Fund.

The Plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and Class B, Class C, and Class F shares, 1.00%; however, the Board has approved payments of 0.20% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares, 0.10% for Class F shares, and 0.45% for Class P shares. The Fund may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, the Fund will not require payment of any otherwise applicable CDSC.

The amounts paid by the Fund to Lord Abbett Distributor pursuant to the Plan for the fiscal year ended September 30, 2008 were as follows:

Class A	Class B	Class C	Class F	Class P
$1,606,298	$107	$3,817,025	$1,752	$49

The Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan for each class, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plan should be continued.  The Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Trustees, including a majority of the Trustees who are not interested persons of the Income Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Outside Trustees”), cast in person at a meeting called for the purpose of voting on the Plan.  The Plan may not be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder for each class without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Trustees, including a majority of the Outside Trustees.  As long as the Plan is in effect, the selection or nomination of Outside Trustees is committed to the discretion of the Outside Trustees.

One Trustee, Thomas J. Neff, may be deemed to have an indirect financial interest in the operation of the Plan.  Mr. Neff, an Independent Trustee of the Income Trust, also is a director of Hewitt Associates, Inc. and owns less than 0.02% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and

26

consulting firm with approximately $3.2 billion in revenue in fiscal 2008.  Hewitt Financial Services LLC, a subsidiary of Hewitt Associates, Inc., may receive payments from the Plan of the Income Trust and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2008, Hewitt Financial Services LLC received 12b-1 payments totaling approximately $593,494 from all of the Lord Abbett-sponsored funds in the aggregate.

Payments made pursuant to the Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority, Inc. The Plan terminates automatically if it is assigned.  In addition, the Plan may be terminated with respect to a class at any time by vote of a majority of the Outside Trustees or by vote of a majority of the outstanding voting securities of the applicable class.

CDSC.  A CDSC applies upon early redemption of shares for certain classes, and (i) will be assessed on the lesser of the net asset value of the shares at the time of the redemption or the net asset value when the shares were originally purchased, and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares.  In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account.  In the case of Class B and C shares, this increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.

Class A Shares.  As stated in the prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a one-time distribution fee of up to 1% has been paid if such shares are redeemed out of the Lord Abbett-sponsored fund before the first day of the month in which the one-year anniversary of the purchase falls.

Class B Shares.  As stated in the prospectus, subject to certain exceptions, if Class B shares of the Fund (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, the Fund redeems Class B shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on Which the Purchase Order was Accepted	CDSC on Redemptions (As % of Amount Subject to Charge)

Before the 1st	5.0%
On the 1st, before the 2nd	4.0%
On the 2nd, before the 3rd	3.0%
On the 3rd, before the 4th	3.0%
On the 4th, before the 5th	2.0%
On the 5th, before the 6th	1.0%
On or after the 6th anniversary	None

In the table, an “anniversary” is the same calendar day in each respective year after the date of purchase.  All purchases are considered to have been made on the business day on which the purchase order was accepted.

Class C Shares.  As stated in the prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

General.  The percentage (1% in the case of Class A and C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, B, and C shares is sometimes hereinafter referred to as the “Applicable Percentage.”

27

There is no CDSC charged on Class F shares; however, Financial Intermediaries may charge additional fees or commissions other than those disclosed in the prospectus and SAI, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion here or in the prospectus.  You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions including required minimum distributions from an IRA. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse all or a portion of the amount paid by Lord Abbett Distributor, if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class  B and C shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the Class B or C distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously (a) until the first day of the month in which the one-year anniversary of the original purchase falls (in the case of Class A shares); (b) for six years or more (in the case of Class B shares); and (c) for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (i) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (ii) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Which Class of Shares Should You Choose?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial adviser.  The Fund’s class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time.  The most important factors are how much you plan to invest and how long you plan to hold your investment.  If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund.  We used the sales charge rates that generally apply to Class A, B, and C, and considered the effect of the higher distribution fees on Class B and C expenses (which will affect your investment return).  Of course, the actual performance of your investment cannot be predicted and will vary based on the Fund’s actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase.  The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor’s financial considerations are different.  The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.  If you are considering an investment through a Fee-Based Program (available through certain Financial Intermediaries as Class A or F share investments), you should discuss with your Financial Intermediary which class of shares is available to you and makes the most sense as an appropriate investment. Please see “Fee-Based Program Investors” in the Fund’s prospectus.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific

28

expenses on Class B or C shares for which no initial sales charge is paid.  Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

Investing for the Short Term.  If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $50,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $50,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become.  This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

Investing for the Longer Term.   If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $50,000.  If you plan to invest more than $50,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund’s Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences in Account Features That Matter to You?  Some account features may be available in whole or in part to Class A, B, and C shareholders, but not to Class F shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year).  See “Systematic Withdrawal Plan” under “Automatic Services for Fund Investors” in the prospectus for more information about the 12% annual waiver of the CDSC for Class B and C shares. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and C shares are subject.

How Do Payments Affect My Broker?  A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class.  As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares.  It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares.  The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for the Fund and Class C shareholders.  See “Financial Intermediary Compensation” in the Fund’s prospectus.

What About Shares Offered Through Fee-Based Programs?  The Fund may be offered as an investment option in Fee-Based Programs.  Financial Intermediaries may provide some of the shareholder servicing and account maintenance services with respect to these accounts and their participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for third parties to provide other investment or administrative services.  Fee-Based Program participants generally pay an overall fee that among other things covers the cost of these services.  These fees and expenses are in addition to those paid by the Fund, and could reduce your ultimate investment return in Fund shares.  For questions about such accounts, contact your sponsor or other appropriate organization.

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8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the prospectus under “Other Information for Fund Investors— Pricing of Fund Shares.”

The Fund’s Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the prospectus under “Other Information for Fund Investors— Excessive Trading and Market Timing” for more information.

Under normal circumstances we calculate the Fund’s net asset value as of the close of the New York Stock Exchange LLC (“NYSE”) on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE.  Market value will be determined as follows:  securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the OTC market if, that market more accurately reflects the market value of the bonds.   Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices.  OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the prospectus.

Information on Purchasing, Exchanging or Redeeming Shares through Fee-Based Programs is provided in the prospectus.  Please consult your Financial Intermediary for more information about how to make transactions through these programs.

Net Asset Value Purchases of Class A Shares.  Our Class A shares may be purchased at net asset value under the following circumstances:

(a)	purchases of $1 million or more;

(b)	purchases made with dividends and distributions on Class A shares of another Eligible Fund;

(c)	purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares;

(d)	purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

(e)

purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees in connection with Fee-Based Programs provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases;

(f)

purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

(g)

purchases by each Lord Abbett-sponsored fund’s directors or trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers); or

(h)

purchases through a broker-dealer for investors that are concurrently selling their holdings in Class B or C shares of the Fund and buying Class A shares of the Fund provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.  These sales transactions will be subject to the assessment of any applicable CDSCs

30

(although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

Class A shares also may be purchased at net asset value (i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, (ii) in connection with a merger, acquisition or other reorganization, (iii) by employees of our shareholder servicing agent, or (iv) by the trustees or custodians under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has a business relationship.

Exchanges.   To the extent offers and sales may be made in your state, you may exchange some or all of your shares of any class of the Fund for: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level); (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“GSMMF”); or (iii) any authorized institution’s affiliated money market fund meeting certain criteria set by  Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an “authorized money market fund” or “AMMF.”  The exchange privilege will not be available with respect to any fund, the shares of which at the time are not available to new investors of the type requesting the exchange. Shareholders in other Lord Abbett-sponsored mutual funds and AMMFs generally have the same right to exchange their shares for the corresponding class of the Fund’s shares.

In addition, shareholders who own any class of shares of an Eligible Fund may exchange such shares for a different class of shares of the same Eligible Fund without any sales charge (or contingent deferred sales charge), provided that (i) such shares are not subject to a contingent deferred sales charge and (ii) such exchange is necessary to facilitate the shareholder’s participation in a Fee-Based Program sponsored by the Financial Intermediary that is the broker of record on the shareholder’s account that holds the shares to be relinquished as part of the exchange transaction.  Likewise, shareholders who participate in a Fee-Based Program sponsored by a Financial Intermediary and own (directly or beneficially) Class A shares that were purchased with or without a sales charge, Class F shares, or Class P shares may exchange such shares acquired through the shareholder’s participation in such Fee-Based Program for Class A shares of the same Eligible Fund without incurring a sales charge (or a contingent deferred sales charge), provided that (i) such shares are not subject to a contingent deferred sales charge and (ii) the Financial Intermediary sponsoring the Fee-Based Program is the broker of record on the shareholder’s account that will hold the Class A shares of the Eligible Fund received as a result of the exchange.

The prospectus briefly describes the telephone and online exchange privileges.  Shareholders have the exchange privilege unless they refuse it in writing.  You or your investment professional, with proper identification, can instruct the Fund to exchange by telephone.  If you have direct account access privileges, you may instruct the Fund to exchange your shares by submitting a request online.

The Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.  The Fund reserves the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders.  In addition, the Fund may revoke or modify the privilege for all shareholders upon 60 days’ written notice.

You should read the prospectus of the other fund before exchanging.  In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

An exchange transaction is based on the relative net asset value of the shares being exchanged.  The net asset value, which normally is calculated each business day at the close of regular trading on the NYSE, (typically 4:00 p.m. Eastern time each business day), will be determined after the Fund or its authorized agent receives your exchange order in proper form Exchanges of Fund shares for shares of another fund generally will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax.  In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for

31

cash rather than by exchange.  The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

No sales charges are imposed on exchanges, except in the case of exchanges out of GSMMF or AMMF.  Exchanges of GSMMF or AMMF shares for shares of any Lord Abbett-sponsored fund (not including shares described under “Div-Move” below) are subject to a sales charge in accordance with the prospectus of that fund unless a sales charge (front-end, back-end or level) was paid on the initial investment in shares of a Lord Abbett-sponsored fund and those shares subsequently were exchanged for shares of GSMMF or AMMF that are currently being exchanged.  No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds or between such funds and AMMF.  Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the applicable CDSC will be charged.  Thus, if shares of a Lord Abbett-sponsored fund are tendered in exchange (“Exchanged Shares”) for shares of the same class of another fund and the Exchanged Shares  are subject to a CDSC, the CDSC will carry over to the shares being acquired (including shares of GSMMF and AMMF) (“Acquired Shares”).  Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares.  Acquired Shares held in GSMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF.  Acquired Shares held in AMMF will not be credited with the time such shares are held in AMMF.  Therefore, if Acquired Shares held in AMMF were subject to a CDSC at the time of exchange into AMMF, the CDSC Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

Letter of Intention.  Under the terms of the Letter of Intention as described in the prospectus, Purchasers (as defined in the prospectus) may qualify for a reduced sales charge immediately by signing a Letter of Intention stating the Purchaser’s intention to invest over the next 13 months a specified amount in Class A, B, C, and P shares of any Eligible Fund, which, if made at one time, would qualify for a reduced sales charge.  The 13-month period begins on the day the Fund receives the Letter of Intention.  The Purchaser must instruct the Fund upon making subsequent purchases that such purchases are subject to a Letter of Intention.  Such Class A, B, C, and P shares currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares.  Class F shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.  Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed.  The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

Rights of Accumulation.  As stated in the prospectus, Purchasers (as defined in the prospectus) may aggregate their investments in Class A, B and C shares of any Eligible Fund so that a current investment, plus the Purchaser’s holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares. Class F shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or the Fund to carry out the order.  The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the prospectus for expedited redemption procedures.

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits. Redemptions, even when followed by repurchases, are taxable transactions for shareholders that are subject to U.S. federal income tax.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move.  Under the Div-Move service described in the prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund.  The account must either be your

32

account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21.  You should read the prospectus of the other fund before investing.

Invest-A-Matic.  The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the prospectus.  To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plan.  The Systematic Withdrawal Plan (“SWP”) also is described in the prospectus.  You may establish an SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or C shares and $25,000 in the case of Class B shares.  With respect to Class B and C shares, the CDSC will be waived on redemptions of up to 12% per year of the current value of your account at the time the SWP is established.  For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption.  Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation.  With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase.  The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals.  Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment.  Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000.  The SWP may be terminated by you or by us at any time by written notice.

Purchases through Financial Intermediaries.  The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund or Lord Abbett Distributor.  The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in the Fund’s prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

A.G. Edwards & Sons, Inc.

AIG SunAmerica Life Assurance Company

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

B.C. Ziegler and Company

Bank of America

Bodell Overcash Anderson & Co., Inc.

Cadaret, Grant & Co., Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network

Edward D. Jones & Co., L.P.

Family Investors Company

Fidelity Brokerage Services, LLC

First SunAmerica Life Insurance Company

First Allied  Securities, Inc.

Genworth Life & Annuity Insurance Company

LPL Financial

Mass Mutual Life Investors Services, Inc.

Merrill Lynch Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or

certain of  its affiliates)

MetLife Securities, Inc.

Morgan Stanley DW, Inc

Nationwide Investment Services Corporation

PHL Variable Insurance Company

Phoenix Life and Annuity Company

Phoenix Life Insurance Company

Protective Life Insurance Company

RBC Dain Rauscher

RBC Insurance d/b/a Liberty Life Insurance

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

33

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

James I. Black & Co.

Janney Montgomery Scott

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Sun Life Assurance Company of Canada

Sun Life Insurance and Annuity Company of New York

UBS Financial Services Inc.

Wachovia Securities, LLC

Woodbury Financial Services, Inc.

For more specific information about any revenue sharing payments made to Dealers, investors should contact their investment professional. See “Financial Intermediary Compensation” in the Fund’s prospectus for further information.

Thomas J. Neff, an Independent Trustee of the Income Trust, is a director of Hewitt Associates, Inc. and owns less than 0.02% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $3.2 billion in revenue in fiscal 2008.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds.  In the twelve months ended October 31, 2008, Hewitt Associates LLC received recordkeeping payments totaling approximately $452,090 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Fund

The Fund has elected, qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Because the Fund is treated as a separate entity for federal income tax purposes, its status as a regulated investment company is determined separately by the Internal Revenue Service.  If it qualifies for the special tax treatment afforded to a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year the Fund does not so qualify, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming the Fund does qualify for such favorable tax treatment, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Assuming that the Fund qualifies for the special tax treatment afforded to a regulated investment company, if at the close of each quarter of a taxable year of the Fund at least 50% of the value of the Fund’s total assets consists of certain obligations the interest on which is excludible from gross income under Section 103(a) of the Code, the Fund will qualify to pay “exempt-interest” dividends to its shareholders.  Those dividends constitute the portion of aggregate dividends (excluding capital gains) as designated by the Fund, equal to the excess of the Fund’s excludible interest over certain amounts disallowed as deductions.  Exempt-interest dividends paid by the Fund are generally exempt from regular federal income tax; however, the amount of such dividends must be reported on the recipient’s federal income tax return.

The Fund may invest up to 100% of its net assets in certain “private activity bonds” that generate interest that constitute items of tax preference that are subject to the U.S. federal alternative minimum tax for individuals or entities that are subject to such tax.  In addition, all exempt-interest dividends may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax.

All dividends, other than exempt-interest dividends, are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the Fund.  The Fund may invest a portion of its portfolio in short-term taxable obligations and may engage in transactions generating gains or income which is not tax exempt, such as selling or lending portfolio securities, purchasing non-municipal securities, acquiring debt obligations at a market discount, or entering into options and futures transactions. Dividends paid by the Fund from such taxable net investment income or net realized short-term

34

capital gains are taxable to you as ordinary income.  Since the Fund’s income is not derived primarily from sources that pay “qualified dividend income,” distributions from the Fund’s taxable net investment income generally will not qualify for taxation at the reduced tax rates available to individuals on qualified dividend income.  In addition, the Fund generally does not expect that any of its dividends will qualify for any dividend-received deduction that might otherwise be available to corporate shareholders.

Distributions paid by the Fund from its net realized long-term capital gains that are designated by the Fund as “capital gain dividends” are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares.  The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (0% for certain taxpayers in the 10% or 15% income tax brackets) for capital assets held for more than one year.  You should also be aware that the benefits of the long-term capital gains rates may be reduced if you are subject to the alternative minimum tax.  Under current law, the reduced federal income tax rates on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.  Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

The Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of up to eight years to offset the Fund’s capital gains in those years.  To the extent capital gains are offset by such losses, they do not result in tax liability to the Fund and are not expected to be distributed to you as capital gain dividends.

Distributions paid by the Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gain from the sale of the shares.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared. The Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Redemptions and exchanges of Fund shares for shares of another fund generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares will be disallowed to the extent of the amount of any exempt-interest dividends received.  Additionally, if your holding period is six months or less, any capital loss realized from the sale, exchange, or redemption of such shares, to the extent not previously disallowed, must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares.  Losses on the sale of Fund shares may be disallowed to the extent that within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire other shares in the Fund (including pursuant to reinvestment of dividends and/or capital gain distributions).  In addition, if shares in the Fund that have been held for less than 91 days are redeemed and the proceeds are reinvested in shares of the Fund or another fund pursuant to the Reinvestment Privilege, or if shares in the Fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of any sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent that a sales charge that would otherwise apply to the shares received is reduced.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund may not be deductible, in whole or in part, for federal purposes.  Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of acquiring or carrying shares of the Fund even though the borrowed funds may not be directly traceable to the purchase of shares.

Fund shares may not be an appropriate investment for “substantial users” of facilities financed by industrial development bonds, or persons related to such “substantial users.”  Such persons should consult their tax advisers before investing in Fund shares.

35

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Certain investment practices that the Fund may utilize, such as investing in options, futures, interest rate swaps, credit swaps, total return swaps, and options on swaps and interest rate caps, floors and collars, may affect the amount, character, and timing of the recognition of gains and losses by the Fund.  Such transactions may in turn affect the amount and character of Fund distributions and may result in the distribution of taxable income to you.

The Fund may invest up to 100% of its net assets in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute at least annually, all or substantially all of its taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.  A shareholder who fails to make the required disclosure may be subject to substantial penalties.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments and exchanges (“backup withholding”). Generally, you will be subject to backup withholding if the Fund does not have your Social Security number or other certified taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.  When establishing an account, you must certify under penalties of perjury that your Social Security number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above.  Although interest from tax-exempt bonds is generally not excludible from income for state and local income tax purposes, many states allow you to exclude the percentage of dividends derived from interest income on obligations of the state or its political subdivisions and instrumentalities if you are a resident of that state. Many states also allow you to exclude from income interest on obligations of the federal government and certain other governmental authorities, including U.S. territories and possessions.  However, certain states may require that a specific percentage of the Fund’s income be derived from state and/or federal obligations before such dividends may be excluded from state taxable income.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund may not be deductible, in whole or in part, for state or local purposes.  The Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on state and/or federal obligations may be excluded from state taxable income.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The

36

treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for taxable years of the Fund commencing prior to January 1, 2010, if the Fund chooses to make a specific designation relating to such dividends) and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.  The Income Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Income Trust’s principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

	Year Ended September 30,
	2008	2007	2006
Income Trust
Gross sales charge	$3,134,040	$4,980,177	$5,076,023
Amount allowed to dealers	$2,604,129	$4,099,775	$4,188,363
Net commission received by Lord Abbett	$529,911	$880,402	$887,660

In addition, Lord Abbett Distributor, as the Income Trust’s principal underwriter, received the following compensation for the fiscal year ended September 30, 2008:

	Brokerage Compensation on Redemption and Repurchase		Commissions in Connection with Fund Transactions	Other Compensation
Class A	$0		$0	$589,037.40
Class B	$0		$0	$54.13	*
Class C	$0	*	$0	$626.60	*
Class F	$0		$0	$0
Class P	$0		$0	$99.15

*      Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to Broker/Dealers at the time of sale.

11.

Financial Statements

The financial statements incorporated herein by reference from the Fund’s 2008 annual report to shareholders have been audited by  Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is

37

incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

38

APPENDIX A

Municipal Bond Ratings

Moody’s Investors Service

Investment Grade

Aaa:  Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Below Investment Grade

Ba:  Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca:  Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody’s appends the following numerical modifiers to each generic rating classification from Aa through Caa: modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

Standard & Poor’s

Investment Grade

AAA:  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A-1

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor’s capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters.

However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are continuing.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Ratings

Investment Grade

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable future developments.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

A-2

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Below Investment Grade

BB: Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Municipal Note Ratings

Moody’s Investors Service

Investment Grade

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

Below Investment Grade

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:  Issues carrying this designation have a speculative capacity to pay principal and interest.

A-3

Short-Term Debt Ratings

Moody’s Investors Service

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues in the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable economic and business environment.

D: Default. Actual or imminent payment default.

A-4

APPENDIX B

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings (Item #1) *
Abel/Noser Corp.	Monthly
Annitek Consulting, LLC	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
BNY ConvergEx Execution Solutions, Inc.	As Requested
Branch Bank and Trust	As Requested
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Cardinal Investment Advisors LLC	As Requested
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	Annually
DeMarche Associates, Inc.	As Requested
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Freedom One Financial Group	Monthly
Fund Evaluation Group, LLC	Quarterly
Hartland & Co.	Monthly
Hoefer and Arnett, Inc.	As Requested
Indie Research, LLC	As needed
Inforlago IT Ltd.	As Requested
InfusionDEV LLC	As Requested
ING Life Insurance and Annuity Company / ING Insurance Company of America	As Requested
Institutional Shareholder Services, Inc. (ISS)	Daily
Investortools Inc.	Daily
Jeffrey Slocum & Associates, Inc.	Monthly
Jeffries & Co., Inc.	Monthly
John Hancock Financial Services	As Requested
JP Morgan Securities, Inc.	Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
LCG Associates, Inc.	As requested
Lipper Inc., a Reuters Company (tech)	Monthly
MacGregor Group, Inc.	Upon Request

B-1

Portfolio Holdings (Item #1) *
Marquette Associates	As Requested
Mercer HR Services LLC (Putnam Fiduciary Trust Company)	Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily
MSCI Barra	Daily
Natixis Bleichroeder, Inc.	Upon Request
Nock, Inc.	Daily
Prime Buchholz & Associates, Inc.	As Requested
Princeton Financial Systems, Inc.	Upon Request
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Rabil Stock Research, LLC	As Requested
RBC Capital Markets Corporation	Upon Request
Reuters America LLC	Daily
Robert W. Baird, Inc.	Upon Request
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
Schwab Corporate Services	Monthly
SG Constellation LLC	Daily
Sidoti & Company, LLC	Upon Request
Standard & Poor’s	Monthly
State Street Corporation	Daily
Stifel, Nicholaus & Co. Inc.	Quarterly
Stratford Advisory Group. Inc.	As Requested
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Watson Wyatt Worldwide	Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*      The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

B-2

APPENDIX C

 April 17, 2008

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained RiskMetrics Group, formerly Institutional Shareholder Services (“RMG”), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business

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relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account  business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.  We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld.

These actions include, but are not limited to:

(1)     Attending less than 75% of board and committee meetings without a valid excuse.

(2)     Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

(3)     Failing to act on takeover offers where a majority of shareholders tendered their shares.

(4)                Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.

(5)     Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal.  We will consider on a case-by-case basis proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and, as a general matter, we believe that all directors should be accountable on an annual basis.  Nonetheless, we recognize that the basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Moreover, in certain cases, shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, and a classified board may give incumbent management the ability to combat a hostile takeover attempt and thereby preserve shareholder value.  Accordingly, we will examine proposals to classify or declassify boards of directors on a case-by-case basis and vote in the manner we determine to be in the best interests of shareholders.

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Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis.  We use RMG for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

(1)                The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

(2)                Management’s rationale for why the repricing is necessary.

(3)                The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

(4)                Other factors, such as the number of participants, term of option, and the value for value exchange.

 In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives.  Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case-by-case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval

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for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1)                    Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)                    Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)                    Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)                    “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•                  Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•                  No dead-hand or no-hand pills.

•                  Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•                  Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

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Lord Abbett

High Yield Municipal Bond Fund
National Tax Free Fund

PROSPECTUS

CLASS I SHARES

FEBRUARY 1, 2009

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Class I shares of each Fund are not offered to the general public and are authorized but not available in all states. Please call 888-522-2388 for further information.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

THE FUNDS

WHAT YOU SHOULD KNOW ABOUT THE FUNDS	High Yield Municipal Bond Fund	2

	National Tax Free Fund	11

	Additional Investment Information	20

	Management	25

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Availability of Class I Shares	27

	Purchases	28

	Redemptions	29

	Distributions and Taxes	31

	Other Services for Fund Investors	32

	Other Information for Fund Investors	34

FINANCIAL INFORMATION

Financial Highlights	43

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUNDS AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUNDS

HIGH YIELD MUNICIPAL BOND FUND

OBJECTIVE

The investment objective of the Fund is to seek a high level of income exempt from federal income tax.

PRINCIPAL STRATEGY

To pursue its objective, under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from regular federal income tax. The Fund invests, under normal market conditions, at least 50% of its net assets in municipal bonds that, at the time of purchase, are rated BBB/Baa or below or determined by Lord Abbett to be of comparable quality. The Fund's remaining holdings in municipal bonds may be higher rated.

The Fund has adopted an investment strategy of pursuing a higher yield than many other municipal bond funds. In seeking high income, Lord Abbett will assess the relative value in the municipal bond market from both a credit and yield curve perspective and select securities which it believes entail reasonable credit risk in relation to the Fund's investment objective. The municipal bonds offering high income at any particular time may be largely non-investment grade.

The Fund also may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (generally referred to as "distressed debt"). The risk that the Fund may lose its entire investment in distressed debt or bonds in default is greater in comparison to investments in non-defaulted bonds. The Fund currently does not intend to invest more than 20% of its net assets in defaulted securities.

The Fund may invest up to 100% of its net assets in private activity bonds, a type of municipal bond. The income from private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax ("AMT"), which

We, the Fund, or High Yield Municipal Bond Fund refers to Lord Abbett High Yield Municipal Bond Fund, a portfolio or series of the Lord Abbett Municipal Income Trust (the "Trust").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding municipal bonds purchased with the pooled money of investors. It strives to reach its stated objective; although, as with all mutual funds, it cannot guarantee results.
Municipal Bonds ("bonds") are debt securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities that provide income free from federal income taxes. Municipal bonds generally are divided into two types:
• General Obligation Bonds are secured by the full faith and credit of the issuer and its taxing power.
• Revenue Bonds are payable only from revenue derived from a particular facility or source, such as bridges, tolls or sewer services. Industrial development bonds and private activity bonds are revenue bonds.

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2

HIGH YIELD MUNICIPAL BOND FUND

may cause the income to be taxable to you. In addition, the Fund may invest in certain derivatives in an attempt to increase income.

The Fund does not limit its investments to securities of a particular maturity. A substantial amount of the Fund's holdings may be "callable," a feature that allows the bond issuer to redeem the bond before its maturity date. Under normal circumstances, we intend to maintain the dollar-weighted average maturity of the Fund at between ten and twenty-five years.

In selecting municipal bonds, we focus on the possibilities of a high level of income exempt from regular federal income tax consistent with reasonable credit risk in light of the Fund's investment policies.

Through credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce investment risk, but losses may occur.

The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political or other conditions, the Fund may take a temporary defensive position by investing up to 100% of its assets in: (i) short-term taxable securities and (ii) cash, investment grade commercial paper, investment grade municipal bonds, and short-term U.S. Government securities. Taking a temporary defensive position could reduce tax-exempt income and prevent the Fund from achieving its investment objective.

The Fund may sell a security if it no longer meets the Fund's investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer's competitive position or financial condition, changes in the outlook for the issuer's industry, and the impact of the security's duration on the Fund's overall duration.

Investment grade debt securities are debt securities that are rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.
Below investment grade or high yield municipal bonds (sometimes called "lower rated bonds" or "junk bonds") are debt securities that are rated BB/Ba or lower by a Rating Agency, or are unrated but determined by Lord Abbett to be of comparable quality. High yield debt securities typically pay a higher yield than investment grade debt securities. High yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high yield debt securities also may be less liquid.
Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index. The Fund may invest in swap transactions, interest rate caps and similar instruments, floaters, residual interest bonds (also known as "inverse floaters") and other types of derivatives.

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3

HIGH YIELD MUNICIPAL BOND FUND

MAIN RISKS

The Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund's investments typically will lose value. This risk is usually greater for longer-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, the Fund, which tends to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds. In addition, lower rated municipal bonds in which the Fund invests may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities.

Additional risks that could reduce the Fund's performance or increase volatility include the following:

•  Credit Risk – There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to the Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called "lower rated bonds" or "junk bonds"). Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. The Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds. Junk bonds are considered predominantly speculative by traditional investment standards. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state.

•  Liquidity Risk – The market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. It may be difficult for the Fund to sell such securities in a timely manner and at their stated value, which could result in losses to the Fund.

•  Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•  Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

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4

HIGH YIELD MUNICIPAL BOND FUND

•  Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund's performance may be affected by local, state, and regional factors depending on the states in which the Fund's investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems.

•  Sector Risk – Where nongovernmental users of facilities financed by tax exempt revenue bonds are in the same industry (such as frequently occurs in the real estate and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations. The health care industry faces two main challenges – affordability and access.

•  Legislative Risk – Legislative changes in the tax-exempt character of particular municipal bonds could have an adverse effect on municipal bond prices.

•  Management Risk – If certain sectors or investments do not perform as expected, the Fund could underperform other similar funds or lose money.

•  Tax Risk – The Fund may invest up to 100% of its net assets in private activity bonds, the income of which is a tax preference item for purposes of the federal AMT and may be taxable to you.

•  Reclassification Risk – The Internal Revenue Service ("IRS") has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. In such a case, the Fund might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

•  Derivatives Risk – Loss may result from the Fund's investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund's interest rate risk.

•  State and Territory Risks – Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the

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5

HIGH YIELD MUNICIPAL BOND FUND

performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. Certain state and local governments and other government issuers suffered significant drops in revenues coinciding with the last U.S. economic recession, resulting in a very difficult period for state and local governments. Even after the national economy emerged from the recession, many states continued to suffer fiscal imbalances. The effects of the subprime mortgage market crisis, the housing market downturn, and other aspects of the national economic recession that began in 2008 have caused declines in tax revenues and put pressure on budgetary reserves for affected governments and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for each of the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund's investments and could cause you to lose money.

The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk. However, the Fund will attempt to purchase as wide a range of municipal bonds of different issuers in different municipal sectors as possible to help manage credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

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6

HIGH YIELD MUNICIPAL BOND FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Because the Fund's Class I shares have not completed a full calendar year of operations, the performance shown below is that of the Fund's Class A shares.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares(1)

Best Quarter 3rd Q '06 +3.87%  Worst Quarter 4th Q '08 -23.81%

  (1)  Class A shares are not offered in this prospectus. Class A and Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns of Class A and Class I shares would differ only to the extent that the classes do not have the same expenses.

SYMBOL:
CLASS I	TBA

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7

HIGH YIELD MUNICIPAL BOND FUND

The table below shows how the average annual total returns of the Fund's Class A shares compared to those of two broad-based securities market indices and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's average annual total returns include the current maximum initial sales charge of 3.25% for Class A shares.

The Fund believes that the Barclays Capital (formerly Lehman Brothers) High Yield Municipal Bond Index is a more appropriate benchmark for the Fund and therefore will remove the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index from the 2010 prospectus.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns for Class I shares are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

Through December 31, 2008

	1 Year	Life of Class(1)
Class
Class A Shares Return Before Taxes(2)	-35.04%	-8.43%
Return After Taxes on Distributions(2)	-35.04%	-8.43%
Return After Taxes on Distributions and Sales of Fund Shares(2)	-20.93%	-5.91%
Index
Barclays Capital (formerly Lehman Brothers) High Yield Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-27.01%	-3.76	%(4)
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.27	%(4)
Barclays Capital (formerly Lehman Brothers) 85% High Yield/ 15% Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-23.66%	-2.84	%(4)

  (1)  The date of inception for performance for Class A shares is 12/30/2004.

  (2)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (3)  The performance of the unmanaged indices is not necessarily representative of the Fund's performance.

  (4)  Represents total return for the period 12/31/2004 to 12/31/2008, to correspond with the Class A period shown.

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8

HIGH YIELD MUNICIPAL BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Fee Table	Class
I
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (see "Purchases")	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(1)	0.49%
Total Other Expenses(2)	0.24%
Interest and Related Expenses from Inverse Floaters(2)(3)	0.10%
Other Expenses(4)	0.14%
Total Operating Expenses(2)(5)	0.73%

  (1)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (2)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (3)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (4)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (5)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.63% for Class I shares.

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9

HIGH YIELD MUNICIPAL BOND FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class I Shares	$75	$233	$406	$906

Your expenses would be the same if you did not redeem your shares.

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10

NATIONAL TAX FREE FUND

OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

PRINCIPAL STRATEGY

To pursue its objective, under normal market conditions the Fund primarily invests in municipal bonds which, at the time of purchase, are rated investment grade or determined by Lord Abbett to be of comparable quality. The Fund may invest up to 35% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

Under normal market conditions, the Fund attempts to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal income tax (this policy may not be changed without shareholder approval).

The Fund may invest up to 20% of its net assets in other fixed income securities, including bonds that pay interest that is subject to federal income tax.

The Fund may invest in certain derivatives in an attempt to increase income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund's holdings may be "callable," a feature that allows the bond issuer to redeem the bond before its maturity date.

In selecting municipal bonds, we focus on:

•  Credit Quality – an issuer's ability to pay principal and interest

We, the Fund or National Tax Free Fund refers to Lord Abbett National Tax Free Income Fund, a portfolio or series of Lord Abbett Municipal Income Fund, Inc. (the "Company").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding municipal bonds purchased with the pooled money of investors. It strives to reach its stated objective; although, as with all mutual funds, it cannot guarantee results.
Reasonable Risk. The Fund assesses risk by considering the volatility the Fund has over time. By volatility we mean the level of price fluctuations in the Fund's holdings. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index represents a reasonable risk.
Municipal Bonds ("bonds") are debt securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities which provide income free from federal, state and/or local personal income taxes. Municipal bonds generally are divided into two types:
• General Obligation Bonds are secured by the full faith and credit of the issuer and its taxing power.
• Revenue Bonds are payable only from revenue derived from a particular facility or source, such as bridges, tolls or sewer services. Industrial development bonds and private activity bonds are revenue bonds.

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NATIONAL TAX FREE FUND

•  Income Tax Exemption – the bond issuer's ability to pay interest free from federal income tax

•  Total Return Potential – the return possibilities for an investment over a period of time, including appreciation and interest

•  Call Protection – assurance by an issuer that it will not redeem a bond earlier than anticipated

The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market economic, political or other conditions, the Fund may take a temporary defensive position by investing up to 100% of its assts in: (i) short-term taxable securities and (ii) cash, investment grade commercial paper, and short-term U.S. Government securities. Taking a temporary defensive position could reduce tax-exempt income and prevent the Fund from achieving its investment objective.

The Fund may sell a security if it no longer meets the Fund's investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer's competitive position or financial condition, changes in the outlook for the issuer's industry, and the impact of the security's duration on the Fund's overall duration.

MAIN RISKS

The Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund's investments typically will lose value. This risk is usually greater for longer-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, the Fund, which tends to invest in longer term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds. In addition, lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities.

Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index. The Fund may invest in swap transactions, interest rate caps and similar instruments, floaters, residual interest bonds (also known as "inverse floaters") and other types of derivatives.

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NATIONAL TAX FREE FUND

Additional risks that could reduce the Fund's performance or increase volatility include the following:

•  Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insurance or other credit enhancements supporting the Fund's investment may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support in addition to the credit risk of the underlying investment that is being enhanced. Credit support provided by foreign entities may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of the entity to meet its obligations. A change in the credit rating or the market's perception of the creditworthiness of any of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share prices, and Fund performance. The Fund also may be adversely affected by the inability of an insurer to meet its insurance obligations.

•  Liquidity Risk – The market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. It may be difficult for the Fund to sell such securities in a timely manner and at their stated value, which could result in losses to the Fund.

•  Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•  Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

Investment grade debt securities are debt securities that are rated within the four highest grades assigned by Moody's Investor Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Fitch Ratings (AAA, AA, A, BBB), (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.
Below investment grade or high yield municipal bonds (sometimes called "lower rated bonds" or "junk bonds") are debt securities that are rated BB/Ba or lower by a Rating Agency, or are unrated but determined by Lord Abbett to be of comparable quality. High-yield debt securities typically pay a higher yield than investment grade debt securities. High yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high yield debt securities also may be less liquid.

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NATIONAL TAX FREE FUND

•  Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund's performance may be affected by local, state, and regional factors depending on the states in which the Fund's investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems.

•  Sector Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations. The electric utility industry is subject to rate regulation vagaries. The health care industry faces two main challenges – affordability and access.

•  Legislative Risk – Legislative changes in the tax-exempt character of particular municipal bonds could have an adverse effect on municipal bond prices.

•  Management Risk – If certain sectors or investments do not perform as expected, the Fund could underperform other similar funds or lose money.

•  Reclassification Risk – The Internal Revenue Service (IRS) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. In such a case, the Fund might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

•  Derivatives Risk – Loss may result from the Fund's investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund's interest rate risk.

•  State and Territory Risks – Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. Certain state and local governments and

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NATIONAL TAX FREE FUND

other government issuers suffered significant drops in revenues coinciding with the last U.S. economic recession, resulting in a very difficult period for state and local governments. Even after the national economy emerged from the recession, many states continued to suffer fiscal imbalances. The effects of the subprime mortgage market crisis, the housing market downturn, and other aspects of the national economic recession that began in 2008 have caused declines in tax revenues and put pressure on budgetary reserves for affected governments and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund's investments and could cause you to lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

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NATIONAL TAX FREE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Because the Fund's Class I shares have not completed a full calendar year of operations, the performance shown below is that of the Fund's Class A shares.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares(1)

Best Quarter 4th Q '00 +5.52%  Worst Quarter 4th Q '08 -8.41%

  (1)  Class A shares are not offered in this prospectus. Class A and Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns of Class A and Class I shares would differ only to the extent that the classes do not have the same expenses.

SYMBOL:
CLASS I	TBA

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NATIONAL TAX FREE FUND

The table below shows how the average annual total returns of the Fund's Class A shares compared to those of a broad-based securities market index. The Fund's average annual total returns include the current maximum initial sales charge of 3.25% for Class A shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns for Class I shares are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns

Through December 31, 2008

	1 Year	5 Years	10 Years
Class
Class A Shares Return Before Taxes(1)	-18.03%	-1.87%	1.40%
Return After Taxes on Distributions(1)	-18.04%	-1.87%	1.39%
Return After Taxes on Distributions and Sale of Fund Shares(1)	-10.12%	-0.85%	1.91%
Index
Barclays Capital (formerly Lehman Brothers) Municipal Bond Index(2) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%

  (1)  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small.

  (2)  The performance of the unmanaged index is not necessarily representative of the Fund's performance.

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NATIONAL TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Fee Table	Class
I
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (See "Purchases")	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(1)	0.45%
Total Other Expenses(2)	0.22%
Interest and Related Expenses from Inverse Floaters(2)(3)	0.08%
Other Expenses(4)	0.14%
Total Operating Expenses(2)	0.67%

  (1)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (2)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (3)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (4)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (5)  The Fund's net expense ratio, after taking into account deductions for the Interest and Related Expenses from Inverse Floaters, is 0.59% for Class A shares.

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NATIONAL TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class I Shares	$68	$214	$373	$835

Your expenses would be the same if you did not redeem your shares.

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ADDITIONAL INVESTMENT INFORMATION

This section describes some of the investment techniques that the Funds may use and some of the risks associated with those techniques. The composition of each Fund's portfolio and the techniques that each Fund uses in seeking its investment objective and employing its investment strategies will vary over time. The Funds may use each of the techniques described below at all times, at some times or not at all.

Adjusting Investment Exposure. Each Fund will be subject to the risks associated with its investments. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, a Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with a Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

Concentration. Each Fund will not invest 25% or more of its total assets in any industry, other than tax-exempt securities issued by governments or political subdivisions of governments to which this limitation does not apply. Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the real estate and health care industries), there may be additional risk to a Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations.

Diversification. The National Tax Free Fund is a diversified fund. A diversified fund, with respect to 75% of total assets, will normally not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. The High Yield Municipal Bond Fund is a nondiversified mutual fund. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer than a diversified fund. As a result, the value of a nondiversified fund's investments may be more affected by a single adverse economic, political or regulatory event than the investments of a diversified fund would be.

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Futures Contracts and Options on Futures Contracts. Each Fund may enter into financial futures contracts and options thereon as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter ("OTC") market. The Funds are not registered as, nor are they subject to registration or regulation as, commodity pool operators under the Commodity Exchange Act.

Risks of Options and Futures. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and a Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include: domestic securities that are not readily marketable; certain municipal leases and participation interests; repurchase agreements and time deposits with a notice or demand period of more than seven days; certain structured securities and certain swap transactions; and certain restricted securities (i.e., securities with terms that limit their resale to other investors or require registration under the federal securities laws before they can be sold publicly) that Lord Abbett determines to be illiquid. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. The risks associated with illiquid investments are more fully described below under "Non-Investment Grade Municipal Bonds."

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other

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instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Funds may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if these investment techniques were not used. It is not currently expected that these investments will be a principal strategy of the Funds.

Non-Investment Grade Municipal Bonds. Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as "high yield" or "junk" bonds) may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade securities are subject to the increased risk of an issuer's inability to meet principal and interest obligations and a greater risk of default. These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors,

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including mutual funds, insurance companies and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, a Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the lower rated securities in its portfolio. It is expected that these investments will continue to be a principal strategy of the High Yield Municipal Bond Fund.

Private Activity or Industrial Development Bonds. The High Yield Municipal Bond Fund may invest up to 100% of its net assets and the National Tax Free Fund may invest up to 20% of its net assets (less any amount invested in the temporary taxable investments described under "Principal Strategy") in private activity bonds (sometimes called "AMT paper"). See "Distributions and Taxes." The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Residual Interest Bonds. The High Yield Municipal Bond Fund may invest up to 100% of its assets and the National Tax Free Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs") (also known as "inverse floaters") to enhance income and manage portfolio duration. RIBs are issued by tender option bond trusts ("trusts") that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to RIBs, these trusts typically issue short-term floating rate notes which are usually sold to money market funds ("floating rate notes"). A RIB is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond. RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall. RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile. RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

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Each Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;" therefore, the municipal bonds deposited into such trusts are presented in the Funds' schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates. Interest income from the underlying bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund involved. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by a Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Funds may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund involved may not receive any return on its investment.

An investment in zero coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Information on Portfolio Holdings. The Funds' annual and semiannual reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Funds' portfolio holdings, including a complete schedule of holdings. The Funds also file their complete schedules of portfolio holdings with the SEC on Form N-Q as of the end of their first and third fiscal quarters.

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In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Funds also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list, commentary, fact sheet, performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.lordabbett.com under the relevant Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geopolitical, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Funds' policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the statement of additional information.

MANAGEMENT

Boards of Directors/Trustees. The Boards oversee the management of the business and affairs of the Funds. The Boards meet regularly to review their respective Funds' portfolio investments, performance, expenses, and operations. The Boards appoint officers who are responsible for the day-to-day operations of their respective Funds and who execute policies authorized by the Boards. At least 75 percent of the Board members are independent of Lord Abbett.

Each year in December the Boards consider whether to approve the continuation of the existing management and administrative services agreements between each Fund and Lord Abbett. A discussion regarding the basis for the Boards' approval is available in the Funds' semiannual report to shareholders for the six-month period ended March 31.

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Investment Adviser. The Funds' investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $68 billion in 52 mutual fund portfolios and other advisory accounts as of November 30, 2008.

Portfolio Managers. The Funds are managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The statement of additional information contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender heads the investment management team of the Funds. Peter Scott Smith is a senior member of the team. Messrs. Solender and Smith are primarily and jointly responsible for the day-to-day management of the High Yield Municipal Bond Fund and National Tax Free Fund. Mr. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Prior thereto he served as a Vice President and Portfolio Manager at Nuveen Investments from 1991 to 1999 and 2003 to 2006 and served as Principal and Portfolio Manager at Vanguard Group from 1999 to 2003. Mr. Smith, Portfolio Manager, joined Lord Abbett as a member of the team in 1992.

Management Fee. Lord Abbett is entitled to an annual management fee based on each Fund's average daily net assets. The management fee for the High Yield Municipal Bond Fund is calculated daily and payable monthly at the following annual rates:

0.50% on the first $1 billion of average daily net assets;
0.45% on the next $1 billion of average daily net assets; and
0.40% on average daily net assets over $2 billion.

The management fee for the National Tax Free Fund is calculated daily and payable monthly at the following annual rate:

0.45% on the first $1 billion of average daily net assets;
0.40% on the next $1 billion of average daily net assets; and
0.35% on average daily net assets over $2 billion.

For the fiscal year ended September 30, 2008, the management fees paid to Lord Abbett were at an effective annual rate of 0.49% of the High Yield Municipal Bond Fund's average daily net assets, and at an effective annual rate of 0.45% of the National Tax Free Fund's average daily net assets.

In addition, Lord Abbett provides certain administrative services to each of the Funds pursuant to an Administrative Services Agreement in return for a fee at the annual rate of 0.04% of each Fund's average daily net assets. Each Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Funds, see the statement of additional information.

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YOUR INVESTMENT

AVAILABILITY OF CLASS I SHARES

Who May Invest? Class I shares are currently available for purchase by the following entities:

•  Registered investment advisers ("Adviser") investing on behalf of clients, provided that the Adviser:

(i)  is not affiliated or associated with a broker or dealer primarily engaged in the retail securities business ("Broker-Dealer");

(ii)  derives its compensation for its services exclusively from its clients for such advisory services; and

(iii)  has entered into an appropriate agreement with the Fund and/or Lord Abbett Distributor LLC for such purchases.

•  Institutional investors, such as retirement plans, companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $10 million, that were not introduced to Lord Abbett by persons associated with a Broker-Dealer.

•  Each registered investment company within the Lord Abbett Family of Funds that operates as a fund of funds and, at the discretion of Lord Abbett Distributor, other registered investment companies that are not affiliated with Lord Abbett and operate as a fund of funds.

In addition, Class I shares may be available for purchases by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with and agreeable to the Fund and/or Lord Abbett Distributor specifically for such purchases. Financial Intermediaries should contact Lord Abbett Distributor to determine whether the Financial Intermediary may be eligible for such purchases.

How Much Must You Invest? You may buy the Fund's shares through any independent securities dealer having a sales agreement with Lord Abbett

As used in the section "Your Investment," the term "Fund" refers to each of the Funds described in this prospectus unless explicitly stated otherwise.
Effective September 28, 2007, the Fund's Class Y shares were renamed Class I shares.
Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.
Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

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Distributor, our principal underwriter. Place your order with your investment dealer or send the money to the Fund (P.O. Box 219336, Kansas City, MO 64121).

The minimum initial investment is $1 million, except for (1) certain purchases through or by Financial Intermediaries or Advisers that charge a fee for services that include investment advisory or management services, and (2) purchases by Plans meeting the eligibility requirements described in the preceding paragraph, which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor, which reserves the right to reject any order.

PURCHASES

Proper Form. You may purchase Class I shares at the net asset value ("NAV") per share next determined after we receive your purchase order submitted in proper form. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. No sales charges apply.

An initial purchase order submitted directly to the Fund, or the Fund's authorized agent (or the agent's designee), must contain: (1) a completed application with all applicable requested information and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 888-522-2388.

See "Procedures Required by the USA PATRIOT Act" for more information.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interests of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Buying Shares Through Your Dealer. Orders for shares received by the Fund prior to the close of the New York Stock Exchange LLC ("NYSE"), or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at the NAV effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the NAV effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

Buying Shares By Wire. To open an account, call 888-666-0022, Institutional Trading Department, to set up your account and to arrange a wire transaction. Wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account

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number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class I shares and include your new account number and your name. To add to an existing account, wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class I shares and include your account number and your name.

REDEMPTIONS

Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. For more information, please call 888-522-2388.

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. If you have direct account access privileges, you may obtain the proceeds of a redemption of less than $50,000 from your account. You or your representative should call the Fund at 888-522-2388.

Online. If you have direct account access privileges, you may submit a redemption request online by logging onto www.lordabbett.com and entering your account information and personal identification data.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

If you have direct account access privileges, redemption proceeds may be paid by electronic transfer via an automated clearing house ("ACH") deposit to your bank account on record with the Fund; otherwise, normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

Telephone and Online Transactions. For your security, telephone and online transactions requests are recorded. We will take measures to verify the identity of the person calling or submitting a request online, such as asking for your name, account number, personal identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone or online that it reasonably believes to be genuine.

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If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 888-522-2388.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

By Wire. In order to receive funds by wire, our servicing agent must have the wiring instructions on file. To verify that this feature is in place, call 888-666-0022, Institutional Trading Department (minimum wire: $1,000). Your wire redemption request must be received by the Fund before the close of the NYSE for money to be wired on the next business day.

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio, although it is not expected that the Fund would do so except in unusual circumstances. Redemptions in kind will consist of liquid securities valued in accordance with the Fund's pricing procedures as described in this prospectus. If the Fund pays your redemption proceeds by a distribution of securities, you may incur transaction costs and tax liability and will bear market risks until the securities are converted into cash.

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
• In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

• In the case of a corporation - ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

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DISTRIBUTIONS AND TAXES

Each Fund expects to declare "exempt-interest dividends" from its net investment income daily and pay them monthly. Each Fund expects to distribute any net capital gains annually.

All distributions, including exempt-interest dividends, will be reinvested in Fund shares unless you instruct a Fund to pay them to you in cash.

Each Fund seeks to earn income and pay exempt-interest dividends that are exempt from federal income tax. It is anticipated that substantially all of each Fund's income will be exempt from regular federal income tax. However, each Fund may invest a portion of its assets in securities that pay income that is not exempt from federal income tax. Further, all or a portion of the exempt-interest dividends you receive may be subject to federal individual AMT. High Yield Municipal Bond Fund may invest up to 100% of its net assets in private activity bonds ("sometimes called AMT paper") and National Tax Free Fund may invest up to 20% of its net assets in private activity bonds. The income from these bonds is an item of tax preference when determining your federal individual or corporate AMT, which may cause the income to be taxable. In addition, all exempt-interest dividends may result in or increase a corporate shareholder's liability for the corporate AMT.

Distributions of short-term capital gains and gains characterized as market discount are taxable as ordinary income for federal income tax purposes, while distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares or whether distributions are reinvested or paid in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Any sale, redemption or exchange of Fund shares may be taxable.

If you buy shares when a Fund has realized but not yet either declared or distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by a Fund, will be provided to shareholders each year.

You must provide your Social Security number or other taxpayer identification number to the Fund along with certifications required by the Internal Revenue Service when you open an account. If you do not or it is otherwise legally

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required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds and any other payments to you.

Shareholders generally will not be able to exclude exempt-interest dividends paid by a Fund from their state taxable income. However, shareholders who are residents of a state that does not impose minimum investment requirements in order for exempt dividends from a Fund to be excludible from state taxable income may be eligible to exclude the percentage of income derived from obligations of that state when determining their state taxable income. The amount excludible from state taxable income generally will be relatively small, however. Information concerning the percentage of income attributable to each state will be provided to you. You should confirm with your tax adviser that income attributable to a state of residence is properly excludible when determining your taxable income. In addition, the portion of each Fund's dividends attributable to private activity bonds may be a tax preference item for state AMT purposes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

OTHER SERVICES FOR FUND INVESTORS

Telephone and Online Purchases and Redemptions. Shareholders, other than shareholders who hold their shares in an account maintained by a broker-dealer, may have direct account access privileges with the Fund, which allows shareholders to purchase or redeem shares by telephone or online. For new accounts, you may obtain direct account access privileges by completing the account application (including providing your bank information) and indicating that you wish telephone or online trading privileges. For existing accounts, you may obtain telephone or online trading privileges by submitting an application for ACH electronic funds transfer.

Transactions by telephone or online may be difficult to submit during times of drastic economic or market changes or during other times where communications may be difficult. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

• Security. The Fund and its service providers employ verification and security measures for your protection. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online.

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The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

• Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

• No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel a transaction submitted once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

• Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

• Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your account to cover such losses, fees and expenses.

Telephone Exchange Privilege. Class I shares may be exchanged without a service charge for Class I shares of any Eligible Fund among the Lord Abbett-sponsored funds.

Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Exchange Limitations. As described under "Your Investment – Purchases," we reserve the right to modify, restrict or reject any exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interests of the Funds and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.
Eligible Fund. An Eligible Fund is any Lord Abbett-sponsored fund offering Class I shares.

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Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

OTHER INFORMATION FOR FUND INVESTORS

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund's investment return.

To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as "price arbitrage"). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder's ability to engage successfully in price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see "Other Information for Fund Investors – Pricing of Fund Shares."

The Fund's Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund's policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading

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policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming Fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) retirement and benefit plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a Fee-Based Program or mutual fund separate account program; and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor's financial advisor) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's financial advisor) to cease all such activity in the

Fee-Based Programs include Fee-Based Advisory Programs and Fee-in-Lieu-of-Commission Programs sponsored or offered by Financial Intermediaries. In Fee-Based Advisory Programs, a Financial Intermediary provides a fee-based investment advisory program or service (including mutual fund wrap programs). In Fee-in-Lieu-of-Commission Programs, a Financial Intermediary bundles together a suite of services, such as brokerage, investment advice, research, and account management, and the client pays a fee based on the total asset value of the client's account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.

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account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may result in tax consequences. As stated above, although we generally notify the investor (and/or the investor's financial advisor) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will

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notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date and place of organization or date of birth, taxpayer identification number or Social Security number, and we may ask for other information that will allow us to identify you. We will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may

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result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders or account application accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales (including exchanges) of Fund shares are executed at the NAV (subject to any applicable sales charges) next determined after the Fund receives your order in proper form. Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next business day's NAV. In the case of purchase, redemption, or exchange orders placed through your Financial Intermediary, when acting as the Fund's authorized agent (or the agent's designee), the Fund will be deemed to have received the order when the agent or designee receives the order in proper form.

In calculating NAV, securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued under fair value procedures approved by and administered under the supervision of the Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

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Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees) and without additional cost to the Fund or the Fund's shareholders. This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this prospectus. The payments may be for activities including but not limited to the following:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges"); and/or

•  any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called "revenue sharing" payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary's sales force or management). In addition, Lord Abbett

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Distributor may agree to participate in the Dealer's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary's sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients' accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund's assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer's costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers. These factors include but are not limited to the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments generally ranging from 0.05% to 0.15% of the related Lord Abbett Funds' assets and/or sales. However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares. In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above. The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may

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vary for different Dealers. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's method of calculating revenue sharing payments may be different from the methods that the Dealers use. Please refer to the Fund's statement of additional information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund's portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus

YOUR INVESTMENT
41

account and plan participants have the ability to determine their investments in particular mutual funds. If your Financial Intermediary provides these services, Lord Abbett or the Fund may compensate the Financial Intermediary for these services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, including investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate Financial Intermediaries for such services.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

• establishing and maintaining individual accounts and records;

• providing client account statements; and

• providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

Financial Intermediaries may charge additional fees or commissions other than those disclosed in this prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion above and in the Fund's statement of additional information. You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

YOUR INVESTMENT
42

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Funds do not show any financial highlights because their Class I shares have not yet commenced operations as of the date of this prospectus.

FINANCIAL INFORMATION
43

NOTES:

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To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Funds at: 888-522-2388.
By mail. Write to the Funds at: The Lord Abbett Family of Funds 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com
Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on each Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Funds' annual and semiannual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year. The reports are available, free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus). The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC

LATFI-I-(2/09)

SEC File Numbers: 811-03942, 811-06418

LORD ABBETT

Statement of Additional Information	February 1, 2009

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett High Yield Municipal Bond Fund

LORD ABBETT MUNICIPAL INCOME FUND, INC.

Lord Abbett National Tax Free Income Fund

(Class I Shares)

This statement of additional information (“SAI”) is not a prospectus.  A prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973.  This SAI relates to, and should be read in conjunction with, the prospectus dated February 1, 2009 offering Class I shares of Lord Abbett High Yield Municipal Bond Fund, a series of Lord Abbett Municipal Income Trust (the “High Yield Municipal Bond Fund”) and Lord Abbett National Tax Free Income Fund, a series of Lord Abbett Municipal Income Fund, Inc. (the “National Fund”), dated February 1, 2009, (each individually a “Fund” or, collectively, the “Funds”). Certain capitalized terms used throughout this SAI are defined in the Funds’ prospectuses.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 888-522-2388.  The Funds’ annual and semiannual reports to shareholders contain additional performance information and are available without charge, upon request by calling 888-522-2388.  In addition, you can make inquiries through your dealer.

1.

Fund History

Lord Abbett Municipal Income Trust (the “Income Trust”) was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002 with an unlimited number of shares of beneficial interest authorized. The Income Trust was formerly known as Lord Abbett Tax-Free Income Trust, and changed its name effective December 30, 2004. The Income Trust consists of five series or portfolios, one of which is described in this SAI: Lord Abbett High Yield Municipal Bond Fund (the “High Yield Municipal Bond Fund”).

Lord Abbett Municipal Income Fund, Inc. (the “Income Fund”) was organized as a Maryland corporation on December 27, 1983.  The Income Fund was formerly known as Lord Abbett Tax-Free Income Fund, Inc., and changed its name effective January 28, 2005. The Income Fund consists of seven series or portfolios, one of which is described in this SAI: Lord Abbett National Tax-Free Income Fund (the “National Fund”).

The High Yield Municipal Bond Fund and the National Fund are each referred to as a “Fund” and collectively as the “Funds.” The High Yield Municipal Bond Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”).  The National Fund is a diversified, open-end management investment company registered under the Act.

Each Fund has six classes of shares (A, B, C, F, I and P), but only Class I shares are described in this statement of additional information.

2.

Investment  Policies

Fundamental Investment Restrictions. Each Fund’s investment objective in the prospectus cannot be changed without approval of a “majority of the Fund’s outstanding shares.”(1)  Each Fund is also subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of the Fund’s outstanding shares.

Each Fund may not:

(1)   borrow money (except that (i) each Fund may borrow from banks(2) in amounts up to 33 1/3 % of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law);(3)

(2)   pledge its assets (other than to secure such borrowings or to the extent permitted by each Fund's investment policies as permitted by applicable law);(4)

(3)   engage in the underwriting of securities except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)   make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments,

(1)  Under Section 2(a)(42) of the 1940 Act, approval by a  “majority of the Fund’s outstanding shares” means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

(2)  Section 2(a)(5) of the 1940 Act defines the term “bank” to include depository institutions, foreign banks, and member banks of the Federal Reserve System, among others.

(3)  Securities and Exchange Commission (“SEC”) staff interpretations regarding Section 12(a)(1) of the Act currently prohibit each Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(4)  Section 18(f)(1) of the Act prohibits each Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above.  For the purpose of this restriction the deposit of assets in a segregated account with the Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of each Fund’s assets.

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certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)   buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering  as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)   with respect to 75% of the gross assets of the National Fund, buy securities of one issuer representing more than (i) 5% of the Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

(7)   invest 25% or more of its assets, taken at market value, in the securities of issuers in any particular industry (excluding tax-exempt securities such as tax-exempt securities financing facilities in the same industry or issued by nongovernmental users and securities of the U.S. Government, its agencies and instrumentalities); or

(8)   issue senior securities to the extent such issuance would violate applicable law.(5)

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the first restriction, with which the Funds must comply on a continuous basis.

Non-Fundamental Investment Restrictions.  In addition to each Fund’s investment objective in the prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by its Board of Directors/Trustees (individually, a “Board” and collectively, the “Boards”) without shareholder approval.

Each Fund may not:

(1)           make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)           invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933 (“Rule 144A”) determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)           invest in securities issued by other investment companies, except to the extent permitted by applicable law;(6)

(4)           invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)           invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities;

(6)           write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted  in the Fund’s prospectus and SAI, as they may be amended from time to time; or

(5)  Section 18(f) of the 1940 Act prohibits a Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that a Fund may borrow money from banks in amounts of up to 33 1/3 % of its total assets.

(6)  Under Section 12(d)(1) of the 1940 Act, a Fund may not acquire more than 3% of the voting shares of any other investment company, invest more than 5% of the Fund’s total assets in securities of any one investment company, or invest more than 10% of  the Fund’s total assets in securities of all investment companies.

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(7)           buy from or sell to any of the Income Trust’s or Income Fund’s officers, directors, trustees, employees, or each Fund’s investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Fund.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the second and fourth non-fundamental restrictions, with which each Fund must comply at the time of purchase.    A Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity or the sale of liquid securities; however, in these situations the Fund will take appropriate measures to reduce the percent of its assets invested in illiquid securities.

Portfolio Turnover Rate.  For the fiscal years ended September 30, 2008 and September 30, 2007, the portfolio turnover rates for the High Yield Municipal Bond Fund were 47.95% and 24.92%, respectively.  For the fiscal years ended September 30, 2008 and September 30, 2007, the portfolio turnover rates for the National Fund were 88.15% and 49.43%, respectively.

Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that each Fund may  use and some of the risks associated with some investments and techniques.  The composition of a Fund’s portfolio and the investments and techniques that a Fund uses in seeking its investment objective and employing its investment strategies will vary over time.  A Fund may use each of the investments and techniques described below at all times, at some times or not at all.  While some of these investments and techniques involve risk when used independently, a Fund intends to use them to reduce risk and volatility in its portfolio.

Borrowing Money. Each Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.” If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses. A Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Futures Contracts and Options on Futures Contracts.  Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments, called “variation margin,” are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs.  Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

•      While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

•      Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

•      While interest rates on taxable securities generally move in the same direction as the interest rates on municipal bonds, frequently there are differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the municipal bond being hedged than when using a financial futures contract on a municipal bond or a municipal bond index.

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•      The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

•      Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund’s net asset value.

•      As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.

•      Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

High-Yield or Lower-Rated Debt Securities.  The High Yield Municipal Bond Fund may invest up to 100% of its assets and the National Fund may invest up to 35% of its assets in high-yield debt securities. High-yield debt securities (also referred to as “lower-rated debt securities” or “junk bonds”) are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities.  When compared to investment grade debt securities, high-yield debt securities:

•      have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•      tend to be less sensitive to interest rate changes; and

•      pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

Since the risk of default is higher among high-yield debt securities, Lord Abbett’s research and analysis are important ingredients in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, each Fund seeks to reduce this risk.  There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.

Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

•      Securities that are not readily marketable.

•      Certain municipal leases and participation interests.

•      Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•      Certain structured securities and certain swap transactions.

•      Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer (“QIB”) without registration and without regard to whether the seller originally purchased the security for investment.  Investing in 144A Securities may decrease the liquidity of each Fund’s portfolio to the extent that QIBs become for a time uninterested in purchasing these securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.  Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security.  Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events.  Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate.  If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Each Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions.  A swaption is an option to enter into a swap agreement.  Like other types of options, the buyer of a swaption pays a

5

non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms.  The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.  An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return.  The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used.

Investment Companies.  Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act.  These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of any Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.  Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests.  Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Municipal Bonds.  In general, municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, Puerto Rico, and their political subdivisions, agencies and instrumentalities.  Municipal bonds are issued to obtain funds for various public purposes, including the construction of bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  They may be used to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to lend to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.  In addition, the term “municipal bonds” includes certain types of “private activity” bonds including industrial development bonds issued by public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity, or sewerage or solid waste disposal.  Under the Tax Reform Act of 1986, as amended, substantial limitations were imposed on new issues of municipal bonds to finance privately-operated facilities.  The interest on municipal bonds generally is excludable from gross income for federal income tax purposes of most investors.

The two principal classifications of municipal bonds are “general obligation” and limited obligation or “revenue bonds.” General obligation bonds are secured by the pledge of the faith, credit and taxing power of the municipality for the payment of principal and interest.  The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  “Private activity” bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the faith, credit or taxing power of the municipality.  The credit quality of such municipal bonds usually is directly related to the credit standing of the user of the facilities.  There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

In addition, municipal bonds include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment purchase agreements. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or local government. Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a

6

default occurs, it is likely that the Funds would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

Municipal bonds may also be in the form of a tender option bond, which is a municipal bond (generally held pursuant to a custodial agreement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the applicable Fund’s duration. There is a risk that the Funds will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid.

Each Fund may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable both of which may be issued by domestic banks or foreign banks.

The yields on municipal bonds depend on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and the rating of the issue.  The ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch Ratings (“Fitch”) represent their opinions as to the quality of the municipal bonds which they undertake to rate.  It should be emphasized, however, that such ratings are general and are not absolute standards of quality.  Consequently, municipal bonds with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Some municipal bonds feature credit enhancements, such as lines of credit, municipal bond insurance and standby bond purchase agreements (SBPAs).  SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower, bond issuer, or bond insurer.

Appendix A hereto contains a description of certain municipal bond ratings.

Non-Investment Grade Municipal Bonds.  Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as “high yield” or “junk” bonds) may be highly speculative and have poor prospects for reaching investment grade standing.  Non-investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default.  These

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securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions.  As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities.  In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.  Because of the lack of sufficient market liquidity, a Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price.  These factors may have an adverse effect on the market price and a Fund’s ability to dispose of particular portfolio investments.  A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of a lower rated securities in its portfolio.

Options on Securities.  Each Fund may purchase and write put and call options on securities or securities indices that are traded on national securities exchanges or over-the-counter (“OTC”).  A “call option” is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.  Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of portfolio securities.  During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund also may enter into “closing purchase transactions” in order to terminate their obligation to deliver the underlying security.  This may result in a short-term gain or loss.  A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written.  If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period.  A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when a Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the portfolio manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options.  Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund’s net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund’s net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Funds may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund’s portfolio securities, the Fund may incur losses.  The use of options can also increase a Fund’s transaction costs. OTC options will present greater possibility of loss because of their greater illiquidity and credit risks.

Residual Interest Bonds.  The High Yield Municipal Bond Fund may invest up to 100% of its net assets and the National Fund may invest up to 20% of its net assets in residual interest bonds (“RIBs”) (also known as “inverse floaters”) to enhance income and manage portfolio duration.  RIBs are issued by tender option bond trusts (“trusts”) that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts.  In addition to RIBs, these trusts typically issue short-term floating rate certificates or notes which are usually sold to money market funds (“floating rate notes”).  A RIB is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note.  Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond.  RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall.  The value

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of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall.  RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile.  RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

Each Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;” therefore, the municipal bonds deposited into such trusts are presented in the Funds’ schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates.  Interest income from the underlying bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund involved. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by a Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par, and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Securities Lending.  Although the Funds have no current intention of doing so, each Fund may lend portfolio securities to registered broker dealers.  These loans may not exceed 30% of a Fund’s total assets.  Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or other permissible means at least equal to 102% of the market value of the securities loaned.  A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.”  No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Securities lending involves the risk that the borrower will fail to return the securities in a timely manner or at all.  Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults.

Structured Securities.  Each Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity.  The Funds typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.  These securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  A Fund could lose more than the principal amount invested.

Temporary Defensive Investments. As described in the prospectus, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. Temporary defensive securities include:

•      Short-Term Taxable Securities. Each Fund may invest in bonds, the interest on which is subject to federal income tax.

•      Obligations of the U.S. Government and its agencies and instrumentalities.  U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury.  These securities include Treasury bills, notes and bonds.

•      Commercial paper.  Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is issued in bearer form with maturities generally not exceeding nine months.  Commercial paper obligations may include variable amount master demand notes.

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When-Issued Municipal Bonds. Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment (“settlement”) normally taking place approximately one month after the purchase date.  However, the payment obligation and the interest rate to be received by a Fund are each fixed on the purchase date.  During the period between purchase and settlement, each Fund’s assets consisting of cash and/or high-grade marketable debt securities, marked to market daily, in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of value.  While we may sell when-issued securities prior to settlement, we intend to actually acquire such securities unless a sale appears desirable for investment reasons.

Yield Curve Options.   Each Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remain constant, or if the spread moves in a direction or to an extent which was not anticipated.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds.   Each Fund may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

As the buyer of these types of securities, a Fund will recognize a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund involved may not receive any return on its investment.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return.

Investments in these securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on the investment. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand.  Except as noted below, the Funds do not provide their portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.lordabbett.com or otherwise.  The exceptions are as follows:

1.     The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Funds one day following each calendar period-end.  The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

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2.     The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end; and

3.     The Funds may provide their portfolio holdings or related information under other circumstances subject to the authorization of the Funds’ officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or for similar purposes.  The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Funds’ Class B shares. The fees payable to SGC are based in part on the value of the Funds’ portfolio securities.  In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Funds) and may engage in certain hedging transactions based on the information.  However, SGC will not engage in transactions based solely on the Funds’ portfolio holdings.

In addition and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Funds’ policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds’ portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Funds that have investment objectives and requirements that may be substantially similar to the Funds’.  Such clients also may have portfolios consisting of holdings substantially similar to the Funds’ holdings.  Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement.  It is possible that any such client could trade ahead of or against the Funds based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett.  In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice.  To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients. Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients.  Attached as Appendix B is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

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3.

Management of the Funds

The Board of the Board of the Income Trust is responsible for the management of the business and affairs of the Income Trust in accordance with the laws of the State of Delaware; the board of the Income Fund is responsible for the management of the business and affairs of the Income Fund in accordance with the laws of the State of Maryland. Each Board appoints officers who are responsible for the day-to-day operations of the Income Trust and Income Fund and who execute policies authorized by the Boards.  As discussed in the Funds’ semiannual report to shareholders, the Board also approves an investment adviser to the Income Trust and Income Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Director/Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Income Fund’s and Income Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the investment adviser of the Income Trust and Income Fund.

Interested Directors/Trustees

The following Directors/Trustees are partners of Lord Abbett and are “interested persons” of the Income Trust and Income Fund as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust/Fund	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989; Trustee since 1991 and Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director/Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990—2007).	N/A

Independent Directors/Trustees

The following independent or outside Directors/Trustees (“Independent Directors/Trustees”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust/Fund	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director/Trustee since 1994

Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998—2000), Acting Chief Executive Officer of Courtroom Television Network (1997—1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991—1997).

Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

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Name, Address and Year of Birth	Current Position Length of Service with Trust/Fund	Principal Occupation During Past Five Years	Other Directorships

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director/Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush—O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director/Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. (since 1991) and Interstate Bakeries Corp. (since 1991).

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director/Trustee since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998-2000).

Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director/Trustee since 2000

Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002—2003), Chairman of Warburg Dillon Read, an investment bank (1999—2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997—1999), Chief Executive Officer of Dillon, Read & Co. (1994—1997).

Currently serves as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982 Trustee since 1991	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979—1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (Since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director/Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Officers
None of the officers listed below have received compensation from the Income Fund or Income Trust. All of the officers of the Income Trust and Income Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

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Name and Year of Birth	Current Position with Trust/Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990—2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006

Partner and Director, joined Lord Abbett in 2006, formerly a Vice President and Portfolio Manager at Nuveen Investments (1992—1999 and 2003—2006) prior thereto Principal and Portfolio Manager at Vanguard Group from (1999—2003).

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002—2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005—2006), and Stradley Ronon Stevens & Young, LLP (2000—2005).

Peter Scott Smith (1966)	Vice President	Elected in 2000	Portfolio Manager, joined Lord Abbett in 1992.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007

Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Senior Vice President and General Counsel (1999-2005), and Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc. (2005-2007).

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Name and Year of Birth	Current Position with Trust/Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2007, formerly a Portfolio Manager at McDonnell Investment Management (2001—2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Committees

The standing committees of each Board of Directors/Trustees are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contract Committee.

Each Audit Committee is composed wholly of Directors/Trustees who are not “interested persons” of the Funds.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs, and Tullis.  The Audit Committee provides assistance to the Board of Directors/Trustees in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of each Fund’s independent registered public accounting firm and considering violations of the Funds’ Code of Ethics to determine what action should be taken.  The Audit Committee meets at least quarterly and during the past fiscal year met five times.

Each Proxy Committee is composed of at least two Directors/Trustees who are not “interested persons” of the Funds, and also may include one or more Directors/Trustees who are partners or employees of Lord Abbett.  The current members of the Proxy Committee are three Independent Directors/Trustees: Messrs. Bush and Neff and Ms. Hill.  The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.  During the past fiscal year, the Proxy Committee met twice.

Each Nominating and Governance Committee is composed of all the Directors/Trustees who are not “interested persons” of the Funds.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Directors/Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation.  During the past fiscal year, the Nominating and Governance Committee met four times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by a Fund’s shareholders to serve as an Independent Director/Trustee.  A shareholder who would like to recommend a candidate may write to the applicable Fund.

Each Contract Committee consists of all Directors/Trustees who are not “interested persons” of the Funds.  The Contract Committee conducts much of the factual inquiry undertaken by the Directors/Trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor.  The Contract Committee held two formal meetings during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

For simplicity, the “Compensation Disclosure” section uses the term “directors/trustees” to include Directors/Trustees of the Income Trust and Income Fund and the directors/trustees of all other Lord Abbett-sponsored funds.

The following table summarizes the compensation paid to each of the directors/trustees.  The second and third columns of the following table set forth the compensation accrued by the Income Trust and Income Fund for the independent directors/trustees.  The fourth column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of each

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director/trustee.  No director/trustee of the funds associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

Name of Directors/Trustees	For the Fiscal Year Ended September 30, 2008 Aggregate Compensation Accrued by the Income Trust(1)	For the Fiscal Year Ended September 30, 2008 Aggregate Compensation Accrued by the Income Fund (1)	For the Year Ended December 31, 2008 Total Compensation Paid by the Income Fund, Income Trust, and Twelve Other Lord Abbett-Sponsored Funds(2)

E. Thayer Bigelow	$6,410	$7,402	$256,000
William H.T. Bush	$5,907	$6,802	$229,000
Robert B. Calhoun, Jr.	$6,692	$7,639	$261,000
Julie A. Hill	$5,772	$6,621	$229,000
Franklin W. Hobbs	$6,108	$6,985	$239,000
Thomas J. Neff	$6,004	$6,847	$235,000
James L.L. Tullis	$6,104	$6,966	$239,000

(1)   Independent directors’/trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund.  A portion of the fees payable by a fund to its independent directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of the fund for later distribution to the directors/trustees.  In addition, $25,000 of each director’s/trustee’s retainer must be deferred and is deemed invested in shares of each fund and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the trustees of the Income Trust are $677, $1,207, $6,692, $1,936, $6,108, $6,004 and $2,333, respectively. Of the amounts shown in the third column, the total deferred amounts for the directors of the Income Fund are $760, $1,363, $7,639, $2,195, $6,985, $6,847 and $2,802, respectively.

(2)   The fourth column shows aggregate compensation, including the types of compensation described in the second and third columns, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2008, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each director/trustee in each Fund and other Lord Abbett-sponsored funds as of December 31, 2008.  The amounts shown include deferred compensation to the directors/trustees deemed invested in fund shares. The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Trustee	Dollar Range of Equity Securities in the High Yield Municipal Bond Fund	Dollar Range of Equity Securities in the National Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds

Robert S. Dow	None	None	Over $100,000
Daria L. Foster	Over $100,000	None	Over $100,000
E. Thayer Bigelow	$1-$10,000	$1-$10,000	Over $100,000
William H. T. Bush	$1-$10,000	$1-$10,000	Over $100,000
Robert B. Calhoun, Jr.	$1-$10,000	$1-$10,000	Over $100,000
Julie A. Hill	$1-$10,000	$1-$10,000	Over $100,000
Franklin W. Hobbs	$1-$10,000	$10,001-$50,000	Over $100,000
Thomas J. Neff	$1-$10,000	Over $100,000	Over $100,000
James L. L. Tullis	$1-$10,000	$1-$10,000	Over $100,000

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Income Fund’s and Income Trust’s  Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing (the “Advisory Group”).  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such

16

persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) transacting in a security that the person covers as an analyst or with respect to which the person has participated in a non-public investor meeting with company management within the six months preceding the requested transaction, (3) profiting on trades of the same security within 60 days, (4) trading on material and non-public information, and (5) engaging in market timing activities with respect to the Lord Abbett-sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Funds have delegated proxy voting responsibilities to the Funds’ investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight.  Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix C.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the twelve months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available on the SEC’s website at www.sec.gov.  The Funds also have made this information available, without charge, on Lord Abbett’s website at www.lordabbett.com.

4.

Control Persons and Principal Holders of Securities

Shareholders beneficially owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.  As of January 6, 2009, to the best of our knowledge, there were no record holders who held 25% or more of a Fund’s outstanding shares.

As of January 6, 2009, to the best of our knowledge, the only persons or entities who owned of record or were known by the Funds to own beneficially 5% or more of the specified class of a Fund’s outstanding shares were as follows:

High Yield Municipal Bond Fund

Citigroup Global Markets Inc.	Class A:	12.05%
333 West 34th St. – 3rd FL	Class C:	18.30%
New York, NY 10001-2402

Edward Jones & Co.	Class A:	31.26%
201 Progress Pkwy
Maryland Hts, MO 63043-3009

MLPF&S	Class A:	16.22%
for the Sole Benefit of its Customers	Class C:	39.04%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

Morgan Stanley & Co.	Class C:	5.07%
Harborside Financial Center
Plaza II, 3rd Floor
Jersey City, NJ 07311

Raymond James & Associates Inc.	Class F:	13.05%
FBO Christopher Mammoser TTEE
U/A DTD Aug 28, 2003
Christopher Mammoser Rev Trust
26W 60 Wood Lark Dr.
Carol Stream, IL 60188-4544

17

High Yield Municipal Bond Fund

Raymond James & Associates Inc.	Class F:	7.57%
FBO Beth Ann Benson TTEE
U/A DTD Nov 19 1991
Beth Ann Benson Trust
504 W Dunlap St
Northville, MI 48167-1409

Lord, Abbett & Co. LLC	Class B*:	99.62%
90 Hudson Street	Class P*:	99.54%
Jersey City, NJ 07302-3900

National Fund

Edward Jones & Co.	Class A:	37.88%
201 Progress Pkwy	Class B:	33.80%
Maryland Hts, MO 63043-3009	Class C:	5.77%

Citigroup Global Markets Inc.	Class A:	5.56%
333 West 34th Street – 3rd Floor	Class B:	5.59%
New York, NJ 10001-2402	Class C:	7.31%

MLPF&S for the Sole Benefit of its Customers	Class A:	7.84%
4800 Deer Lake Dr. E. Fl. 3 Jacksonville,	Class B:	25.11%
FL 32246-6484	Class C:	50.16%

Raymond James & Associates Inc.	Class F:	40.68%
FBO Maurine T. Cox
PO Box 2217
Midland, TX 79702-2217

Raymond James & Associates Inc.	Class F:	9.25%
Norma Jean Crossland
Comm/Prop
5800 N County Road 1244
Midland, TX 79707-9709

Raymond James & Associates Inc.	Class F:	5.18%
FBO Oliver C. Collins
335 1st St,
Northville, MI 48167-1571

Raymond James & Associates Inc.	Class F:	7.79%
FBO Beth Ann Benson TTEE
Beth Ann Benson Grantor
Retained Annuity Trust
504 W Dunlap St.
Northville MI 48167-1409

*    As of January 6, 2009, Lord Abbett owns approximately 100% of the outstanding shares of Class B and P.  It is anticipated that over time this percentage will decrease.

As of January 6, 2009, the Funds’ officers and directors/trustees, as a group, owned less than 1% of each class of each Fund’s outstanding shares.

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5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the prospectus, Lord Abbett is the Income Trust’s and the Income Fund’s investment adviser.  Lord Abbett is a privately held investment manager. The address of Lord Abbett is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Income Trust, Lord Abbett is entitled to an annual management fee based on the High Yield Municipal Bond Fund’s average daily net assets. The management fee is calculated daily and payable monthly at the following annual rate:

0.50% on the first $1 billion of average daily net assets;

0.45% on the next $1 billion of average daily net assets; and

0.40% on average daily net assets over $2 billion.

Under the Management Agreement between Lord Abbett and the Income Fund, Lord Abbett is entitled to an annual management fee based on the National Fund’s average daily net assets. The management fee is calculated daily and payable monthly at the following annual rate:

0.45% on the first $1 billion of average daily net assets;

0.40% on the next $1 billion of average daily net assets; and

0.35% on average daily net assets over $2 billion.

The management fees paid to Lord Abbett by the High Yield Municipal Bond Fund for the past three fiscal years ended September 30th were as follows:

2008	2007	2006
$6,184,721	$6,842,396	$3,604,027

For the fiscal year ended September 30, 2008, Lord Abbett voluntarily waived a portion of its entire effective management fee of 0.49%. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.  Other expenses reimbursed by Lord Abbett and not repaid were $897,365.

The other expenses reimbursed by Lord Abbett and not repaid for National Fund for the past three fiscal years ended September 30 were as follows:

2008	2007	2006
$19,326	$518,443	$8

The management fees payable to, waived by and collected by Lord Abbett for the National Fund for the past three fiscal years ended September 30 were as follows:

	2008	2007	2006

Gross Management Fees	$3,827,615	$2,616,611	$2,556,940

Management Fees Waived	$—	$—	$—

Net Management Fees	$3,827,615	$2,616,611	$2,556,940

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Directors’/Trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders insurance premiums, and other expenses connected with executing portfolio transactions.

19

Administrative Services

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%. This fee is allocated among the classes of shares of each Fund based on average daily net assets.

The administrative service fees paid to Lord Abbett by each Fund for the past three fiscal years ended September 30 were as follows:

Fund	2008	2007	2006

High Yield Municipal Bond Fund	$505,309	$563,768	$288,417

National Fund	$340,232	$232,588	$227,283

Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and/or may assume other expenses of a Fund.

Portfolio Managers

As stated in the prospectus, each Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The portfolio management team is headed by Daniel S. Solender.  Assisting Mr. Solender is Peter Scott Smith. Messrs. Solender and Smith are jointly and primarily responsible for the day-to-day management of each Fund.

The following table indicates for each Fund as of September 30, 2008:  (1) the number of other accounts managed by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

Other Accounts Managed (# and Total Assets+)*
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

High Yield Municipal Bond Fund	Daniel S. Solender	10 / $2,360.9	0 / $0.0	7,466 / $5,384.0
	Peter Scott Smith	10 / $2,360.9	0 / $0.0	0/$0.00

National Fund	Daniel S. Solender	10/$2,613.6	0 / $0.0	7,466/$5,384.0
	Peter Scott Smith	10/$2,613.6	0 / $0.0	0/$0.00

+  Total Assets are in millions.

*  Included in the number of accounts and total assets are 0 accounts with respect to which the management fee is based on the performance of  the account.

Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Funds and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives

20

and policies.  A portfolio manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of the Funds.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds.  Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

Compensation of Portfolio Managers

When used in this section, the term “fund” refers to the Funds, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager.  Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions.  The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors.  These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors.  In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer groups maintained by rating agencies, as well as the Fund’s peer group.  In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team.  Lord Abbett does not manage hedge funds.  In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Portfolio Managers

The following table indicates for each Fund the dollar range of shares beneficially owned by the portfolio managers who are jointly and primarily responsible for the day-to-day management of that Fund, as of September 30, 2008.  This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

High Yield Municipal	Daniel S. Solender			X
Bond Fund	Peter Scott Smith		X

National Fund	Daniel S. Solender	X
	Peter Scott Smith	X

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Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is each Fund’s custodian.  The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s net asset value.

Transfer Agent

DST Systems, Inc., 210 West. 10th St., Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Funds.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center New York, NY 10281, is the independent registered public accounting firm of the Funds and must be approved at least annually by the Funds’ Board to continue in such capacity.  Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds’ annual report to shareholders.

6.

Portfolio Transactions and Brokerage Allocations

Investment and Brokerage Discretion. Each Fund’s Management Agreement authorizes Lord Abbett to place orders for the purchase and sale of portfolio securities.  In doing so, Lord Abbett seeks to obtain “best execution” on all portfolio transactions.  This means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions, and taking into account the full range and quality of the broker-dealers’ services.  To the extent consistent with obtaining best execution, a Fund may pay a higher commission than some broker-dealers might charge on the same transaction.  Lord Abbett is not obligated to obtain the lowest commission rate available for a portfolio transaction exclusive of price, service and qualitative considerations.

Selection of Brokers and Dealers.  The policy on best execution governs the selection of broker-dealers and selection of the market and/or trading venue in which to execute the transaction.  Normally, traders who are employees of Lord Abbett make the selection of broker-dealers.  These traders are responsible for seeking best execution.  They also conduct trading for the accounts of other Lord Abbett investment management clients, including investment companies, institutions and individuals.  To the extent permitted by law, a Fund, if Lord Abbett considers it advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund or client without the intervention of any broker-dealer.

To the extent a Fund purchases or sells fixed-income securities, the Fund generally will deal directly with the issuer or through a primary market-maker acting as principal on a net basis.  When dealing with a broker-dealer serving as a primary market-maker, a Fund pays no brokerage commission but the price, which reflects the spread between the bid and ask prices of the security, usually includes undisclosed compensation and may involve the designation of selling concessions.  A Fund may also purchase fixed-income securities from underwriters at prices that include underwriting fees.

Evaluating the Reasonableness of Brokerage Commissions Paid.  Each Fund pays a commission rate that Lord Abbett believes is appropriate under the circumstances.  While Lord Abbett seeks to pay competitive commission rates, a Fund will not necessarily be paying the lowest possible commissions on particular trades if Lord Abbett believes that the Fund has obtained best execution and the commission rates paid by the Fund are reasonable in relation to the value of the services received.  Such services include, but are not limited to, showing the Fund trading opportunities, a willingness and ability to take principal positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, providing and/or facilitating Lord Abbett’s use of proprietary and third party research, confidential treatment, promptness and reliability.  Lord Abbett may view the value of these services in terms of either a particular transaction or multiple transactions on behalf of one or more accounts that it manages.

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On a continuing basis, Lord Abbett seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of a Fund and its other clients.  In evaluating the reasonableness of commission rates, Lord Abbett may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) the value of any research products and services that may be made available to Lord Abbett based on its placement of transactions with the broker-dealer; and (h) rates paid by other institutional investors based on available public information.

Research Products and Services.  The federal securities laws permit an investment adviser, under certain circumstances, to cause the accounts it manages to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer.  For this purpose, brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody).

Brokerage and research services may be supplied to Lord Abbett by the executing broker-dealer or by a third party at the direction of the broker-dealer through which portfolio transaction orders are placed.  Research services may be provided by the executing broker-dealer to Lord Abbett in written form or through direct contact with individuals, including telephone contacts and meetings with securities analysts, economists, portfolio company management representatives and industry spokespersons and may include information on the economy, securities markets and other types of information that assist in the evaluation of investments.  Examples of research-oriented services for which Lord Abbett might pay with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

Lord Abbett does not attempt to allocate to any particular client account the relative costs or benefits of brokerage and research services received from a broker-dealer.  Rather, Lord Abbett believes that any brokerage and research services received from a broker-dealer are, in the aggregate, of assistance to Lord Abbett in fulfilling its overall responsibilities to its clients.  Accordingly, Lord Abbett may use brokerage and research services received from broker-dealers in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Funds.  Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts.

Lord Abbett believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.  Receipt of independent investment research allows Lord Abbett to supplement its own internal research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms.  Lord Abbett subjects all outside research material and information received to its own internal analysis before incorporating such content into its investment process.  As a practical matter, Lord Abbett considers independent investment research services to be supplemental to its own research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce its own research efforts.  Any investment advisory or other fees paid by a Fund to Lord Abbett are not reduced as a result of Lord Abbett’s receipt of research services.  It is unlikely that Lord Abbett would attempt to generate all of the information presently provided by broker-dealers and third party research services in part because there would no longer be an independent, supplemental viewpoint.  Also the expenses of Lord Abbett would be increased substantially if it attempted to generate such additional information through its own staff or if it paid for these products or services itself.  To the extent that research services of value are provided by or through such broker-dealers, Lord Abbett will not have to pay for such services itself.  These circumstances give rise to potential conflicts of interest, which Lord Abbett manages by following internal procedures designed to ensure that the value, type and quality of any products or services it receives from broker-dealers are permissible under the federal securities laws, including relevant regulatory interpretations thereof.

Certain of the brokerage and research services Lord Abbett receives are proprietary to the broker-dealer supplying them and provided in connection with a particular transaction or furnished by broker-dealers on their own initiative

23

and may not have an explicit cost associated with such product or service.  In addition, Lord Abbett may purchase proprietary broker-dealer research or third party research with its own resources.

Mixed-Use Products and Services.  In some cases, Lord Abbett may receive a product or service from a broker-dealer that has both a “research” and a “non-research” use.  When this occurs, Lord Abbett makes a good faith allocation between the research and non-research uses of the product or service.  The percentage of the product or service Lord Abbett uses for research purposes may be paid for with client commissions, while Lord Abbett will use its own funds to pay for the percentage of the product or service that it uses for non-research purposes.  In making this good faith allocation, Lord Abbett faces a potential conflict of interest, but Lord Abbett believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such products or services to their research and non-research uses.

Allocation of Brokerage Commissions.  Lord Abbett periodically assesses the contributions of the equity brokerage and research services provided by broker-dealers and creates a ranking of broker-dealers reflecting these assessments.  Portfolio managers and research analysts each evaluate the services they receive from broker-dealers and make judgments as to the value and quality of such services.  These assessments may affect the extent to which Lord Abbett trades with a broker-dealer, although the actual amount of transactions placed with a particular broker-dealer may not directly reflect its ranking in the voting process.  Lord Abbett periodically monitors the allocation of equity trading among broker-dealers.

Lord Abbett may select broker-dealers that provide brokerage and research products and services in order to ensure the continued receipt of such products and services which Lord Abbett believes are useful in its investment decision-making process.  Further, Lord Abbett may have an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable arrangements for Lord Abbett to receive research or other services.  In order to manage these conflicts of interest, Lord Abbett has adopted internal procedures that are designed to ensure that its primary objective in the selection of a broker-dealer is to seek best execution for the portfolio transaction.

Lord Abbett’s arrangements for research or brokerage services do not involve any commitment by Lord Abbett or a Fund regarding the allocation of brokerage business to or among any particular broker-dealer.  Rather, Lord Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio securities.  Each Fund is prohibited from compensating a broker-dealer for promoting or selling Fund shares by directing the Fund’s portfolio transactions to the broker-dealer or directing any other remuneration to the broker-dealer, including commissions, mark-ups, mark downs or other fees, resulting from the Fund’s portfolio transactions executed by a different broker-dealer. Each Fund is permitted to effect portfolio transactions through broker-dealers that also sell shares of the Lord Abbett funds, provided that Lord Abbett does not consider sales of shares of the Lord Abbett funds as a factor in the selection of broker-dealers to execute portfolio transactions. Thus, whether a particular broker-dealer sells shares of the Lord Abbett funds is not a factor considered by Lord Abbett when selecting broker-dealers for portfolio transactions and any such sales neither qualifies nor disqualifies the broker-dealer from executing portfolio transactions for a Fund.

Lord Abbett normally seeks to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including a Fund, to facilitate “best execution” and to reduce other transaction costs, if relevant.  All accounts included in a batched transaction through a broker-dealer that provides Lord Abbett with research or other services pay the same commission rate, regardless of whether one or more accounts has prohibited Lord Abbett from receiving any credit toward such services from its commissions.  Each account that participates in a particular batched order, including a Fund, will do so at the average share price for all transactions related to that order.

Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata).  Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account.  In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.  Lord Abbett also may not use a pro-rata allocation approach when making initial investments for newly established accounts for the purpose of seeking to fully invest such accounts as promptly as possible.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker-dealer for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account

24

programs (sometimes referred to as “wrap” or “SMA programs”).  In addition, some broker-dealers who have negotiated an arrangement with Lord Abbett for the provision of brokerage and research services may offer a lower commission rate for client accounts not participating in such arrangement (“non-participating accounts”).  It is Lord Abbett’s policy, however, to seek to include non-participating accounts in batched trades, as Lord Abbett believes these non-participating accounts would receive overall better execution notwithstanding the fact that the non-participating account may be able to pay a lower commission rate if it were not included in the batched trade.

When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  When transactions for all accounts using a particular investment strategy are communicated to the trading desk at or about the same time, Lord Abbett generally will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for SMA programs, by program, and finally for directed accounts.  However, Lord Abbett may determine in its sole discretion to place transactions for one group of accounts (e.g., directed accounts or SMA programs) before or after the remaining accounts based on a variety of factors, including size of overall trade, the broker-dealer’s commitment of capital, liquidity or other conditions of the market and confidentiality.  In some cases, however, Lord Abbett’s batching, allocation and rotation procedures may have an adverse effect on the size of the position purchased for or sold by a particular account or the price paid or received by certain accounts.  Lord Abbett’s trading practices are intended to avoid systematically favoring one product or group of accounts over another and to provide fair and equitable treatment over time for all products and clients.

Total Brokerage Commissions Paid to Independent Broker-Dealers

Each Fund paid total brokerage commissions on transactions of securities to independent broker-dealer firms as follows for the past three fiscal years ended September 30:

Fund	2008	2007	2006
High Yield Municipal Bond Fund	$22,463	$36,651	$11,032
National Fund	$51,058	$6,604	$5,579

Lord Abbett purchased third party research services with its own resources during the fiscal years ended September 30, 2008, 2007 and 2006.

7.

Classes of Shares

Each Fund offers investors different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund.  However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of directors/ trustees from the separate voting requirements.

Each Fund does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Income Trust’s Declaration and Agreement of Trust (“Declaration”), shareholder meetings may be called (i)  at any time by certain officers of the Income Trust or by a majority of the Trustees for the purpose of taking action upon any matter requiring the vote or authority of the High Yield Municipal Bond Fund’s shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of the High Yield Municipal Bond Fund’s outstanding shares

25

and entitled to vote at the meeting. The Income Fund’s By-Laws provide that the Income Fund shall not hold an annual meeting of its shareholders in any year unless the election of directors is required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Income Fund outstanding and entitled to vote at the meeting. A special meeting may be held if called by the Chairman of the Board, by a majority of the Board of Directors, or by shareholders holding at least one quarter of the stock of the Income Fund outstanding and entitled to vote at the meeting.

Shareholder Liability.  Delaware law provides that the Income Trust’s shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations.  The courts of some states, however, may decline to apply Delaware law on this point.  The Declaration of Trust contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Income Trust and requires that a disclaimer be given in each contract entered into or executed by the Income Trust.  The Declaration provides for indemnification out of the Income Trust's property of any shareholder or former shareholder held personally liable for the obligations of the Income Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration of Trust, the Trustees may, without shareholder vote, cause the Income Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Income Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Income Trust’s registration statement.  In addition, the Trustees may, without shareholder vote, cause the Income Trust to be incorporated under Delaware law or organize another entity in which the Trust will have an interest to take over some or all of the Trust’s property or carry on the Trust’s business.

Derivative actions on behalf of the Income Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Income Trust and if the shareholders have requested that the Trustees take such action and the Trustees failed or refused to do so for a period of 60 days.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

As used in the section “Purchases, Redemptions, Pricing, and Payments to Dealers,” the term “the Fund” refers to each of the Funds in this SAI unless explicitly stated otherwise.

Information concerning how we value Fund shares is contained in the prospectus under “Other Information for Fund Investors— Pricing of Fund Shares.”

The Fund’s Board have adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the prospectus under “Other Information for Fund Investors— Excessive Trading and Market Timing” for more information.

Under normal circumstances we calculate each Fund’s net asset value as of the close of the New York Stock Exchange LLC (“NYSE”) on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE.  Market value will be determined as follows:  securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the OTC market if, that market more accurately reflects the market value of the bonds.   Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices.  OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices.  Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the prospectus.

The net asset value per share for the Class I shares will be determined by taking the net assets and dividing by the number of Class I shares outstanding.  Our Class I shares will be offered at net asset value.

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Class I Share Exchanges.  The prospectus briefly describes the Telephone and Online Exchange Privileges.  You may exchange some or all of your Class I shares for Class I shares of any Lord Abbett-sponsored funds currently offering Class I shares to the public.  You should read the prospectus of the other fund before exchanging.  In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.  Each Fund reserves the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders.  The Funds are designed for long-term investors and are not designed to serve as vehicles for frequent trading in response to short-term swings in the market. We can revoke or modify the privilege for all shareholders upon 60 days’ written notice.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the prospectus for expedited redemption procedures.

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits. Redemptions, even when followed by repurchases, are taxable transactions for shareholders that are subject to U.S. federal income tax.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Purchases through Financial Intermediaries.  The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds or Lord Abbett Distributor.  A Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in the Funds’ prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

A.G. Edwards & Sons, Inc.	LPL Financial
AIG SunAmerica Life Assurance Company	Mass Mutual Life Investors Services, Inc.
Allstate Life Insurance Company	Merrill Lynch Life Insurance Company
Allstate Life Insurance Company of New York	Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or
B.C. Ziegler and Company	certain of its affiliates)
Bank of America	MetLife Securities, Inc.
Bodell Overcash Anderson & Co., Inc.	Morgan Stanley DW, Inc
Cadaret, Grant & Co., Inc.	Nationwide Investment Services Corporation
Citigroup Global Markets, Inc.	PHL Variable Insurance Company
Commonwealth Financial Network	Phoenix Life and Annuity Company
Edward D. Jones & Co., L.P.	Phoenix Life Insurance Company
Family Investors Company	Protective Life Insurance Company
Fidelity Brokerage Services, LLC	RBC Dain Rauscher

27

First SunAmerica Life Insurance Company	RBC Insurance d/b/a Liberty Life Insurance
First Allied Securities, Inc.	Raymond James & Associates, Inc.
Genworth Life & Annuity Insurance Company	Raymond James Financial Services, Inc.
Hartford Life and Annuity Insurance Company	Sun Life Assurance Company of Canada
Hartford Life Insurance Company	Sun Life Insurance and Annuity Company of New York
James I. Black & Co.	UBS Financial Services Inc.
Janney Montgomery Scott	Wachovia Securities, LLC
Lincoln Life & Annuity Company of New York	Woodbury Financial Services, Inc.
Lincoln National Life Insurance Company

For more specific information about any revenue sharing payments made to Dealers, investors should contact their investment professional. See “Financial Intermediary Compensation” in the Funds’ prospectus for further information.

Thomas J. Neff, an Independent Director/Trustee of the Funds is a director of Hewitt Associates, Inc. and owns less than 0.02% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $3.2 billion in revenue in fiscal 2008.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from a Fund and/or other Lord Abbett-sponsored funds.  In the twelve months ended October 31, 2008, Hewitt Associates LLC received recordkeeping payments totaling approximately $452,090 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of each Fund’s shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Funds

Each Fund has elected, qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).  Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service.  If a Fund qualifies for the special tax treatment afforded to a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year a Fund does not so qualify, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming a Fund does qualify for such favorable tax treatment, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Assuming that each Fund qualifies for the special tax treatment afforded to a regulated investment company, if at the close of each quarter of a taxable year of the Fund at least 50% of the value of the Fund’s total assets consists of certain obligations the interest on which is excludible from gross income under Section 103(a) of the Code, the Fund will qualify to pay “exempt-interest” dividends to its shareholders.  Those dividends constitute the portion of aggregate dividends (excluding capital gains) as designated by each Fund, equal to the excess of the Fund’s excludible interest over certain amounts disallowed as deductions.  Exempt-interest dividends paid by each Fund are generally exempt from regular federal income tax; however, the amount of such dividends must be reported on the recipient’s federal income tax return.

The High Yield Municipal Bond Fund may invest up to 100% and the National Fund may invest up to 20% of its net assets in certain “private activity bonds” that generate interest that constitute items of tax preference that are subject to the U.S. federal alternative minimum tax for individuals or entities that are subject to such tax.  In addition, all exempt-interest dividends may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax.

All dividends, other than exempt-interest dividends, are taxable whether a shareholder takes them in cash or reinvests them in additional shares of a Fund.  Each Fund may invest a portion of its portfolio in short-term taxable obligations and may engage in transactions generating gains or income which is not tax exempt, such as selling or

28

lending portfolio securities, purchasing non-municipal securities, acquiring debt obligations at a market discount, or entering into options and futures transactions.

Dividends paid by a Fund from such taxable net investment income or net realized short-term capital gains are taxable to you as ordinary income.  Since neither of the Funds’ income is derived primarily from sources that pay “qualified dividend income,” distributions from each Fund’s taxable net investment income generally will not qualify for taxation at the reduced tax rates available to individuals on qualified dividend income.  In addition, the Funds generally do not expect that any of the Fund’s dividends will qualify for any dividend-received deduction that might otherwise be available to corporate shareholders.

Distributions paid by a Fund from its net realized long-term capital gains that are designated by the Fund as “capital gain dividends” are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares.  The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (0% for certain taxpayers in the 10% or 15% income tax brackets) for capital assets held for more than one year.  You should also be aware that the benefits of the long-term capital gains rates may be reduced if you are subject to the alternative minimum tax.  Under current law, the reduced federal income tax rates on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.  Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

A Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of up to eight years to offset the Fund’s capital gains in those years.  To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as capital gain dividends.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gain from the sale of the shares.

Ordinarily, you are required to take distributions by each Fund into account in the year in which they are made.  However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared.  Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Redemptions and exchanges of Fund shares for shares of another fund generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares will be disallowed to the extent of the amount of any exempt-interest dividends received.  Additionally, if your holding period is six months or less, any capital loss realized from the sale, exchange, or redemption of such shares, to the extent not previously disallowed, must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares.  Losses on the sale of Fund shares may be disallowed to the extent that within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire other shares in the same Fund (including pursuant to reinvestment of dividends and/or capital gain distributions).

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund may not be deductible, in whole or in part, for federal purposes.  Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of acquiring or carrying shares of a Fund even though the borrowed funds may not be directly traceable to the purchase of shares.

Fund shares may not be an appropriate investment for “substantial users” of facilities financed by industrial development bonds, or persons related to such “substantial users.”  Such persons should consult their tax advisers before investing in Fund shares.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

29

Certain investment practices that the Funds may utilize, such as investing in options, futures, interest rate swaps, credit swaps, total return swaps, and options on swaps and interest rate caps, floors and collars, may affect the amount, character and timing of the recognition of gains and losses by the  Funds.  Such transactions may in turn affect the amount and character of Fund distributions and may result in the distribution of taxable income to you.

The High Yield Municipal Bond Fund may invest up to 100% and the National Fund may invest up to 35% of its net assets in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by each Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, each Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.  A shareholder who fails to make the required disclosure may be subject to substantial penalties.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments and exchanges (“backup withholding”). Generally, you will be subject to backup withholding if a Fund does not have your Social Security number or other certified taxpayer identification number on file, or, to the Fund's knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.  When establishing an account, you must certify under penalties of perjury that your Social Security number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Funds can differ from the U.S. federal income tax rules described above.  Although interest from tax-exempt bonds is generally not excludible from income for state and local income tax purposes, many states allow you to exclude the percentage of dividends derived from interest income on obligations of the state or its political subdivisions and instrumentalities if you are a resident of that state.  Many states also allow you to exclude from income interest on obligations of the federal government and certain other governmental authorities, including U.S. territories and possessions.  However, certain states may require that a specific percentage of a Fund’s income be derived from state and/or federal obligations before such dividends may be excluded from state taxable income.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund may not be deductible, in whole or in part, for state or local purposes.  The Funds intend to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on state and/or federal obligations may be excluded from state taxable income.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts).  The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity.  Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions,

30

insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities.  If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from a Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for taxable years of the Fund commencing prior to January 1, 2010, if the Fund chooses to make a specific designation relating to such dividends) and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, local, and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ  07302-3973, serves as the principal underwriter for the Funds.  The Funds have entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

11.

Financial Statements

The financial statements incorporated herein by reference from Lord Abbett Municipal Income Trust’s and Lord Abbett Municipal Income Fund, Inc.’s 2008 annual report to shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

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APPENDIX A

Municipal Bond Ratings

Moody’s Investors Service

Investment Grade

Aaa:  Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Below Investment Grade

Ba:  Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca:  Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody’s appends the following numerical modifiers to each generic rating classification from Aa through Caa: modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

Standard & Poor’s

Investment Grade

AAA:  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A-1

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor’s capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters.

However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are continuing.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Ratings

Investment Grade

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable future developments.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

A-2

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Below Investment Grade

BB: Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Municipal Note Ratings

Moody’s Investors Service

Investment Grade

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

Below Investment Grade

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:  Issues carrying this designation have a speculative capacity to pay principal and interest.

A-3

Short-Term Debt Ratings

Moody’s Investors Service

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues in the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable economic and business environment.

D: Default. Actual or imminent payment default

A-4

APPENDIX B

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings (Item #1) *

Abel/Noser Corp.	Monthly
Annitek Consulting, LLC	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
BNY ConvergEx Execution Solutions, Inc.	As Requested
Branch Bank and Trust	As Requested
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Cardinal Investment Advisors LLC	As Requested
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	Annually
DeMarche Associates, Inc.	As Requested
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Freedom One Financial Group	Monthly
Fund Evaluation Group, LLC	Quarterly
Hartland & Co.	Monthly
Hoefer and Arnett, Inc.	As Requested
Indie Research, LLC	As needed
Inforlago IT Ltd.	As Requested
InfusionDEV LLC	As Requested
ING Life Insurance and Annuity Company / ING Insurance Company of America	As Requested
Institutional Shareholder Services, Inc. (ISS)	Daily
Investortools Inc.	Daily
Jeffrey Slocum & Associates, Inc.	Monthly
Jeffries & Co., Inc.	Monthly
John Hancock Financial Services	As Requested
JP Morgan Securities, Inc.	Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
LCG Associates, Inc.	As requested

B-1

Portfolio Holdings (Item #1) *

Lipper Inc., a Reuters Company (tech)	Monthly
MacGregor Group, Inc.	Upon Request
Marquette Associates	As Requested
Mercer HR Services LLC (Putnam Fiduciary Trust Company)	Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily
MSCI Barra	Daily
Natixis Bleichroeder, Inc.	Upon Request
Nock, Inc.	Daily
Prime Buchholz & Associates, Inc.	As Requested
Princeton Financial Systems, Inc.	Upon Request
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Rabil Stock Research, LLC	As Requested
RBC Capital Markets Corporation	Upon Request
Reuters America LLC	Daily
Robert W. Baird, Inc.	Upon Request
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
Schwab Corporate Services	Monthly
SG Constellation LLC	Daily
Sidoti & Company, LLC	Upon Request
Standard & Poor’s	Monthly
State Street Corporation	Daily
Stifel, Nicholaus & Co. Inc.	Quarterly
Stratford Advisory Group. Inc.	As Requested
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Watson Wyatt Worldwide	Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*                   Each Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

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April 17, 2008

APPENDIX C

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained RiskMetrics Group, formerly Institutional Shareholder Services (“RMG”), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

C-1

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account  business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.  We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld.

These actions include, but are not limited to:

(1)                Attending less than 75% of board and committee meetings without a valid excuse.

(2)                Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

(3)                Failing to act on takeover offers where a majority of shareholders tendered their shares.

(4)                Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.

(5)                Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal.  We will consider on a case-by-case basis proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and, as a general matter, we believe that all directors should be accountable on an annual basis.  Nonetheless, we recognize that the basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Moreover, in certain cases, shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate

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effectively with potential acquirers, and a classified board may give incumbent management the ability to combat a hostile takeover attempt and thereby preserve shareholder value.  Accordingly, we will examine proposals to classify or declassify boards of directors on a case-by-case basis and vote in the manner we determine to be in the best interests of shareholders.

Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis.  We use RMG for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

(1)                The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

(2)                Management’s rationale for why the repricing is necessary.

(3)                The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

(4)                Other factors, such as the number of participants, term of option, and the value for value exchange.

In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives.  Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

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Takeover Issues

Votes on mergers and acquisitions must be considered on a case-by-case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1)                    Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)                    Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)                    Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)                    “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•                  Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•                  No dead-hand or no-hand pills.

•                  Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•                  Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

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Lord Abbett
Short Duration
Tax Free Fund

PROSPECTUS

FEBRUARY 1, 2009

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Class B shares of the Fund are not offered to the general public and are authorized but not available in all states. Please call 888-522-2388 for further information.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

THE FUND

WHAT YOU SHOULD KNOW ABOUT THE FUND	Objective	2

	Principal Strategy	2

	Main Risks	4

	Performance	7

	Fees and Expenses	7

	Additional Investment Information	9

	Management	14

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Choosing a Share Class	16

	Sales Charges	20

	Fee-Based Program Investors	25

	Financial Intermediary Compensation	28

	Purchases	34

	Exchanges	35

	Redemptions	36

	Distributions and Taxes	38

	Automatic Services for Fund Investors	40

	Other Services for Fund Investors	40

	Other Information for Fund Investors	42

FINANCIAL INFORMATION

Financial Highlights	48

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUND AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUND

OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

PRINCIPAL STRATEGY

To pursue its objective, under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal income tax (this policy may not be changed without shareholder approval). The Fund may invest up to 20% of its net assets in bonds that pay interest that is subject to the federal alternative minimum tax ("AMT"), including certain private activity bonds, and other fixed income securities, including bonds that pay interest that is subject to federal income tax.

Under normal market conditions, the Fund attempts to invest primarily in municipal bonds that, at the time of purchase, are rated investment grade or determined by Lord Abbett to be of comparable quality. The Fund may invest up to 20% of its net assets in municipal bonds that, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

The Fund seeks to maintain a dollar-weighted average effective duration between one and three years. The Fund may, however, invest in securities that have short, intermediate or long maturities or duration. The Fund will invest in money market securities and their equivalents as part of its principal strategy. The Fund is not a money market fund and therefore is not subject to the credit quality, maturity and other requirements applicable to money market funds.

We, the Fund, or Short Duration Tax Free Fund refers to Lord Abbett Short Duration Tax Free Fund, a portfolio or series of the Lord Abbett Municipal Income Trust (the "Trust").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding municipal bonds purchased with the pooled money of investors. It strives to reach its stated objective; although, as with all mutual funds, it cannot guarantee results.
Reasonable Risk. The Fund assesses risk by considering the volatility the Fund has over time. By volatility we mean the level of price fluctuations in the Fund's holdings. The Fund believes that a volatility that generally approximates the Barclays Capital 1 Year Municipal Bond Index represents reasonable risk.
Municipal Bonds ("bonds") are debt securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities that provide income free from federal income taxes. Municipal bonds generally are divided into two types:
• General Obligation Bonds are secured by the full faith and credit of the issuer and its taxing power.
• Revenue Bonds are payable only from revenue derived from a particular facility or source, such as bridges, tolls or sewer services. Industrial development bonds and private activity bonds are revenue bonds.
Fixed income securities include bonds, debentures, government obligations, commercial paper and pass-through instruments, among other things. The Fund may invest in fixed income securities with both fixed and variable interest rates.
Investment grade debt securities are debt securities that are rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

THE FUND
2

SHORT DURATION TAX FREE FUND

The Fund may invest in certain derivatives in an attempt to increase income. Some of these investments or instruments may cause the Fund to realize a limited amount of ordinary income or short-term capital gains, which are treated as ordinary income for federal income tax purposes.

A portion of the Fund's holdings may be "callable," a feature that allows the bond issuer to redeem the bond before its maturity date.

In selecting municipal bonds, we focus on:

•  Credit Quality – an issuer's ability to pay principal and interest

•  Income Tax Exemption – the bond issuer's ability to pay interest free from federal income tax

•  Total Return Potential – the return possibilities for an investment over a period of time, including appreciation and interest

•  Call Protection – assurance by an issuer that it will not redeem a bond earlier than anticipated

The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political or other conditions, the Fund may take a temporary defensive position by investing up to 100% of its assets in: (i) short-term taxable securities and (ii) cash, investment grade commercial paper, short-term U.S. Government securities, municipal money market securities and other money market equivalents. These types of securities tend to have strong liquidity features and enable the Fund to maintain its short duration. Taking a temporary defensive position could reduce tax-exempt income and prevent the Fund from achieving its investment objective.

The Fund may sell a security if it no longer meets the Fund's investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition

Below investment grade or high yield municipal bonds (sometimes called "lower rated bonds" or "junk bonds") are debt securities that are rated BB/Ba or lower by a Rating Agency, or are unrated but determined by Lord Abbett to be of comparable quality. High yield debt securities typically pay a higher yield than investment grade debt securities. High yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high yield debt securities also may be less liquid.
Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The longer a portfolio's duration, the more sensitive it is to interest rate risk. The shorter a portfolio's duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and the price of a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point.
Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index. The Fund may invest in swap transactions, interest rate caps and similar instruments, floaters, residual interest bonds (also known as "inverse floaters") and other types of derivatives.

THE FUND
3

SHORT DURATION TAX FREE FUND

of the economy, changes in the issuer's competitive position or financial condition, changes in the outlook for the issuer's industry, and the impact of the security's duration on the Fund's overall duration.

MAIN RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund's investments typically will lose value.

Additional risks that could reduce the Fund's performance or increase volatility include the following:

•  Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insurance or other credit enhancements supporting the Fund's investment may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support in addition to the credit risk of the underlying investment that is being enhanced. Credit support provided by foreign entities may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of the entity to meet its obligations. A change in the credit rating or the market's perception of the creditworthiness of any of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share prices, and Fund performance. The Fund also may be adversely affected by the inability of an insurer to meet its insurance obligations.

•  Interest Rate Risk – Prices of fixed-income securities, including tax-exempt securities, generally fall during a rising interest rate environment. Interest rate changes typically have a greater effect on the price of fixed-income securities with longer durations. Because the Fund invests primarily in short duration municipal bonds, it is less sensitive to interest rate risk than a fund that invests primarily in longer duration municipal bonds.

•  Liquidity Risk – The market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. It may be difficult for the Fund to sell such securities in a timely manner and at their stated value, which could result in losses to the Fund.

THE FUND
4

SHORT DURATION TAX FREE FUND

•  Risks Associated with Non-Investment Grade Securities – The Fund may invest up to 20% of its assets in securities rated below investment-grade (sometimes referred to as "junk bonds"), which may be subject to greater credit and liquidity risks than investment-grade securities.

•  Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•  Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•  Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund's performance may be affected by local, state, and regional factors depending on the states in which the Fund's investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems.

•  Sector Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations. The electric utility industry is subject to rate regulation vagaries. The health care industry faces two main challenges – affordability and access.

•  Legislative Risk – Legislative changes in the tax-exempt character of particular municipal bonds could have an adverse effect on municipal bond prices.

•  Management Risk – If certain sectors or investments do not perform as expected, the Fund could underperform other similar funds or lose money.

•  Reclassification Risk – The Internal Revenue Service ("IRS") has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. In such a case, the Fund might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

THE FUND
5

SHORT DURATION TAX FREE FUND

•  Derivatives Risk – Loss may result from the Fund's investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund's interest rate risk.

•  State and Territory Risks – Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. Certain state and local governments and other government issuers suffered significant drops in revenues coinciding with the last U.S. economic recession, resulting in a very difficult period for state and local governments. Even after the national economy emerged from the recession, many states continued to suffer fiscal imbalances. The effects of the subprime mortgage market crisis, the housing market downturn, and other aspects of the national economic recession that began in 2008 have caused declines in tax revenues and put pressure on budgetary reserves for affected governments and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund's investments and could cause you to lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

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SHORT DURATION TAX FREE FUND

PERFORMANCE

The Fund does not show any performance because it has not completed a full calendar year of operations.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		B	C		F
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	2.25	%(1)	None	None		None
Maximum Deferred Sales Charge (See "Sales Charges") (2)	None(3)		5.00%	None(4)		None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (5)	0.40%		0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees(6)	0.20%		1.00%	1.00	%(7)	0.10%
Total Other Expenses	0.24%		0.24%	0.24%		0.24%
Interest and Related Expenses from Inverse Floaters(8)	0.03%		0.03%	0.03%		0.03%
Other Expenses(9)	0.21%		0.21%	0.21%		0.21%
Total Operating Expenses	0.84%		1.64%	1.64%		0.74%
Expense Reimbursement(10)(11)	(0.34)%		(0.34)%	(0.34)%		(0.34)%
Net Expenses(10)(11)	0.50%		1.30%	1.30%		0.40%

  (1)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charge – Class A Share Front-End Sales Charge" for more information.

  (2)  The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

  (3)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (4)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (5)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (6)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (7)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

  (8)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (9)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund. "Other Expenses" are based on estimated amounts for the current fiscal year.

  (10)  For the period from December 10, 2008 through January 31, 2010, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annualized rate of 0.50% of average daily net assets for Class A shares, 1.30% of average daily net assets for Class B and C shares, and 0.40% of average daily net assets for Class F shares. This contractual expense reimbursement, which may not be terminated without the mutual consent of Lord Abbett and the Board, excludes certain interest expenses and related fees that the Fund incurs in connection with its investments in inverse floaters and also excludes extraordinary legal expenses.

  (11)  Lord Abbett is voluntarily reimbursing a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annualized rate of 0.45% of average daily net assets for Class A shares, 1.25% of average daily net assets for Class B and C shares, and 0.35% of average daily net assets for Class F shares. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.

SYMBOLS:
CLASS A	LSDAX
CLASS B	TBA
CLASS C	LSDCX
CLASS F	LSDFX

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SHORT DURATION TAX FREE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Class	1 Year	3 Years
Class A Shares	$275	$442
Class B Shares	$532	$772
Class C Shares	$132	$472
Class F Shares	$41	$190

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years
Class A Shares	$275	$442
Class B Shares	$132	$472
Class C Shares	$132	$472
Class F Shares	$41	$190

The example assumes a deduction of the applicable CDSC for the one-year and three-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years.

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ADDITIONAL INVESTMENT INFORMATION

This section describes some of the investment techniques that the Fund may use and some of the risks associated with those techniques. The composition of the Fund's portfolio and the techniques that the Fund uses in seeking its investment objective and employing its investment strategies will vary over time. The Fund may use each of the techniques described below at all times, at some times or not at all.

Adjusting Investment Exposure. The Fund will be subject to the risks associated with its investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

Concentration. The Fund will not invest 25% or more of its total assets in any industry, other than tax-exempt securities issued by governments or political subdivisions of governments to which this limitation does not apply. Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations.

Futures Contracts and Options on Futures Contracts. The Fund may enter into financial futures contracts and options thereon as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter ("OTC") market. The Fund is not registered as, nor is it subject to registration or regulation as, a commodity pool operator under the Commodity Exchange Act.

Risks of Options and Futures. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for

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example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include: domestic securities that are not readily marketable; certain municipal leases and participation interests; repurchase agreements and time deposits with a notice or demand period of more than seven days; certain structured securities and certain swap transactions; and certain restricted securities (i.e., securities with terms that limit their resale to other investors or require registration under the federal securities laws before they can be sold publicly) that Lord Abbett determines to be illiquid. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Insured Municipal Bonds. The Fund may invest in bonds covered by insurance policies that guarantee timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds themselves or the value of the Fund's shares. A downgrading of an insurer's credit rating or a default by the insurer could reduce the credit rating of an insured bond and, therefore, its value.

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap

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agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. It is not currently expected that these investments will be a principal strategy of the Fund.

Non-Investment Grade Municipal Bonds. Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as "high yield" or "junk" bonds) may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade securities are subject to the increased risk of an issuer's inability to meet principal and interest obligations and a greater risk of default. These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any

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specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the lower rated securities in its portfolio.

Residual Interest Bonds. The Fund may invest up to 20% of its assets in residual interest bonds ("RIBs") (also known as "inverse floaters") to enhance income and manage portfolio duration. RIBs are issued by tender option bond trusts ("trusts") that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to RIBs, these trusts typically issue short-term floating rate notes which are usually sold to money market funds ("floating rate notes"). A RIB is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond. RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall. RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile. RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

The Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;" therefore, the municipal bonds deposited into such trusts are presented in the Fund's schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates. Interest income from the underlying bonds is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to

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tender certificates to the trust for redemption at par at each reset date. The RIBs held by the Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Fund may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment.

An investment in zero coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Information on Portfolio Holdings. The Fund's annual and semiannual reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Fund's portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters.

In addition, on or about the first day of the second month following each calendar quarter-end, the Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Fund also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or

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similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list, commentary, fact sheet, performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.lordabbett.com under the Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geopolitical, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Fund's policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the statement of additional information.

MANAGEMENT

Board of Trustees. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund's portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board's initial approval will be available in the Fund's semiannual report to shareholders for the period ending March 31, 2009. It is expected that the basis for subsequent decisions by the Board will be available in the Fund's semiannual report to shareholders for the six-month period ended March 31.

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Investment Adviser. The Fund's investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $68 billion in 52 mutual funds and other advisory accounts as of November 30, 2008.

Portfolio Managers. The Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The statement of additional information contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender heads the investment management team of the Fund. Daniel T. Vande Velde is a senior member of the team. Messrs. Solender and Vande Velde are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Prior thereto he served as a Vice President and Portfolio Manager at Nuveen Investments from 1991 to 1999 and 2003 to 2006 and served as Principal and Portfolio Manager at Vanguard Group from 1999 to 2003. Mr. Vande Velde, Portfolio Manager, joined Lord Abbett as a member of the team in 2007. He was formerly a Portfolio Manager at McDonnell Investment Management from 2001 to 2007.

Management Fee. Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets. The management fee is calculated daily and payable monthly at the following annual rate:

0.40% on the first $2 billion of average daily net assets;
0.375% on the next $3 billion of average daily net assets; and
0.35% on average daily net assets over $5 billion.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at the annual rate of 0.04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Fund, see the statement of additional information.

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YOUR INVESTMENT

CHOOSING A SHARE CLASS

The Fund offers in this prospectus four classes of shares: Class A, B, C, and F shares. Each class represents investments in the same portfolio of securities, but each has different expenses, dividends, eligibility requirements, and sales charges. Share class offerings are broadly grouped into two purchase categories: Fee-Based Programs; and all other investors. Municipal funds should generally not serve as investments for tax-deferred retirement plans and accounts.

•  Fee-Based Programs. Investors in Fee-Based Programs are offered Class A and F shares. Actual share class availability is determined by your program sponsor. See "Fee-Based Program Investors" for more information.

•  All Other Investors. Class A, B, and C shares are offered to individual investors and other investors not participating in a Fee-Based Program.

You may purchase shares at the NAV per share next determined after we receive your purchase order submitted in proper form, plus any applicable sales charge. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Purchases" and "Other Information for Fund Investors – Procedures Required by the USA PATRIOT Act." We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor LLC determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

You should read this section carefully to determine which class of shares is best for you and discuss your selection with your Financial Intermediary. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. You should make a decision only after considering various factors, including the expected effect of any applicable sales charges and the level of class expenses on your investment over time, the

Fee-Based Programs include Fee-Based Advisory Programs and Fee-in-Lieu-of-Commission Programs sponsored or offered by Financial Intermediaries. In Fee-Based Advisory Programs, a Financial Intermediary provides a fee-based investment advisory program or service (including mutual fund wrap programs). In Fee-in-Lieu-of-Commission Programs, a Financial Intermediary bundles together a suite of services, such as brokerage, investment advice, research, and account management, and the client pays a fee based on the total asset value of the client's account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.
Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.
Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants, insurance companies, and Fee-Based Program sponsors.

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amount you wish to invest, the length of time you plan to hold the investment, your qualification for any waiver of a sales load or fee reduction, whether you plan to take any distributions in the near future, and the availability of the share class for purchase. You should consult with your investment professional or Financial Intermediary about comparative pricing of investor services available under each available share class, the compensation that will be received by your investment professional or Financial Intermediary in connection with each available share class, and other factors that may be relevant to your choice of share class in which to invest.

If there is a change related to your Financial Intermediary, there may be limitations on your ability to make additional purchases of shares of a particular class. Purchases or sales through a participating Fee-Based Program must be consistent with the procedures for the program. Records relating to such purchases or sales are maintained by, or on behalf of, the program sponsor.

Share Class Considerations for Individual Investors. If you are considering investing $100,000 or more in Class B shares, in almost all cases it will be more economical for you to choose Class A shares because of the reduced sales charge and lower ongoing annual expenses of Class A shares.
If your investment horizon is limited, an investment in Class C shares may be more appropriate than Class B shares. Class C shares are sold without a front-end sales charge and the CDSC does not apply to shares redeemed after the first anniversary of the purchase.
If you plan to invest a large amount and your investment horizon is five years or more, Class A shares may be more advantageous than Class C shares. The higher ongoing annual expenses of Class C shares may cost you more over the longer term than the front-end sales charge you would pay on larger purchases of Class A shares.

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Share Classes. The following table compares key features of each share class. You should review the Fee Table and Example at the front of this prospectus carefully before choosing your share class. Your Financial Intermediary can help you decide which class meets your goals. Not all share classes may be available through your Financial Intermediary. Your Financial Intermediary may receive different compensation depending upon which class you choose.

For more information on selecting a share class, see "Classes of Shares" in the statement of additional information.

Class
	A	B	C	F
Key features	• Front-end sales charge
• You may qualify for reduction or waiver of front-end sales charge
• Generally lower annual expenses than Class B and Class C
	• Generally higher dividends than Class B and Class C	• No front-end sales charge • CDSC declines over time • Converts to Class A after approximately 8 years • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge • CDSC for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge or CDSC • Only offered to eligible Fee-Based Programs

Front-end sales charge	Up to 2.25%; reduced or waived for large purchases and certain investors. No charge for purchases of $500,000 or more	None	None	None

CDSC	1.00% on certain purchases of $500,000 or more (see "Sales Charges – Class A Share CDSC"); waived under certain circumstances	Up to 5.00% charged when you redeem shares. The charge is reduced over time and there is no CDSC after sixth anniversary; waived under certain circumstances	1.00% if you redeem before the first anniversary of purchase; waived under certain circumstances	None

Annual distribution and/or service fees(1)	0.20% of average daily net assets	1.00% of average daily net assets	1.00%(2) of average daily net assets	0.10% of average daily net assets

Exchange privilege(3)	Class A shares of most Lord Abbett Funds	Class B shares of most Lord Abbett Funds	Class C shares of most Lord Abbett Funds	Class F shares of most Lord Abbett Funds

  (1)  The Rule 12b-1 plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; and for Class B, C, and F shares, 1.00%. The Fund may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution (as defined below) waives part of the compensation. In such cases, the Fund will not require payment of any otherwise applicable CDSC.

continued on next page

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  (2)   The Fund is subject to Class C service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund's average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate.

  (3)  Ask your Financial Intermediary about the Lord Abbett Funds available for exchange.

Investment Minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account. For investors purchasing Class F shares through Fee-Based Programs offered by Financial Intermediaries, the minimums that apply to the plans or programs may apply instead of those shown below.

See "Fee-Based Program Investors" for more information.

Investment Minimums — Initial/Additional Investments(1)

Class
	A	B	C	F
General	$1,000/No minimum	$1,000/No minimum	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	$250/No minimum	$250/No minimum	N/A
SIMPLE IRAs	No minimum	No minimum	No minimum	N/A
Invest-A- Matic	$250/$50	$250/$50	$250/$50	N/A

  (1)  Consult your Financial Intermediary for more information.

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SALES CHARGES

Class A Share Front-End Sales Charge. You buy Class A shares at the offering price, which is the NAV plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund's distributions or dividends you reinvest in additional Class A shares. The table below shows the rate of sales charge you pay, depending on the amount you purchase.

Front-End Sales Charge — Class A Shares

Your Investment	As a % of Offering Price	As a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer's Concession (% of Offering Price)
Less than $100,000	2.25%	2.30%	.9775	2.00%
$100,000 to $249,999	1.75%	1.78%	.9825	1.50%
$250,000 to $499,999	1.25%	1.26%	.9875	1.00%
$500,000 and over	No Sales Charge		1.0000	†

  †  See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."

Note: The above percentages may vary for particular investors due to rounding.

Please inform the Fund or your Financial Intermediary at the time of your purchase of Fund shares if you believe you qualify for a reduced front-end sales charge.

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Reducing Your Class A Share Front-End Sales Charge. As indicated in the above chart, you may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you must let the Fund or your Financial Intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a related party have holdings of Eligible Funds in other accounts with your Financial Intermediary or with other Financial Intermediaries that may be combined with your current purchases in determining the sales charge as described below, you must let the Fund or your Financial Intermediary know. You may be asked to provide supporting account statements or other information to allow us or your Financial Intermediary to verify your eligibility for a discount. If you or your Financial Intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

•  Rights of Accumulation – A Purchaser may combine the value at the current public offering price of Class A, B, and C shares of any Eligible Fund already owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase. Class F share holdings may not be combined for these purposes.

•  Letter of Intention – A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over the next 13 months in determining the applicable sales charge. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the Purchaser must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. Current holdings

Eligible Fund. An "Eligible Fund" is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria.
Authorized Institutions are institutions and persons permitted by law to receive service and/or distribution fees under a 12b-1 plan. Lord Abbett Distributor is an Authorized Institution.

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under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. Class F share holdings may not be combined for these purposes.

The term "Purchaser" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) retirement plans, including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made, as well as SIMPLE IRA plans and SEP-IRA plans; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above in Individual Retirement Accounts ("IRAs"), as a sole participant of a retirement plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in retirement plans sponsored by a business owned by either or both of them. A retirement plan under item (3) includes all qualified retirement plans of a single employer and its consolidated subsidiaries, and all qualified retirement plans of multiple employers registered in the name of a single bank trustee. A Purchaser may include holdings of Class A, B, and C shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charge.

For more information on eligibility for these privileges, read the applicable sections in the application and the statement of additional information. This information also is available at www.lordabbett.com or by calling Lord Abbett at 888-522-2388 (at no charge).

Class A Share Purchases Without a Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

•  purchases of $500,000 or more,

•  purchases made with dividends and distributions of Class A shares of another Eligible Fund,

•  purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for Class A shares,

•  purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

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•  purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees in connection with Fee-Based Programs, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

•  purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or

•  purchases involving the concurrent sale of Class B or C shares of the Fund related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSC (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

See the statement of additional information for a listing of other categories of purchases that qualify for Class A share purchases without a front-end sales charge.

These categories may be subject to a CDSC.

CDSC

A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower.

To minimize the amount of any CDSC, the Fund redeems shares in the following order:

  1.  shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

  2.  shares held for six years or more (Class B), or one year or more (Class A and Class C)

  3.  shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary of their purchase (Class A and Class C)

If you acquire Fund shares through an exchange from another Lord Abbett-sponsored fund that were originally purchased subject to a CDSC and you redeem before the applicable CDSC period has expired, you will be charged the CDSC. The CDSC will be remitted to the appropriate party.

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Class A Share CDSC. If you buy Class A shares of the Fund under one of the starred ( ) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares before the first day of the month in which the one-year anniversary of your purchase falls, a CDSC of 1% normally will be collected. If Class A, B, or C shares represent a part of an individual's total IRA or investment, the CDSC for the applicable share class will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the investment in that share class bears to the total investment.

Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of the day on which the purchase order was accepted. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

CDSC — Class B Shares

Anniversary of the day on which the purchase order was accepted(1)		CDSC on redemption (as % of amount subject to charge)
On	Before
	1st anniversary	5.0%
1st anniversary	2nd anniversary	4.0%
2nd anniversary	3rd anniversary	3.0%
3rd anniversary	4th anniversary	3.0%
4th anniversary	5th anniversary	2.0%
5th anniversary	6th anniversary	1.0%
On or after the 6th anniversary(2)		None

  (1)  The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

  (2)   Class B shares will automatically convert to Class A shares after approximately the eighth anniversary of your purchase of Class B shares. Conversions will occur as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Lord Abbett Fund
On the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.	In the same proportion as the number of Class B shares converting is to the total number of Class B shares you own (excluding shares issued as dividends).	After the shares originally acquired would have converted into Class A shares.

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Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

Class B Share CDSC and Class C Share CDSC. The Class B share CDSC and Class C share CDSC generally will not be assessed under the following circumstances (documentation may be required):

•  Eligible mandatory distributions from IRAs

•  death of the shareholder; or

•  redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year).

See "Automatic Services for Fund Investors" for more information.

A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor is concurrently selling his or her holdings in Class B or C shares of the Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

Reinvestment Privilege. If you redeem shares of the Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund between the 31st day and the 60th day after the redemption without a sales charge. Special tax rules may apply. Please see the Fund's statement of additional information for more information. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

FEE-BASED PROGRAM INVESTORS

Eligible Investors: Fee-Based Programs. Class A and F shares are available for purchases by or on behalf of Financial Intermediaries for clients in certain Fee-Based Programs:

•  Class A Shares. Investors in Fee-Based Programs may purchase Class A shares by contacting their Financial Intermediaries. You may be eligible for front-end sales charge waivers. See "Sales Charges" for more information.

•  Class F Shares. Class F shares generally are available to investors participating in Fee-Based Programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to investors that are clients of certain registered investment advisers ("RIAs") that have an agreement with Lord Abbett Distributor, if it so deems appropriate.

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Additional Information Concerning Class F Shares. Class F shares generally are available in connection with the following:

•  Transfers Involving Fee-Based Programs of Financial Intermediaries or Accounts Held at RIAs Offering Class F Shares as Investment Options. If an investor moves his or her account from one Fee-Based Program or RIA offering Class F shares of the Lord Abbett Funds to another Fee-Based Program or RIA also offering Class F shares of the Lord Abbett Funds, the investor will be able to continue his or her investment in Class F shares and make new purchases of Class F shares. However, if an investor moves his or her account to a Fee-Based Program or RIA that does not offer Class F shares of Lord Abbett Funds as investment options, or otherwise holds assets from such an account other than in a Fee-Based Program or with an RIA that offers Class F shares, the investor may continue to hold the existing Class F shares but will not be allowed to make new purchases of Class F shares. If the investor later moves his or her account to another Fee-Based Program that offers Class F shares, the investor will be allowed to make new Class F share purchases. Alternatively, an investor may invest assets formerly invested in Class F shares in Class A, B, or C shares, provided that the investment meets the eligibility requirements for the particular share class and subject to applicable sales charges.

•  Transfers of Existing Holdings. Sponsors of Fee-Based Programs or RIAs that decide to offer Class F shares may be able to convert Class A shares of a Lord Abbett Fund (or any other share class that the Fund may designate) to Class F shares of the fund if the Fee-Based Program or the account placed with the RIA satisfies the eligibility requirements for Class F shares. Applicable sales charges, if any, will apply. A Fee-Based Program or an RIA will not be entitled to combine Class F shares with the shares of any other share class of the Lord Abbett Funds for purposes of calculating the applicable sales charges on any Class A share purchases the program or RIA may make. Consult your Financial Intermediary to determine whether Class F shares may be a suitable investment.

Limitations on Fund Availability and Services. Purchase, redemption, and exchange privileges may differ when you are investing through certain Fee-Based Programs because you may not be able to exchange into a Lord Abbett Fund or other fund that is not offered in your plan or program. Financial Intermediaries may choose to impose qualification requirements for plans that differ from the Fund's share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Fund is not responsible for, and has no

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control over, the decision of any Financial Intermediary to impose such differing requirements. You should discuss purchase, redemption, and exchange options with your Financial Intermediary to determine whether you qualify for a waiver of sales charges on any class of shares offered. If you do qualify, another class of shares may be more appropriate for you. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder ("ERISA") in determining which class is an appropriate investment for plan participants. You should be aware that your investment professional may receive different compensation depending upon the class in which you invest. Please consult with your Financial Intermediary for more information about available share classes.

Purchases, Redemptions, and Exchanges. Typically, no minimum investment is required for Fee-Based Programs investing in Class F shares. Financial Intermediaries may establish requirements as to the purchase, redemption, or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this prospectus and the Fund's statement of additional information. Financial Intermediaries may choose to impose share class parameters different from those set forth in this prospectus and the Fund's statement of additional information. Additionally, investor services may only be available to plan participants through a plan service provider, plans may require separate applications, and plans' policies and procedures may be different from those described in this prospectus. The Fund is not responsible for, and has no control over, the decision of any Financial Intermediary to impose such differing requirements. Eligible qualified Fee-Based Programs can exchange their Class A or F shares for Eligible Funds, in keeping with the limitations described above. Be sure to read the current prospectus for any fund into which you are exchanging. Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Other Considerations. With respect to Class A and F shares held through certain Fee-Based Programs, Lord Abbett and its affiliates may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. If your plan service provider provides these services, Lord Abbett or the Fund may compensate it for these services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or its affiliates that are not related to the Fund. See "Financial Intermediary Compensation – Payments for Recordkeeping, Networking, and Other Services" for more information.

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FINANCIAL INTERMEDIARY COMPENSATION

As part of a plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts. Additionally, your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

As shown in the table "Fees and Expenses" above, sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Fund out of share class assets. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:

	Class
Fee*	A	B	C(1)	F
Service	0.15%	0.25%	0.25%	—
Distribution	0.05%	0.75%	0.75%	0.10%

  *  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

  (1)  The Fund is subject to Class C service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund's average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate.

Lord Abbett may pay 12b-1 fees to Financial Intermediaries or use the fees for other distribution purposes, including revenue sharing.

Sales Activities. The Fund may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the shares of a particular class for activities that are primarily intended to result in the sale of shares of such class. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional payments to Authorized Institutions,

12b-1 fees are payable regardless of expenses. The amounts paid by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee paid to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the excess amount of the fee.

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maintenance of shareholder accounts, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. Lord Abbett may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Dealer Concessions on Class A Share Purchases With a Front-End Sales Charge. See "Sales Charges – Class A Share Front-End Sales Charge" for more information.

Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge. Except as otherwise set forth in the following paragraphs, Lord Abbett Distributor may pay Dealers distribution-related compensation (i.e., concessions) in connection with purchases of $500,000 or more.

Dealers receive concessions described below on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B and C shares of Eligible Funds will be included for purposes of calculating the breakpoints in the Schedule below and the amount of the concessions payable with respect to the Class A shares investment. Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a Financial Intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived. Any waiver must be authorized by the Financial Intermediary firm and the registered representative.

Financial Intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

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Dealer Concession Schedule — Class A Shares

(for Certain Purchases Without a Front-End Sales Charge)

The dealer concession received is based on the amount of the Class A share investment as follows:

Class A Investments	Front-End Sales Charge*	Dealer's Concession
$500,000 to $5 million	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

  *  Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

Class B Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class B shares a sales concession of 4.00% of the purchase price of the Class B shares and Lord Abbett Distributor will retain any applicable CDSC. Financial Intermediaries also receive an annual service fee of up to 0.25% of the average daily net assets represented by the Class B shares which accrues after twelve months following the purchase of Class B shares.

Class C Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class C shares a sales concession of 1.00% of the purchase price of the Class C shares and Lord Abbett Distributor will retain any applicable CDSC. Financial Intermediaries also receive an annual service fee starting in the thirteenth month after purchase of up to 1.00% of the average daily net assets represented by the Class C shares.

Class F Shares. Class F shares are purchased at NAV with no front-end sales charge and no CDSC when redeemed. See "Fee-Based Program Investors" for more information.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. In addition to the various sales commissions, concessions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees and 12b-1 fees) and without additional cost to the Fund or the Fund's shareholders. This compensation from Lord Abbett is not reflected in the

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fees and expenses listed above in the Fee Table section of this prospectus. The payments may be for activities including but not limited to the following:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges"); and/or

•  any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called "revenue sharing" payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary's sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or

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other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary's sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients' accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund's assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer's costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers. These factors include, but are not limited to, the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments generally ranging from 0.05% to 0.15% of the related Lord Abbett Funds' assets and/or sales. However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares. In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above. The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes

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of shares of any given Fund. In addition, Lord Abbett's method of calculating revenue sharing payments may be different from the methods that the Dealers use. Please refer to the Fund's statement of additional information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund's portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your Financial Intermediary provides these services, Lord Abbett or the Fund may compensate the Financial Intermediary for these

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services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate Financial Intermediaries for such services.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

Financial Intermediaries may charge additional fees or commissions other than those disclosed in this prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion above and in the Fund's statement of additional information. You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

PURCHASES

Fee-Based Program Investors. You must place all orders to purchase Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to purchase Fund shares or for the limitations on the amount that may be purchased, please consult your Financial Intermediary. See "Fee-Based Program Investors" for more information.

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All Other Investors. Initial purchases of Class A, B, and C shares may be made through any Financial Intermediary that has a sales agreement with Lord Abbett Distributor, or you can fill out the application and send it to the Fund at the address stated below. Contact your Financial Intermediary for initial purchases of Class F shares. See "Fee-Based Program Investors" for more information. You should note that your purchases and other transactions may be subject to review and verification on an ongoing basis. Please carefully read the paragraph below titled "Proper Form" before placing your order to ensure that your order will be accepted.

Lord Abbett Short Duration Tax Free Fund
P.O. Box 219336
Kansas City, MO 64121

Proper Form. An initial purchase order submitted directly to the Fund, or the Fund's authorized agent (or the agent's designee), must contain: (1) a completed application with all applicable requested information; and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 888-522-2388.

See "Procedures Required by the USA PATRIOT Act" for more information.

EXCHANGES

An exchange of Fund shares for shares of another fund generally will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax. Be sure to read the current prospectus for any fund into which you are exchanging. Please see the Fund's statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts. You should also consult your Financial Intermediary if you have any questions.

Fee-Based Program Investors. You may be able to exchange shares of a class of the Fund for shares of the same class of an Eligible Fund, subject to restrictions and procedures contained in your Fee-Based Program. You must place all orders to exchange Fund shares through the Financial Intermediary offering your Fee-Based Program. See "Fee-Based Program Investors" for more information.

As of the date of this prospectus, Class B shares of the Fund are not offered to the general public.
Exchange Limitations. As described under "Choosing a Share Class," we reserve the right to modify, restrict, or reject any exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

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All Other Investors. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 888-522-2388. The Fund must receive instructions for the exchange before the close of the New York Stock Exchange LLC ("NYSE") on the day of your call or online request to get the NAV per share of the Eligible Fund determined on that day.

REDEMPTIONS

Fee-Based Program Investors. You may redeem Fund shares subject to restrictions and procedures established by your Fee-Based Program. You must place all orders to redeem Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to redeem Fund shares or for the limitations on redemptions, please consult your Financial Intermediary. See "Fee-Based Program Investors" for more information.

All Other Investors. Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Contact your Financial Intermediary for redemptions involving Class F shares. For more information, please call 888-522-2388. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," "Class C Share CDSC," and "Class B Share CDSC and Class C Share CDSC."

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. If you have direct account access privileges, you may obtain the proceeds of a redemption of less than $50,000 from your account. You or your representative should call the Fund at 888-522-2388.

Online. If you have direct account access privileges, you may submit a redemption request online by logging onto www.lordabbett.com and entering your account information and personal identification data.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

Through a Financial Intermediary. Your Financial Intermediary may process a redemption on your behalf. Your Financial Intermediary will be responsible for furnishing all necessary documents to Lord Abbett and may charge you for this service.

Small Accounts. The Board may authorize closing any account in which there are fewer than 25 shares if it is in the Fund's best interest to do so.

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If you have direct account access privileges, redemption proceeds may be paid by electronic transfer via an automated clearing house ("ACH") deposit to your bank account on record with the Fund; otherwise, normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 888-522-2388.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio, although it is not expected that the Fund would do so except in unusual circumstances. Redemptions in kind will consist of liquid securities valued in accordance with the Fund's pricing

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
• In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

In the case of a corporation - ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

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procedures as described in this prospectus. If the Fund pays your redemption proceeds by a distribution of securities, you may incur transaction costs and tax liability and will bear market risks until the securities are converted into cash.

DISTRIBUTIONS AND TAXES

The Fund expects to declare "exempt-interest dividends" from its net investment income daily and pay them monthly. The Fund expects to distribute any net capital gains annually.

Distributions will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct the Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

The Fund seeks to earn income and pay exempt-interest dividends that are exempt from federal income tax. It is anticipated that substantially all of the Fund's income will be exempt from regular federal income tax. However, the Fund may invest a portion of its assets in securities that pay income that is not exempt from federal income tax. Further, a portion of the exempt-interest dividends you receive may be subject to federal individual AMT. The Fund may invest up to 20% of its net assets in private activity bonds (sometimes called "AMT paper"). The income from these bonds is an item of tax preference when determining your federal individual or corporate AMT, which may cause the income to be taxable. In addition, all exempt-interest dividends may result in or increase a corporate shareholder's liability for the corporate AMT.

Distributions of short-term capital gains and gains characterized as market discount are taxable as ordinary income for federal income tax purposes, while distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares or whether distributions are reinvested or paid in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Any sale, redemption, or exchange of Fund shares may be taxable.

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If you buy shares when the Fund has realized but not yet either declared or distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by the Fund, will be provided to shareholders each year.

You must provide your Social Security number or other taxpayer identification number to the Fund along with certifications required by the Internal Revenue Service when you open an account. If you do not or it is otherwise legally required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds, and any other payments to you.

Shareholders generally will not be able to exclude exempt-interest dividends paid by the Fund from their state taxable income. However, shareholders who are residents of a state that does not impose minimum investment requirements in order for exempt dividends from a fund to be excludible from state taxable income may be eligible to exclude the percentage of income derived from obligations of that state when determining their state taxable income. The amount excludible from state taxable income generally will be relatively small, however. Information concerning the percentage of income attributable to each state will be provided to you. You should confirm with your tax adviser that income attributable to a state of residence is properly excludible when determining your taxable income. In addition, the portion of the Fund's dividends attributable to private activity bonds may be a tax preference item for state AMT purposes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

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AUTOMATIC SERVICES FOR FUND INVESTORS

Fee-Based Program Investors. You should consult your Financial Intermediary about automatic services that may be offered through your Fee-Based Program.

All Other Investors. You may buy or sell shares automatically with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the application or by calling 888-522-2388.

For investing

Invest-A-Matic* (Dollar-cost averaging)	You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the application for instructions.

Div-Move*	You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

  *  In the case of Financial Intermediaries maintaining accounts in omnibus recordkeeping environments or in nominee name that aggregate the underlying accounts' purchase orders for Fund shares, the minimum subsequent investment requirements described above will not apply to such underlying accounts.

For selling shares

Systematic Withdrawal Plan ("SWP")	You can make regular withdrawals from most Lord Abbett-sponsored funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish an SWP, the value of your shares for Class A or C must be at least $10,000, and for Class B the value of your shares must be at least $25,000. Your shares must be in non-certificate form.

Class B and C Shares	The CDSC will be waived on redemptions of up to 12% of the current value of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation. Redemption proceeds due to an SWP for Class B and C shares will be redeemed in the order described under "CDSC" under "Sales Charges."

OTHER SERVICES FOR FUND INVESTORS

Fee-Based Program Investors. You should consult your Financial Intermediary about other services that may be offered through your Fee-Based Program.

All Other Investors. The following additional services are offered to individual investors as well as investors not qualifying for another investment category.

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Telephone and Online Purchases and Redemptions. Shareholders, other than shareholders who hold their shares in an account maintained by a broker-dealer, may have direct account access privileges with the Fund, which allows shareholders to purchase or redeem shares by telephone or online. For new accounts, you may obtain direct account access privileges by completing the account application (including providing your bank information) and indicating that you wish telephone or online trading privileges. For existing accounts, you may obtain telephone or online trading privileges by submitting an application for ACH electronic funds transfer. Transactions by telephone or online may be difficult to submit during times of drastic economic or market changes or during other times where communications may be difficult. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

•  Security. The Fund and its service providers employ verification and security measures for your protection. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online. The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

•  Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

•  No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel a transaction submitted once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

•  Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

Telephone and Online Transactions. For your security, telephone and online transactions requests are recorded. We will take measures to verify the identity of the person calling or submitting a request online, such as asking for your name, account number, personal identification number and other relevant information.The Fund will not be liable for following instructions communicated by telephone or online that it reasonably believes to be genuine.

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•  Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your account to cover such losses, fees and expenses.

Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

OTHER INFORMATION FOR FUND INVESTORS

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund's investment return.

To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take

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advantage of these pricing differences (known as "price arbitrage"). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder's ability to engage successfully in price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see "Other Information for Fund Investors – Pricing of Fund Shares."

The Fund's Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund's policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming Fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) retirement and benefit plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of

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a Fee-Based Program or mutual fund separate account program; and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor's financial advisor) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's financial advisor) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may be subject to a CDSC or result in tax consequences. As stated above, although we generally notify the investor (and/or the investor's financial advisor) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these

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circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name. The nature of these relationships also may

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inhibit or prevent the Distributor or the Fund from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments typically have agreed to assess the CDSCs or assist the Distributor or the Fund in assessing them.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date and place of organization or date of birth, taxpayer identification number or Social Security number and we may ask for other information that will allow us to identify you. We will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders or account applications accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales (including exchanges) of Fund shares are executed at the NAV (subject to any applicable sales charges) next determined after the Fund receives your order in proper form. Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next business day's NAV. In the case of purchase, redemption, or exchange orders placed through your Financial Intermediary, when acting as the Fund's authorized agent (or the agent's designee), the Fund will be deemed to have received the order when the agent or designee receives the order in proper form.

In calculating NAV, securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Securities having remaining maturities of 60 days or less are valued at their amortized cost.

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Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued under fair value procedures approved by and administered under the supervision of the Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund is newly organized and has not completed its first fiscal year as of the date of this prospectus.

FINANCIAL INFORMATION
48

To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.
By mail. Write to the Fund at: The Lord Abbett Family of Funds 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com
Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on the Fund will be available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Fund's annual and semiannual reports will contain more information about the Fund's investments and performance. The annual report will also include details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year. The reports will be available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus). The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Municipal Income Trust

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC

LA-SDTF-1

(2/09)

SEC File Number: 811-06418

LORD ABBETT

Statement of Additional Information	February 1, 2009

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Short Duration Tax Free Fund

(Class A, B, C, and F Shares)

This statement of additional information (“SAI”) is not a prospectus.  A prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973.  This SAI relates to, and should be read in conjunction with, the prospectus dated February 1, 2009 offering Class A, B, C, and F shares of the Lord Abbett Municipal Income Trust — Lord Abbett Short Duration Tax Free Fund (the “Short Duration Tax Free Fund” or the “Fund”). Certain capitalized terms used throughout this SAI are defined in the Fund’s prospectus.

Shareholder account inquiries should be made by directly contacting the Fund or by calling 888-522-2388.  The Fund’s annual and semiannual reports to shareholders contain additional performance information and are available without charge, upon request by calling 888-522-2388.  In addition, you can make inquiries through your dealer.

1.

Fund History

Lord Abbett Municipal Income Trust (the “Income Trust” or the “Trust”) was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002 with an unlimited number of shares of beneficial interest authorized. The Income Trust was formerly known as Lord Abbett Tax-Free Income Trust, and changed its name effective December 30, 2004. The Income Trust consists of five series or portfolios, one of which is described in this SAI: Lord Abbett Short Duration Tax Free Fund.

The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”).  The Fund has five classes of shares (A, B, C, F and I), but only Class A, B, C and F shares are described in this SAI. Class B shares are neither offered to the general public nor available in all states. Class I shares are described in a separate statement of additional information.

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Investment Policies

Fundamental Investment Restrictions. The Fund’s investment objective and the Fund’s 80% investment policy cannot be changed without the approval of a “majority of the Fund’s outstanding shares.”(1) The Fund is also subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of the Fund’s outstanding shares.

The Fund may not:

(1)          borrow money, except that (i) the Fund may borrow from banks(2) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) the Fund may purchase securities on margin to the extent permitted by applicable law(3) and (v) the Fund may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(2)          pledge its assets (other than to secure such borrowings or to the extent permitted by the Fund’s investment policies as permitted by applicable law); (4)

(3)          engage in the underwriting of securities except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)          make loans to other persons, except that (i) the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(5)          buy or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, commodities or commodity contracts (except to the extent the Fund may do so in accordance with

(1)   Under Section 2(a)(42) of the 1940 Act, approval by a “majority of the Fund’s outstanding shares” vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

(2)   Section 2(a)(5) of the 1940 Act defines the term “bank” to include depository institutions, foreign banks, and member banks of the Federal Reserve System, among others.

(3)   Securities and Exchange Commission (“SEC”) staff interpretations regarding Section 12(a)(1) of the Act currently prohibit the Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(4)   Section 18(f)(1) of the Act prohibits the Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above.  For the purpose of this restriction the deposit of assets in a segregated account with the Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

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applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)          with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, or (ii) 10% of the voting securities of such issuer; except, in either case, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(7)          invest 25% or more of its assets, taken at market value, in the securities of issuers in any particular industry (excluding tax-exempt securities such as tax-exempt securities financing facilities in the same industry or issued by nongovernmental users and securities of the U.S. Government, its agencies and instrumentalities); or

(8)          issue senior securities to the extent such issuance would violate applicable law.(5)

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction, with which the Fund must comply on a continuous basis.

Non-Fundamental Investment Restrictions.  In addition to the Fund’s investment objective and 80% investment policy described in the prospectus and the investment restrictions described above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment restrictions that may be changed by its Board of Trustees (the “Board”) without shareholder approval.

The Fund may not:

(1)           make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)           invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933 (“Rule 144A”) determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)           invest in securities issued by other investment companies, except to the extent permitted by applicable law;(6)

(4)           invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)           invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities;

(6)           write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s prospectus and SAI, as they may be amended from time to time; or

(7)           buy from or sell to any of the Income Trust’s officers, trustees, employees, or the Fund’s investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Income Trust.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the second and fourth non-fundamental restrictions, with which the Fund must comply at the time of purchase. The Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity or the sale of liquid securities; however, in these situations the Fund will take appropriate measures to reduce the percent of its assets invested in illiquid securities.

(5)   Section 18(f) of the 1940 Act prohibits the Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that the Fund may borrow money from banks in amounts of up to 33 1/3% of its total assets.

(6)   Under Section 12(d)(1) of the 1940 Act, the Fund may not acquire more than 3% of the voting shares of any other investment company, invest more than 5% of the Fund’s total assets in securities of any one investment company, or invest more than 10% of the Fund’s total assets in securities of all investment companies.

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Portfolio Turnover Rate.  The Fund is newly organized and has not completed its first fiscal year as of the date hereof.

Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that the Fund may use and some of the risks associated with those investments and techniques.  The composition of the Fund’s portfolio and the investments and techniques that the Fund uses in seeking its investment objective and employing its investment strategies will vary over time.  The Fund may use each of the investments and techniques described below at all times, at some times or not at all.  While some of these investments and techniques involve risk when used independently, the Fund intends to use them to reduce risk and volatility in its portfolio.

Average Duration. The Fund maintains a dollar-weighted average effective portfolio duration between one and three years.

Some securities may have periodic interest rate adjustments based upon an index such as the 90-day Treasury Bill rate.  This periodic interest rate adjustment tends to lessen the volatility of the security’s price.  With respect to securities with an interest rate adjustment period of one year or less, the Fund will, when determining average-weighted duration, treat such a security’s maturity as the amount of time remaining until the next interest rate adjustment.

Borrowing Money. The Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.” If the Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses. The Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Futures Contracts and Options on Futures Contracts.  Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments, called “variation margin,” are made on a daily basis as the market price of the futures contract or option fluctuates.

The Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs.  The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

•                  While the Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

•                  Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

•                  While interest rates on taxable securities generally move in the same direction as the interest rates on municipal bonds, frequently there are differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the municipal bond being hedged than when using a financial futures contract on a municipal bond or a municipal bond index.

•                  The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

•                  Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s net asset value.

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•                  As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.

•                  Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

High-Yield or Lower-Rated Debt Securities.  The Fund may invest up to 20% of its assets in high-yield debt securities. High-yield debt securities (also referred to as “lower-rated debt securities” or “junk bonds”) are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities.  When compared to investment grade debt securities, high-yield debt securities:

•                  have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•                  tend to be less sensitive to interest rate changes; and

•                  pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

Since the risk of default is higher among high-yield debt securities, Lord Abbett’s research and analysis are important ingredients in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Fund seeks to reduce this risk.  There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.

Illiquid Securities.  The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

•                  Securities that are not readily marketable.

•                  Certain municipal leases and participation interests.

•                  Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•                  Certain structured securities and certain swap transactions.

•                  Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer (“QIB”) without registration and without regard to whether the seller originally purchased the security for investment.  Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that QIBs become for a time uninterested in purchasing these securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.  Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security.  Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events.  Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate.  If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions.  A swaption is an option to enter into a swap agreement.  Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms.  The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling

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such interest rate cap.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.  An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Fund may enter into swap transactions for hedging purposes or to seek to increase total return.  The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Investment Companies.  The Fund may invest in securities of other investment companies subject to limitations prescribed by the Act.  These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.  The Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests.  Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Municipal Bonds.  In general, municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, Puerto Rico, and their political subdivisions, agencies and instrumentalities.  Municipal bonds are issued to obtain funds for various public purposes, including the construction of bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  They may be used to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to lend to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.  In addition, the term “municipal bonds” includes certain types of “private activity” bonds including industrial development bonds issued by public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity, or sewerage or solid waste disposal.  Under the Tax Reform Act of 1986, as amended, substantial limitations were imposed on new issues of municipal bonds to finance privately-operated facilities.  The interest on municipal bonds generally is excludable from gross income for federal income tax purposes of most investors.

The two principal classifications of municipal bonds are “general obligation” and limited obligation or “revenue bonds.” General obligation bonds are secured by the pledge of the faith, credit and taxing power of the municipality for the payment of principal and interest.  The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  “Private activity” bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the faith, credit or taxing power of the municipality.  The credit quality of such municipal bonds usually is directly related to the credit standing of the user of the facilities.  There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

In addition, municipal bonds include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment purchase agreements. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or local government. Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the Fund would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

Municipal bonds may also be in the form of a tender option bond, which is a municipal bond (generally held pursuant to a custodial agreement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third

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party, such as a bank, broker dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Fund’s duration. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid.

The Fund may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable both of which may be issued by domestic banks or foreign banks.

The yields on municipal bonds depend on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and the rating of the issue.  The ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch Ratings (“Fitch”) represent their opinions as to the quality of the municipal bonds which they undertake to rate.  It should be emphasized, however, that such ratings are general and are not absolute standards of quality.  Consequently, municipal bonds with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Some municipal bonds feature credit enhancements, such as lines of credit, municipal bond insurance and standby bond purchase agreements (SBPAs).  SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower, bond issuer, or bond insurer.

Appendix A hereto contains a description of certain municipal bond ratings.

Non-Investment Grade Municipal Bonds.  Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as “high yield” or “junk” bonds) may be highly speculative and have poor prospects for reaching investment grade standing.  Non-investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default.  These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions.  As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities.  In addition, market trading volume for lower rated securities is generally lower

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and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.  Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price.  These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments.  A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the lower rated securities in its portfolio.

Options on Securities.  The Fund may purchase and write put and call options on securities or securities indices that are traded on national securities exchanges or over-the-counter (“OTC”).  A “call option” is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.  The Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of portfolio securities.  During the period of the option, the Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium).  The Fund also may enter into “closing purchase transactions” in order to terminate its obligation to deliver the underlying security. This may result in a short-term gain or loss.  A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written.  If the Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period.  A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the portfolio manager believes a more defensive and less fully invested position is desirable in light of market conditions. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options.  The Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund’s net assets. The Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund’s net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Fund’s portfolio securities, the Fund may incur losses.  The use of options can also increase the Fund’s transaction costs. OTC options will present greater possibility of loss because of their greater illiquidity and credit risks.

Residual Interest Bonds.  The Fund may invest in residual interest bonds (“RIBs”) (also known as “inverse floaters”) to enhance income and manage portfolio duration.  RIBs are issued by tender option bond trusts (“trusts”) that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts.  In addition to RIBs, these trusts typically issue short-term floating rate certificates or notes which are usually sold to money market funds (“floating rate notes”).  A RIB is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note.  Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond.  RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall.  The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall.  RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile.  RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

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The Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;” therefore, the municipal bonds deposited into such trusts are presented in the Fund’s schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates.  Interest income from the underlying bonds is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by the Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par, and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Securities Lending.  Although the Fund has no current intention of doing so, the Fund may lend portfolio securities to registered broker dealers.  These loans may not exceed 30% of the Fund’s total assets.  Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or other permissible means at least equal to 102% of the market value of the securities loaned.  The Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.”  No fee will be paid to affiliated persons of the Fund.

By lending portfolio securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Securities lending involves the risk that the borrower will fail to return the securities in a timely manner or at all.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

Structured Securities.  The Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity.  The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.  These securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  The Fund could lose more than the principal amount invested.

Temporary Defensive Investments. As described in the prospectus, the Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. Temporary defensive securities include:

•                  Short-Term Taxable Securities. The Fund may invest in bonds, the interest on which is subject to federal income tax.

•                  Obligations of the U.S. Government and its agencies and instrumentalities.  U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury.  These securities include Treasury bills, notes and bonds.

•                  Commercial paper.  Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is issued in bearer form with maturities generally not exceeding nine months.  Commercial paper obligations may include variable amount master demand notes.

When-Issued Municipal Bonds. The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment (“settlement”) normally taking place approximately one month after the purchase date.  However, the payment obligation and the interest rate to be received by the Fund are each fixed on the purchase date.  During the period between purchase and settlement, the Fund’s assets

9

consisting of cash and/or high-grade marketable debt securities, marked to market daily, in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of value.  While we may sell when-issued securities prior to settlement, we intend to actually acquire such securities unless a sale appears desirable for investment reasons.

Yield Curve Options.   The Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remain constant, or if the spread moves in a direction or to an extent which was not anticipated.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds.   The Fund may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

As the buyer of these types of securities, the Fund will recognize a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return.

Investments in these securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand.  Except as noted below, the Fund does not provide its portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.lordabbett.com or otherwise.  The exceptions are as follows:

(1)          The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund one day following each calendar period-end.  The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

(2)          The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end; and

10

(3)          The Fund may provide its portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or for similar purposes.

In addition and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Fund’s policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund’s portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio-related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Fund that have investment objectives and requirements that may be substantially similar to the Fund’s.  Such clients also may have portfolios consisting of holdings substantially similar to the Fund’s holdings.  Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement.  It is possible that any such client could trade ahead of or against the Fund based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett.  In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice.  To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients.  Attached as Appendix B is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

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3.

Management of the Fund

The Board of Trustees is responsible for the management of the business and affairs of the Income Trust in accordance with the laws of the State of Delaware.  The Board appoints officers who are responsible for the day-to-day operations of the Income Trust and who execute policies authorized by the Board.  As will be discussed in the Fund’s semiannual report to shareholders the Board also approves an investment adviser to the Income Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Income Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Income Trust’s investment adviser.

Interested Trustees

The following Trustees are partners of Lord Abbett and are “interested persons” of the Income Trust as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1991 and Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990—2007).	N/A

Independent Trustees

The following independent or outside Trustees (“Independent Trustees”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998—2000), Acting Chief Executive Officer of Courtroom Television Network (1997—1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991—1997).

Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush—O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

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Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. (since 1991) and Interstate Bakeries Corp. (since 1991).

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram—Hill and Hillsdale Development Company, a residential real estate development firm (1998—2000).

Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002—2003), Chairman of Warburg Dillon Read, an investment bank (1999—2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997—1999), Chief Executive Officer of Dillon, Read & Co. (1994 —1997).

Currently serves as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1991	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979—1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Income Trust.  All of the officers of the Income Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).

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Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990—2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006

Partner and Director, joined Lord Abbett in 2006, formerly a Vice President and Portfolio Manager at Nuveen Investments (1992—1999 and 2003—2006) prior thereto Principal and Portfolio Manager at Vanguard Group from (1999—2003).

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002—2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005—2006), and Stradley Ronon Stevens & Young, LLP (2000—2005).

Peter Scott Smith (1966)	Vice President	Elected in 2000	Portfolio Manager, joined Lord Abbett in 1992.

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Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007

Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Senior Vice President and General Counsel (1999-2005), and Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc. (2005-2007).

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2007, formerly a Portfolio Manager at McDonnell Investment Management (2001—2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contract Committee.

The Audit Committee is composed wholly of Trustees who are not “interested persons” of the Income Trust.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs, and Tullis.  The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Income Trust, and the quality and integrity of the Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund’s independent registered public accounting firm and considering violations of the Income Trust’s Code of Ethics to determine what action should be taken.  The Audit Committee meets at least quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Trustees who are not “interested persons” of the Income Trust, and also may include one or more Trustees who are partners or employees of Lord Abbett.  The current members of the Proxy Committee are three Independent Trustees: Messrs. Bush and Neff, and Ms. Hill.  The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Income Trust; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.  During the past fiscal year, the Proxy Committee met twice.

The Nominating and Governance Committee is composed of all the Trustees who are not “interested persons” of the Income Trust.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation.  During the past fiscal year, the Nominating and Governance Committee met four times.  The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Fund’s shareholders to serve as an Independent Trustee.  A shareholder who would like to recommend a candidate may write to the Fund.

The Contract Committee consists of all Trustees who are not “interested persons” of the Income Trust. The Contract Committee conducts much of the factual inquiry undertaken by the Trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. The Contract Committee held two formal meetings during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

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Compensation Disclosure

For simplicity, the “Compensation Disclosure” section uses the term “directors/trustees” to include Trustees of the Trust and the directors/trustees of all other Lord Abbett-sponsored funds.

The following table summarizes the compensation paid to each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for independent directors/trustees.  The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee.  No director/trustee of the funds associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

Name of Director/Trustee	For the Fiscal Year Ended September 30, 2008 Aggregate Compensation Accrued by the Income Trust (1)	For the Year Ended December 31, 2008 Total Compensation Paid by the Income Trust, and Thirteen Other Lord Abbett-Sponsored Funds(2)

E. Thayer Bigelow	$6,410	$256,000
William H.T. Bush	$5,907	$229,000
Robert B. Calhoun, Jr.	$6,692	$261,000
Julie A. Hill	$5,772	$229,000
Franklin W. Hobbs	$6,108	$239,000
Thomas J. Neff	$6,004	$235,000
James L.L. Tullis	$6,104	$239,000

(1)           Independent directors’/trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund.  A portion of the fees payable by the fund to its independent directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of the fund for later distribution to the directors/trustees.  In addition, $25,000 of each director’s/trustee’s retainer must be deferred and is deemed invested in shares of the fund and other Lord Abbett-sponsored funds under the equity-based plan.  Of the amounts shown in the second column, the total deferred amounts for the directors/trustees are $677, $1,207, $6,692, $1,936, $6,108, $6,004 and $2,333, respectively.

(2)           The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2008, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each director/trustee in the Fund and other Lord Abbett-sponsored funds as of December 31, 2008.  The amounts shown include deferred compensation to the directors/trustees deemed invested in fund shares.  The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Director/Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds
Robert S. Dow	None	Over $100,000
Daria L. Foster	Over $100,000	Over $100,000
E. Thayer Bigelow	None	Over $100,000
William H. T. Bush	None	Over $100,000
Robert B. Calhoun, Jr.	None	Over $100,000
Julie A. Hill	None	Over $100,000
Franklin W. Hobbs	None	Over $100,000
Thomas J. Neff	None	Over $100,000
James L. L. Tullis	None	Over $100,000

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Income Trust’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the

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recommendations of the Investment Company Institute’s Advisory Group on Personal Investing (the “Advisory Group”).  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) transacting in a security that the person covers as an analyst or with respect to which the person has participated in a non-public investor meeting with company management within the six months preceding the requested transaction, (3) profiting on trades of the same security within 60 days, (4) trading on material and non-public information, and (5) engaging in market timing activities with respect to the Lord Abbett-sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Fund has delegated proxy voting responsibilities to the Fund’s investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight.  Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix C.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing will be available on the SEC’s website at www.sec.gov.  The Fund also will make this information available, without charge, on Lord Abbett’s website at www.lordabbett.com.

4.

Control Persons and Principal Holders of Securities

Shareholders beneficially owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.  As of January 6, 2009, to the best of our knowledge, the following record holder held 25% or more of the Fund’s outstanding shares:

Daria L. Foster c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	50.99%

As of January 6, 2009, to the best of our knowledge, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of the specified class of the Fund’s outstanding shares were as follows:

Diane G. Noelke / Robert J. Noelke JTWROS c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	6.88%

Robert I. Gerber / Nancy F. Gerber JTWROS c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	17.19%

Daria L. Foster c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	51.51%

R. Mark Pennington c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	6.88%

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Paul L. McNamara /Geraldine M. McNamara JTWROS c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	8.59%

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class C*: Class F*: Class I*:	99.82% 99.82% 99.82%

As of January 6, 2009, the Funds’ officers and directors/trustees, as a group, owned 70.39% of Class A shares of the Fund’s outstanding shares.

*      Class C, F, and I shares commenced operations on 12/15/2008.  As of January 6, 2009, Lord Abbett owns approximately 100% of the outstanding shares of Class C, F, and I. It is anticipated that over time this percentage will decrease.

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the prospectus, Lord Abbett is the Fund’s investment adviser.  Lord Abbett is a privately held investment manager. The address of Lord Abbett is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Income Trust, Lord Abbett is entitled to an annual management fee based on the Fund’s average daily net assets.  The management fee is calculated daily and payable monthly at the following annual rate:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on average daily net assets over $5 billion.

For the period from December 10, 2008 through January 31, 2010, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses so that the Fund’s net annual operating expenses do not exceed an aggregate annual rate of 0.50% of average daily net assets for Class A shares, 1.30% of average daily net assets for Class B and C shares, and 0.40% of average daily net assets for Class F shares.

Lord Abbett is voluntarily reimbursing a portion of the Fund’s expenses so that the Fund’s net annual operating expenses do not exceed an aggregate annualized rate of 0.45% of average daily net assets for Class A shares, 1.25% of average daily net assets for Class B and C shares, and 0.35% of average daily net assets for Class F shares. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund.  Under the Agreement, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%. This fee is allocated among the classes of shares of the Fund based on average daily net assets.

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The administrative service fees paid to Lord Abbett by the Fund for the past three fiscal years ended September 30 were as follows:

2008		2007		2006
$0	(1)	$0	(1)	$0	(1)

(1) The Fund is newly organized and has not completed its first fiscal year as of the date hereof.

Portfolio Managers

As stated in the prospectus, the Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The portfolio management team is headed by Daniel S. Solender.  Assisting Mr. Solender is Daniel T. Vande Velde.  Messrs. Solender and Vande Velde are jointly and primarily responsible for the day-to-day management of the Fund.

The following table indicates for the Fund as of September 30, 2008:  (1) the number of other accounts managed by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of the Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

Other Accounts Managed (# and Total Assets+) *
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Short Duration	Daniel S. Solender	11 / $3,454.7	0 / $0.0	7,466 / $5,384.0
Tax Free Fund	Daniel T. Vande Velde	4/ $847.5	0 / $0.0	0 / $0.0

+      Total Assets are in millions.

*      Included in the number of accounts and total assets are 0 accounts with respect to which the management fee is based on the performance of the account.

Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Fund and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies.  A portfolio manager potentially could use information concerning the Fund’s transactions to the advantage of other accounts and to the detriment of the Fund.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Fund.  Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that

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any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Fund and the investments of the other accounts referenced in the table above.

Compensation of Portfolio Managers

When used in this section, the term “fund” refers to the Fund, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager.  Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions.  The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors.  These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors.  In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer groups maintained by rating agencies, as well as the Fund’s peer group.  In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team.  Lord Abbett does not manage hedge funds.  In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Portfolio Managers

The following table indicates for the Fund the dollar range of shares beneficially owned by the portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund, as of September 30, 2008 (or other dates, as indicated below).  This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Short Duration	Daniel S. Solender(1)			X
Tax Free Fund	Daniel T. Vande Velde(1)	X

(1)   The amounts shown are as of December 31, 2008.

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is the Fund’s custodian.  The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates the Fund’s net asset value.

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Transfer Agent

DST Systems, Inc., 210 West 10th St., Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Fund.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Fund and must be approved at least annually by the Fund’s Board to continue in such capacity.  Deloitte & Touche LLP performs audit services for the Fund, including the examination of financial statements included in the Fund’s annual report to shareholders.

6.

Portfolio Transactions and Brokerage Allocations

Investment and Brokerage Discretion.  The Fund’s Management Agreement authorizes Lord Abbett to place orders for the purchase and sale of portfolio securities.  In doing so, Lord Abbett seeks to obtain “best execution” on all portfolio transactions.  This means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions, and taking into account the full range and quality of the broker-dealers’ services.  To the extent consistent with obtaining best execution, the Fund may pay a higher commission than some broker-dealers might charge on the same transaction.  Lord Abbett is not obligated to obtain the lowest commission rate available for a portfolio transaction exclusive of price, service and qualitative considerations.

Selection of Brokers and Dealers.  The policy on best execution governs the selection of broker-dealers and selection of the market and/or trading venue in which to execute the transaction.  Normally, traders who are employees of Lord Abbett make the selection of broker-dealers.  These traders are responsible for seeking best execution.  They also conduct trading for the accounts of other Lord Abbett investment management clients, including investment companies, institutions and individuals.  To the extent permitted by law, the Fund, if Lord Abbett considers it advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund or client without the intervention of any broker-dealer.

To the extent the Fund purchases or sells fixed-income securities, the Fund generally will deal directly with the issuer or through a primary market-maker acting as principal on a net basis.  When dealing with a broker-dealer serving as a primary market-maker, the Fund pays no brokerage commission but the price, which reflects the spread between the bid and ask prices of the security, usually includes undisclosed compensation and may involve the designation of selling concessions.  The Fund may also purchase fixed-income securities from underwriters at prices that include underwriting fees.

Evaluating the Reasonableness of Brokerage Commissions Paid.  The Fund pays a commission rate that Lord Abbett believes is appropriate under the circumstances.  While Lord Abbett seeks to pay competitive commission rates, the Fund will not necessarily be paying the lowest possible commissions on particular trades if Lord Abbett believes that the Fund has obtained best execution and the commission rates paid by the Fund are reasonable in relation to the value of the services received.  Such services include, but are not limited to, showing the Fund trading opportunities, a willingness and ability to take principal positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, providing and/or facilitating Lord Abbett’s use of proprietary and third party research, confidential treatment, promptness and reliability.  Lord Abbett may view the value of these services in terms of either a particular transaction or multiple transactions on behalf of one or more accounts that it manages.

On a continuing basis, Lord Abbett seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund and its other clients.  In evaluating the reasonableness of commission rates, Lord Abbett may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) the value of any research products and services that may be made available to Lord Abbett based on its placement of transactions with the broker-dealer; and (h) rates paid by other institutional investors based on available public information.

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Research Products and Services.  The federal securities laws permit an investment adviser, under certain circumstances, to cause the accounts it manages to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer.  For this purpose, brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody).

Brokerage and research services may be supplied to Lord Abbett by the executing broker-dealer or by a third party at the direction of the broker-dealer through which portfolio transaction orders are placed.  Research services may be provided by the executing broker-dealer to Lord Abbett in written form or through direct contact with individuals, including telephone contacts and meetings with securities analysts, economists, portfolio company management representatives and industry spokespersons and may include information on the economy, securities markets and other types of information that assist in the evaluation of investments.  Examples of research-oriented services for which Lord Abbett might pay with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

Lord Abbett does not attempt to allocate to any particular client account the relative costs or benefits of brokerage and research services received from a broker-dealer.  Rather, Lord Abbett believes that any brokerage and research services received from a broker-dealer are, in the aggregate, of assistance to Lord Abbett in fulfilling its overall responsibilities to its clients.  Accordingly, Lord Abbett may use brokerage and research services received from broker-dealers in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Fund.  Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts.

Lord Abbett believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.  Receipt of independent investment research allows Lord Abbett to supplement its own internal research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms.  Lord Abbett subjects all outside research material and information received to its own internal analysis before incorporating such content into its investment process.  As a practical matter, Lord Abbett considers independent investment research services to be supplemental to its own research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce its own research efforts.  Any investment advisory or other fees paid by the Fund to Lord Abbett are not reduced as a result of Lord Abbett’s receipt of research services.  It is unlikely that Lord Abbett would attempt to generate all of the information presently provided by broker-dealers and third party research services in part because there would no longer be an independent, supplemental viewpoint.  Also the expenses of Lord Abbett would be increased substantially if it attempted to generate such additional information through its own staff or if it paid for these products or services itself.  To the extent that research services of value are provided by or through such broker-dealers, Lord Abbett will not have to pay for such services itself.  These circumstances give rise to potential conflicts of interest, which Lord Abbett manages by following internal procedures designed to ensure that the value, type and quality of any products or services it receives from broker-dealers are permissible under the federal securities laws, including relevant regulatory interpretations thereof.

Certain of the brokerage and research services Lord Abbett receives are proprietary to the broker-dealer supplying them and provided in connection with a particular transaction or furnished by broker-dealers on their own initiative and may not have an explicit cost associated with such product or service.  In addition, Lord Abbett may purchase proprietary broker-dealer research or third party research with its own resources.

Mixed-Use Products and Services.  In some cases, Lord Abbett may receive a product or service from a broker-dealer that has both a “research” and a “non-research” use.  When this occurs, Lord Abbett makes a good faith allocation between the research and non-research uses of the product or service.  The percentage of the product or service Lord Abbett uses for research purposes may be paid for with client commissions, while Lord Abbett will use its own funds to pay for the percentage of the product or service that it uses for non-research purposes.  In making this good faith allocation, Lord Abbett faces a potential conflict of interest, but Lord Abbett believes that

22

its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such products or services to their research and non-research uses.

Allocation of Brokerage Commissions.  Lord Abbett periodically assesses the contributions of the equity brokerage and research services provided by broker-dealers and creates a ranking of broker-dealers reflecting these assessments.  Portfolio managers and research analysts each evaluate the services they receive from broker-dealers and make judgments as to the value and quality of such services.  These assessments may affect the extent to which Lord Abbett trades with a broker-dealer, although the actual amount of transactions placed with a particular broker-dealer may not directly reflect its ranking in the voting process.  Lord Abbett periodically monitors the allocation of equity trading among broker-dealers.

Lord Abbett may select broker-dealers that provide brokerage and research products and services in order to ensure the continued receipt of such products and services which Lord Abbett believes are useful in its investment decision-making process.  Further, Lord Abbett may have an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable arrangements for Lord Abbett to receive research or other services.  In order to manage these conflicts of interest, Lord Abbett has adopted internal procedures that are designed to ensure that its primary objective in the selection of a broker-dealer is to seek best execution for the portfolio transaction.

Lord Abbett’s arrangements for research or brokerage services do not involve any commitment by Lord Abbett or the Fund regarding the allocation of brokerage business to or among any particular broker-dealer.  Rather, Lord Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio securities.  The Fund is prohibited from compensating a broker-dealer for promoting or selling Fund shares by directing the Fund’s portfolio transactions to the broker-dealer or directing any other remuneration to the broker-dealer, including commissions, mark-ups, mark downs or other fees, resulting from the Fund’s portfolio transactions executed by a different broker-dealer. The Fund is permitted to effect portfolio transactions through broker-dealers that also sell shares of the Lord Abbett Funds, provided that Lord Abbett does not consider sales of shares of the Lord Abbett funds as a factor in the selection of broker-dealers to execute portfolio transactions. Thus, whether a particular broker-dealer sells shares of the Lord Abbett Funds is not a factor considered by Lord Abbett when selecting broker-dealers for portfolio transactions and any such sales neither qualifies nor disqualifies the broker-dealer from executing portfolio transactions for the Fund.

Lord Abbett normally seeks to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including the Fund, to facilitate “best execution” and to reduce other transaction costs, if relevant.  All accounts included in a batched transaction through a broker-dealer that provides Lord Abbett with research or other services pay the same commission rate, regardless of whether one or more accounts has prohibited Lord Abbett from receiving any credit toward such services from its commissions.  Each account that participates in a particular batched order, including the Fund, will do so at the average share price for all transactions related to that order.

Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata).  Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account.  In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.  Lord Abbett also may not use a pro-rata allocation approach when making initial investments for newly established accounts for the purpose of seeking to fully invest such accounts as promptly as possible.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker-dealer for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap” or “SMA programs”).  In addition, some broker-dealers who have negotiated an arrangement with Lord Abbett for the provision of brokerage and research services may offer a lower commission rate for client accounts not participating in such arrangement (“non-participating accounts”).  It is Lord Abbett’s policy, however, to seek to include non-participating accounts in batched trades, as Lord Abbett believes these non-participating accounts would receive overall better execution notwithstanding the fact that the non-participating account may be able to pay a lower commission rate if it were not included in the batched trade.

When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  When transactions for all accounts using a

23

particular investment strategy are communicated to the trading desk at or about the same time, Lord Abbett generally will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for SMA programs, by program, and finally for directed accounts.  However, Lord Abbett may determine in its sole discretion to place transactions for one group of accounts (e.g., directed accounts or SMA programs) before or after the remaining accounts based on a variety of factors, including size of overall trade, the broker-dealer’s commitment of capital, liquidity or other conditions of the market and confidentiality.  In some cases, however, Lord Abbett’s batching, allocation and rotation procedures may have an adverse effect on the size of the position purchased for or sold by a particular account or the price paid or received by certain accounts.  Lord Abbett’s trading practices are intended to avoid systematically favoring one product or group of accounts over another and to provide fair and equitable treatment over time for all products and clients.

Total Brokerage Commissions Paid to Independent Broker-Dealers

The Fund is newly organized and has not paid any brokerage commissions on transactions of securities to independent broker-dealer firms during the past three fiscal years ended September 30.

7.

Classes of Shares

The Fund offers investors different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund.  However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.

The Income Trust does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act.  Under the Income Trust’s Declaration and Agreement of Trust (the “Declaration”), shareholder meetings may be called (i) at any time by certain officers of the Income Trust or by a majority of the Trustees for the purpose of taking action upon any matter requiring the vote or authority of the Fund’s shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of the Fund’s outstanding shares and entitled to vote at the meeting.

Shareholder Liability.  Delaware law provides that the Trust’s shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations.  The courts of some states, however, may decline to apply Delaware law on this point.  The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust.  The Declaration provides for indemnification out of the Trust’s property of any shareholder or former shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.  In addition, the Trustees may, without shareholder vote, cause the Trust to be

24

incorporated under Delaware law or organize another entity in which the Trust will have an interest to take over some or all of the Trust’s property or carry on the Trust’s business.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust and if the shareholders have requested that the Trustees take such action and the Trustees failed or refused to do so for a period of 60 days.

Class A Shares.  If you buy Class A shares, you pay an initial sales charge on investments of less than $500,000 or on investments that do not qualify under the other categories listed under “Net Asset Value Purchases of Class A Shares.”   If you purchase Class A shares as part of an investment of at least $500,000 in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares before the first day of the month in which the one-year anniversary of your purchase falls, you may pay a contingent deferred sales charge (“CDSC”) of 1%.  Class A shares are subject to service and distribution fees at an annual rate of 0.20% of the average daily net asset value of the Class A shares.  Other potential fees and expenses related to Class A shares are described in the Fund’s prospectus and below.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor. That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class B shares. Other potential fees and expenses related to Class B shares are described in the Fund’s prospectus and below.

Conversions of Class B Shares.  The conversion of Class B shares after approximately the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law.  If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a CDSC of 1% to Lord Abbett Distributor. Class C shares are subject to service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate. Other potential fees and expenses related to Class C shares are described in the Fund’s prospectus and below.

Class F Shares.  If you buy Class F shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC.  Class F shares are subject to service and distribution fees at an annual rate of 0.10% of the average daily net assets of the Class F shares.  Class F shares generally are available to investors participating in Fee-Based Programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to certain investors that are clients of certain registered investment advisers that have an agreement with Lord Abbett Distributor, if it so deems appropriate.  Other potential fees and expenses related to Class F shares are described in the Fund’s prospectus and below.

Rule 12b-1 Plan

Class A, B, C and F.  The Fund has adopted an Amended and Restated Joint Distribution Plan pursuant to Rule 12b-1 under the Act for all of the Fund’s share classes offered in this SAI (the “Plan”). The principal features of the Plan are described in the prospectus; however, this SAI contains additional information that may be of interest to investors.  The Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs for using reasonable efforts to secure purchasers of Fund shares.  These efforts may include, but neither are required to include nor are limited to, the following: (a) making payments to Authorized Institutions in connection with sales of shares and/or servicing of accounts of shareholders holding shares; (b) providing continuing information and investment services to shareholder accounts not serviced by Authorized Institutions receiving a service fee from the Distributor hereunder and otherwise to encourage shareholder accounts to remain invested in the shares; and (c) otherwise rendering

25

service to the Fund, including paying and financing the payment of sales commissions, service fees and other costs of distributing and selling shares. In adopting the Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that the Plan will benefit each respective class and its shareholders.  The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case.  The Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Fund.  These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities.  Lord Abbett Distributor also uses amounts received under the Plan, as described in the prospectus, for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Fund.

The Plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; and for Class B, Class C, and Class F shares, 1.00%; however, the Board has approved payments of 0.20% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares, and 0.10% for Class F shares. The Fund may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, the Fund will not require payment of any otherwise applicable CDSC.

The amounts paid by the Fund to Lord Abbett Distributor pursuant to the Plan for the fiscal year ended September 30, 2008 were as follows:

Class A		Class B		Class C		Class F

$0	(1)	$0	(1)	$0	(1)	$0	(1)

(1) The Fund is newly organized and has not completed its first fiscal year as of the date hereof.

The Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan for each class, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plan should be continued.  The Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Trustees, including a majority of the Trustees who are not interested persons of the Income Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Outside Trustees”), cast in person at a meeting called for the purpose of voting on the Plan.  The Plan may not be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder for each class without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Trustees, including a majority of the Outside Trustees.  As long as the Plan is in effect, the selection or nomination of Outside Trustees is committed to the discretion of the Outside Trustees.

One Trustee, Thomas J. Neff, may be deemed to have an indirect financial interest in the operation of the Plan.  Mr. Neff, an Independent Trustee of the Income Trust, also is a director of Hewitt Associates, Inc. and owns less than 0.02% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $3.2 billion in revenue in fiscal 2008.  Hewitt Financial Services LLC, a subsidiary of Hewitt Associates, Inc., may receive payments from the Plan of the Income Trust and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2008, Hewitt Financial Services LLC received 12b-1 payments totaling approximately $593,494 from all of the Lord Abbett-sponsored funds in the aggregate.

Payments made pursuant to the Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority, Inc. The Plan terminates automatically if it is assigned.  In addition, the Plan may be terminated with respect to a class at any time by vote of a majority of the Outside Trustees or by vote of a majority of the outstanding voting securities of the applicable class.

CDSC.  A CDSC applies upon early redemption of shares for certain classes, and (i) will be assessed on the lesser of the net asset value of the shares at the time of the redemption or the net asset value when the shares were originally purchased, and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares.  In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account.  In the case of Class B and C shares, this

26

increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.

Class A Shares.  As stated in the prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a one-time distribution fee of up to 1% has been paid if such shares are redeemed out of the Lord Abbett-sponsored fund before the first day of the month in which the one-year anniversary of the purchase falls.

Class B Shares.  As stated in the prospectus, subject to certain exceptions, if Class B shares of the Fund (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, the Fund redeems Class B shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on Which the Purchase Order was Accepted	CDSC on Redemptions (As % of Amount Subject to Charge)

Before the 1st	5.0%
On the 1st, before the 2nd	4.0%
On the 2nd, before the 3rd	3.0%
On the 3rd, before the 4th	3.0%
On the 4th, before the 5th	2.0%
On the 5th, before the 6th	1.0%
On or after the 6th anniversary	None

In the table, an “anniversary” is the same calendar day in each respective year after the date of purchase.  All purchases are considered to have been made on the business day on which the purchase order was accepted.

Class C Shares.  As stated in the prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

General.  The percentage (1% in the case of Class A and C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, B and C shares is sometimes hereinafter referred to as the “Applicable Percentage.”

There is no CDSC charged on Class F shares; however, Financial Intermediaries may charge additional fees or commissions other than those disclosed in the prospectus and SAI, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion here or in the prospectus.  You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions including required minimum distributions from an IRA. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse all or a portion of the amount paid by Lord Abbett Distributor, if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B and C shares before Lord Abbett Distributor

27

has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the Class B or C distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously (a) until the first day of the month in which the one-year anniversary of the original purchase falls (in the case of Class A shares); (b) for six years or more (in the case of Class B shares); and (c) for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (i) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (ii) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Which Class of Shares Should You Choose?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial adviser.  The Fund’s class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time.  The most important factors are how much you plan to invest and how long you plan to hold your investment.  If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund.  We used the sales charge rates that generally apply to Class A, B, and C, and considered the effect of the higher distribution fees on Class B and C expenses (which will affect your investment return).  Of course, the actual performance of your investment cannot be predicted and will vary based on the Fund’s actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase.  The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor’s financial considerations are different.  The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.  If you are considering an investment through a Fee-Based Program (available through certain Financial Intermediaries as Class A or F share investments), you should discuss with your Financial Intermediary which class of shares is available to you and makes the most sense as an appropriate investment. Please see “Fee-Based Program Investors” in the Fund’s prospectus.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or C shares for which no initial sales charge is paid.  Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

Investing for the Short Term.  If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $50,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $50,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become.  This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

Investing for the Longer Term.   If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $50,000.  If you plan to invest more than

28

$50,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund’s Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences in Account Features That Matter to You?  Some account features may be available in whole or in part to Class A, B, and C shareholders, but not to Class F shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year).  See “Systematic Withdrawal Plan” under “Automatic Services for Fund Investors” in the prospectus for more information about the 12% annual waiver of the CDSC for Class B and C shares. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and C shares are subject.

How Do Payments Affect My Broker?  A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class.  As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares.  It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares.  The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for the Fund and Class C shareholders.  See “Financial Intermediary Compensation” in the Fund’s prospectus.

What About Shares Offered Through Fee-Based Programs?  The Fund may be offered as an investment option in Fee-Based Programs.  Financial Intermediaries may provide some of the shareholder servicing and account maintenance services with respect to these accounts and their participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for third parties to provide other investment or administrative services.  Fee-Based Program participants generally pay an overall fee that among other things covers the cost of these services.  These fees and expenses are in addition to those paid by the Fund, and could reduce your ultimate investment return in Fund shares.  For questions about such accounts, contact your sponsor or other appropriate organization.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the prospectus under “Other Information for Fund Investors— Pricing of Fund Shares.”

The Fund’s Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the prospectus under “Other Information for Fund Investors— Excessive Trading and Market Timing” for more information.

Under normal circumstances we calculate the Fund’s net asset value as of the close of the New York Stock Exchange LLC (“NYSE”) on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE.  Market value will be determined as follows:  securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the OTC market if, that market more accurately reflects the market value of the bonds.   Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices.  OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker dealer-supplied valuations and electronic data processing

29

techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the prospectus.

Information on Purchasing, Exchanging or Redeeming Shares through Fee-Based Programs is provided in the prospectus.  Please consult your Financial Intermediary for more information about how to make transactions through these programs.

Net Asset Value Purchases of Class A Shares.  Our Class A shares may be purchased at net asset value under the following circumstances:

(a)	purchases of $500,000 or more;

(b)	purchases made with dividends and distributions on Class A shares of another Eligible Fund;

(c)	purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares;

(d)	purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

(e)

purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees in connection with Fee-Based Programs provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases;

(f)

purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

(g)

purchases by each Lord Abbett-sponsored fund’s directors or trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers); or

(h)

purchases through a broker-dealer for investors that are concurrently selling their holdings in Class B or C shares of the Fund and buying Class A shares of the Fund provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

Class A shares also may be purchased at net asset value (i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, (ii) in connection with a merger, acquisition or other reorganization, (iii) by employees of our shareholder servicing agent, or (iv) by the trustees or custodians under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has a business relationship.

Exchanges.   To the extent offers and sales may be made in your state, you may exchange some or all of your shares of any class of the Fund for: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level); (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“GSMMF”); or (iii) any authorized institution’s affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an “authorized money market fund” or “AMMF.”  The exchange privilege will not be available with respect to any fund, the shares of which at the time are not available to new investors of the type requesting the exchange. Shareholders in other Lord Abbett-sponsored mutual funds and AMMFs generally have the same right to exchange their shares for the corresponding class of the Fund’s shares.

In addition, shareholders who own any class of shares of an Eligible Fund may exchange such shares for a different class of shares of the same Eligible Fund without any sales charge (or contingent deferred sales charge), provided that (i) such shares are not subject to a contingent deferred sales charge and (ii) such exchange is necessary to facilitate the shareholder’s participation in a Fee-Based Program sponsored by the Financial Intermediary that is the broker of record on the shareholder’s account that holds the shares to be relinquished as part of the exchange

30

transaction.  Likewise, shareholders who participate in a Fee-Based Program sponsored by a Financial Intermediary and own (directly or beneficially) Class A shares that were purchased with or without a sales charge, Class F shares, or Class P shares may exchange such shares acquired through the shareholder’s participation in such Fee-Based Program for Class A shares of the same Eligible Fund without incurring a sales charge (or a contingent deferred sales charge), provided that (i) such shares are not subject to a contingent deferred sales charge and (ii) the Financial Intermediary sponsoring the Fee-Based Program is the broker of record on the shareholder’s account that will hold the Class A shares of the Eligible Fund received as a result of the exchange.

The prospectus briefly describes the telephone and online exchange privileges.  Shareholders have the exchange privilege unless they refuse it in writing.  You or your investment professional, with proper identification, can instruct the Fund to exchange by telephone.  If you have direct account access privileges, you may instruct the Fund to exchange your shares by submitting a request online.

The Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.  The Fund reserves the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders.  In addition, the Fund may revoke or modify the privilege for all shareholders upon 60 days’ written notice.

You should read the prospectus of the other fund before exchanging.  In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

An exchange transaction is based on the relative net asset value of the shares being exchanged.  The net asset value, which normally is calculated each business day at the close of regular trading on the NYSE, (typically 4:00 p.m. Eastern time each business day), will be determined after the Fund or its authorized agent receives your exchange order in proper form.  Exchanges of Fund shares for shares of another fund generally will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax.  In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange.  The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

 No sales charges are imposed on exchanges, except in the case of exchanges out of GSMMF or AMMF.  Exchanges of GSMMF or AMMF shares for shares of any Lord Abbett-sponsored fund (not including shares described under “Div-Move” below) are subject to a sales charge in accordance with the prospectus of that fund unless a sales charge (front-end, back-end or level) was paid on the initial investment in shares of a Lord Abbett-sponsored fund and those shares subsequently were exchanged for shares of GSMMF or AMMF that are currently being exchanged.  No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds or between such funds and AMMF.  Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the applicable CDSC will be charged.  Thus, if shares of a Lord Abbett-sponsored fund are tendered in exchange (“Exchanged Shares”) for shares of the same class of another fund and the Exchanged Shares are subject to a CDSC, the CDSC will carry over to the shares being acquired (including shares of GSMMF and AMMF) (“Acquired Shares”).  Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares.  Acquired Shares held in GSMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF.  Acquired Shares held in AMMF will not be credited with the time such shares are held in AMMF.  Therefore, if Acquired Shares held in AMMF were subject to a CDSC at the time of exchange into AMMF, the CDSC Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

Letter of Intention.  Under the terms of the Letter of Intention as described in the prospectus, Purchasers (as defined in the prospectus) may qualify for a reduced sales charge immediately by signing a Letter of Intention stating the Purchaser’s intention to invest over the next 13 months a specified amount in Class A, B, C, and P shares of any Eligible Fund, which, if made at one time, would qualify for a reduced sales charge.  The 13-month period begins on the day the Fund receives the Letter of Intention.  The Purchaser must instruct the Fund upon making subsequent purchases that such purchases are subject to a Letter of Intention.  Such Class A, B, C, and P shares currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares.  Class F shares are not eligible to be combined with other share classes for purposes of calculating

31

the applicable sales charge on Class A share purchases.  Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed.  The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

Rights of Accumulation.  As stated in the prospectus, Purchasers (as defined in the prospectus) may aggregate their investments in Class A, B and C shares of any Eligible Fund so that a current investment, plus the Purchaser’s holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares. Class F shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or the Fund to carry out the order.  The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the prospectus for expedited redemption procedures.

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits. Redemptions, even when followed by repurchases, are taxable transactions for shareholders that are subject to U.S. federal income tax.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move.  Under the Div-Move service described in the prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund.  The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21.  You should read the prospectus of the other fund before investing.

Invest-A-Matic.  The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the prospectus.  To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plan.  The Systematic Withdrawal Plan (“SWP”) also is described in the prospectus.  You may establish an SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or C shares and $25,000 in the case of Class B shares. With respect to Class B and C shares, the CDSC will be waived on redemptions of up to 12% per year of the current value of your account at the time the SWP is established.  For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption.  Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation.  With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase.  The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals.  Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment.  Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000.  The SWP may be terminated by you or by us at any time by written notice.

Purchases through Financial Intermediaries.  The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund or Lord Abbett Distributor.  The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

32

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in the Fund’s prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

A.G. Edwards & Sons, Inc.	Lincoln National Life Insurance Company
AIG SunAmerica Life Assurance Company	LPL Financial
Allstate Life Insurance Company	Mass Mutual Life Investors Services, Inc.
Allstate Life Insurance Company of New York	Merrill Lynch Life Insurance Company
B.C. Ziegler and Company	Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or
Bank of America	certain of its affiliates)
Bodell Overcash Anderson & Co., Inc.	MetLife Securities, Inc.
Cadaret, Grant & Co., Inc.	Morgan Stanley DW, Inc.
Citigroup Global Markets, Inc.	Nationwide Investment Services Corporation
Commonwealth Financial Network	PHL Variable Insurance Company
Edward D. Jones & Co., L.P.	Phoenix Life and Annuity Company
Family Investors Company	Phoenix Life Insurance Company
Fidelity Brokerage Services, LLC	Protective Life Insurance Company
First SunAmerica Life Insurance Company	RBC Dain Rauscher
First Allied Securities, Inc.	RBC Insurance d/b/a Liberty Life Insurance
Genworth Life & Annuity Insurance Company	Raymond James & Associates, Inc.
Hartford Life and Annuity Insurance Company	Raymond James Financial Services, Inc.
Hartford Life Insurance Company	Sun Life Assurance Company of Canada
James I. Black & Co.	Sun Life Insurance and Annuity Company of New York
Janney Montgomery Scott	UBS Financial Services Inc.
Lincoln Life & Annuity Company of New York	Wachovia Securities, LLC
Woodbury Financial Services, Inc.

For more specific information about any revenue sharing payments made to Dealers, investors should contact their investment professional. See “Financial Intermediary Compensation” in the Fund’s prospectus for further information.

Thomas J. Neff, an Independent Trustee of the Income Trust, is a director of Hewitt Associates, Inc. and owns less than 0.02% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $3.2 billion in revenue in fiscal 2008.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds.  In the twelve months ended October 31, 2008, Hewitt Associates LLC received recordkeeping payments totaling approximately $452,090 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Fund

The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Because the Fund is treated as a separate entity for federal income tax purposes, its status as a regulated investment company is determined by the Internal Revenue Service.  If it qualifies for the special tax treatment afforded to a regulated investment company, the Fund

33

will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year the Fund does not so qualify, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming the Fund does qualify for such favorable tax treatment, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Assuming that the Fund qualifies for the special tax treatment afforded to a regulated investment company, if at the close of each quarter of a taxable year of the Fund at least 50% of the value of the Fund’s total assets consists of certain obligations the interest on which is excludible from gross income under Section 103(a) of the Code, the Fund will qualify to pay “exempt-interest” dividends to its shareholders.  Those dividends constitute the portion of aggregate dividends (excluding capital gains) as designated by the Fund, equal to the excess of the Fund’s excludible interest over certain amounts disallowed as deductions.  Exempt-interest dividends paid by the Fund are generally exempt from regular federal income tax; however, the amount of such dividends must be reported on the recipient’s federal income tax return.

The Fund may invest up to 20% of its net assets in certain “private activity bonds” that generate interest that constitute items of tax preference that are subject to the U.S. federal alternative minimum tax for individuals or entities that are subject to such tax.  In addition, all exempt-interest dividends may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax.

All dividends, other than exempt-interest dividends, are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the Fund.  The Fund may invest a portion of its portfolio in short-term taxable obligations and may engage in transactions generating gains or income which is not tax exempt, such as selling or lending portfolio securities, purchasing non-municipal securities, acquiring debt obligations at a market discount, or entering into options and futures transactions.  Dividends paid by the Fund from such taxable net investment income or net realized short-term capital gains are taxable to you as ordinary income.  Since the Fund’s income is not derived primarily from sources that pay “qualified dividend income,” distributions from the Fund’s taxable net investment income generally will not qualify for taxation at the reduced tax rates available to individuals on qualified dividend income.  In addition, the Fund generally does not expect that any of its dividends will qualify for any dividend-received deduction that might otherwise be available to corporate shareholders.

Distributions paid by the Fund from its net realized long-term capital gains that are designated by the Fund as “capital gain dividends” are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares.  The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (0% for certain taxpayers in the 10% or 15% income tax brackets) for capital assets held for more than one year.  You should also be aware that the benefits of the long-term capital gains rates may be reduced if you are subject to the alternative minimum tax.  Under current law, the reduced federal income tax rates on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.  Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

The Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of up to eight years to offset the Fund’s capital gains in those years.  To the extent capital gains are offset by such losses, they do not result in tax liability to the Fund and are not expected to be distributed to you as capital gain dividends.

Distributions paid by the Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gain from the sale of the shares.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared. The Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Redemptions and exchanges of Fund shares for shares of another fund generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax

34

purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares will be disallowed to the extent of the amount of any exempt-interest dividends received.  Additionally, if your holding period is six months or less, any capital loss realized from the sale, exchange, or redemption of such shares, to the extent not previously disallowed, must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares.  Losses on the sale of Fund shares may be disallowed to the extent that within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire other shares in the Fund (including pursuant to reinvestment of dividends and/or capital gain distributions).  In addition, if shares in the Fund that have been held for less than 91 days are redeemed and the proceeds are reinvested in shares of the Fund or another fund pursuant to the Reinvestment Privilege, or if shares in the Fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of any sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent that a sales charge that would otherwise apply to the shares received is reduced.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund may not be deductible, in whole or in part, for federal purposes.  Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of acquiring or carrying shares of the Fund even though the borrowed funds may not be directly traceable to the purchase of shares.

Fund shares may not be an appropriate investment for “substantial users” of facilities financed by industrial development bonds, or persons related to such “substantial users.”  Such persons should consult their tax advisers before investing in Fund shares.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Certain investment practices that the Fund may utilize, such as investing in options, futures, interest rate swaps, credit swaps, total return swaps, and options on swaps and interest rate caps, floors and collars, may affect the amount, character, and timing of the recognition of gains and losses by the Fund.  Such transactions may in turn affect the amount and character of Fund distributions and may result in the distribution of taxable income to you.

The Fund may invest up to 20% of its net assets in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute at least annually, all or substantially all of its taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.  A shareholder who fails to make the required disclosure may be subject to substantial penalties.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments and exchanges (“backup withholding”). Generally, you will be subject to backup withholding if the Fund does not have your Social Security number or other certified taxpayer identification number on file, or, to the

35

Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.  When establishing an account, you must certify under penalties of perjury that your Social Security number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above.  Although interest from tax-exempt bonds is generally not excludible from income for state and local income tax purposes, many states allow you to exclude the percentage of dividends derived from interest income on obligations of the state or its political subdivisions and instrumentalities if you are a resident of that state. Many states also allow you to exclude from income interest on obligations of the federal government and certain other governmental authorities, including U.S. territories and possessions.  However, certain states may require that a specific percentage of the Fund’s income be derived from state and/or federal obligations before such dividends may be excluded from state taxable income. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund may not be deductible, in whole or in part, for state or local purposes.  The Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on state and/or federal obligations may be excluded from state taxable income.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for taxable years of the Fund commencing prior to January 1, 2010, provided that the Fund chooses to make a specific designation relating to such dividends) and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.  The Income Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Income Trust’s principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

	Year Ended September 30,
	2008	2007	2006

Gross sales charge	$3,134,040	$4,980,177	$5,076,023
Amount allowed to dealers	$2,604,129	$4,099,775	$4,188,363
Net commission received by Lord Abbett	$529,911	$880,402	$887,660

36

In addition, Lord Abbett Distributor, as the Income Trust’s principal underwriter, received the following compensation for the fiscal year ended September 30, 2008:

	Brokerage Compensation on Redemption and Repurchase		Commissions in Connection with Fund Transactions	Other Compensation
Class A	$0		$0	$589,037.40
Class B	$0		$0	$54.13	*
Class C	$0	*	$0	$626.60	*
Class F	$0		$0	$0

*      Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to Broker/Dealers at the time of sale.

11.

Financial Statements

The Fund is newly organized and has no financial statements available as of the date hereof.

37

APPENDIX A

Municipal Bond Ratings

Moody’s Investors Service

Investment Grade

Aaa:  Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Below Investment Grade

Ba:  Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca:  Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody’s appends the following numerical modifiers to each generic rating classification from Aa through Caa: modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

Standard & Poor’s

Investment Grade

AAA:  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A-1

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor’s capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters.

However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are continuing.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Ratings

Investment Grade

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable future developments.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

2

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Below Investment Grade

BB: Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Municipal Note Ratings

Moody’s Investors Service

Investment Grade

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

Below Investment Grade

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:  Issues carrying this designation have a speculative capacity to pay principal and interest.

3

Short-Term Debt Ratings

Moody’s Investors Service

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues in the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable economic and business environment.

D: Default. Actual or imminent payment default.

4

APPENDIX B

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies — Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings (Item #1) *
Abel/Noser Corp.	Monthly
Annitek Consulting, LLC	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
BNY ConvergEx Execution Solutions, Inc.	As Requested
Branch Bank and Trust	As Requested
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Cardinal Investment Advisors LLC	As Requested
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	Annually
DeMarche Associates, Inc.	As Requested
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Freedom One Financial Group	Monthly
Fund Evaluation Group, LLC	Quarterly
Hartland & Co.	Monthly
Hoefer and Arnett, Inc.	As Requested
Indie Research, LLC	As needed
Inforlago IT Ltd.	As Requested
InfusionDEV LLC	As Requested
ING Life Insurance and Annuity Company / ING Insurance Company of America	As Requested
Institutional Shareholder Services, Inc. (ISS)	Daily
Investortools Inc.	Daily
Jeffrey Slocum & Associates, Inc.	Monthly
Jeffries & Co., Inc.	Monthly
John Hancock Financial Services	As Requested
JP Morgan Securities, Inc.	Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
LCG Associates, Inc.	As requested

B-1

Portfolio Holdings (Item #1) *
Lipper Inc., a Reuters Company (tech)	Monthly
MacGregor Group, Inc.	Upon Request
Marquette Associates	As Requested
Mercer HR Services LLC (Putnam Fiduciary Trust Company)	Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily
MSCI Barra	Daily
Natixis Bleichroeder, Inc.	Upon Request
Nock, Inc.	Daily
Prime Buchholz & Associates, Inc.	As Requested
Princeton Financial Systems, Inc.	Upon Request
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Rabil Stock Research, LLC	As Requested
RBC Capital Markets Corporation	Upon Request
Reuters America LLC	Daily
Robert W. Baird, Inc.	Upon Request
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
Schwab Corporate Services	Monthly
SG Constellation LLC	Daily
Sidoti & Company, LLC	Upon Request
Standard & Poor’s	Monthly
State Street Corporation	Daily
Stifel, Nicholaus & Co. Inc.	Quarterly
Stratford Advisory Group. Inc.	As Requested
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Watson Wyatt Worldwide	Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*              The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

B-2

APPENDIX C

April 17, 2008

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained RiskMetrics Group, formerly Institutional Shareholder Services (“RMG”), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

C-1

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account  business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.  We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld.

These actions include, but are not limited to:

(1)     Attending less than 75% of board and committee meetings without a valid excuse.

(2)     Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

(3)     Failing to act on takeover offers where a majority of shareholders tendered their shares.

(4)                Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.

(5)     Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal.  We will consider on a case-by-case basis proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and, as a general matter, we believe that all directors should be accountable on an annual basis.  Nonetheless, we recognize that the basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Moreover, in certain cases, shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, and a classified board may give incumbent management the ability to combat a hostile takeover attempt and thereby preserve shareholder value.  Accordingly, we will examine proposals to classify or declassify boards of directors on a case-by-case basis and vote in the manner we determine to be in the best interests of shareholders.

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Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis.  We use RMG for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

(1)     The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

(2)     Management’s rationale for why the repricing is necessary.

(3)                The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

(4)     Other factors, such as the number of participants, term of option, and the value for value exchange.

 In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives.  Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case-by-case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other

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significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1)                    Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)                    Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)                    Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)                    “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•                  Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•                  No dead-hand or no-hand pills.

•                  Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•                  Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

 LA-SDTF-2

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Lord Abbett
Short Duration
Tax Free Fund

PROSPECTUS

CLASS I SHARES

FEBRUARY 1, 2009

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

THE FUND

WHAT YOU SHOULD KNOW ABOUT THE FUND	Objective	2

	Principal Strategy	2

	Main Risks	4

	Performance	7

	Fees and Expenses	7

	Additional Investment Information	9

	Management	14

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Availability of Class I Shares	16

	Purchases	17

	Redemptions	18

	Distributions and Taxes	20

	Other Services for Fund Investors	21

	Other Information for Fund Investors	23

FINANCIAL INFORMATION

Financial Highlights	32

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUND AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUND

OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

PRINCIPAL STRATEGY

To pursue its objective, under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal income tax (this policy may not be changed without shareholder approval). The Fund may invest up to 20% of its net assets in bonds that pay interest that is subject to the federal alternative minimum tax ("AMT"), including certain private activity bonds, and other fixed income securities, including bonds that pay interest that is subject to federal income tax.

Under normal market conditions, the Fund attempts to invest primarily in municipal bonds that, at the time of purchase, are rated investment grade or determined by Lord Abbett to be of comparable quality. The Fund may invest up to 20% of its net assets in municipal bonds that, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

The Fund seeks to maintain a dollar-weighted average effective duration between one and three years. The Fund may, however, invest in securities that have short, intermediate or long maturities or duration. The Fund will invest in money market securities and their equivalents as part of its principal strategy. The Fund is not a money market fund and therefore is not subject to the credit quality, maturity and other requirements applicable to money market funds.

The Fund may invest in certain derivatives in an attempt to increase income. Some of these investments or instruments may cause the Fund to realize a limited

We, the Fund, or Short Duration Tax Free Fund refers to Lord Abbett Short Duration Tax Free Fund, a portfolio or series of the Lord Abbett Municipal Income Trust (the "Trust").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding municipal bonds purchased with the pooled money of investors. It strives to reach its stated objective; although, as with all mutual funds, it cannot guarantee results.
Reasonable Risk. The Fund assesses risk by considering the volatility the Fund has over time. By volatility we mean the level of price fluctuations in the Fund's holdings. The Fund believes that a volatility that generally approximates the Barclays Capital 1 Year Municipal Bond Index represents reasonable risk.
Municipal Bonds ("bonds") are debt securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities that provide income free from federal income taxes. Municipal bonds generally are divided into two types:
• General Obligation Bonds are secured by the full faith and credit of the issuer and its taxing power.
• Revenue Bonds are payable only from revenue derived from a particular facility or source, such as bridges, tolls or sewer services. Industrial development bonds and private activity bonds are revenue bonds.
Fixed income securities include bonds, debentures, government obligations, commercial paper and pass-through instruments, among other things. The Fund may invest in fixed income securities with both fixed and variable interest rates.

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SHORT DURATION TAX FREE FUND

amount of ordinary income or short-term capital gains, which are treated as ordinary income for federal income tax purposes.

A portion of the Fund's holdings may be "callable," a feature that allows the bond issuer to redeem the bond before its maturity date.

In selecting municipal bonds, we focus on:

•  Credit Quality – an issuer's ability to pay principal and interest

•  Income Tax Exemption – the bond issuer's ability to pay interest free from federal income tax

•  Total Return Potential – the return possibilities for an investment over a period of time, including appreciation and interest

•  Call Protection – assurance by an issuer that it will not redeem a bond earlier than anticipated

The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political or other conditions, the Fund may take a temporary defensive position by investing up to 100% of its assets in: (i) short-term taxable securities and (ii) cash, investment grade commercial paper, short-term U.S. Government securities, municipal money market securities and other money market equivalents. These types of securities tend to have strong liquidity features and enable the Fund to maintain its short duration. Taking a temporary defensive position could reduce tax-exempt income and prevent the Fund from achieving its investment objective.

The Fund may sell a security if it no longer meets the Fund's investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer's

Investment grade debt securities are debt securities that are rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.
Below investment grade or high yield municipal bonds (sometimes called "lower rated bonds" or "junk bonds") are debt securities that are rated BB/Ba or lower by a Rating Agency, or are unrated but determined by Lord Abbett to be of comparable quality. High yield debt securities typically pay a higher yield than investment grade debt securities. High yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high yield debt securities also may be less liquid.
Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The longer a portfolio's duration, the more sensitive it is to interest rate risk. The shorter a portfolio's duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and the price of a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point.
Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index. The Fund may invest in swap transactions, interest rate caps and similar instruments, floaters, residual interest bonds (also known as "inverse floaters") and other types of derivatives.

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SHORT DURATION TAX FREE FUND

competitive position or financial condition, changes in the outlook for the issuer's industry, and the impact of the security's duration on the Fund's overall duration.

MAIN RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund's investments typically will lose value.

Additional risks that could reduce the Fund's performance or increase volatility include the following:

•  Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insurance or other credit enhancements supporting the Fund's investment may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support in addition to the credit risk of the underlying investment that is being enhanced. Credit support provided by foreign entities may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of the entity to meet its obligations. A change in the credit rating or the market's perception of the creditworthiness of any of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share prices, and Fund performance. The Fund also may be adversely affected by the inability of an insurer to meet its insurance obligations.

•  Interest Rate Risk – Prices of fixed-income securities, including tax-exempt securities, generally fall during a rising interest rate environment. Interest rate changes typically have a greater effect on the price of fixed-income securities with longer durations. Because the Fund invests primarily in short duration municipal bonds, it is less sensitive to interest rate risk than a fund that invests primarily in longer duration municipal bonds.

•  Liquidity Risk – The market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. It may be difficult for the Fund to sell such securities in a timely manner and at their stated value, which could result in losses to the Fund.

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•  Risks Associated with Non-Investment Grade Securities – The Fund may invest up to 20% of its assets in securities rated below investment-grade (sometimes referred to as "junk bonds"), which may be subject to greater credit and liquidity risks than investment-grade securities.

•  Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•  Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•  Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund's performance may be affected by local, state, and regional factors depending on the states in which the Fund's investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems.

•  Sector Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations. The electric utility industry is subject to rate regulation vagaries. The health care industry faces two main challenges – affordability and access.

•  Legislative Risk – Legislative changes in the tax-exempt character of particular municipal bonds could have an adverse effect on municipal bond prices.

•  Management Risk – If certain sectors or investments do not perform as expected, the Fund could underperform other similar funds or lose money.

•  Reclassification Risk – The Internal Revenue Service ("IRS") has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. In such a case, the Fund might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

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SHORT DURATION TAX FREE FUND

•  Derivatives Risk – Loss may result from the Fund's investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund's interest rate risk.

•  State and Territory Risks – Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. Certain state and local governments and other government issuers suffered significant drops in revenues coinciding with the last U.S. economic recession, resulting in a very difficult period for state and local governments. Even after the national economy emerged from the recession, many states continued to suffer fiscal imbalances. The effects of the subprime mortgage market crisis, the housing market downturn, and other aspects of the national economic recession that began in 2008 have caused declines in tax revenues and put pressure on budgetary reserves for affected governments and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund's investments and could cause you to lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

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SHORT DURATION TAX FREE FUND

PERFORMANCE

The Fund does not show any performance because it has not completed a full calendar year of operations.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Fee Table	Class
I
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (See "Purchases")	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(1)	0.40%
Total Other Expenses	0.24%
Interest and Related Expenses from Inverse Floaters(2)	0.03%
Other Expenses(3)	0.21%
Total Operating Expenses	0.64%
Expense Reimbursement(4)(5)	(0.34)%
Net Expenses(4)(5)	0.30%

  (1)  "Management Fees" are payable to Lord Abbett for managing the Fund's assets. In addition, Lord Abbett provides certain administrative services to the Fund for which it receives additional compensation. See "The Fund – Management" for more information.

  (2)  Interest and Related Expenses ("interest expense") from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters (also known as "residual interest bonds"). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Operating Expenses in the table above and the Example below. See "Additional Investment Information – Residual Interest Bonds."

  (3)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund. "Other Expenses" are based on estimated amounts for the current fiscal year.

  (4)  For the period from December 10, 2008 through January 31, 2010, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annualized rate of 0.30% of average daily net assets for Class I shares. This contractual expense reimbursement, which may not be terminated without the mutual consent of Lord Abbett and the Board, excludes certain interest expenses and related fees that the Fund incurs in connection with its investments in inverse floaters and also excludes extraordinary legal expenses.

  (5)  Lord Abbett is voluntarily reimbursing a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annualized rate of 0.25% of average daily net assets for Class I shares. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.

SYMBOL:
CLASS I	LISDX

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years
Class I Shares	$31	$159

Your expenses would be the same if you did not redeem your shares.

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ADDITIONAL INVESTMENT INFORMATION

This section describes some of the investment techniques that the Fund may use and some of the risks associated with those techniques. The composition of the Fund's portfolio and the techniques that the Fund uses in seeking its investment objective and employing its investment strategies will vary over time. The Fund may use each of the techniques described below at all times, at some times or not at all.

Adjusting Investment Exposure. The Fund will be subject to the risks associated with its investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

Concentration. The Fund will not invest 25% or more of its total assets in any industry, other than tax-exempt securities issued by governments or political subdivisions of governments to which this limitation does not apply. Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations.

Futures Contracts and Options on Futures Contracts. The Fund may enter into financial futures contracts and options thereon as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter ("OTC") market. The Fund is not registered as, nor is it subject to registration or regulation as, a commodity pool operator under the Commodity Exchange Act.

Risks of Options and Futures. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for

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example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include: domestic securities that are not readily marketable; certain municipal leases and participation interests; repurchase agreements and time deposits with a notice or demand period of more than seven days; certain structured securities and certain swap transactions; and certain restricted securities (i.e., securities with terms that limit their resale to other investors or require registration under the federal securities laws before they can be sold publicly) that Lord Abbett determines to be illiquid. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Insured Municipal Bonds. The Fund may invest in bonds covered by insurance policies that guarantee timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds themselves or the value of the Fund's shares. A downgrading of an insurer's credit rating or a default by the insurer could reduce the credit rating of an insured bond and, therefore, its value.

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap

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agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. It is not currently expected that these investments will be a principal strategy of the Fund.

Non-Investment Grade Municipal Bonds. Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as "high yield" or "junk" bonds) may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade securities are subject to the increased risk of an issuer's inability to meet principal and interest obligations and a greater risk of default. These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any

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specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the lower rated securities in its portfolio.

Residual Interest Bonds. The Fund may invest up to 20% of its assets in residual interest bonds ("RIBs") (also known as "inverse floaters") to enhance income and manage portfolio duration. RIBs are issued by tender option bond trusts ("trusts") that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to RIBs, these trusts typically issue short-term floating rate notes which are usually sold to money market funds ("floating rate notes"). A RIB is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond. RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall. RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile. RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

The Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;" therefore, the municipal bonds deposited into such trusts are presented in the Fund's schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates. Interest income from the underlying bonds is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to

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tender certificates to the trust for redemption at par at each reset date. The RIBs held by the Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Fund may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment.

An investment in zero coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Information on Portfolio Holdings. The Fund's annual and semiannual reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Fund's portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters.

In addition, on or about the first day of the second month following each calendar quarter-end, the Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Fund also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or

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similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list, commentary, fact sheet, performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.lordabbett.com under the Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geopolitical, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Fund's policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the statement of additional information.

MANAGEMENT

Board of Trustees. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund's portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board's initial approval will be available in the Fund's semiannual report to shareholders for the period ending March 31, 2009. It is expected that the basis for subsequent decisions by the Board will be available in the Fund's semiannual report to shareholders for the six-month period ended March 31.

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Investment Adviser. The Fund's investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $68 billion in 52 mutual funds and other advisory accounts as of November 30, 2008.

Portfolio Managers. The Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The statement of additional information contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender heads the investment management team of the Fund. Daniel T. Vande Velde is a senior member of the team. Messrs. Solender and Vande Velde are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Prior thereto he served as a Vice President and Portfolio Manager at Nuveen Investments from 1991 to 1999 and 2003 to 2006 and served as Principal and Portfolio Manager at Vanguard Group from 1999 to 2003. Mr. Vande Velde, Portfolio Manager, joined Lord Abbett as a member of the team in 2007. He was formerly a Portfolio Manager at McDonnell Investment Management from 2001 to 2007.

Management Fee. Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets. The management fee is calculated daily and payable monthly at the following annual rate:

0.40% on the first $2 billion of average daily net assets;
0.375% on the next $3 billion of average daily net assets; and
0.35% on average daily net assets over $5 billion.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at the annual rate of 0.04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Fund, see the statement of additional information.

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YOUR INVESTMENT

AVAILABILITY OF CLASS I SHARES

Who May Invest? Class I shares are currently available for purchase by the following entities:

•  Registered investment advisers ("Adviser") investing on behalf of clients, provided that the Adviser:

(i)  is not affiliated or associated with a broker or dealer primarily engaged in the retail securities business ("Broker-Dealer");

(ii)  derives its compensation for its services exclusively from its clients for such advisory services; and

(iii)  has entered into an appropriate agreement with the Fund and/or Lord Abbett Distributor LLC for such purchases.

•  Institutional investors, such as retirement plans, companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $10 million, that were not introduced to Lord Abbett by persons associated with a Broker-Dealer.

•  Each registered investment company within the Lord Abbett Family of Funds that operates as a fund of funds and, at the discretion of Lord Abbett Distributor, other registered investment companies that are not affiliated with Lord Abbett and operate as a fund of funds.

In addition, Class I shares may be available for purchases by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with and agreeable to the Fund and/or Lord Abbett Distributor specifically for such purchases. Financial Intermediaries should contact Lord Abbett Distributor to determine whether the Financial Intermediary may be eligible for such purchases.

How Much Must You Invest? You may buy Fund shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our principal underwriter. Place your order with your investment dealer or send the money to the Fund (P.O. Box 219336, Kansas City, MO 64121).

Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients.
Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.
Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

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The minimum initial investment is $1 million, except for (1) certain purchases through or by Financial Intermediaries or Advisers that charge a fee for services that include investment advisory or management services, and (2) purchases by Plans meeting the eligibility requirements described in the preceding paragraph, which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor, which reserves the right to reject any order.

PURCHASES

Proper Form. You may purchase Class I shares at the net asset value ("NAV") per share next determined after we receive your purchase order submitted in proper form. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. No sales charges apply.

An initial purchase order submitted directly to the Fund, or the Fund's authorized agent (or the agent's designee), must contain: (1) a completed application with all applicable requested information and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 888-522-2388.

See "Procedures Required by the USA PATRIOT Act" for more information.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interests of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Buying Shares Through Your Dealer. Orders for shares received by the Fund prior to the close of the New York Stock Exchange LLC ("NYSE"), or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at the NAV effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the NAV effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

Buying Shares By Wire. To open an account, call 888-666-0022, Institutional Trading Department, to set up your account and to arrange a wire transaction. Wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class I shares and include

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your new account number and your name. To add to an existing account, wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class I shares and include your account number and your name.

REDEMPTIONS

Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. For more information, please call 888-522-2388.

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. If you have direct account access privileges, you may obtain the proceeds of a redemption of less than $50,000 from your account. You or your representative should call the Fund at 888-522-2388.

Online. If you have direct account access privileges, you may submit a redemption request online by logging onto www.lordabbett.com and entering your account information and personal identification data.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

If you have direct account access privileges, redemption proceeds may be paid by electronic transfer via an automated clearing house ("ACH") deposit to your bank account on record with the Fund; otherwise, normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

Telephone and Online Transactions. For your security, telephone and online transactions requests are recorded. We will take measures to verify the identity of the person calling or submitting a request online, such as asking for your name, account number, personal identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone or online that it reasonably believes to be genuine.

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If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 888-522-2388.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

By Wire. In order to receive funds by wire, our servicing agent must have the wiring instructions on file. To verify that this feature is in place, call 888-666-0022, Institutional Trading Department (minimum wire: $1,000). Your wire redemption request must be received by the Fund before the close of the NYSE for money to be wired on the next business day.

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio, although it is not expected that the Fund would do so except in unusual circumstances. Redemptions in kind will consist of liquid securities valued in accordance with the Fund's pricing procedures as described in this prospectus. If the Fund pays your redemption proceeds by a distribution of securities, you may incur transaction costs and tax liability and will bear market risks until the securities are converted into cash.

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
• In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

• In the case of a corporation - ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

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DISTRIBUTIONS AND TAXES

The Fund expects to declare "exempt-interest dividends" from its net investment income daily and pay them monthly. The Fund expects to distribute any net capital gains annually.

All distributions, including exempt-interest dividends, will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash.

The Fund seeks to earn income and pay exempt-interest dividends that are exempt from federal income tax. It is anticipated that substantially all of the Fund's income will be exempt from regular federal income tax. However, the Fund may invest a portion of its assets in securities that pay income that is not exempt from federal income tax. Further, a portion of the exempt-interest dividends you receive may be subject to federal individual AMT. The Fund may invest up to 20% of its net assets in private activity bonds (sometimes called "AMT paper"). The income from these bonds is an item of tax preference when determining your federal individual or corporate AMT, which may cause the income to be taxable. In addition, all exempt-interest dividends may result in or increase a corporate shareholder's liability for the corporate AMT.

Distributions of short-term capital gains and gains characterized as market discount are taxable as ordinary income for federal income tax purposes, while distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares or whether distributions are reinvested or paid in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Any sale, redemption or exchange of Fund shares may be taxable.

If you buy shares when the Fund has realized but not yet either declared or distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by the Fund, will be provided to shareholders each year.

You must provide your Social Security number or other taxpayer identification number to the Fund along with certifications required by the Internal Revenue Service when you open an account. If you do not or it is otherwise legally

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required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds and any other payments to you.

Shareholders generally will not be able to exclude exempt-interest dividends paid by the Fund from their state taxable income. However, shareholders who are residents of a state that does not impose minimum investment requirements in order for exempt dividends from the Fund to be excludible from state taxable income may be eligible to exclude the percentage of income derived from obligations of that state when determining their state taxable income. The amount excludible from state taxable income generally will be relatively small, however. Information concerning the percentage of income attributable to each state will be provided to you. You should confirm with your tax adviser that income attributable to a state of residence is properly excludible when determining your taxable income. In addition, the portion of the Fund's dividends attributable to private activity bonds may be a tax preference item for state AMT purposes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

OTHER SERVICES FOR FUND INVESTORS

Telephone and Online Purchases and Redemptions. Shareholders, other than shareholders who hold their shares in an account maintained by a broker-dealer, may have direct account access privileges with the Fund, which allows shareholders to purchase or redeem shares by telephone or online. For new accounts, you may obtain direct account access privileges by completing the account application (including providing your bank information) and indicating that you wish telephone or online trading privileges. For existing accounts, you may obtain telephone or online trading privileges by submitting an application for ACH electronic funds transfer. Transactions by telephone or online may be difficult to submit during times of drastic economic or market changes or during other times where communications may be difficult. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

• Security. The Fund and its service providers employ verification and security measures for your protection. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online. The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

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• Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

• No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel a transaction submitted once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

• Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

• Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your account to cover such losses, fees and expenses.

Telephone Exchange Privilege. Class I shares may be exchanged without a service charge for Class I shares of any Eligible Fund among the Lord Abbett-sponsored funds.

Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Exchange Limitations. As described under "Your Investment – Purchases," we reserve the right to modify, restrict or reject any exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interests of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.
Eligible Fund. An Eligible Fund is any Lord Abbett-sponsored fund offering Class I shares.

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OTHER INFORMATION FOR FUND INVESTORS

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund's investment return.

To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as "price arbitrage"). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder's ability to engage successfully in price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see "Other Information for Fund Investors – Pricing of Fund Shares."

The Fund's Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund's policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

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Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming Fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) retirement and benefit plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a Fee-Based Program or mutual fund separate account program; and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor's financial advisor) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's financial advisor) to cease all such activity in the account. The investor then has

Fee-Based Programs include Fee-Based Advisory Programs and Fee-in-Lieu-of-Commission Programs sponsored or offered by Financial Intermediaries. In Fee-Based Advisory Programs, a Financial Intermediary provides a fee-based investment advisory program or service (including mutual fund wrap programs). In Fee-in-Lieu-of-Commission Programs, a Financial Intermediary bundles together a suite of services, such as brokerage, investment advice, research, and account management, and the client pays a fee based on the total asset value of the client's account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.

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the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may result in tax consequences. As stated above, although we generally notify the investor (and/or the investor's financial advisor) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will

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notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date and place of organization or date of birth, taxpayer identification number or Social Security number, and we may ask for other information that will allow us to identify you. We will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account.

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This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders or account applications accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales (including exchanges) of Fund shares are executed at the NAV (subject to any applicable sales charges) next determined after the Fund receives your order in proper form. Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next business day's NAV. In the case of purchase, redemption, or exchange orders placed through your Financial Intermediary, when acting as the Fund's authorized agent (or the agent's designee), the Fund will be deemed to have received the order when the agent or designee receives the order.

In calculating NAV, securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued under fair value procedures approved by and administered under the supervision of the Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

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Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees) and without additional cost to the Fund or the Fund's shareholders. This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this prospectus. The payments may be for activities including but not limited to the following:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges"); and/or

•  any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called "revenue sharing" payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary's sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer's marketing efforts (such as by

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helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary's sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients' accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund's assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer's costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers. These factors include but are not limited to the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments generally ranging from 0.05% to 0.15% of the related Lord Abbett Funds' assets and/or sales. However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares. In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above. The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers. Lord Abbett or Lord Abbett Distributor may choose not to

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make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's method of calculating revenue sharing payments may be different from the methods that the Dealers use. Please refer to the Fund's statement of additional information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund's portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in

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particular mutual funds. If your Financial Intermediary provides these services, Lord Abbett or the Fund may compensate the Financial Intermediary for these services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, including investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate Financial Intermediaries for such services.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

• establishing and maintaining individual accounts and records;

• providing client account statements; and

• providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

Financial Intermediaries may charge additional fees or commissions other than those disclosed in this prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion above and in the Fund's statement of additional information. You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund is newly organized and has not completed its first fiscal year as of the date of this prospectus.

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To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.
By mail. Write to the Fund at: The Lord Abbett Family of Funds 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com
Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on the Fund will be available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Fund's annual and semiannual reports will contain more information about the Fund's investments and performance. The annual report will also include details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year. The reports will be available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus). The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Municipal Income Trust

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC

LA-SDTFI-1

(2/09)

SEC File Number: 811-06418

LORD ABBETT

Statement of Additional Information	February 1, 2009

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Short Duration Tax Free Fund

(Class I Shares)

This statement of additional information (“SAI”) is not a prospectus.  A prospectus for the Class I shares of Lord Abbett Lord Abbett Short Duration Tax Free Fund (the “Short Duration Tax Free Fund” or the “Fund”), a series of Lord Abbett Municipal Income Trust may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973.  This SAI relates to, and should be read in conjunction with, the prospectus for the Fund’s Class I shares dated February 1, 2009. Certain capitalized terms used throughout this SAI are defined in the Fund’s prospectus.

Shareholder account inquiries should be made by directly contacting the Fund or by calling 888-522-2388.  The Fund’s annual and semiannual reports to shareholders contain additional performance information and are available without charge, upon request by calling 888-522-2388.  In addition, you can make inquiries through your dealer.

1.

Fund History

Lord Abbett Municipal Income Trust (the “Income Trust” or the “Trust”) was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002 with an unlimited number of shares of beneficial interest authorized. The Income Trust was formerly known as Lord Abbett Tax-Free Income Trust, and changed its name effective December 30, 2004. The Income Trust consists of five series or portfolios, one of which is described in this SAI: Lord Abbett Short Duration Tax Free Fund. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”).   Only the Fund’s Class I shares are described in this statement of additional information.

2.

Investment  Policies

Fundamental Investment Restrictions. The Fund’s investment objective and the Fund’s 80% investment policy cannot be changed without the approval of a “majority of the Fund’s outstanding shares.”(1) The Fund is also subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of the Fund’s outstanding shares.

The Fund may not:

(1)   borrow money, except that (i) the Fund may borrow from banks(2) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) the Fund may purchase securities on margin to the extent permitted by applicable law(3) and (v) the Fund may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(2)   pledge its assets (other than to secure such borrowings or to the extent permitted by the Fund’s investment policies as permitted by applicable law);(4)

(3)   engage in the underwriting of securities except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)   make loans to other persons, except that (i) the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(5)   buy or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, commodities or commodity contracts (except to the extent the Fund may do so in accordance with applicable law and without registering  as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(1)   Under Section 2(a)(42) of the 1940 Act, approval by a “majority of the Fund’s outstanding shares” vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

(2)   Section 2(a)(5) of the 1940 Act defines the term “bank” to include depository institutions, foreign banks, and member banks of the Federal Reserve System, among others.

(3)   Securities and Exchange Commission (“SEC”) staff interpretations regarding Section 12(a)(1) of the Act currently prohibit the Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(4)   Section 18(f)(1) of the Act prohibits the Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above.  For the purpose of this restriction the deposit of assets in a segregated account with the Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

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(6)   with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, or (ii) 10% of the voting securities of such issuer; except, in either case, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(7)   invest 25% or more of its assets, taken at market value, in the securities of issuers in any particular industry (excluding tax-exempt securities such as tax-exempt securities financing facilities in the same industry or issued by nongovernmental users and securities of the U.S. Government, its agencies and instrumentalities); or

(8)   issue senior securities to the extent such issuance would violate applicable law.(5)

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction, with which the Fund must comply on a continuous basis.

Non-Fundamental Investment Restrictions.  In addition to the Fund’s investment objective and 80% investment policy described in the prospectus and the investment restrictions described above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment restrictions that may be changed by its Board of Trustees (the “Board” ) without shareholder approval.

The Fund may not:

(1)           make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)           invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933 (“Rule 144A”) determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)           invest in securities issued by other investment companies, except to the extent permitted by applicable law;(6)

(4)           invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)           invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities;

(6)           write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted  in the Fund’s prospectus and SAI, as they may be amended from time to time; or

(7)           buy from or sell to any of the Income Trust’s officers, trustees, employees, or the Fund’s investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Income Trust.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the second and fourth non-fundamental restrictions, with which the Fund must comply at the time of purchase. The Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity or the sale of liquid securities; however, in these situations the Fund will take appropriate measures to reduce the percent of its assets invested in illiquid securities.

Portfolio Turnover Rate.  The Fund is newly organized and has not completed its first fiscal year as of the date hereof.

(5)   Section 18(f) of the 1940 Act prohibits the Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that the Fund may borrow money from banks in amounts of up to 33 1/3% of its total assets.

(6)   Under Section 12(d)(1) of the 1940 Act, the Fund may not acquire more than 3% of the voting shares of any other investment company, invest more than 5% of the Fund’s total assets in securities of any one investment company, or invest more than 10% of the Fund’s total assets in securities of all investment companies.

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Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that the Fund may use and some of the risks associated with those investments and techniques.  The composition of the Fund’s portfolio and the investments and techniques that the Fund uses in seeking its investment objective and employing its investment strategies will vary over time.  The Fund may use each of the investments and techniques described below at all times, at some times or not at all.  While some of these investments and techniques involve risk when used independently, the Fund intends to use them to reduce risk and volatility in its portfolio.

Average Duration. The Fund maintains a dollar-weighted average effective portfolio duration between one and three years.

Some securities may have periodic interest rate adjustments based upon an index such as the 90-day Treasury Bill rate.  This periodic interest rate adjustment tends to lessen the volatility of the security’s price.  With respect to securities with an interest rate adjustment period of one year or less, the Fund will, when determining average-weighted duration, treat such a security’s maturity as the amount of time remaining until the next interest rate adjustment.

Borrowing Money. The Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.” If the Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses. The Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Futures Contracts and Options on Futures Contracts.  Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments, called “variation margin,” are made on a daily basis as the market price of the futures contract or option fluctuates.

The Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs.  The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

•      While the Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

•      Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

•      While interest rates on taxable securities generally move in the same direction as the interest rates on municipal bonds, frequently there are differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the municipal bond being hedged than when using a financial futures contract on a municipal bond or a municipal bond index.

•      The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

•      Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s net asset value.

•      As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.

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•      Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

High-Yield or Lower-Rated Debt Securities.  The Fund may invest up to 20% of its assets in high-yield debt securities. High-yield debt securities (also referred to as “lower-rated debt securities” or “junk bonds”) are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities.  When compared to investment grade debt securities, high-yield debt securities:

•      have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•      tend to be less sensitive to interest rate changes; and

•      pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

Since the risk of default is higher among high-yield debt securities, Lord Abbett’s research and analysis are important ingredients in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Fund seeks to reduce this risk.  There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.

Illiquid Securities.  The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

•      Securities that are not readily marketable.

•      Certain municipal leases and participation interests.

•      Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•      Certain structured securities and certain swap transactions.

•      Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer (“QIB”) without registration and without regard to whether the seller originally purchased the security for investment.  Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that QIBs become for a time uninterested in purchasing these securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.  Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security.  Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events.  Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate.  If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions.  A swaption is an option to enter into a swap agreement.  Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms.  The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.  An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

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The Fund may enter into swap transactions for hedging purposes or to seek to increase total return.  The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If Lord Abbett is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Investment Companies.  The Fund may invest in securities of other investment companies subject to limitations prescribed by the Act.  These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.  The Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests.  Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Municipal Bonds.  In general, municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, Puerto Rico, and their political subdivisions, agencies and instrumentalities.  Municipal bonds are issued to obtain funds for various public purposes, including the construction of bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  They may be used to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to lend to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.  In addition, the term “municipal bonds” includes certain types of “private activity” bonds including industrial development bonds issued by public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity, or sewerage or solid waste disposal.  Under the Tax Reform Act of 1986, as amended, substantial limitations were imposed on new issues of municipal bonds to finance privately-operated facilities.  The interest on municipal bonds generally is excludable from gross income for federal income tax purposes of most investors.

The two principal classifications of municipal bonds are “general obligation” and limited obligation or “revenue bonds.” General obligation bonds are secured by the pledge of the faith, credit and taxing power of the municipality for the payment of principal and interest.  The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  “Private activity” bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the faith, credit or taxing power of the municipality.  The credit quality of such municipal bonds usually is directly related to the credit standing of the user of the facilities.  There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

In addition, municipal bonds include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment purchase agreements. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or local government. Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the Fund would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

Municipal bonds may also be in the form of a tender option bond, which is a municipal bond (generally held pursuant to a custodial agreement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a

6

significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Fund’s duration. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid.

The Fund may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable both of which may be issued by domestic banks or foreign banks.

The yields on municipal bonds depend on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and the rating of the issue.  The ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch Ratings (“Fitch”) represent their opinions as to the quality of the municipal bonds which they undertake to rate.  It should be emphasized, however, that such ratings are general and are not absolute standards of quality.  Consequently, municipal bonds with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Some municipal bonds feature credit enhancements, such as lines of credit, municipal bond insurance and standby bond purchase agreements (SBPAs).  SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower, bond issuer, or bond insurer.

Appendix A hereto contains a description of certain municipal bond ratings.

Non-Investment Grade Municipal Bonds.  Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as “high yield” or “junk” bonds) may be highly speculative and have poor prospects for reaching investment grade standing.  Non-investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default.  These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions.  As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities.  In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.  Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price.  These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments.  A less liquid

7

secondary market also may make it more difficult for the Fund to obtain precise valuations of the lower rated securities in its portfolio.

Options on Securities.  The Fund may purchase and write put and call options on securities or securities indices that are traded on national securities exchanges or over-the-counter (“OTC”).  A “call option” is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.  The Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of portfolio securities.  During the period of the option, the Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium).  The Fund also may enter into “closing purchase transactions” in order to terminate its obligation to deliver the underlying security. This may result in a short-term gain or loss.  A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written.  If the Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period.  A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the portfolio manager believes a more defensive and less fully invested position is desirable in light of market conditions. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options.  The Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund’s net assets. The Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund’s net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Fund’s portfolio securities, the Fund may incur losses.  The use of options can also increase the Fund’s transaction costs. OTC options will present greater possibility of loss because of their greater illiquidity and credit risks.

Residual Interest Bonds.  The Fund may invest in residual interest bonds (“RIBs”) (also known as “inverse floaters”) to enhance income and manage portfolio duration.  RIBs are issued by tender option bond trusts (“trusts”) that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts.  In addition to RIBs, these trusts typically issue short-term floating rate certificates or notes which are usually sold to money market funds (“floating rate notes”).  A RIB is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note.  Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond.  RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall.  The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall.  RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile.  RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

The Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;” therefore, the municipal bonds deposited into such trusts are presented in the Fund’s schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates.  Interest income from the underlying bonds is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund. The floating rate trust certificates have interest rates that generally reset weekly and their

8

holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by the Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par, and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Securities Lending.  Although the Fund has no current intention of doing so, the Fund may lend portfolio securities to registered broker-dealers.  These loans may not exceed 30% of the Fund’s total assets.  Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or other permissible means at least equal to 102% of the market value of the securities loaned.  The Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.”  No fee will be paid to affiliated persons of the Fund.

By lending portfolio securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Securities lending involves the risk that the borrower will fail to return the securities in a timely manner or at all.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

Structured Securities.  The Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity.  The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.  These securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  The Fund could lose more than the principal amount invested.

Temporary Defensive Investments. As described in the prospectus, the Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. Temporary defensive securities include:

•      Short-Term Taxable Securities. The Fund may invest in bonds, the interest on which is subject to federal income tax.

•      Obligations of the U.S. Government and its agencies and instrumentalities.  U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury.  These securities include Treasury bills, notes and bonds.

•      Commercial paper.  Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is issued in bearer form with maturities generally not exceeding nine months.  Commercial paper obligations may include variable amount master demand notes.

When-Issued Municipal Bonds. The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment (“settlement”) normally taking place approximately one month after the purchase date.  However, the payment obligation and the interest rate to be received by the Fund are each fixed on the purchase date.  During the period between purchase and settlement, the Fund’s assets consisting of cash and/or high-grade marketable debt securities, marked to market daily, in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of value.  While we may sell when-issued securities prior to settlement, we intend to actually acquire such securities unless a sale appears desirable for investment reasons.

Yield Curve Options.   The Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the

9

individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remain constant, or if the spread moves in a direction or to an extent which was not anticipated.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds.   The Fund may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

As the buyer of these types of securities, the Fund will recognize a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return.

Investments in these securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand.  Except as noted below, the Fund does not provide its portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.lordabbett.com or otherwise.  The exceptions are as follows:

(1)   The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund one day following each calendar period-end.  The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

(2)   The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end; and

(3)   The Fund may provide its portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or for similar purposes.

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In addition and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Fund’s policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund’s portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio-related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Fund that have investment objectives and requirements that may be substantially similar to the Fund’s.  Such clients also may have portfolios consisting of holdings substantially similar to the Fund’s holdings.  Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement.  It is possible that any such client could trade ahead of or against the Fund based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett.  In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice.  To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients.  Attached as Appendix B is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

3.

Management of the Fund

The Board of Trustees is responsible for the management of the business and affairs of the Income Trust in accordance with the laws of the State of Delaware.  The Board appoints officers who are responsible for the day-to-day operations of the Income Trust and who execute policies authorized by the Board.  As will be discussed in the Fund’s semiannual report to shareholders the Board also approves an investment adviser to the Income Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Income Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Income Trust’s investment adviser.

Interested Trustees

The following Trustees are partners of Lord Abbett and are “interested persons” of the Income Trust as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

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Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1991 and Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990— 2007).	N/A

Independent Trustees

The following independent or outside Trustees (“Independent Trustees”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998—2000), Acting Chief Executive Officer of Courtroom Television

Network (1997—1998); President and

Chief Executive Officer of Time Warner

Cable Programming, Inc. (1991—1997).

Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush— O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. (since 1991) and Interstate Bakeries Corp. (since 1991).

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram—Hill and Hillsdale Development Company, a residential real estate development firm (1998—2000).

Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

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Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002—2003), Chairman of Warburg Dillon Read, an investment bank (1999—2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997—1999), Chief Executive Officer of Dillon, Read & Co. (1994 —1997).

Currently serves as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1991	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979—1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Income Trust.  All of the officers of the Income Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996—2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990—2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006

Partner and Director, joined Lord Abbett in 2006, formerly a Vice President and Portfolio Manager at Nuveen Investments (1992—1999 and 2003—2006) prior thereto Principal and Portfolio Manager at Vanguard Group from (1999—2003).

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Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002—2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005—2006), and Stradley Ronon Stevens & Young, LLP (2000—2005).

Peter Scott Smith (1966)	Vice President	Elected in 2000	Portfolio Manager, joined Lord Abbett in 1992.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007

Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Senior Vice President and General Counsel (1999-2005), and Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc. (2005-2007).

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2007, formerly a Portfolio Manager at McDonnell Investment Management (2001—2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contract Committee.

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The Audit Committee is composed wholly of Trustees who are not “interested persons” of the Income Trust.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs, and Tullis.  The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Income Trust, and the quality and integrity of the Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund’s independent registered public accounting firm and considering violations of the Income Trust’s Code of Ethics to determine what action should be taken.  The Audit Committee meets at least quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Trustees who are not “interested persons” of the Income Trust, and also may include one or more Trustees who are partners or employees of Lord Abbett.  The current members of the Proxy Committee are three Independent Trustees: Messrs. Bush and Neff, and Ms. Hill.  The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Income Trust; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.  During the past fiscal year, the Proxy Committee met twice.

The Nominating and Governance Committee is composed of all the Trustees who are not “interested persons” of the Income Trust.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation.  During the past fiscal year, the Nominating and Governance Committee met four times.  The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Fund’s shareholders to serve as an Independent Trustee.  A shareholder who would like to recommend a candidate may write to the Fund.

The Contract Committee consists of all Trustees who are not “interested persons” of the Income Trust. The Contract Committee conducts much of the factual inquiry undertaken by the Trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. The Contract Committee held two formal meetings during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

For simplicity, the “Compensation Disclosure” section uses the term “directors/trustees” to include Trustees of the Trust and the directors/ trustees of all other Lord Abbett-sponsored funds.

The following table summarizes the compensation paid to each of the directors/trustees.  The second column of the following table sets forth the compensation accrued by the Trust for independent directors/trustees.  The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of each director/trustee.  No director/trustee of the funds associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

Name of Director/Trustee	For the Fiscal Year Ended September 30, 2008 Aggregate Compensation Accrued by the Income Trust (1)	For the Year Ended December 31, 2008 Total Compensation Paid by the Income Trust, and Thirteen Other Lord Abbett-Sponsored Funds (2)

E. Thayer Bigelow	$6,410	$256,000
William H.T. Bush	$5,907	$229,000
Robert B. Calhoun, Jr.	$6,692	$261,000
Julie A. Hill	$5,772	$229,000
Franklin W. Hobbs	$6,108	$239,000
Thomas J. Neff	$6,004	$235,000
James L.L. Tullis	$6,104	$239,000

(1)           Independent directors’/trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund.  A portion of the fees payable by the fund to its independent directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the “equity-based

15

plan”) that deems the deferred amounts to be invested in shares of the fund for later distribution to the directors/trustees.  In addition, $25,000 of each director’s/trustee’s retainer must be deferred and is deemed invested in shares of the fund and other Lord Abbett-sponsored funds under the equity-based plan.  Of the amounts shown in the second column, the total deferred amounts for the directors/trustees are $677, $1,207, $6,692, $1,936, $6,108, $6,004 and $2,333, respectively.

(2)           The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2008, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each director/trustee in the Fund and other Lord Abbett-sponsored funds as of December 31, 2008.  The amounts shown include deferred compensation to the directors/trustees deemed invested in fund shares.  The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Director/Trustee	Dollar Range of Equity Securities in the Fund (1)	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds
Robert S. Dow	None	Over $100,000
Daria L. Foster	Over $100,000	Over $100,000
E. Thayer Bigelow	None	Over $100,000
William H. T. Bush	None	Over $100,000
Robert B. Calhoun, Jr.	None	Over $100,000
Julie A. Hill	None	Over $100,000
Franklin W. Hobbs	None	Over $100,000
Thomas J. Neff	None	Over $100,000
James L. L. Tullis	None	Over $100,000

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Income Trust’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing (the “Advisory Group”).  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) transacting in a security that the person covers as an analyst or with respect to which the person has participated in a non-public investor meeting with company management within the six months preceding the requested transaction, (3) profiting on trades of the same security within 60 days, (4) trading on material and non-public information, and (5) engaging in market timing activities with respect to the Lord Abbett-sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Fund has delegated proxy voting responsibilities to the Fund’s investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight.  Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix C.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing will be available on the SEC’s website at www.sec.gov.  The Fund also will make this information available, without charge, on Lord Abbett’s website at www.lordabbett.com.

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4.

Control Persons and Principal Holders of Securities

Shareholders beneficially owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.  As of January 6, 2009, to the best of our knowledge, the following record holder held 25% or more of the Fund’s outstanding shares:

Daria L. Foster c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	50.99%

As of January 6, 2009, to the best of our knowledge, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of the specified class of the Fund’s outstanding shares were as follows:

Diane G. Noelke / Robert J. Noelke JTWROS c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	6.88%

Robert I. Gerber / Nancy F. Gerber JTWROS c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	17.19%

Daria L. Foster c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	51.51%

R. Mark Pennington c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	6.88%

Paul L. McNamara /Geraldine M. McNamara JTWROS c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	8.59%

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class C*: Class F*: Class I*:	99.82% 99.82% 99.82%

As of January 6, 2009, the Funds’ officers and directors/trustees, as a group, owned 70.39% of Class A shares of the Fund’s outstanding shares.

*    Class C, F, and I shares commenced operations on 12/15/2008.  As of January 6, 2009, Lord Abbett owns approximately 100% of the outstanding shares of Class C, F, and I. It is anticipated that over time this percentage will decrease.

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5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the prospectus, Lord Abbett is the Fund’s investment adviser.  Lord Abbett is a privately held investment manager. The address of Lord Abbett is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Income Trust, Lord Abbett is entitled to an annual management fee based on the Fund’s average daily net assets.  The management fee is calculated daily and payable monthly at the following annual rate:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on average daily net assets over $5 billion.

For the period from December 10, 2008 through January 31, 2010, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses so that the Fund’s net annual operating expenses do not exceed an aggregate annual rate of 0.30% of average daily net assets for Class I shares.

Lord Abbett is voluntarily reimbursing a portion of the Fund’s expenses so that the Fund’s net annual operating expenses do not exceed an aggregate annualized rate of 0.25% of average daily net assets for Class I shares.  Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund.  Under the Agreement, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%. This fee is allocated among the classes of shares of the Fund based on average daily net assets.

The administrative service fees paid to Lord Abbett by the Fund for the past three fiscal years ended September 30 were as follows:

2008		2007		2006
$0	(1)	$0	(1)	$0	(1)

(1) The Fund is newly organized and has not completed its first fiscal year as of the date hereof.

Portfolio Managers

As stated in the prospectus, the Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The portfolio management team is headed by Daniel S. Solender.  Assisting Mr. Solender is Daniel T. Vande Velde.  Messrs. Solender and Vande Velde are jointly and primarily responsible for the day-to-day management of the Fund.

The following table indicates for the Fund as of September 30, 2008:  (1) the number of other accounts managed by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of the Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any

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hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

Other Accounts Managed (# and Total Assets+) *
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Short Duration Tax Free Fund	Daniel S. Solender	11 / $3,454.7	0 / $0.0	7,466 / $5,384.0
	Daniel T. Vande Velde	4/ $847.5	0 / $0.0	0 / $0.0

+      Total Assets are in millions.

*      Included in the number of accounts and total assets are 0 accounts with respect to which the management fee is based on the performance of the account.

Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Fund and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies.  A portfolio manager potentially could use information concerning the Fund’s transactions to the advantage of other accounts and to the detriment of the Fund.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Fund.  Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Fund and the investments of the other accounts referenced in the table above.

Compensation of Portfolio Managers

When used in this section, the term “fund” refers to the Fund, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager.  Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions.  The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors.  These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors.  In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer groups maintained by rating agencies, as well as the Fund’s peer group.  In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team.  Lord Abbett does not manage hedge funds.  In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on

19

the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Portfolio Managers

The following table indicates for the Fund the dollar range of shares beneficially owned by the portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund, as of September 30, 2008 (or other dates, as indicated below). This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Short Duration	Daniel S. Solender(1)			X
Tax Free Fund	Daniel T. Vande Velde(1)	X

(1) The amounts shown are as of December 31, 2008.

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is the Fund’s custodian.  The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates the Fund’s net asset value.

Transfer Agent

DST Systems, Inc., 210 West 10th St., Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Fund.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Fund and must be approved at least annually by the Fund’s Board to continue in such capacity.  Deloitte & Touche LLP performs audit services for the Fund, including the examination of financial statements included in the Fund’s annual report to shareholders.

6.

Portfolio Transactions and Brokerage Allocations

Investment and Brokerage Discretion.  The Fund’s Management Agreement authorizes Lord Abbett to place orders for the purchase and sale of portfolio securities.  In doing so, Lord Abbett seeks to obtain “best execution” on all portfolio transactions.  This means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions, and taking into account the full range and quality of the broker-dealers’ services.  To the extent consistent with obtaining best execution, the Fund may pay a higher commission than some broker-dealers might charge on the same transaction.  Lord Abbett is not obligated to obtain the lowest commission rate available for a portfolio transaction exclusive of price, service and qualitative considerations.

Selection of Brokers and Dealers.  The policy on best execution governs the selection of broker-dealers and selection of the market and/or trading venue in which to execute the transaction.  Normally, traders who are employees of Lord Abbett make the selection of broker-dealers.  These traders are responsible for seeking best

20

execution.  They also conduct trading for the accounts of other Lord Abbett investment management clients, including investment companies, institutions and individuals.  To the extent permitted by law, the Fund, if Lord Abbett considers it advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund or client without the intervention of any broker-dealer.

To the extent the Fund purchases or sells fixed-income securities, the Fund generally will deal directly with the issuer or through a primary market-maker acting as principal on a net basis.  When dealing with a broker-dealer serving as a primary market-maker, the Fund pays no brokerage commission but the price, which reflects the spread between the bid and ask prices of the security, usually includes undisclosed compensation and may involve the designation of selling concessions.  The Fund may also purchase fixed-income securities from underwriters at prices that include underwriting fees.

Evaluating the Reasonableness of Brokerage Commissions Paid.  The Fund pays a commission rate that Lord Abbett believes is appropriate under the circumstances.  While Lord Abbett seeks to pay competitive commission rates, the Fund will not necessarily be paying the lowest possible commissions on particular trades if Lord Abbett believes that the Fund has obtained best execution and the commission rates paid by the Fund are reasonable in relation to the value of the services received.  Such services include, but are not limited to, showing the Fund trading opportunities, a willingness and ability to take principal positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, providing and/or facilitating Lord Abbett’s use of proprietary and third party research, confidential treatment, promptness and reliability.  Lord Abbett may view the value of these services in terms of either a particular transaction or multiple transactions on behalf of one or more accounts that it manages.

On a continuing basis, Lord Abbett seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund and its other clients.  In evaluating the reasonableness of commission rates, Lord Abbett may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) the value of any research products and services that may be made available to Lord Abbett based on its placement of transactions with the broker-dealer; and (h) rates paid by other institutional investors based on available public information.

Research Products and Services.  The federal securities laws permit an investment adviser, under certain circumstances, to cause the accounts it manages to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer.  For this purpose, brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody).

Brokerage and research services may be supplied to Lord Abbett by the executing broker-dealer or by a third party at the direction of the broker-dealer through which portfolio transaction orders are placed.  Research services may be provided by the executing broker-dealer to Lord Abbett in written form or through direct contact with individuals, including telephone contacts and meetings with securities analysts, economists, portfolio company management representatives and industry spokespersons and may include information on the economy, securities markets and other types of information that assist in the evaluation of investments.  Examples of research-oriented services for which Lord Abbett might pay with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

Lord Abbett does not attempt to allocate to any particular client account the relative costs or benefits of brokerage and research services received from a broker-dealer.  Rather, Lord Abbett believes that any brokerage and research services received from a broker-dealer are, in the aggregate, of assistance to Lord Abbett in fulfilling its overall responsibilities to its clients.  Accordingly, Lord Abbett may use brokerage and research services received from broker-dealers in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Fund.  Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Fund, and not all of

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such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts.

Lord Abbett believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.  Receipt of independent investment research allows Lord Abbett to supplement its own internal research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms.  Lord Abbett subjects all outside research material and information received to its own internal analysis before incorporating such content into its investment process.  As a practical matter, Lord Abbett considers independent investment research services to be supplemental to its own research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce its own research efforts.  Any investment advisory or other fees paid by the Fund to Lord Abbett are not reduced as a result of Lord Abbett’s receipt of research services.  It is unlikely that Lord Abbett would attempt to generate all of the information presently provided by broker-dealers and third party research services in part because there would no longer be an independent, supplemental viewpoint.  Also the expenses of Lord Abbett would be increased substantially if it attempted to generate such additional information through its own staff or if it paid for these products or services itself.  To the extent that research services of value are provided by or through such broker-dealers, Lord Abbett will not have to pay for such services itself.  These circumstances give rise to potential conflicts of interest, which Lord Abbett manages by following internal procedures designed to ensure that the value, type and quality of any products or services it receives from broker-dealers are permissible under the federal securities laws, including relevant regulatory interpretations thereof.

Certain of the brokerage and research services Lord Abbett receives are proprietary to the broker-dealer supplying them and provided in connection with a particular transaction or furnished by broker-dealers on their own initiative and may not have an explicit cost associated with such product or service.  In addition, Lord Abbett may purchase proprietary broker-dealer research or third party research with its own resources.

Mixed-Use Products and Services.  In some cases, Lord Abbett may receive a product or service from a broker-dealer that has both a “research” and a “non-research” use.  When this occurs, Lord Abbett makes a good faith allocation between the research and non-research uses of the product or service.  The percentage of the product or service Lord Abbett uses for research purposes may be paid for with client commissions, while Lord Abbett will use its own funds to pay for the percentage of the product or service that it uses for non-research purposes.  In making this good faith allocation, Lord Abbett faces a potential conflict of interest, but Lord Abbett believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such products or services to their research and non-research uses.

Allocation of Brokerage Commissions.  Lord Abbett periodically assesses the contributions of the equity brokerage and research services provided by broker-dealers and creates a ranking of broker-dealers reflecting these assessments.  Portfolio managers and research analysts each evaluate the services they receive from broker-dealers and make judgments as to the value and quality of such services.  These assessments may affect the extent to which Lord Abbett trades with a broker-dealer, although the actual amount of transactions placed with a particular broker-dealer may not directly reflect its ranking in the voting process.  Lord Abbett periodically monitors the allocation of equity trading among broker-dealers.

Lord Abbett may select broker-dealers that provide brokerage and research products and services in order to ensure the continued receipt of such products and services which Lord Abbett believes are useful in its investment decision-making process.  Further, Lord Abbett may have an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable arrangements for Lord Abbett to receive research or other services.  In order to manage these conflicts of interest, Lord Abbett has adopted internal procedures that are designed to ensure that its primary objective in the selection of a broker-dealer is to seek best execution for the portfolio transaction.

Lord Abbett’s arrangements for research or brokerage services do not involve any commitment by Lord Abbett or the Fund regarding the allocation of brokerage business to or among any particular broker-dealer.  Rather, Lord Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio securities.  The Fund is prohibited from compensating a broker-dealer for promoting or selling Fund shares by directing the Fund’s portfolio transactions to the broker-dealer or directing any other remuneration to the broker-dealer, including commissions, mark-ups, mark downs or other fees, resulting from the Fund’s portfolio transactions executed by a different broker-dealer. The Fund is permitted to effect portfolio transactions through broker-dealers that also sell shares of the Lord Abbett Funds, provided that Lord Abbett does not consider sales of shares of the Lord Abbett funds as a factor in the selection of broker-dealers to execute portfolio transactions. Thus, whether a particular broker-dealer sells shares of the Lord Abbett Funds is not a factor considered by Lord Abbett when

22

selecting broker-dealers for portfolio transactions and any such sales neither qualifies nor disqualifies the broker-dealer from executing portfolio transactions for the Fund.

Lord Abbett normally seeks to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including the Fund, to facilitate “best execution” and to reduce other transaction costs, if relevant.  All accounts included in a batched transaction through a broker-dealer that provides Lord Abbett with research or other services pay the same commission rate, regardless of whether one or more accounts has prohibited Lord Abbett from receiving any credit toward such services from its commissions.  Each account that participates in a particular batched order, including the Fund, will do so at the average share price for all transactions related to that order.

Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata).  Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account.  In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.  Lord Abbett also may not use a pro-rata allocation approach when making initial investments for newly established accounts for the purpose of seeking to fully invest such accounts as promptly as possible.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker-dealer for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap” or “SMA programs”).  In addition, some broker-dealers who have negotiated an arrangement with Lord Abbett for the provision of brokerage and research services may offer a lower commission rate for client accounts not participating in such arrangement (“non-participating accounts”).  It is Lord Abbett’s policy, however, to seek to include non-participating accounts in batched trades, as Lord Abbett believes these non-participating accounts would receive overall better execution notwithstanding the fact that the non-participating account may be able to pay a lower commission rate if it were not included in the batched trade.

When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  When transactions for all accounts using a particular investment strategy are communicated to the trading desk at or about the same time, Lord Abbett generally will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for SMA programs, by program, and finally for directed accounts.  However, Lord Abbett may determine in its sole discretion to place transactions for one group of accounts (e.g., directed accounts or SMA programs) before or after the remaining accounts based on a variety of factors, including size of overall trade, the broker-dealer’s commitment of capital, liquidity or other conditions of the market and confidentiality.  In some cases, however, Lord Abbett’s batching, allocation and rotation procedures may have an adverse effect on the size of the position purchased for or sold by a particular account or the price paid or received by certain accounts.  Lord Abbett’s trading practices are intended to avoid systematically favoring one product or group of accounts over another and to provide fair and equitable treatment over time for all products and clients.

Total Brokerage Commissions Paid to Independent Broker-Dealers

The Fund is newly organized and has not paid any brokerage commissions on transactions of securities to independent broker-dealer firms during the past three fiscal years ended September 30.

7.

Classes of Shares

The Fund offers investors different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act

23

requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund.  However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.

The Income Trust does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act.  Under the Income Trust’s Declaration and Agreement of Trust (“Declaration”), shareholder meetings may be called (i) at any time by certain officers of the Income Trust or by a majority of the Trustees for the purpose of taking action upon any matter requiring the vote or authority of the Fund’s shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of the Fund’s outstanding shares and entitled to vote at the meeting.

Shareholder Liability.  Delaware law provides that the Trust’s shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations.  The courts of some states, however, may decline to apply Delaware law on this point.  The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust.  The Declaration provides for indemnification out of the Trust’s property of any shareholder or former shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.  In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law or organize another entity in which the Trust will have an interest to take over some or all of the Trust’s property or carry on the Trust’s business.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust and if the shareholders have requested that the Trustees take such action and the Trustees failed or refused to do so for a period of 60 days.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the prospectus under “Other Information for Fund Investors— Pricing of Fund Shares.”

The Fund’s Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the prospectus under “Other Information for Fund Investors— Excessive Trading and Market Timing” for more information.

Under normal circumstances we calculate the Fund’s net asset value as of the close of the New York Stock Exchange LLC (“NYSE”) on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE.  Market value will be determined as follows:  securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the OTC market if, that market more accurately reflects the market value of the bonds.

24

Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices.  OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the prospectus.

The net asset value per share for the Class I shares will be determined by taking the net assets and dividing by the number of Class I shares outstanding.  The Class I shares will be offered at net asset value.

Class I Share Exchanges.  The prospectus briefly describes the Telephone and Online Exchange Privileges.  You may exchange some or all of your Class I shares for Class I shares of any Lord Abbett-sponsored funds currently offering Class I shares to the public.  You should read the prospectus of the other fund before exchanging.  In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.  We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders.  The Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. We can revoke or modify the privilege for all shareholders upon 60 days’ written notice.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the prospectus for expedited redemption procedures.

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits. Redemptions, even when followed by repurchases, are taxable transactions for shareholders that are subject to U.S. federal income tax.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Purchases through Financial Intermediaries.  The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund or Lord Abbett Distributor.  The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described  in the Fund’s prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

A.G. Edwards & Sons, Inc.	Lincoln National Life Insurance Company
AIG SunAmerica Life Assurance Company	LPL Financial
Allstate Life Insurance Company	Mass Mutual Life Investors Services, Inc.
Allstate Life Insurance Company of New York	Merrill Lynch Life Insurance Company

25

B.C. Ziegler and Company	Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or
Bank of America	certain of its affiliates)
Bodell Overcash Anderson & Co., Inc.	MetLife Securities, Inc.
Cadaret, Grant & Co., Inc.	Morgan Stanley DW, Inc
Citigroup Global Markets, Inc.	Nationwide Investment Services Corporation
Commonwealth Financial Network	PHL Variable Insurance Company
Edward D. Jones & Co., L.P.	Phoenix Life and Annuity Company
Family Investors Company	Phoenix Life Insurance Company
Fidelity Brokerage Services, LLC	Protective Life Insurance Company
First SunAmerica Life Insurance Company	RBC Dain Rauscher
First Allied Securities, Inc.	RBC Insurance d/b/a Liberty Life Insurance
Genworth Life & Annuity Insurance Company	Raymond James & Associates, Inc.
Hartford Life and Annuity Insurance Company	Raymond James Financial Services, Inc.
Hartford Life Insurance Company	Sun Life Assurance Company of Canada
James I. Black & Co.	Sun Life Insurance and Annuity Company of New York
Janney Montgomery Scott	UBS Financial Services Inc.
Lincoln Life & Annuity Company of New York	Wachovia Securities, LLC
Woodbury Financial Services, Inc.

For more specific information about any revenue sharing payments made to Dealers, investors should contact their investment professional. See “Financial Intermediary Compensation” in the Fund’s prospectus for further information.

Thomas J. Neff, an Independent Trustee of the Income Trust is a director of Hewitt Associates, Inc. and owns less than 0.02% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $3.2 billion in revenue in fiscal 2008.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds.  In the twelve months ended October 31, 2008, Hewitt Associates LLC received recordkeeping payments totaling approximately $452,090 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Fund

The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Because the Fund is treated as a separate entity for federal income tax purposes, its status as a regulated investment company is determined separately by the Internal Revenue Service.  If it qualifies for special the tax treatment afforded to a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year the Fund does not so qualify, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming the Fund does qualify for such favorable tax treatment, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Assuming that the Fund qualifies for the special tax treatment afforded to a regulated investment company, if at the close of each quarter of a taxable year of the Fund at least 50% of the value of the Fund’s total assets consists of certain obligations the interest on which is excludible from gross income under Section 103(a) of the Code, the Fund will qualify to pay “exempt-interest” dividends to its shareholders.  Those dividends constitute the portion of aggregate dividends (excluding capital gains) as designated by the Fund, equal to the excess of the Fund’s excludible interest over certain amounts disallowed as deductions.  Exempt-interest dividends paid by the Fund are

26

generally exempt from regular federal income tax; however, the amount of such dividends must be reported on the recipient’s federal income tax return.

The Fund may invest up to 20% of its net assets in certain “private activity bonds” that generate interest that constitute items of tax preference that are subject to the U.S. federal alternative minimum tax for individuals or entities that are subject to such tax.  In addition, all exempt-interest dividends may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax.

All dividends, other than exempt-interest dividends, are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the Fund.  The Fund may invest a portion of its portfolio in short-term taxable obligations and may engage in transactions generating gains or income which is not tax exempt, such as selling or lending portfolio securities, purchasing non-municipal securities, acquiring debt obligations at a market discount, or entering into options and futures transactions. Dividends paid by the Fund from such taxable net investment income or net realized short-term capital gains are taxable to you as ordinary income.  Since the Fund’s income is not derived primarily from sources that pay “qualified dividend income,” distributions from the Fund’s taxable net investment income generally will not qualify for taxation at the reduced tax rates available to individuals on qualified dividend income.  In addition, the Fund generally does not expect that any of its dividends will qualify for any dividend-received deduction that might otherwise be available to corporate shareholders.

Distributions paid by the Fund from its net realized long-term capital gains that are designated by the Fund as “capital gain dividends” are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares.  The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (0% for certain taxpayers in the 10% or 15% income tax brackets) for capital assets held for more than one year.  You should also be aware that the benefits of the long-term capital gains rates may be reduced if you are subject to the alternative minimum tax.  Under current law, the reduced federal income tax rates on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.  Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

The Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of up to eight years to offset the Fund’s capital gains in those years.  To the extent capital gains are offset by such losses, they do not result in tax liability to the Fund and are not expected to be distributed to you as capital gain dividends.

Distributions paid by the Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gain from the sale of the shares.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared. The Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Redemptions and exchanges of Fund shares for shares of another fund generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares will be disallowed to the extent of the amount of any exempt-interest dividends received.  Additionally, if your holding period is six months or less, any capital loss realized from the sale, exchange, or redemption of such shares, to the extent not previously disallowed, must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares.  Losses on the sale of Fund shares may be disallowed to the extent that within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire other shares in the Fund (including pursuant to reinvestment of dividends and/or capital gain distributions).

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Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund may not be deductible, in whole or in part, for federal purposes.  Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of acquiring or carrying shares of the Fund even though the borrowed funds may not be directly traceable to the purchase of shares.

Fund shares may not be an appropriate investment for “substantial users” of facilities financed by industrial development bonds, or persons related to such “substantial users.”  Such persons should consult their tax advisers before investing in Fund shares.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Certain investment practices that the Fund may utilize, such as investing in options, futures, interest rate swaps, credit swaps, total return swaps, and options on swaps and interest rate caps, floors and collars, may affect the amount, character, and timing of the recognition of gains and losses by the Fund.  Such transactions may in turn affect the amount and character of Fund distributions and may result in the distribution of taxable income to you.

The Fund may invest up to 20% of its net assets in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute at least annually, all or substantially all of its taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.  A shareholder who fails to make the required disclosure may be subject to substantial penalties.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments and exchanges (“backup withholding”). Generally, you will be subject to backup withholding if the Fund does not have your Social Security number or other certified taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.  When establishing an account, you must certify under penalties of perjury that your Social Security number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above.  Although interest from tax-exempt bonds is generally not excludible from income for state and local income tax purposes, many states allow you to exclude the percentage of dividends derived from interest income on obligations of the state or its political subdivisions and instrumentalities if you are a resident of that state. Many states also allow you to exclude from income interest on obligations of the federal government and certain other governmental authorities, including U.S. territories and possessions.  However, certain states may require that a specific percentage of the Fund’s income be derived from state and/or federal obligations before such dividends may be excluded from state taxable income.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary

28

supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for taxable years of the Fund commencing prior to January 1, 2010, provided that the Fund chooses to make a specific designation relating to such dividends) and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.  The Income Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

11.

Financial Statements

The Fund is newly organized and has no financial statements available as of the date hereof.

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APPENDIX A

Municipal Bond Ratings

Moody’s Investors Service

Investment Grade

Aaa:  Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Below Investment Grade

Ba: Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca: Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody’s appends the following numerical modifiers to each generic rating classification from Aa through Caa: modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

Standard & Poor’s

Investment Grade

AAA: An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor’s capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters.

However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are continuing.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Ratings

Investment Grade

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable future developments.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Below Investment Grade

BB: Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Municipal Note Ratings

Moody’s Investors Service

Investment Grade

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

Below Investment Grade

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3: Issues carrying this designation have a speculative capacity to pay principal and interest.

Short-Term Debt Ratings

Moody’s Investors Service

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues in the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable economic and business environment.

D: Default. Actual or imminent payment default.

APPENDIX B

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies — Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings (Item #1) *
Abel/Noser Corp.	Monthly
Annitek Consulting, LLC	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
BNY ConvergEx Execution Solutions, Inc.	As Requested
Branch Bank and Trust	As Requested
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Cardinal Investment Advisors LLC	As Requested
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	Annually
DeMarche Associates, Inc.	As Requested
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Freedom One Financial Group	Monthly
Fund Evaluation Group, LLC	Quarterly
Hartland & Co.	Monthly
Hoefer and Arnett, Inc.	As Requested
Indie Research, LLC	As needed
Inforlago IT Ltd.	As Requested
InfusionDEV LLC	As Requested
ING Life Insurance and Annuity Company / ING Insurance Company of America	As Requested
Institutional Shareholder Services, Inc. (ISS)	Daily
Investortools Inc.	Daily
Jeffrey Slocum & Associates, Inc.	Monthly
Jeffries & Co., Inc.	Monthly
John Hancock Financial Services	As Requested
JP Morgan Securities, Inc.	Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
LCG Associates, Inc.	As requested
Lipper Inc., a Reuters Company (tech)	Monthly

B-1

Portfolio Holdings (Item #1) *
MacGregor Group, Inc.	Upon Request
Marquette Associates	As Requested
Mercer HR Services LLC (Putnam Fiduciary Trust Company)	Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily
MSCI Barra	Daily
Natixis Bleichroeder, Inc.	Upon Request
Nock, Inc.	Daily
Prime Buchholz & Associates, Inc.	As Requested
Princeton Financial Systems, Inc.	Upon Request
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Rabil Stock Research, LLC	As Requested
RBC Capital Markets Corporation	Upon Request
Reuters America LLC	Daily
Robert W. Baird, Inc.	Upon Request
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
Schwab Corporate Services	Monthly
SG Constellation LLC	Daily
Sidoti & Company, LLC	Upon Request
Standard & Poor’s	Monthly
State Street Corporation	Daily
Stifel, Nicholaus & Co. Inc.	Quarterly
Stratford Advisory Group. Inc.	As Requested
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Watson Wyatt Worldwide	Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*                                         The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

B-2

APPENDIX C

April 17, 2008

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained RiskMetrics Group, formerly Institutional Shareholder Services (“RMG”), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account  business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.  We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld.

These actions include, but are not limited to:

(1)                Attending less than 75% of board and committee meetings without a valid excuse.

(2)                Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

(3)                Failing to act on takeover offers where a majority of shareholders tendered their shares.

(4)                Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.

(5)                Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal.  We will consider on a case-by-case basis proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and, as a general matter, we believe that all directors should be accountable on an annual basis.  Nonetheless, we recognize that the basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Moreover, in certain cases, shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, and a classified board may give incumbent management the ability to combat a hostile takeover attempt and thereby preserve shareholder value.  Accordingly, we will examine proposals to classify or declassify boards of directors on a case-by-case basis and vote in the manner we determine to be in the best interests of shareholders.

Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis.  We use RMG for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

(1)                The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

(2)                Management’s rationale for why the repricing is necessary.

(3)                The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

(4)                Other factors, such as the number of participants, term of option, and the value for value exchange.

 In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives.  Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case-by-case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1)                    Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)                    Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)                    Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)                    “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•                  Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•                  No dead-hand or no-hand pills.

•                  Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•                  Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

 LA-SDTFI-2

LORD ABBETT MUNICIPAL INCOME TRUST

PART C

OTHER INFORMATION

Item 23.      Exhibits

(a)                           Articles of Incorporations.

(i)                         Declaration and Agreement of Trust dated May 17, 2002.  Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on July 22, 2002 (Accession Number 0001145443- 02-000267).

(ii)                      Amendment to the Declaration and Agreement of Trust dated April 22, 2003.  Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on June 26, 2003 (Accession Number 0001047469-03-022360).

(iii)                   Amendment to the Declaration and Agreement of Trust dated April 20, 2004. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on January 28, 2005 (Accession Number 0001047469-05-001823).

(iv)                  Amendment to the Declaration and Agreement of Trust dated November 19, 2004.  Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on December 30, 2004 (Accession Number 0001047469-04-038619).

(v)                     Amendment to the Declaration and Agreement of Trust effective December 30, 2004.  Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on January 28, 2005 (Accession Number 0001047469-05-001823).

(vi)                  Amendment to the Declaration and Agreement of Trust dated January 25, 2007. Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on April 27, 2007 (Accession Number 0001104659-07-032562).

(vii)               Amendment to the Declaration and Agreement of Trust dated April 26, 2007. Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on April 27, 2007 (Accession Number 0001104659-07-032562).

(viii)            Amendment to the Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on September 14, 2007 (Accession Number 0001104659-07-068589).

(ix)                    Amendment to the Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on September 14, 2007 (Accession Number 0001104659-07-068589).

(x)                       Amendment to Declaration and Agreement of Trust dated September 11, 2008. Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on September 26, 2008 (Accession Number 0001104659-08-060691).

(b)                          By-Laws. By-Laws as amended December 30, 2004. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on January 28, 2005 (Accession Number 0001047469-05-001823).

(c)                           Instruments Defining Rights of Security Holders.  Not applicable.

(d)                        Investment Advisory Contracts.

(i)                         Management Agreement incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on July 22, 2002 (Accession Number 0001145443-02-000267).

(ii)                      Addendum to Management Agreement dated June 30, 2003. Incorporated by reference to Post- Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on January 28, 2005 (Accession Number 0001047469-05-001823).

(iii)                   Addendum to Management Agreement dated December 30, 2004.  Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on December 30, 2004 (Accession Number 0001047469-04-038619).

(iv)                  Addendum to Management Agreement dated October 1, 2004. Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on January 30, 2006 (Accession Number 0001047469-06-001141).

(v)                     Expense Reimbursement Agreement effective February 1, 2008 for the Georgia Series, Pennsylvania Series and Lord Abbett Intermediate Tax-Free Fund.  Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on January 28, 2008 (Accession Number 0001104659-08-005143).

(vi)                  Addendum to the Management Agreement dated December 10, 2008.  Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(vii)               Expense Reimbursement Agreement effective December 10, 2008, for the Lord Abbett Short Duration Tax Free Fund. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(e)                           Underwriting Contracts. Distribution Agreement incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on July 22, 2002 (Accession Number 0001145443-02- 000267).

(f)                             Bonus or Profit Sharing Contracts.  Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on January 31, 2001 (Accession Number 0000879587-01-000002).

(g)                          Custodian Agreement

(i)                         Custodian Agreement and updated Exhibit A dated June 29, 2006 including amendments. Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on January 29, 2007 (Accession Number 0001104659-07-005480).

(ii)                      Custodian Agreement and updated Exhibit A dated June 20, 2008.  Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(iii)                   Custodian Agreement and updated Exhibit A dated December 10, 2008. Filed herein.

(h)                          Other Material Contracts

(i)                         Transfer Agency Agreement dated July 1, 2004, with amendments. Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on January 28, 2008 (Accession Number 0001104659-08-005143).

(ii)                      Amendment to the Transfer Agency Agreement dated June 20, 2008.  Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(iii)                   Form of amendment to the Transfer Agency Agreement dated December 10, 2008. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(iv)      Transfer Agency Agreement dated July 1, 2004, including amendments, Filed herein.

(v)                     Administrative Services Agreement dated December 12, 2002 with amendments Nos. 1-8. Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on January 31, 2006 (Accession Number 0001047469-06-001141).

(vi)                  Amendments Nos. 9-10 of the Administrative Services Agreement. Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on January 29, 2007 (Accession Number 0001104659-07-005480).

(vii)               Amendment No. 11 to Administrative Services Agreement.  Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on January 28, 2008 (Accession

Number 0001104659-08-005143).

(viii)            Amendment No. 12 to Administrative Services Agreement dated June 20, 2008.  Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(ix)                    Amendment No. 13 to Administrative Services Agreement dated December 10, 2008.  Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(i)                               Legal Opinion.  Opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Filed herein.

(j)                               Other Opinion.  Consent of Deloitte & Touche LLP.  Filed herein.

(k)                            Omitted Financial Statements.  Not applicable.

(l)                               Initial Capital Agreements.  Incorporated by reference.

(m)                         Rule 12b-1 Plan.  Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 10, 2007 with updated Schedule A dated December 10, 2008.  Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(n)                         Rule 18f-3 Plan.  Amended & Restated Plan as of July 1, 2008 pursuant to Rule 18f-3(d) under the Investment Company Act 1940 with updated Schedule A dated December 10, 2008.  Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(o)                           Reserved.

(p)                           Code of Ethics dated September 2008. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

Item 24.                       Persons Controlled by or Under Common Control with the Registrant.

None.

Item 25.                       Indemnification.

The Registrant is a Delaware statutory trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant’s Declaration and Agreement of Trust at Section 4.3 relating to indemnification of trustees, officers, etc. states the following.

The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof.

Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series.  No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.  In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.  All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual).  In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3.  The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial- type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.  The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a trustee, officer, or controlling person of  the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a trustees’ and officers’ errors and omissions liability insurance policy protecting trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as trustees or officers.  The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26.        Business and Other Connections of the Investment Adviser

(a)                                 Adviser - Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals. Lord Abbett Distributor LLC serves as its distributor and principal underwriter.

(b)                                Set forth below is information relating to the business, profession, vocation or employment of a substantial nature that each partner of the adviser, is or has been engaged in within the last two fiscal years for his/her own account in the capacity of director, officer, employee, partner or trustee of Lord Abbett.  The principal business address of the following persons is c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

Item 27.      Principal Underwriter

(a)                           Lord Abbett Distributor LLC serves as principal underwriter for the Registrant.  Lord Abbett Distributor LLC also serves as principal underwriter for the following registered open- end investment companies sponsored by Lord, Abbett & Co. LLC:

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

(b)                          Lord Abbett Distributor LLC is a wholly-owned subsidiary of Lord, Abbett & Co. LLC.  The principal officers of Lord Abbett Distributor LLC are:

Name and Principal Business Address*	Positions and/or Offices with Lord Abbett Distributor LLC	Positions and Offices with the Registrant

Robert S. Dow	Chief Executive Officer	Chairman and CEO
Lawrence H. Kaplan	General Counsel	Vice President and Secretary
Marion Zapolin	Chief Financial Officer	Not applicable
James W. Bernaiche	Chief Compliance Officer	Chief Compliance Officer

*	Each Officer has a principal business address of: 90 Hudson Street, Jersey City, New Jersey 07302-3973.

(c)                           Not applicable.

Item 28.      Location of Accounts and Records

Registrant maintains the records required by Rules 31a- 1(a) and (b) and 31a- 2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), at its main office.

Lord, Abbett & Co. LLC maintains the records required by Rules 31a-1(f) and 31a-2(e) under the 1940 Act at its main office.

Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant’s Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3 under the 1940 Act.

Item 29.      Management Services

None.

Item 30.      Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 28th day of January, 2009.

LORD ABBETT MUNICIPAL INCOME TRUST

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by  the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Robert S. Dow*	Chairman and Trustee	January 28, 2009
Robert S. Dow

Daria L. Foster*	President and Trustee	January 28, 2009
Daria L. Foster

E. Thayer Bigelow*	Trustee	January 28, 2009
E. Thayer Bigelow

William H. T. Bush*	Trustee	January 28, 2009
William H. T. Bush

Robert B. Calhoun, Jr.*	Trustee	January 28, 2009
Robert B. Calhoun, Jr.

Julie A. Hill*	Trustee	January 28, 2009
Julie A. Hill

Franklin W. Hobbs*	Trustee	January 28, 2009
Franklin W. Hobbs

Thomas J. Neff*	Trustee	January 28, 2009
Thomas J. Neff

James L.L. Tullis*	Trustee	January 28, 2009
James L.L. Tullis

*BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N- 14 and any amendments thereto), and to   file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below  by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow	Chairman, CEO and Director/Trustee	February 1, 2008
Robert S. Dow

/s/ Daria L. Foster	President and Director/Trustee	February 1, 2008
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	February 1, 2008
E. Thayer Bigelow

/s/ William H. T. Bush	Director/Trustee	February 1, 2008
William H. T. Bush

/s/ Robert B. Calhoun, Jr.	Director/Trustee	February 1, 2008
Robert B. Calhoun, Jr.

/s/ Julie A. Hill	Director/Trustee	February 1, 2008
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	February 1, 2008
Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	February 1, 2008
Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	February 1, 2008
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Large-Cap Growth Fund

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.